UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.82%

COMMON STOCKS 7.87%

Aerospace & Defense 0.72%

Lockheed Martin Corp.	11	$2,398,722
Raytheon Co.	15	1,817,870
Total		4,216,592

Beverages 0.46%

Constellation Brands, Inc. Class A	19	2,662,420

Biotechnology 0.22%

Vertex Pharmaceuticals, Inc.*	15	1,282,350

Foods 0.28%

Blue Buffalo Pet Products, Inc.*	90	1,648,610

Health Equipment & Supply 0.65%

Edwards Lifesciences Corp.*	25	2,175,000
Intuitive Surgical, Inc.*	3	1,642,446
Total		3,817,446

Information Technology Services 0.79%

Booz Allen Hamilton Holding Corp.	53	1,452,450
CSRA, Inc.	121	3,139,950
Total		4,592,400

Insurance: Casualty 0.72%

Chubb Ltd. (Switzerland)(a)	36	4,185,536

Insurance: Multi-Line 0.61%

Hanover Insurance Group, Inc. (The)	43	3,566,850

Internet Software & Services 0.38%

PayPal Holdings, Inc.*	58	2,212,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Shares (000)	Fair Value
Leisure Facilities 0.99%

Las Vegas Sands Corp.	42	$2,027,760
MGM Resorts International*	77	1,457,610
Wynn Resorts Ltd.	28	2,309,440
Total		5,794,810

Miscellaneous: Energy 0.34%

First Solar, Inc.*	28	2,012,360

Oil: Integrated 0.08%

Carrizo Oil & Gas, Inc.*	23	494,500

Pollution Control 0.67%

Thermo Fisher Scientific, Inc.	31	3,940,295

Real Estate 0.68%

Public Storage	8	1,995,920
QTS Realty Trust, Inc. Class A	44	1,958,880
Total		3,954,800

Retail: Specialty 0.28%

Home Depot, Inc. (The)	13	1,613,560
Total Common Stocks (cost $46,931,253)		45,994,649

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 62.83%

Autos 2.74%

Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	$5,701	3,554,796
Tesla Motors, Inc.	0.25%	3/1/2019	14,600	12,464,750
Total				16,019,546

Biotechnology 2.70%

BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020	4,115	4,842,841
Illumina, Inc.	0.50%	6/15/2021	4,220	4,423,087
Incyte Corp. Ltd.	1.25%	11/15/2020	2,605	4,182,653
TESARO, Inc.	3.00%	10/1/2021	1,700	2,357,688
Total				15,806,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Commercial Services 2.00%

Euronet Worldwide, Inc.	1.50%	10/1/2044	$5,285	$5,892,775
Extra Space Storage LP†	2.375%	7/1/2033	2,551	3,816,934
WESCO International, Inc.	6.00%	9/15/2029	1,250	1,956,250
Total				11,665,959

Computers & Peripherals 2.26%

Electronics For Imaging, Inc.	0.75%	9/1/2019	4,330	4,378,712
SanDisk Corp.	1.50%	8/15/2017	5,808	8,839,050
Total				13,217,762

Consumer Services 0.61%

Ctrip.com International Ltd. (China)(a)	1.25%	10/15/2018	2,880	3,555,000

Diversified Financials 2.21%

MGIC Investment Corp.†	9.00%	4/1/2063	11,620	12,905,462

Diversified Metals & Mining 1.06%

RTI International Metals, Inc.	1.625%	10/15/2019	6,218	6,202,455

Electronic Equipment & Instruments 0.83%

NXP Semiconductors NV (Netherlands)(a)	1.00%	12/1/2019	4,590	4,876,875

Entertainment 1.76%

CenterPoint Energy, Inc.	4.184%	9/15/2029	176	10,293,250

Foods 0.73%

Herbalife Ltd.	2.00%	8/15/2019	4,663	4,260,840

Health Equipment & Supply 2.88%

ALZA Corp.	Zero Coupon	7/28/2020	2,195	3,180,006
Danaher Corp.	Zero Coupon	1/22/2021	1,430	3,708,169
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	3,026	3,905,431
Teleflex, Inc.	3.875%	8/1/2017	2,600	6,062,875
Total				16,856,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 1.00%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	$2,754	$2,616,300
Carriage Services, Inc.	2.75%	3/15/2021	3,000	3,208,125
Total				5,824,425

Internet Software & Services 10.99%

Akamai Technologies, Inc.	Zero Coupon	2/15/2019	6,030	5,837,824
MercadoLibre, Inc. (Argentina)(a)	2.25%	7/1/2019	4,450	4,619,656
Priceline Group, Inc. (The)	0.35%	6/15/2020	8,500	10,306,250
Twitter, Inc.	1.00%	9/15/2021	10,500	8,833,125
VeriSign, Inc.	4.345%	8/15/2037	4,245	10,524,947
Yahoo!, Inc.	Zero Coupon	12/1/2018	24,622	24,114,171
Total				64,235,973

Leisure Products 0.72%

Jarden Corp.	1.875%	9/15/2018	2,500	4,239,063

Miscellaneous: Financial 1.78%

Gold Exchangeable Ltd. (Jersey)(a)	5.875%	5/13/2019	10,000	10,381,200

Miscellaneous: Industrials 0.68%

Dycom Industries, Inc.†	0.75%	9/15/2021	4,190	3,949,075

Miscellaneous: Transportation 0.74%

Echo Global Logistics, Inc.	2.50%	5/1/2020	4,550	4,348,094

Oil Services 0.90%

Helix Energy Solutions Group, Inc.	3.25%	3/15/2032	9,590	5,244,531

Oil: Integrated 0.24%

Whiting Petroleum Corp.†	1.25%	4/1/2020	3,743	1,382,571

Pharmaceuticals 1.83%

Gilead Sciences, Inc.	1.625%	5/1/2016	1,879	7,255,298
Ionis Pharmaceuticals, Inc.	1.00%	11/15/2021	4,150	3,467,844
Total				10,723,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Precious Metals 3.92%

Newmont Mining Corp.	1.625%	7/15/2017	$12,210	$12,454,200
Royal Gold, Inc.	2.875%	6/15/2019	6,100	5,734,000
Stillwater Mining Co.	1.75%	10/15/2032	4,990	4,756,094
Total				22,944,294

Real Estate 1.79%

VEREIT, Inc.	3.00%	8/1/2018	11,000	10,477,500

Retail: Specialty 2.38%

GNC Holdings, Inc.†	1.50%	8/15/2020	6,000	4,601,250
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	596	419,435
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	11,264	8,891,520
Total				13,912,205

Semiconductors 12.54%

Inphi Corp.†	1.125%	12/1/2020	6,250	5,910,156
Intel Corp.	2.95%	12/15/2035	21,213	25,720,763
Lam Research Corp.	0.50%	5/15/2016	6,889	8,245,272
Microchip Technology, Inc.	1.625%	2/15/2025	4,000	3,857,500
Micron Technology, Inc.	3.00%	11/15/2043	5,503	3,838,343
NVIDIA Corp.	1.00%	12/1/2018	5,122	8,259,225
ON Semiconductor Corp.	2.625%	12/15/2026	4,500	4,708,125
SunPower Corp.†	4.00%	1/15/2023	9,153	9,513,399
Xilinx, Inc.	2.625%	6/15/2017	2,000	3,278,750
Total				73,331,533

Software - Applications & Systems 2.55%

FireEye, Inc.†	1.00%	6/1/2035	8,500	6,996,562
Red Hat, Inc.	0.25%	10/1/2019	2,750	3,212,344
salesforce.com, Inc.	0.25%	4/1/2018	3,940	4,708,300
Total				14,917,206

Tobacco 0.99%

Vector Group Ltd.	1.75%#	4/15/2020	5,200	5,775,250
Total Convertible Bonds (cost $390,415,314)				367,345,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 22.70%

Banks: Regional 4.29%

Wells Fargo & Co.	7.50%	21	$25,088,024

Commercial Services 0.45%

Stericycle, Inc.	5.25%	30	2,622,000

Diversified Financials 0.76%

AMG Capital Trust II	5.15%	90	4,455,000

Foods 1.87%

Post Holdings, Inc.	5.25%	28	3,560,250
Tyson Foods, Inc.	4.75%	102	7,372,225
Total			10,932,475

Health Services 0.75%

Anthem, Inc.	5.25%	99	4,389,935

Oil & Gas Products 0.49%

Kinder Morgan, Inc.	9.75%	66	2,880,489

Oil: Integrated 1.28%

Hess Corp.	8.00%	134	7,486,176

Pharmaceuticals 6.04%

Allergan plc	5.50%	20	19,440,348
Teva Pharmaceutical Industries Ltd. (Israel)(a)	7.00%	18	15,892,140
Total			35,332,488

Utilities: Electric 2.33%

Dominion Resources, Inc.	6.00%	120	6,617,703
NextEra Energy, Inc.	6.371%	126	6,979,125
Total			13,596,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Dividend Rate		Shares (000)	Fair Value
Wireless Communications Services 4.44%

American Tower Corp.	5.25%		66	$6,548,949
Crown Castle International Corp.	4.50%		34	3,570,000
Frontier Communications Corp.	11.125%		99	10,069,020
T-Mobile US, Inc.	5.50%		90	5,772,707
Total				25,960,676
Total Convertible Preferred Stocks (cost $135,378,207)				132,744,091

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 3.42%

Banks: Regional 0.66%

Wells Fargo & Co.†	0.125%	4/28/2021	$4,320	3,843,504

Broadcast & Cable 0.53%

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	3,000	3,071,250

Oil: Integrated 0.46%

Bonanza Creek Energy, Inc.	6.75%	4/15/2021	575	173,938
Continental Resources, Inc.	5.00%	9/15/2022	2,000	1,520,500
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	2,250	1,023,750
Total				2,718,188

Wireless Communications Services 1.77%

Neptune Finco Corp.†	10.875%	10/15/2025	9,550	10,337,875
Total Corporate Bonds (cost $21,242,560)				19,970,817
Total Long-Term Investments (cost $593,967,334)				566,055,518

SHORT-TERM INVESTMENTS 3.24%

CONVERTIBLE BONDS 1.61%

Biotechnology 0.19%

Illumina, Inc.	0.25%	3/15/2016	615	1,099,316

Internet Software & Services 0.74%

Equinix, Inc.	4.75%	6/15/2016	1,100	4,356,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Media 0.38%

Electronic Arts, Inc.	0.75%	7/15/2016	$1,100	$2,219,937

Oil: Integrated 0.30%

PDC Energy, Inc.†	3.25%	5/15/2016	1,432	1,727,350
Total Convertible Bonds (cost $10,306,343)				9,402,603

REPURCHASE AGREEMENT 1.63%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $9,765,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $9,716,175; proceeds: $9,523,785 (cost $9,523,777)			9,524	9,523,777
Total Short-Term Investments (cost $19,830,120)				18,926,380
Total Investments in Securities 100.06% (cost $613,797,454)				584,981,898
Liabilities in Excess of Other Assets (0.06%)				(354,640)
Net Assets 100.00%				$584,627,258

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks	$45,994,649	$—	$—		$45,994,649
Convertible Bonds	—	376,748,564	—		376,748,564
Convertible Preferred Stocks	132,744,091	—	—		132,744,091
Corporate Bonds
Banks: Regional	—	—	3,843,504	(4)	3,843,504
Remaining Industries	—	16,127,313	—		16,127,313
Repurchase Agreement	—	9,523,777	—		9,523,777
Total	$178,738,740	$402,399,654	$3,843,504		$584,981,898

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds	Corporate Bonds
Balance as of December 1, 2015	$4,663,562	$3,919,968
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	(76,464)
Purchases	—	—
Sales	—	—
Net transfers in or out of Level 3	(4,663,562)	—
Balance as of February 29, 2016	$—	$3,843,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.60%

ASSET-BACKED SECURITIES 19.64%

Automobiles 10.33%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$2,517	$2,489,534
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	891	891,046
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	596	595,271
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	2,327	2,322,278
AmeriCredit Automobile Receivables Trust 2014-4 A2A	0.72%	4/9/2018	996	994,592
AmeriCredit Automobile Receivables Trust 2014-4 D	3.07%	11/9/2020	2,869	2,884,473
AmeriCredit Automobile Receivables Trust 2015-3 D	3.34%	8/8/2021	2,182	2,193,909
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	1,750	1,758,936
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	1,828	1,829,480
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,922	1,940,633
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,309	1,326,335
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,164	3,184,683
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,440,934
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	3,758	3,742,357
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	3,440	3,431,568
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,113	2,104,484
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	827	826,604
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	3,905	3,907,342
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	410	409,685
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	784	783,917
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	1,445	1,444,816
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	4,419	4,434,232
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	402	395,949
Capital Auto Receivables Asset Trust 2013-3 A3	1.31%	12/20/2017	1,486	1,486,671
Capital Auto Receivables Asset Trust 2013-3 C	2.79%	10/22/2018	2,325	2,349,302
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	3,313	3,310,556
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,334,053
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	4,481	4,507,918
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	4,063	4,058,300
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,704	1,705,815
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	122	122,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	$493		$492,288
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	3,864		3,862,213
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	6,134		6,125,886
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	867		866,015
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	683		682,774
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	559		558,581
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	3,667		3,661,574
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	844		841,736
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	1,147		1,125,396
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,124		2,124,208
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,010		2,004,876
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	2,085		2,057,098
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	915		910,096
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	3,230		3,223,213
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	142		142,131
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	2,020		2,020,381
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	202		201,952
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	1,258		1,257,038
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	2,690		2,688,036
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	440		440,266
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	—	(a)	296
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	1,617		1,616,605
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	1,205		1,205,103
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	3,020		3,026,826
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	1,041		1,041,272
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%	11/15/2017	1,465		1,464,636
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	8,244		8,240,764
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	350		349,934
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	1,917		1,910,597
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	943		943,687
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	308		307,812
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	1,242		1,240,231
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	5,349		5,348,544
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,520		2,482,938
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	2,691		2,684,021
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	4,800		4,784,889
Volkswagen Auto Loan Enhanced Trust 2014-2 A2	0.53%	7/20/2017	1,739		1,736,434
World Omni Auto Receivables Trust 2014-B A2A	0.60%	1/16/2018	775		775,141
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	653		652,615
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	1,923		1,921,308
Total					143,227,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 3.11%

Chase Issuance Trust 2014-A1	1.15%		1/15/2019	$6,830	$6,844,571
Chase Issuance Trust 2014-A3	0.631	%#	5/15/2018	3,746	3,746,160
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	5,762	5,773,350
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	6,359	6,372,905
Citibank Credit Card Issuance Trust 2014-A2	1.02%		2/22/2019	4,637	4,637,568
Discover Card Execution Note Trust 2013-A5	1.04%		4/15/2019	1,665	1,666,973
Synchrony Credit Card Master Note Trust 2011-2 A	0.911	%#	5/15/2019	3,449	3,449,797
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	1,593	1,592,354
Synchrony Credit Card Master Note Trust 2015-3 A	1.74%		9/15/2021	1,620	1,620,960
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	7,444	7,443,253
Total					43,147,891

Other 6.20%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.537	%#	4/16/2021	848	835,011
Avenue CLO VI Ltd. 2007-6A A2†	0.665	%#	7/17/2019	1,250	1,242,632
Avery Point IV CLO Ltd. 2014-1A A†	1.84	%#	4/25/2026	2,500	2,451,477
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.465	%#	4/18/2025	1,500	1,477,425
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	1.793	%#	4/27/2027	1,000	987,821
Cent CDO XI Ltd. 2006-11A A1†	0.58	%#	4/25/2019	1,154	1,138,118
Cent CLO Ltd. 2013-17A A1†	1.622	%#	1/30/2025	1,700	1,658,342
Cent CLO Ltd. 2013-18A A†	1.436	%#	7/23/2025	600	587,282
CIFC Funding II Ltd. 2014-2A A1L†	1.862	%#	5/24/2026	4,450	4,393,234
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	1,294	1,305,135
CNH Wholesale Master Note Trust 2013-2A A†	1.031	%#	8/15/2019	2,474	2,471,785
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	904	903,059
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,114	1,121,329
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	3,275	3,277,702
Fore CLO Ltd. 2007-1A A2†	0.767	%#	7/20/2019	740	735,483
Gleneagles CLO Ltd. 2005-1A B†	1.166	%#	11/1/2017	212	210,887
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,374,616
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.615	%#	4/17/2022	1,152	1,151,168
Hempstead CLO LP 2013-1A A1†	1.821	%#	1/15/2026	3,500	3,412,725
Jackson Mill CLO Ltd. 2015-1A A†	1.861	%#	4/15/2027	1,150	1,118,641
JFIN Revolver CLO Ltd. 2013-1A A†	1.567	%#	1/20/2021	867	867,630
JFIN Revolver CLO Ltd. 2014-2A A2†	1.67	%#	2/20/2022	850	839,860
JFIN Revolver CLO Ltd. 2015-3A A1†	1.817	%#	4/20/2023	3,000	2,987,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	$1,196	$1,194,541
KKR Financial CLO Ltd. 2007-1A A†	0.712	%#	5/15/2021	524	519,854
KKR Financial CLO Ltd. 2007-1A B†	1.112	%#	5/15/2021	1,250	1,244,318
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	1,885	1,874,240
Marathon CLO IV Ltd. 2012-4A A1†	1.76	%#	5/20/2023	2,932	2,924,458
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	2,773	2,771,905
NZCG Funding Ltd. 2015-2A A1†	1.873	%#	4/27/2027	1,500	1,477,804
Oaktree CLO Ltd. 2014-2A A1A†	1.847	%#	10/20/2026	3,000	2,943,983
Oaktree EIF I Ltd. 2015-A1 B†	3.245	%#	10/18/2027	3,250	3,239,860
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.841	%#	4/15/2026	1,500	1,479,594
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	1,558	1,524,283
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,100,629
OZLM Funding Ltd. 2012-1A A2R†	2.67	%#	7/22/2027	4,650	4,624,591
Recette CLO LLC 2015-1A B1†	2.515	%#	10/20/2027	1,000	952,041
Shackleton CLO Ltd. 2014-5A A†	1.844	%#	5/7/2026	1,800	1,770,627
Sheridan Square CLO Ltd. 2013-1A A1†	1.371	%#	4/15/2025	2,500	2,438,189
SLM Private Education Loan Trust 2010-A 2A†	3.681	%#	5/16/2044	1,313	1,348,152
SLM Private Education Loan Trust 2011-B A1†	1.281	%#	12/16/2024	934	933,867
SLM Private Education Loan Trust 2012-A A1†	1.831	%#	8/15/2025	233	233,969
SLM Private Education Loan Trust 2012-C A1†	1.527	%#	8/15/2023	1,065	1,064,410
SLM Private Education Loan Trust 2012-E A1†	1.177	%#	10/16/2023	1,510	1,509,923
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.635	%#	4/17/2021	1,750	1,718,309
Tryon Park CLO Ltd. 2013-1A A1†	1.441	%#	7/15/2025	1,000	972,438
Venture XVI CLO Ltd. 2014-16A A1L†	1.821	%#	4/15/2026	3,746	3,677,326
Venture XVIII CLO Ltd. 2014-18A A†	1.771	%#	10/15/2026	2,000	1,957,398
Voya CLO Ltd. 2015-1A A1†	1.795	%#	4/18/2027	3,100	3,053,657
Westchester CLO Ltd. 2007-1A A1A†	0.554	%#	8/1/2022	819	807,988
Total					85,907,479
Total Asset-Backed Securities (cost $273,131,605)					272,282,635

CORPORATE BONDS 21.83%

Aerospace/Defense 0.03%

Harris Corp.	4.854%		4/27/2035	445	445,721

Automotive 0.51%

Ford Motor Co.	6.375%		2/1/2029	697	779,916
Ford Motor Co.	6.625%		10/1/2028	1,356	1,556,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Co.	5.00%	4/1/2035	$1,380	$1,211,726
General Motors Co.	6.60%	4/1/2036	2,409	2,502,204
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	1,000	1,005,978
Total				7,056,242

Banks: Money Center 0.05%

Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	650	660,619

Banks: Regional 3.59%

Bank of America Corp.	3.95%	4/21/2025	753	727,094
Bank of America Corp.	4.20%	8/26/2024	3,509	3,518,650
Bank of America Corp.	4.25%	10/22/2026	1,560	1,542,834
Barclays plc (United Kingdom)(b)	3.65%	3/16/2025	3,047	2,806,296
Barclays plc (United Kingdom)(b)	4.375%	1/12/2026	1,545	1,493,902
Citigroup, Inc.	5.50%	9/13/2025	3,647	3,913,672
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	1,031	1,239,010
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,450	3,954,932
JPMorgan Chase & Co.	3.875%	9/10/2024	6,895	6,916,009
JPMorgan Chase & Co.	4.25%	10/1/2027	2,400	2,447,707
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025	1,696	1,673,927
Macquarie Bank Ltd. (Australia)†(b)	4.875%	6/10/2025	1,775	1,724,558
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	2,231	2,524,426
Morgan Stanley	4.00%	7/23/2025	3,588	3,708,614
Morgan Stanley	5.00%	11/24/2025	1,201	1,265,733
Morgan Stanley	7.25%	4/1/2032	290	381,071
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%	9/15/2025	2,220	2,100,142
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,490	3,329,710
Wells Fargo & Co.	4.10%	6/3/2026	793	820,015
Wells Fargo Bank NA	5.85%	2/1/2037	3,007	3,629,079
Total				49,717,381

Beverages 0.31%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	1,750	1,838,144
Anheuser-Busch InBev Finance, Inc.	4.90%	2/1/2046	1,500	1,611,251
JB y Cia SA de CV (Mexico)†(b)	3.75%	5/13/2025	800	781,923
Total				4,231,318

Biotechnology Research & Production 0.55%

Amgen, Inc.	4.95%	10/1/2041	635	633,893
Amgen, Inc.	6.40%	2/1/2039	4,874	5,772,020
Gilead Sciences, Inc.	4.60%	9/1/2035	1,150	1,198,493
Total				7,604,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.06%

Western Union Co. (The)	3.35%	5/22/2019	$780	$795,822

Chemicals 0.29%

Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	559,625
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,287	2,909,060
NewMarket Corp.	4.10%	12/15/2022	607	617,187
Total				4,085,872

Computer Hardware 0.37%

Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	1,617	1,705,110
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	3,651	3,471,477
Total				5,176,587

Computer Software 0.15%
Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,960	2,040,307

Drugs 0.90%

Actavis Funding SCS (Luxembourg)(b)	4.55%	3/15/2035	2,425	2,447,186
Express Scripts Holding Co.	6.125%	11/15/2041	2,984	3,141,982
Forest Laboratories LLC†	4.375%	2/1/2019	2,557	2,691,626
Forest Laboratories LLC†	5.00%	12/15/2021	2,994	3,289,337
Zoetis, Inc.	4.70%	2/1/2043	955	839,833
Total				12,409,964

Electric: Power 0.77%

AES Gener SA (Chile)†(b)	5.00%	7/14/2025	200	191,125
Appalachian Power Co.	7.00%	4/1/2038	1,063	1,367,558
Dominion Resources, Inc.	7.00%	6/15/2038	936	1,146,142
Empresa Electrica Guacolda SA (Chile)†(b)	4.56%	4/30/2025	200	182,271
Entergy Corp.	5.125%	9/15/2020	2,363	2,572,275
Exelon Generation Co. LLC	5.60%	6/15/2042	2,286	2,076,376
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,226,553
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,956,568
Total				10,718,868

Electrical Equipment 0.18%

KLA-Tencor Corp.	4.65%	11/1/2024	2,600	2,561,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.04%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	$800	$356,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	530	244,463
Total				600,463

Financial Services 1.18%

Air Lease Corp.	4.25%	9/15/2024	364	338,520
GE Capital International Funding Co. (Ireland)†(b)	4.418%	11/15/2035	9,149	9,572,782
Jefferies Group LLC	6.875%	4/15/2021	1,812	2,031,736
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,021	2,104,366
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,346,420
Total				16,393,824

Food 0.37%

Kraft Foods Group, Inc.	6.875%	1/26/2039	1,000	1,231,071
Kraft Heinz Foods Co.†	5.00%	7/15/2035	2,169	2,267,911
Kraft Heinz Foods Co.†	7.125%	8/1/2039	979	1,227,425
Sigma Alimentos SA de CV (Mexico)†(b)	6.875%	12/16/2019	313	350,951
Total				5,077,358

Insurance 0.58%

Symetra Financial Corp.†	6.125%	4/1/2016	965	968,738
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,032	5,127,608
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,898,742
Total				7,995,088

Leasing 0.35%

Aviation Capital Group Corp.†	6.75%	4/6/2021	4,426	4,785,613

Leisure 0.11%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	1,230	1,556,832

Lodging 0.24%

Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,766,912
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	1,750	1,595,309
Total				3,362,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.43%

Altria Group, Inc.	9.95%	11/10/2038	$1,928	$3,165,980
Reynolds American, Inc.	5.70%	8/15/2035	680	769,916
Reynolds American, Inc.	8.125%	5/1/2040	1,550	1,954,930
Total				5,890,826

Manufacturing 0.24%

General Electric Co.	6.75%	3/15/2032	1,312	1,751,591
Trinity Industries, Inc.	4.55%	10/1/2024	1,771	1,513,581
Total				3,265,172

Media 1.88%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,416,224
21st Century Fox America, Inc.	6.90%	8/15/2039	1,427	1,610,300
CCO Safari II LLC†	6.384%	10/23/2035	4,358	4,562,020
Cox Communications, Inc.†	8.375%	3/1/2039	2,399	2,625,027
Discovery Communications LLC	6.35%	6/1/2040	1,800	1,737,572
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	2,809	2,542,145
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	1,855	1,827,175
Time Warner Cable, Inc.	7.30%	7/1/2038	4,668	4,939,038
Time Warner, Inc.	7.625%	4/15/2031	2,335	2,841,272
Viacom, Inc.	4.85%	12/15/2034	187	147,988
Viacom, Inc.	6.875%	4/30/2036	1,988	1,876,869
Total				26,125,630

Metals & Minerals: Miscellaneous 0.26%

Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	1,250	992,084
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%	11/15/2041	2,449	1,712,586
Glencore Funding LLC†	4.625%	4/29/2024	252	192,200
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	831	721,845
Total				3,618,715

Natural Gas 0.35%

Dominion Gas Holdings LLC	4.60%	12/15/2044	1,806	1,706,368
Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	1,763	1,568,684
SourceGas LLC†	5.90%	4/1/2017	886	917,842
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	700	652,750
Total				4,845,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.30%

Apache Corp.	6.00%	1/15/2037	$1,992	$1,654,758
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	816	864,121
Canadian Oil Sands Ltd. (Canada)†(b)	7.90%	9/1/2021	403	441,053
Eni SpA (Italy)†(b)	5.70%	10/1/2040	5,725	5,042,929
EOG Resources, Inc.	4.15%	1/15/2026	1,500	1,482,365
Exxon Mobil Corp.	3.043%	3/1/2026	2,650	2,650,000
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	111	107,565
Kerr-McGee Corp.	7.125%	10/15/2027	925	823,556
Kerr-McGee Corp.	7.875%	9/15/2031	945	857,072
Kunlun Energy Co., Ltd. (Hong Kong)†(b)	3.75%	5/13/2025	500	491,010
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	2,140	2,478,788
Valero Energy Corp.	10.50%	3/15/2039	912	1,187,024
Total				18,080,241

Oil: Crude Producers 1.71%

Enbridge Energy Partners LP	9.875%	3/1/2019	2,125	2,288,374
Energy Transfer Partners LP	6.125%	12/15/2045	597	492,420
Energy Transfer Partners LP	6.625%	10/15/2036	1,703	1,422,747
Energy Transfer Partners LP	7.50%	7/1/2038	2,124	1,899,219
Enterprise Products Operating LLC	7.55%	4/15/2038	3,715	4,145,190
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	1,066	999,515
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,948,580
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	2,000	1,847,882
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,000	927,721
Kinder Morgan, Inc.	7.75%	1/15/2032	2,186	2,101,937
Kinder Morgan, Inc.	7.80%	8/1/2031	365	347,709
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,195,168
Southeast Supply Header LLC†	4.25%	6/15/2024	1,086	1,020,822
Total				23,637,284

Oil: Integrated Domestic 0.42%

Halliburton Co.	6.70%	9/15/2038	326	341,795
Halliburton Co.	7.45%	9/15/2039	1,207	1,393,466
Oceaneering International, Inc.	4.65%	11/15/2024	1,546	1,257,740
Schlumberger Holdings Corp.†	4.00%	12/21/2025	2,775	2,758,272
Total				5,751,273

Paper & Forest Products 0.25%

Georgia-Pacific LLC	8.875%	5/15/2031	2,435	3,493,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.35%

American Tower Corp.	4.00%	6/1/2025	$2,336	$2,336,054
American Tower Corp.	4.40%	2/15/2026	1,270	1,299,365
CBRE Services, Inc.	4.875%	3/1/2026	2,902	2,931,481
EPR Properties	5.25%	7/15/2023	4,129	4,236,668
Hospitality Properties Trust	4.65%	3/15/2024	925	888,517
Host Hotels & Resorts LP	5.25%	3/15/2022	1,112	1,189,815
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	607	621,490
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,578,493
PLA Administradora Industrial S de RL de CV (Mexico)†(b)	5.25%	11/10/2022	600	547,800
Senior Housing Properties Trust	6.75%	12/15/2021	1,400	1,537,744
Trust F/1401 (Mexico)†(b)	5.25%	1/30/2026	600	564,300
Total				18,731,727

Retail 0.26%

McDonald’s Corp.	4.70%	12/9/2035	937	972,776
QVC, Inc.	4.375%	3/15/2023	283	268,389
QVC, Inc.	5.125%	7/2/2022	492	500,219
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	1,200	1,086,264
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	875	799,681
Total				3,627,329

Savings & Loan 0.04%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	497	571,108

Technology 0.73%

Amazon.com, Inc.	4.80%	12/5/2034	7,085	7,678,510
Expedia, Inc.	4.50%	8/15/2024	1,666	1,565,467
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	900	924,384
Total				10,168,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.60%

AT&T, Inc.	5.35%	9/1/2040	$1,383	$1,350,814
AT&T, Inc.	6.30%	1/15/2038	4,253	4,622,845
AT&T, Inc.	6.50%	9/1/2037	2,933	3,278,481
GTE Corp.	6.94%	4/15/2028	7,252	8,565,765
Motorola Solutions, Inc.	3.75%	5/15/2022	2,213	2,054,049
Verizon Communications, Inc.	5.85%	9/15/2035	2,113	2,309,234
Total				22,181,188

Utilities 0.18%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,523,585

Utilities: Electrical 0.20%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,777,266
Total Corporate Bonds (cost $313,662,595)				302,564,189

FOREIGN GOVERNMENT OBLIGATIONS 1.65%

Bahamas 0.05%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	686,784

Bermuda 0.17%

Bermuda Government†	5.603%	7/20/2020	2,200	2,422,200

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	700	791,000

Colombia 0.12%

Republic of Colombia(b)	4.00%	2/26/2024	1,800	1,737,000

Indonesia 0.03%

Republic of Indonesia†(b)	5.875%	1/15/2024	400	443,200

Latvia 0.08%

Republic of Latvia†(b)	5.25%	6/16/2021	988	1,124,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lithuania 0.18%

Republic of Lithuania†(b)	7.375%	2/11/2020	$2,097	$2,480,596

Mexico 0.24%

United Mexican States(b)	4.00%	10/2/2023	2,080	2,144,480
United Mexican States(b)	5.55%	1/21/2045	1,099	1,149,829
Total				3,294,309

Panama 0.08%

Republic of Panama(b)	4.00%	9/22/2024	768	798,720
Republic of Panama(b)	4.30%	4/29/2053	275	253,000
Total				1,051,720

Peru 0.04%

Republic of Peru(b)	4.125%	8/25/2027	520	534,820

Philippines 0.13%

Republic of Philippines(b)	9.50%	10/21/2024	1,220	1,830,698

Slovenia 0.04%

Republic of Slovenia†(b)	5.25%	2/18/2024	471	525,165

South Africa 0.06%

Republic of South Africa(b)	5.50%	3/9/2020	800	837,789

Trinidad And Tobago 0.01%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	208,000

Turkey 0.31%

Republic of Turkey(b)	4.25%	4/14/2026	200	189,954
Republic of Turkey(b)	5.75%	3/22/2024	3,040	3,234,636
Republic of Turkey(b)	7.00%	6/5/2020	750	837,356
Total				4,261,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Uruguay 0.05%

Republic of Uruguay PIK(b)	7.875%	1/15/2033	$538	$681,915
Total Foreign Government Obligations (cost $22,768,961)				22,911,807

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.05%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.359%#	2/25/2032	12,854	2,313,529
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	449	450,480
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	6,135	6,295,668
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	4,272	4,405,506
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	978	1,010,263
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $14,412,691)				14,475,446

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.23%

Federal Home Loan Mortgage Corp.	3.50%	3/1/2046	6,126	6,457,764
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	4,996	5,436,342
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	2,391	2,557,127
Federal National Mortgage Assoc. (c)	3.00%	TBA	135,215	139,218,689
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 2/1/2046	112,224	117,892,178
Federal National Mortgage Assoc.(c)	3.50%	TBA	5,010	5,249,398
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 2/1/2045	21,805	23,462,078
Federal National Mortgage Assoc.(c)	4.00%	TBA	38,470	41,053,196
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2036	7,320	8,292,361
Federal National Mortgage Assoc.	6.50%	1/1/2036	57	69,664
Total Government Sponsored Enterprises Pass-Throughs (cost $348,431,396)				349,688,797

MUNICIPAL BONDS 0.24%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,675	1,971,944
North Texas Tollway Auth	8.91%	2/1/2030	1,150	1,396,353
Total Municipal Bonds (cost $3,075,583)				3,368,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.34%

Banc of America Commercial Mortgage Trust 2015-UBS7 B	4.367	%#	9/15/2048	$647	$667,416
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.367	%#	9/15/2048	324	305,992
Bear Stearns ALT-A Trust 2004-8 1A	1.127	%#	9/25/2034	1,307	1,261,674
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.299	%#	5/10/2047	24,667	1,912,823
Citigroup Commercial Mortgage Trust 2015-GC33 AS	4.114%		9/10/2058	1,310	1,348,621
Citigroup Commercial Mortgage Trust 2015-GC33 B	4.572	%#	9/10/2058	1,428	1,467,452
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	250	261,826
Citigroup Commercial Mortgage Trust 2016-GC36 B	4.759%		2/10/2049	1,400	1,461,047
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	1,854,614
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	4,534	4,373,135
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.289	%#	8/10/2047	4,371	297,675
Commercial Mortgage Pass-Through Certificates 2014-UBS5 B	4.514%		9/10/2047	1,599	1,656,399
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646	%#	10/10/2053	1,000	943,290
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646	%#	10/10/2053	2,000	1,511,169
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443	%#	7/10/2050	620	617,610
CSAIL Commercial Mortgage Trust 2015-C2 C	4.212	%#	6/15/2057	325	287,014
DBWF Mortgage Trust 2015-LCM A2†	3.421	%#	6/10/2034	853	865,366
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	895	760,351
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2019	953	904,109
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,100	1,108,448
GS Mortgage Securities Trust 2013-G1 A2†	3.557%		4/10/2031	427	434,149
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	685	646,069
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	461	458,700
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,468,460
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	2,231	2,144,293
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,894,447
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%		4/15/2047	1,550	1,661,955
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.256	%#	4/15/2047	4,893	226,608
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281	%#	4/15/2047	1,381	34,525
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	3,173	3,373,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312%#	7/15/2048	$573	$501,858
JPMorgan Chase Commercial Mortgage Securities Trust 2016-C1 B(d)	4.905%#	3/15/2049	1,587	1,542,659
Morgan Stanley Capital I Trust 2016-UBS9 B(d)	4.682%#	3/15/2049	1,040	1,055,740
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	3,504	3,393,216
MSCG Trust 2015-ALDR B†	3.462%#	6/7/2035	1,250	1,235,945
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	859	849,871
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	1/5/2035	1,383	1,303,602
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	1/5/2035	250	234,068
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.298%#	7/15/2046	2,090	2,159,589
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.138%#	5/15/2048	2,000	1,361,836
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%	4/15/2050	1,464	1,388,199
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.883%#	1/15/2059	1,524	1,011,702
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%#	5/15/2047	9,673	605,479
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%#	5/15/2047	1,909	85,114
WF-RBS Commercial Mortgage Trust 2014-C23 C	3.849%#	10/15/2057	550	482,992
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.705%#	10/15/2057	24,710	1,001,923
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	10/15/2057	36,416	792,357
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	11/15/2047	1,000	1,001,513
Total Non-Agency Commercial Mortgage-Backed Securities (cost $61,104,687)				60,215,955

U.S. TREASURY OBLIGATIONS 30.62%

U.S. Treasury Bond	3.00%	5/15/2045	17,137	18,496,581
U.S. Treasury Bond	3.00%	11/15/2045	30,003	32,414,971
U.S. Treasury Note	0.875%	10/15/2017	98,620	98,770,198
U.S. Treasury Note	1.25%	11/30/2018	129,344	130,667,707
U.S. Treasury Note	1.375%	1/31/2021	97,305	97,943,515
U.S. Treasury Note	1.75%	10/31/2020	6,521	6,673,709
U.S. Treasury Note	1.75%	4/30/2022	18,550	18,874,625
U.S. Treasury Note	2.625%	11/15/2020	19,350	20,562,781
Total U.S. Treasury Obligations (cost $421,187,611)				424,404,087
Total Long-Term Investments (cost $1,457,775,129)				1,449,911,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 10.04%

U.S. TREASURY OBLIGATION 2.95%

U.S. Treasury Note (cost $40,889,174)	1.50%	7/31/2016	$40,703	$40,876,435

REPURCHASE AGREEMENT 7.09%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $100,740,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $100,236,300; proceeds: $98,268,539 (cost $98,268,457)			98,268	98,268,457
Total Short-Term Investments (cost $139,157,631)				139,144,892
Total Investments in Securities 114.64% (cost $1,596,932,760)				1,589,056,105
Liabilities in Excess of Cash and Other Assets(e) (14.64%)				(202,871,601)
Net Assets 100.00%				$1,386,184,504

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Securities purchased on a when-issued basis (See Note 2(f)).
(e)	Liabilities in Excess of Cash and Other Assets include TBA Sale Commitment and net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2016	115	Long	$13,913,203	$(8,288)
Ultra Long U.S. Treasury Bond	June 2016	26	Long	4,502,063	(19,710)
Totals				$18,415,266	$(27,998)

TBA SALE COMMITMENT	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS
Federal National Mortgage Assoc.(1)
(proceeds $5,242,495)	3.50%	TBA	5,010	$(5,249,398)

(1)	Refer to Note 2(g) in the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$—	$84,806,850	$1,100,629	(4)	$85,907,479
Remaining Industries	—	186,375,156	—		186,375,156
Corporate Bonds	—	302,564,189	—		302,564,189
Foreign Government Obligations	—	22,911,807	—		22,911,807
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,475,446	—		14,475,446
Government Sponsored Enterprises Pass-Throughs	—	349,688,797	—		349,688,797
Municipal Bonds	—	3,368,297	—		3,368,297
Non-Agency Commercial Mortgage-Backed Securities	—	54,954,839	5,261,116	(4)(5)	60,215,955
U.S. Treasury Obligations	—	465,280,522	—		465,280,522
Repurchase Agreement	—	98,268,457	—		98,268,457
Total	$—	$1,582,694,360	$6,361,745		$1,589,056,105
Liabilities
TBA Sale Commitment	$—	$(5,249,398)	$—		$(5,249,398)
Total	$—	$(5,249,398)	$—		$(5,249,398)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(27,998)	—	—		(27,998)
Total	$(27,998)	$—	$—		$(27,998)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Non-Agency Commercial Mortgage-Back Securities categorized as Level 3 investment includes Citigroup Commercial Mortgage Trust 2016-GC36 D, DBWF Mortgage Trust 2015-LCM D, Hudsons Bay Simon JV Trust 2015-HB7 D7 and JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2015	$1,319,488	$—
Accrued discounts/premiums	1	2,145
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(88)	(98,745)
Purchases	1,100,716	1,802,022
Sales	—	—
Net transfers in or out of Level 3	(1,319,488)	3,555,694
Balance as of February 29, 2016	$1,100,629	$5,261,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 103.69%

ASSET-BACKED SECURITIES 22.42%

Automobiles 12.31%

AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	$7	$7,000
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	44	43,969
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50	50,366
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	28	28,081
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	20	20,102
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	122	121,492
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	100	99,755
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	68	67,987
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	73	72,686
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	42,432
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	25	25,023
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	25	25,193
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,466
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	66	66,241
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	74	73,570
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	47	47,031
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	30	30,003
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	15	15,017
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	46	45,713
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	64	64,151
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	13	13,020
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	99,935
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	55	54,535
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	18	17,940
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	7	7,005
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	12	11,983
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	9,639
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	10	9,769
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	59	58,948
Total				1,254,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Credit Cards 5.89%

Chase Issuance Trust 2014-A3	0.631%#	5/15/2018		$200	$200,009
Synchrony Credit Card Master Note Trust 2011-2 A	0.911%#	5/15/2019		100	100,023
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020		100	99,959
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020		200	199,980
Total					599,971

Other 4.22%

Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.821%#	10/15/2026		250	247,019
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028		84	84,949
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025		100	97,836
Total					429,804
Total Asset-Backed Securities (cost $2,281,085)					2,283,827

CORPORATE BONDS 43.52%

Air Transportation 0.10%

Air Canada (Canada)†(a)	7.75%	4/15/2021		10	9,725

Auto Parts: Original Equipment 0.15%

Tenneco, Inc.	6.875%	12/15/2020		15	15,637

Automotive 1.08%

Ford Motor Co.	6.375%	2/1/2029		58	64,900
General Motors Co.	5.00%	4/1/2035		20	17,561
General Motors Co.	6.60%	4/1/2036		26	27,006
Total					109,467

Banks: Regional 3.70%

Bank of America Corp.	4.25%	10/22/2026		20	19,780
Bank of America Corp.	6.50%	—	(b)	56	57,190
CIT Group, Inc.	5.00%	8/1/2023		25	25,063
Citigroup, Inc.	5.95%	—	(b)	60	56,775
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		20	22,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	3.875%	9/10/2024		$50	$50,152
Morgan Stanley	5.55%	—	(b)	50	48,563
Popular, Inc.	7.00%	7/1/2019		15	14,419
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022		40	42,031
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029		30	40,117
Total					377,017

Beverages 0.37%

Anheuser-Busch InBev Finance, Inc.	4.90%	2/1/2046		11	11,816
Constellation Brands, Inc.	4.25%	5/1/2023		25	26,031
Total					37,847

Biotechnology Research & Production 0.64%

Amgen, Inc.	6.40%	2/1/2039		55	65,133

Building Materials 0.56%

GCP Applied Technologies, Inc.†	9.50%	2/1/2023		22	23,595
Standard Industries, Inc.†	5.50%	2/15/2023		7	7,123
USG Corp.†	5.50%	3/1/2025		15	15,356
Vulcan Materials Co.	7.15%	11/30/2037		10	10,700
Total					56,774

Business Services 0.05%

Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023		5	5,112

Chemicals 0.58%

Dow Chemical Co. (The)	9.40%	5/15/2039		10	14,433
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027		35	44,520
Total					58,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.61%

Dell, Inc.	7.10%	4/15/2028	$15	$13,612
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	30	28,525
Leidos, Inc.	7.125%	7/1/2032	20	20,180
Total				62,317

Computer Software 1.01%

Fidelity National Information Services, Inc.	5.00%	10/15/2025	20	20,819
First Data Corp.†	5.75%	1/15/2024	25	25,219
Infor US, Inc.†	6.50%	5/15/2022	10	8,700
MSCI, Inc.†	5.75%	8/15/2025	25	27,094
Nuance Communications, Inc.†	5.375%	8/15/2020	20	20,550
Total				102,382

Containers 0.64%

PaperWorks Industries, Inc.†	9.50%	8/15/2019	15	12,712
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	35	36,050
Sealed Air Corp.†	5.50%	9/15/2025	15	15,900
Total				64,662

Diversified 0.20%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	20	20,500

Drugs 1.22%

Actavis Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	50	50,457
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	15	15,075
Express Scripts Holding Co.	6.125%	11/15/2041	30	31,588
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	25	27,457
Total				124,577

Electric: Power 1.84%

Appalachian Power Co.	7.00%	4/1/2038	10	12,865
Calpine Corp.	5.75%	1/15/2025	14	12,653
Dominion Resources, Inc.	7.00%	6/15/2038	35	42,858
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	15	16,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Exelon Generation Co. LLC	5.60%	6/15/2042	$35	$31,791
FirstEnergy Solutions Corp.	6.05%	8/15/2021	50	53,166
Puget Sound Energy, Inc.	6.974%	6/1/2067	25	18,187
Total				187,573

Electrical Equipment 0.29%

KLA-Tencor Corp.	4.65%	11/1/2024	30	29,551

Electronics 0.27%

Jabil Circuit, Inc.	8.25%	3/15/2018	25	27,156

Entertainment 0.55%

CCM Merger, Inc.†	9.125%	5/1/2019	10	10,225
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	15	15,525
Eldorado Resorts, Inc.	7.00%	8/1/2023	4	4,010
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	25	26,125
Total				55,885

Financial Services 1.63%

Alliance Data Systems Corp.†	5.375%	8/1/2022	15	13,988
Ally Financial, Inc.	4.125%	3/30/2020	40	39,900
Ally Financial, Inc.	8.00%	11/1/2031	10	11,050
CME Group, Inc.	5.30%	9/15/2043	10	11,723
International Lease Finance Corp.	5.875%	8/15/2022	35	37,362
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	15	14,175
Navient Corp.	4.875%	6/17/2019	40	38,100
Total				166,298

Food 1.01%

Kraft Foods Group, Inc.	6.875%	1/26/2039	45	55,398
Post Holdings, Inc.†	8.00%	7/15/2025	10	11,050
US Foods, Inc.	8.50%	6/30/2019	15	15,347
WhiteWave Foods Co. (The)	5.375%	10/1/2022	20	21,500
Total				103,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Beverage 0.16%

Aramark Services, Inc.†	5.125%	1/15/2024	$15	$15,750

Health Care Services 1.74%

Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	19	19,665
Amsurg Corp.	5.625%	7/15/2022	20	20,675
Centene Escrow Corp.†	6.125%	2/15/2024	4	4,255
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	15	12,938
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	30	31,687
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	25	27,437
HCA, Inc.	5.875%	2/15/2026	25	25,813
HCA, Inc.	7.50%	11/6/2033	12	12,870
Tenet Healthcare Corp.	8.00%	8/1/2020	22	22,330
Total				177,670

Household Equipment/Products 0.15%

Scotts Miracle-Gro Co. (The)†	6.00%	10/15/2023	15	15,675

Insurance 1.07%

CNO Financial Group, Inc.	5.25%	5/30/2025	25	24,344
Protective Life Corp.	8.45%	10/15/2039	25	33,238
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	50,950
Total				108,532

Leisure 0.16%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	15	16,725

Lodging 1.22%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	10	8,675
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	10	7,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)

MGM Resorts International	6.00%	3/15/2023	$25	$25,688
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	25	22,790
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	10	9,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	50	49,937
Total				124,340

Machinery: Agricultural 0.79%

Altria Group, Inc.	9.95%	11/10/2038	25	41,053
Reynolds American, Inc.	5.70%	8/15/2035	35	39,628
Total				80,681

Manufacturing 0.79%

General Electric Co.	6.75%	3/15/2032	35	46,727
Trinity Industries, Inc.	4.55%	10/1/2024	40	34,186
Total				80,913

Media 3.93%

21st Century Fox America, Inc.	6.90%	8/15/2039	45	50,780
AMC Networks, Inc.	4.75%	12/15/2022	20	20,375
CCO Safari II LLC†	6.384%	10/23/2035	35	36,639
Discovery Communications LLC	6.35%	6/1/2040	25	24,133
DISH DBS Corp.	5.875%	11/15/2024	40	36,092
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,325
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,050
Time Warner Cable, Inc.	6.55%	5/1/2037	60	60,605
Time Warner, Inc.	7.625%	4/15/2031	35	42,589
Townsquare Media, Inc.†	6.50%	4/1/2023	10	9,388
Univision Communications, Inc.†	8.50%	5/15/2021	15	15,131
Viacom, Inc.	4.85%	12/15/2034	3	2,374
Viacom, Inc.	6.875%	4/30/2036	37	34,932
Videotron Ltd. (Canada)†(a)	5.375%	6/15/2024	15	15,262
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	10,532
Total				400,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 2.71%

Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	$15	$10,593
Apache Corp.	6.00%	1/15/2037	30	24,921
Bill Barrett Corp.	7.00%	10/15/2022	15	5,925
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	17	5,143
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	10	7,800
Citgo Holding, Inc.†	10.75%	2/15/2020	10	9,113
CITGO Petroleum Corp.†	6.25%	8/15/2022	10	9,300
Concho Resources, Inc.	6.50%	1/15/2022	20	19,300
Continental Resources, Inc.	4.90%	6/1/2044	23	14,142
EOG Resources, Inc.	4.15%	1/15/2026	15	14,824
Exxon Mobil Corp.	3.043%	3/1/2026	19	19,000
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	19,381
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	10,275
Kerr-McGee Corp.	7.875%	9/15/2031	35	31,743
MEG Energy Corp. (Canada)(a)	6.375%	1/30/2023	25	11,937
PDC Energy, Inc.	7.75%	10/15/2022	12	11,220
Range Resources Corp.†	4.875%	5/15/2025	25	21,719
RSP Permian, Inc.	6.625%	10/1/2022	15	13,500
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	17	16,362
Total				276,198

Oil: Crude Producers 2.81%

DCP Midstream LLC†	9.75%	3/15/2019	30	28,065
Enbridge Energy Partners LP	8.05%	10/1/2037	15	10,238
Energy Transfer Partners LP	6.625%	10/15/2036	50	41,772
Energy Transfer Partners LP	7.50%	7/1/2038	8	7,153
Enterprise Products Operating LLC	5.75%	3/1/2035	40	38,343
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	40	37,063
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	23,441
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	50	46,386
Kinder Morgan, Inc.	7.75%	1/15/2032	17	16,346
Sabine Pass LNG LP	6.50%	11/1/2020	35	37,089
Total				285,896

Oil: Integrated Domestic 0.88%

Cameron International Corp.	7.00%	7/15/2038	19	21,745
Oceaneering International, Inc.	4.65%	11/15/2024	40	32,542
Schlumberger Holdings Corp.†	4.00%	12/21/2025	14	13,915
Weatherford International Ltd.	9.875%	3/1/2039	30	21,750
Total				89,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.74%

Georgia-Pacific LLC	8.875%	5/15/2031	$35	$50,211
International Paper Co.	7.30%	11/15/2039	10	10,917
Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022	15	13,875
Total				75,003

Real Estate Investment Trusts 2.57%

American Tower Corp.	4.40%	2/15/2026	10	10,231
CBRE Services, Inc.	4.875%	3/1/2026	25	25,254
Crown Castle International Corp.	5.25%	1/15/2023	20	21,250
Equinix, Inc.	5.875%	1/15/2026	33	34,567
HCP, Inc.	3.40%	2/1/2025	25	22,363
Hospitality Properties Trust	4.65%	3/15/2024	25	24,014
Iron Mountain, Inc.	6.00%	8/15/2023	25	26,625
Potlatch Corp.	7.50%	11/1/2019	25	26,438
Senior Housing Properties Trust	6.75%	12/15/2021	30	32,952
Vereit Operating Partnership LP	3.00%	2/6/2019	40	38,200
Total				261,894

Retail 1.21%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	23	5,593
CST Brands, Inc.	5.00%	5/1/2023	15	14,925
Dollar Tree, Inc.†	5.75%	3/1/2023	15	16,031
L Brands, Inc.†	6.875%	11/1/2035	15	15,994
McDonald’s Corp.	4.70%	12/9/2035	8	8,305
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	10	6,075
New Albertson’s, Inc.	7.45%	8/1/2029	5	4,088
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	8	8,360
Vista Outdoor, Inc.†	5.875%	10/1/2023	20	20,750
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	25	22,631
Total				122,752

Technology 0.87%

Amazon.com, Inc.	4.80%	12/5/2034	45	48,770
Expedia, Inc.†	5.00%	2/15/2026	20	19,091
Netflix, Inc.	5.75%	3/1/2024	20	21,075
Total				88,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 4.94%

AT&T, Inc.	6.30%	1/15/2038	$125	$135,870
CenturyLink, Inc.	5.625%	4/1/2025	46	40,652
Frontier Communications Corp.	6.875%	1/15/2025	35	29,619
Frontier Communications Corp.†	11.00%	9/15/2025	20	20,100
Level 3 Financing, Inc.	5.375%	5/1/2025	25	25,531
Orange SA (France)(a)	9.00%	3/1/2031	10	14,034
T-Mobile USA, Inc.	6.50%	1/15/2026	45	45,827
Telecom Italia Capital SA (Luxembourg)(a)	7.721%	6/4/2038	9	8,730
U.S. Cellular Corp.	6.70%	12/15/2033	30	25,751
Verizon Communications, Inc.	5.85%	9/15/2035	144	157,373
Total				503,487

Transportation: Miscellaneous 0.28%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	13	13,081
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	15	15,759
Total				28,840
Total Corporate Bonds (cost $4,570,124)				4,433,312

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.86%

Federal Home Loan Mortgage Corp. 2015-K721 B† (cost $88,198)	3.565%#	11/25/2047	100	87,755

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.34%

Federal Home Loan Mortgage Corp.	3.50%	3/1/2046	50	52,709
Federal National Mortgage Assoc. (c)	3.00%	TBA	920	947,822
Federal National Mortgage Assoc.	3.50%	1/1/2046 - 2/1/2046	560	586,674
Federal National Mortgage Assoc.(c)	3.50%	TBA	50	52,389
Federal National Mortgage Assoc.(c)	4.00%	TBA	310	330,816
Total Government Sponsored Enterprises Pass-Throughs (cost $1,965,144)				1,970,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.63%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	$50	$58,388
Banc of America Commercial Mortgage Trust 2007-2 AM	5.618	%#	4/10/2049	100	102,547
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	60	61,705
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	108,172
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.705	%#	12/10/2049	50	50,610
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.507	%#	11/10/2047	50	48,282
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	53,001
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443	%#	7/10/2050	50	49,807
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443	%#	7/10/2050	100	73,821
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811	%#	11/15/2034	100	95,357
Extended Stay America Trust 2013-ESH7 D7†	4.036	%#	12/5/2031	100	100,033
GS Mortgage Securities Trust 2014-GC26 C	4.511	%#	11/10/2047	50	47,480
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	60	42,769
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	100	100,969
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	50	50,758
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	50	50,708
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.298	%#	7/15/2046	50	51,665
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.138	%#	5/15/2048	60	40,855
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.874	%#	8/15/2045	50	50,963
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.278	%#	3/15/2048	50	49,325
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,310,549)					1,287,215

U.S. TREASURY OBLIGATION 4.92%

U.S. Treasury Note (cost $498,980)	1.375%		1/31/2021	498	501,268
Total Long-Term Investments (cost $10,714,080)					10,563,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 10.41%

CORPORATE BONDS 0.49%

Insurance 0.25%

Symetra Financial Corp.†	6.125%	4/1/2016	$25	$25,097

Oil 0.24%

Pioneer Natural Resources Co.	5.875%	7/15/2016	25	25,097
Total Corporate Bonds (cost $50,471)				50,194

U.S. TREASURY OBLIGATION 6.27%

U.S. Treasury Note (cost $638,268)	1.50%	7/31/2016	636	638,710

REPURCHASE AGREEMENT 3.65%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $385,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $383,075; proceeds: $371,625 (cost $371,625)			372	371,625
Total Short-Term Investments (cost $1,060,364)				1,060,529
Total Investments in Securities 114.10% (cost $11,774,444)				11,624,316
Liabilities in Excess of Cash and Other Assets(d) (14.10%)				(1,436,885)
Net Assets 100.00%				$10,187,431

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in Excess of Cash and Other Assets include TBA Sale Commitment and net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Credit Default Swaps on Indexes - Sell Protection at February 29, 2016(1):

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CDX.EM.S24.54(6)(7)	1.00%	12/20/2020	$441,000	$391,167	$(41,642)	$(8,191)	$(49,833)
Markit CMBX.NA.AAA.8(8)(9)	1.50%	10/17/2057	200,000	177,200	(8,069)	(14,731)	(22,800)
Markit CMBX.NA.AAA.8(8)(9)	2.00%	10/17/2057	175,000	146,234	(10,702)	(18,064)	(28,766)
					$(60,413)	$(40,986)	$(101,399)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $40,986.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Bank of America.
(7)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(n)).
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed. (See Note 2(n)).
(9)	Swap Counterparty: Morgan Stanley.

TBA SALE COMMITMENT	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS
Federal National Mortgage Assoc.(1) (proceeds $115,130)	3.50%	TBA	110	$(115,256)

(1)	Refer to Note 2(g) in the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2016

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	June 2016	2	Short	$(329,063)	$1,575

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2016	10	Long	$1,209,844	$(721)
U.S. 10-Year Treasury Note	June 2016	7	Short	(913,609)	(1,200)
Totals				$296,235	$(1,921)

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,283,827	$—	$2,283,827
Corporate Bonds	—	4,483,506	—	4,483,506
Government Sponsored Enterprises Collateralized Mortgage Obligation	—	87,755	—	87,755
Government Sponsored Enterprises Pass-Throughs	—	1,970,410	—	1,970,410
Non-Agency Commercial Mortgage-Backed Securities	—	1,287,215	—	1,287,215
U.S. Treasury Obligations	—	1,139,978	—	1,139,978
Repurchase Agreement	—	371,625	—	371,625
Total	$—	$11,624,316	$—	$11,624,316
Liabilities
TBA Sale Commitment	$—	$(115,256)	$—	$(115,256)
Total	$—	$(115,256)	$—	$(115,256)
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(101,399)	—	(101,399)
Futures Contracts
Assets	1,575	—	—	1,575
Liabilities	(1,921)	—	—	(1,921)
Total	$(346)	$(101,399)	$—	$(101,745)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 29, 2016

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.06%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,645,921	$49,475
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	674,562	12,014
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	3,361,435	37,245
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,759,513	36,475
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,971,283	37,060
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,582,422	29,000
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,285,002	19,481
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,432,141	24,862
Total Investments in Underlying Funds 100.06% (cost $258,117,081)		245,612
Liabilities in Excess of Other Assets (0.06)%		(137)
Net Assets 100.00%		$245,475

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$245,612	$—	$—	$245,612
Total	$245,612	$—	$—	$245,612

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.24%

ASSET-BACKED SECURITY 0.05%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,407,451)	0.786%#	2/1/2041		$2,800	$2,697,085

			Shares (000)
COMMON STOCK 0.00%

Metals/Minerals

Mirabela Nickel Ltd. (cost $621,429)*(a)			AUD	8,607	61,431

			Principal Amount (000)
CORPORATE BONDS 7.22%

Aerospace 0.04%

Air Canada (Canada)†(b)	7.75%	4/15/2021		$2,669	2,595,603

Chemicals 0.21%

Chemtura Corp.	5.75%	7/15/2021		4,936	4,886,640
GCP Applied Technologies, Inc.†	9.50%	2/1/2023		1,082	1,160,445
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		3,400	3,213,000
Hexion, Inc.	6.625%	4/15/2020		3,890	3,092,550
Total					12,352,635

Consumer Durables 0.08%

Serta Simmons Bedding LLC†	8.125%	10/1/2020		4,572	4,720,590

Consumer Non-Durables 0.24%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017		1,076	1,081,380
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		7,420	5,898,900
Springs Industries, Inc.	6.25%	6/1/2021		6,969	6,916,733
Total					13,897,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 1.23%

Bonanza Creek Energy, Inc.	6.75%	4/15/2021	$4,893	$1,480,133
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	8,365	5,980,975
CITGO Petroleum Corp.†	6.25%	8/15/2022	6,721	6,250,530
Clayton Williams Energy, Inc.	7.75%	4/1/2019	4,950	2,499,750
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	2,650	2,292,250
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	985	827,400
Eclipse Resources Corp.†	8.875%	7/15/2023	6,859	2,434,945
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	7,500	4,312,500
Memorial Resource Development Corp.	5.875%	7/1/2022	7,889	5,403,965
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	3,840	3,590,400
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,055	5,918,762
Rockies Express Pipeline LLC†	5.625%	4/15/2020	7,340	6,579,392
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	9,800	9,071,076
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	6,386	6,146,525
SM Energy Co.	6.125%	11/15/2022	11,150	4,906,000
Southern Star Central Corp.†	5.125%	7/15/2022	5,867	5,016,285
Total				72,710,888

Financial 0.25%

CIT Group, Inc.	5.00%	8/15/2022	3,530	3,552,063
HUB International Ltd.†	9.25%	2/15/2021	5,839	5,984,975
Springleaf Finance Corp.	5.25%	12/15/2019	782	686,205
Springleaf Finance Corp.	7.75%	10/1/2021	1,076	958,985
United Rentals North America, Inc.	5.75%	11/15/2024	3,750	3,674,250
Total				14,856,478

Food & Drug 0.27%

Post Holdings, Inc.†	7.75%	3/15/2024	9,324	10,233,090
WhiteWave Foods Co. (The)	5.375%	10/1/2022	5,345	5,745,875
Total				15,978,965

Food/Tobacco 0.29%

Carrols Restaurant Group, Inc.	8.00%	5/1/2022	4,371	4,644,188
CEC Entertainment, Inc.	8.00%	2/15/2022	6,772	5,806,990
Diamond Foods, Inc.†	7.00%	3/15/2019	192	199,200
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	4,040	3,464,300
TreeHouse Foods, Inc.†	6.00%	2/15/2024	2,783	2,936,065
Total				17,050,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products 0.39%

Mercer International, Inc. (Canada)(b)	7.00%	12/1/2019	$6,181	$5,779,235
Norbord, Inc. (Canada)†(b)	5.375%	12/1/2020	1,472	1,457,280
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	5,886	5,672,633
PaperWorks Industries, Inc.†	9.50%	8/15/2019	7,362	6,239,295
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	3,568	3,675,040
Total				22,823,483

Gaming/Leisure 0.54%

Carmike Cinemas, Inc.†	6.00%	6/15/2023	4,254	4,482,652
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	5,040	4,939,200
MGM Resorts International	6.00%	3/15/2023	3,652	3,752,430
NCL Corp. Ltd.†	4.625%	11/15/2020	5,872	5,739,880
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	3,313	3,578,040
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	4,254	3,977,490
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	5,650	5,240,375
Total				31,710,067

Healthcare 0.50%

Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	4,179	4,325,265
Amsurg Corp.	5.625%	7/15/2022	583	602,676
Centene Escrow Corp.†	5.625%	2/15/2021	12,169	12,747,027
Hologic, Inc.†	5.25%	7/15/2022	3,545	3,726,327
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.625%	10/15/2023	3,895	3,846,313
Tenet Healthcare Corp.†	4.012%#	6/15/2020	4,034	3,993,660
Total				29,241,268

Housing 0.33%

Builders FirstSource, Inc.†	7.625%	6/1/2021	1,955	1,994,100
Builders FirstSource, Inc.†	10.75%	8/15/2023	1,349	1,264,013
CPG Merger Sub LLC†	8.00%	10/1/2021	6,477	5,991,225
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,520	4,643,700
Standard Industries, Inc.†	5.125%	2/15/2021	2,202	2,257,050
Standard Industries, Inc.†	5.375%	11/15/2024	3,165	3,230,294
Total				19,380,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology 0.05%

Equinix, Inc.	5.875%	1/15/2026	$2,878	$3,014,705

Manufacturing 0.05%

MTW Foodservice Escrow Corp.†	9.50%	2/15/2024	2,696	2,854,390

Media/Telecommunications 1.38%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	14,105	13,963,950
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	9/30/2022	3,617	3,666,734
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	8,947	9,036,470
Frontier Communications Corp.†	8.875%	9/15/2020	9,879	10,237,114
Frontier Communications Corp.†	11.00%	9/15/2025	3,736	3,754,680
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	5,679	3,449,993
Neptune Finco Corp.†	10.875%	10/15/2025	3,465	3,750,862
T-Mobile USA, Inc.	6.375%	3/1/2025	2,932	2,972,315
T-Mobile USA, Inc.	6.464%	4/28/2019	6,427	6,635,877
T-Mobile USA, Inc.	6.50%	1/15/2026	6,916	7,043,047
Townsquare Media, Inc.†	6.50%	4/1/2023	4,054	3,805,692
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	6,750	6,463,125
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	6,747	6,679,530
Total				81,459,389

Metals/Minerals 0.32%

Coeur Mining, Inc.	7.875%	2/1/2021	10,090	7,214,350
Freeport-McMoRan, Inc.	2.30%	11/14/2017	11,171	10,277,320
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	8,250	1,423,125
Total				18,914,800

Retail 0.36%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	6,823	6,993,575
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	5,891	5,331,355
Rite Aid Corp.†	6.125%	4/1/2023	4,651	4,982,384
Toys R Us Property Co. II LLC	8.50%	12/1/2017	4,025	3,813,687
Total				21,121,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service 0.20%

Alliance Data Systems Corp.†	6.375%	4/1/2020	$3,795	$3,837,694
First Data Corp.†	7.00%	12/1/2023	3,651	3,660,127
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,315	4,498,725
Total				11,996,546

Transportation 0.41%

Affinia Group, Inc.	7.75%	5/1/2021	1,566	1,620,810
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019	9,340	6,164,400
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	8,455	8,507,843
XPO Logistics, Inc.†	6.50%	6/15/2022	3,995	3,795,250
ZF North America Capital, Inc.†	4.75%	4/29/2025	3,885	3,724,744
Total				23,813,047

Utility 0.08%

Illinois Power Generating Co.	7.00%	4/15/2018	4,472	2,045,940
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	2,689	2,836,627
Total				4,882,567
Total Corporate Bonds (cost $466,702,919)				425,374,560

FLOATING RATE LOANS(c) 87.59%

Aerospace 2.50%

American Airlines, Inc. 2015 New Term Loan	3.25%	6/27/2020	32,884	32,363,209
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%	7/16/2018	15,319	15,274,166
Camp International Holding Company 2013 Replacement 1st Lien Term Loan	4.75%	5/31/2019	12,905	12,130,484
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%	10/18/2018	2,616	2,616,176
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	8,768	8,022,566
Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%	8/31/2020	13,130	13,130,000
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020	29,231	28,456,442
TransDigm, Inc. Tranche D Term Loan	3.75%	6/4/2021	3,241	3,105,294
United Air Lines, Inc. Class B Term Loan	3.25%	4/1/2019	25,976	25,765,321
United Air Lines, Inc. Class B1 Term Loan	3.50%	9/15/2021	6,822	6,785,575
Total				147,649,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 2.91%

GCP Applied Technologies Inc.	5.25%	2/3/2022		$7,785	$7,810,963
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	10/1/2021		10,843	10,524,241
Huntsman International LLC Extended Term Loan B	3.272%	4/19/2017		17,570	17,328,758
INEOS Finance plc 2022 Euro Term Loan(a)	4.25%	3/31/2022	EUR	8,883	9,169,472
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		$29,678	28,985,111
MacDermid, Inc. 1st Lien Tranche B Term Loan	5.50%	6/7/2020		10,931	9,969,611
MacDermid, Inc. Term Loan B3	5.50%	6/7/2020		7,810	7,134,355
OXEA Finance & Cy S.C.A. 1st Lien Tranche B1 Term Loan(a)	4.50%	1/15/2020	EUR	6,939	7,287,834
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		$12,065	11,676,548
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		10,090	9,858,483
PolyOne Corp. Initial Term Loan	3.75%	11/11/2022		19,607	19,610,137
Tata Chemicals North America Term Loan	3.75%	8/7/2020		22,815	22,301,645
Trinseo Materials Operating S.C.A. Term Loan B (Luxembourg)(b)	4.25%	11/5/2021		9,852	9,609,263
Total					171,266,421

Consumer Durables 0.28%

Spectrum Brands, Inc. Term Loan	3.50%	6/23/2022		16,540	16,536,888

Consumer Non-Durables 0.76%

Charger OpCo B.V. US Term Loan B1 (Netherlands)(b)	4.25%	7/2/2022		11,250	11,059,944
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019		18,335	14,301,311
Vogue International LLC Tranche B Term Loan	5.75%	2/14/2020		19,424	19,302,878
Total					44,664,133

Energy 2.35%

Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021		9,840	9,036,416
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021		16,758	8,682,495
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018		16,928	16,737,258
CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021		7,133	6,734,991
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020		17,382	15,817,420
EMG Utica LLC Term Loan	4.75%	3/27/2020		11,075	8,583,441
Energy Transfer Equity LP 2013 Term Loan	3.25%	12/2/2019		7,265	5,948,219
Energy Transfer Equity LP Term Loan	4.00%	12/2/2019		9,684	7,910,281
EP Energy LLC Tranche B3 Term Loan	3.50%	5/24/2018		13,356	6,143,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

Gates Global LLC Initial Dollar Term Loan	4.25%	7/6/2021	$19,772	$17,473,261
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	15,259	6,714,029
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	4,368	3,767,542
MEG Energy Corp. New Term Loan (Canada)(b)	3.75%	3/31/2020	9,241	6,648,899
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,875	11,587,500
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	28,917	3,036,268
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020	3,906	3,442,315
Total				138,264,095

Financial 2.63%

Alliant Holdings Intermediate LLC Initial Term Loan	4.50%	8/12/2022	8,957	8,685,826
AssuredPartners, Inc. 1st Lien Term Loan	5.75%	10/21/2022	6,252	6,001,920
BDF Acquisition Corp. Initial Term Loan	5.25%	2/12/2021	13,693	13,316,448
Communications Sales & Leasing, Inc. Term Loan	5.00%	10/24/2022	21,506	20,067,968
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.50%	8/9/2019	35,570	35,091,721
HUB International Ltd. Initial Term Loan	4.00%	10/2/2020	23,437	22,444,653
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020	22,403	21,409,027
Ocwen Loan Servicing Initial Term Loan	5.50%	2/15/2018	5,017	5,013,466
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	20,029	19,153,018
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022	4,532	3,999,249
Total				155,183,296

Food & Drug 4.12%

Albertson’s LLC Term Loan B2	5.50%	3/21/2019	46,892	46,396,675
Albertson’s LLC Term Loan B5	5.50%	12/21/2022	37,525	36,566,236
B&G Foods, Inc. Tranche B Term Loan	3.75%	11/2/2022	14,812	14,817,555
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25% - 4.37%	7/2/2019	11,349	10,639,360
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	14,941	14,679,410
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	21,425	21,433,891
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	25,001	24,977,480
Smart & Final, Inc. 1st Lien Term Loan	4.00%	11/15/2019	10,649	10,385,577
Supervalu, Inc. New Term Loan	4.50%	3/21/2019	34,121	32,278,455
US Foods, Inc. Incremental Term Loan	4.50%	3/31/2019	31,288	30,941,436
Total				243,116,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 1.49%

Aramark Corp. Term Loan E	3.25%	9/7/2019	$2,512	$2,507,116
Candy Intermediate Holdings, Inc. Initial Term Loan	7.50%	6/18/2018	16,375	16,293,272
CEC Entertainment, Inc. Term Loan B	4.25%	2/12/2021	13,469	12,741,417
Keurig Green Mountain, Inc. Term Loan B	5.25%	3/3/2023	26,748	26,302,245
New Red Finance, Inc. Term Loan B2 (Canada)(b)	3.75%	12/10/2021	18,664	18,592,349
Performance Food Group, Inc. 2nd Lien Initial Term Loan	6.00%	11/14/2019	11,233	11,260,773
Total				87,697,172

Forest Products 2.25%

Berry Plastics Corp. Term Loan D	3.50%	2/8/2020	22,452	22,075,247
Berry Plastics Corp. Term Loan E	3.75%	1/6/2021	10,174	10,024,544
Berry Plastics Corp. Term Loan F	4.00%	10/3/2022	10,977	10,928,606
Consolidated Container Company LLC Term Loan	5.00%	7/3/2019	9,471	8,572,817
Mauser Holding S.A.R.L. 1st Lien Initial Dollar Term Loan	4.50%	7/31/2021	12,795	12,378,776
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	16,195	13,549,790
Reynolds Group Holdings, Inc. Incremental US Term Loan	4.50%	12/1/2018	23,995	23,952,428
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.25%	3/13/2022	13,610	13,295,476
Signode Industrial Group LUX SA Initial Term Loan B	3.75%	5/1/2021	10,412	9,930,557
Viskase Cos., Inc. Initial Term Loan	4.25%	1/30/2021	8,155	7,730,096
Total				132,438,337

Gaming/Leisure 7.10%

Caesar’s Entertainment Operating Co., Inc. Term Loan B6	1.50%	3/1/2017	15,710	13,795,422
Caesar’s Entertainment Operating Co., Inc. Term Loan B7	9.00% - 9.75%	3/1/2017	10,753	8,898,093
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	30,758	28,040,711
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	7,918	6,341,006
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	4,222	4,166,931
Cannery Casino Resorts LLC 2nd Lien Term Loan	12.50%	10/2/2019	15,692	15,071,326
CCM Merger, Inc. Term Loan	4.50%	8/8/2021	15,881	15,821,211
CDS U.S. Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.00%	7/8/2022	2,452	2,271,965
CityCenter Holdings LLC Term Loan B	4.25%	10/16/2020	28,005	27,882,240
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	14,677	13,796,380
Diamond US Holding LLC Initial Term Loan	4.75%	12/17/2021	11,538	11,331,739
Eldorado Resorts, Inc. Initial Term Loan	4.25%	7/25/2022	9,745	9,659,761
Equinox Holdings, Inc. 1st Lien New Initial Term Loan	5.00%	1/31/2020	23,189	22,849,620
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	13,000	13,012,220
Four Seasons Holdings, Inc. 2013 1st Lien Term Loan (Canada)(b)	3.50%	6/27/2020	9,850	9,706,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	$37,251	$37,186,699
Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	12,299	11,122,567
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	22,688	22,611,635
Life Time Fitness, Inc. Closing Date Term Loan	4.25%	6/10/2022	22,102	21,252,769
MGM Resorts International Term Loan B	3.50%	12/20/2019	32,219	31,987,098
Mohegan Tribal Gaming Authority Term Loan B	5.50%	6/15/2018	19,997	19,102,256
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	11,558	11,509,816
SeaWorld Parks & Entertainment, Inc. Term Loan B2	3.00%	5/14/2020	17,084	16,279,595
Seminole Hard Rock Entertainment, Inc. New Term Loan	3.50%	5/14/2020	17,515	17,121,087
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	16,247	16,185,869
Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50%	6/30/2022	11,694	11,672,184
Total				418,676,346

Healthcare 8.43%

Acadia Healthcare Co., Inc. Tranche B Term Loan	4.25%	2/11/2022	9,114	9,122,252
Acadia Healthcare Company, Inc. Tranche B2 Term Loan	4.50%	2/16/2023	9,727	9,734,636
Alere, Inc. Term Loan B	4.25%	6/20/2022	3,208	3,207,006
AmSurg Corp. Initial Term Loan	3.50%	7/16/2021	13,675	13,626,772
Auris Luxembourg III S.A.R.L. Facility Term Loan B4 (Luxembourg)(b)	4.25%	1/15/2022	6,814	6,677,326
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.25%	5/20/2021	9,601	9,526,739
Change Healthcare Holdings, Inc. Term Loan B2	3.75%	11/2/2018	35,491	34,847,904
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	22,305	22,005,219
CHS/Community Health Systems, Inc. 2018 Incremental Term Loan F	3.689% - 3.885%	12/31/2018	12,997	12,662,931
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	3.75%	12/31/2019	10,224	9,774,609
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.689% - 2.886%	1/25/2019	23,501	22,971,758
DaVita HealthCare Partners, Inc. Tranche B Term Loan	3.50%	6/24/2021	14,614	14,621,345
Envision Healthcare Corp. Initial Term Loan	4.25%	5/25/2018	14,743	14,729,688
Envision Healthcare Corp. Tranche B2 Term Loan	4.50%	10/28/2022	14,680	14,626,785
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.439%	2/27/2021	46,378	46,301,483
HCA, Inc. Tranche B4 Term Loan	3.357%	5/1/2018	33,428	33,429,473
HCA, Inc. Tranche B5 Term Loan	3.189%	3/31/2017	25,521	25,530,098
IMS Health, Inc. Dollar Term Loan B	3.50%	3/17/2021	10,474	10,288,231
Jaguar Holding Co. I Initial Term Loan	4.25%	8/18/2022	19,271	18,856,264
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(b)	3.25%	3/19/2021	18,961	18,605,717
MPH Acquisition Holdings LLC Initial Term Loan	3.75%	3/31/2021	27,845	27,227,513
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021	10,593	10,327,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

NVA Holdings, Inc. 1st Lien Incremental Term Loan B1	5.50%	8/14/2021	$1,460	$1,434,450
NVA Holdings, Inc. 1st Lien Term Loan	4.75%	8/14/2021	13,758	13,436,683
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	19,214	19,170,144
Sterigenics-Nordion Holdings LLC Initial Term Loan	4.25%	5/15/2022	14,660	14,147,148
Surgical Care Affiliates, Inc. Initial Term Loan	4.25%	3/17/2022	15,433	15,336,916
Team Health, Inc. Tranche B Term Loan	4.50%	11/23/2022	14,743	14,751,714
Valeant Pharmaceuticals International, Inc. Series D2 Tranche B Term Loan (Canada)(b)	3.50%	2/13/2019	22,828	21,482,532
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(b)	3.75%	8/5/2020	6,322	5,927,887
Valeant Pharmaceuticals International, Inc. Series F1 Tranche B Term Loan (Canada)(b)	4.00%	4/1/2022	2,525	2,367,457
Total				496,756,592

Housing 3.70%

American Builders & Contractors Supply Co., Inc. Term Loan B	3.50%	4/16/2020	25,990	25,681,743
Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021	18,299	17,429,566
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021	15,498	14,180,670
C.H.I. Overhead Doors, Inc. 1st Lien Initial Term Loan	4.75%	7/29/2022	13,665	13,459,781
CPG International, Inc. Term Loan	4.75%	9/30/2020	17,839	16,857,975
GYP Holdings III Corp. 1st Lien Term Loan	4.75%	4/1/2021	10,190	9,642,232
HD Supply, Inc. Incremental Term Loan	3.75%	8/13/2021	739	724,982
Jeld-Wen Inc. Term Loan B1	4.75%	7/1/2022	17,102	16,749,406
LBM Holdings LLC 1st Lien Initial Term Loan	6.25%	8/20/2022	17,091	16,108,423
Nortek, Inc. Incremental 1 Term Loan	3.50%	10/30/2020	22,902	21,943,216
Realogy Group LLC Extended Synthetic Commitment	0.462%	10/10/2016	2,558	2,520,943
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020	35,495	35,243,488
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	15,121	14,742,651
Summit Materials LLC Restatement Effective Date Term Loan	4.25%	7/18/2022	12,859	12,714,436
Total				217,999,512

Information Technology 8.44%

Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%	8/1/2021	13,486	12,612,927
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25%	1/25/2021	11,784	11,454,325
Arris Group, Inc. Term Loan B	3.25%	4/17/2020	13,618	13,363,009
Avago Technologies Cayman Holdings Ltd. Term B1 Dollar Loan	4.25%	2/1/2023	95,599	94,418,830
Black Knight InfoServ LLC Term Loan B	3.75%	5/27/2022	8,329	8,329,312
Blue Coat Holdings, Inc. Initial Term Loan	4.50%	5/20/2022	17,071	16,274,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

CDW LLC Term Loan	3.25%	4/29/2020	$38,381	$37,973,138
Dell International LLC Term Loan B2	4.00%	4/29/2020	18,110	18,049,530
Dell International LLC Term Loan C	3.75%	10/29/2018	27,009	26,996,756
Equinix, Inc. Dollar Term Loan B	4.00%	1/6/2023	4,893	4,905,233
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020	12,828	12,507,058
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	6,054	5,547,312
First Data Corp. New 2022 B Dollar Term Loan	4.184%	7/8/2022	17,751	17,314,592
Infinity Acquisition LLC Initial Term Loan	4.00%	8/6/2021	16,106	15,445,881
Infor (US), Inc. Tranche B3 Term Loan	3.75%	6/3/2020	13,530	12,544,760
Infor (US), Inc. Tranche B5 Term Loan	3.75%	6/3/2020	5,652	5,240,125
ION Trading Technologies S.A.R.L. 1st Lien Tranche B1 Dollar Term Loan (Ireland)(b)	4.25%	6/10/2021	12,525	12,148,778
Lully Finance S.A.R.L. Initial Term Loan B1	5.00%	10/14/2022	12,745	12,235,200
NXP B.V. Tranche B Term Loan (Netherlands)(b)	3.75%	12/7/2020	63,341	63,286,797
Science Applications International Corp. Incremental Tranche B Term Loan	3.75%	5/4/2022	20,995	21,008,116
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	9,795	9,667,024
SolarWinds Holdings, Inc. 1st Lien Initial US Term Loan	6.50%	2/3/2023	19,454	18,719,611
Sophia, LP. Closing Date Term Loan	4.75%	9/30/2022	16,259	15,638,849
TierPoint, LLC 1st Lien Term Loan B1	5.50%	12/2/2021	14,677	14,401,806
Zebra Technologies Corp. Initial Term Loan	4.75%	10/27/2021	17,088	17,215,843
Total				497,299,599

Manufacturing 3.26%

Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(b)	5.50%	8/29/2021	6,804	6,503,693
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(b)	5.50%	8/29/2021	6,804	6,503,693
Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	5,482	4,166,320
Apex Tool Group LLC Term Loan	4.50%	1/31/2020	6,831	6,408,777
Beacon Roofing Supply, Inc. Initial Term Loan	4.00%	10/1/2022	6,833	6,796,592
Builders FirstSource, Inc. Initial Term Loan	6.00%	7/29/2022	11,509	11,154,162
CH Hold Corp. 2nd Restatement Data Incremental Term Loan	6.25%	11/20/2019	13,199	13,067,010
CPI International, Inc. Term Loan B	4.25%	11/17/2017	13,141	12,681,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Faenza Acquisition GmbH Dollar Term Loan B3 (Germany)(b)	4.25%	8/30/2020	$2,306	$2,268,878
Faenza Acquisition GmbH Initial Dollar Term Loan B1 (Germany)(b)	4.25%	8/30/2020	7,598	7,474,745
Faenza Acquisition GmbH Initial Dollar Term Loan B2 (Germany)(b)	4.25%	8/30/2020	804	790,675
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019	23,385	17,480,480
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	12,805	7,939,100
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020	10,033	8,302,308
Manitowoc Foodservice, Inc. Term Loan B	5.75%	3/3/2023	21,887	21,941,718
Milacron LLC Term Loan	4.50%	9/28/2020	7,373	7,225,446
Mirror Bidco Corp. New Incremental Term Loan	4.25%	12/28/2019	14,915	14,654,167
Plaze, Inc. Term Loan	5.25%	7/31/2022	12,306	12,060,219
Rexnord LLC/RBS Global, Inc. Term Loan B	4.00%	8/21/2020	8,129	7,796,278
Road Infrastructure Investment LLC 1st Lien 2014 Term Loan	4.25%	3/31/2021	10,676	10,267,066
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/30/2021	6,895	6,469,820
Total				191,952,435

Media/Telecommunications 12.93%

Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	11/30/2019	10,506	10,441,741
Altice Financing SA Term Loan (Luxembourg)(b)	5.50%	7/2/2019	5,134	5,091,023
Altice France S.A. US Term Loan B5 (France)(b)	4.563%	7/29/2019	7,885	7,562,179
Altice France S.A. USD TLB6	4.75%	2/10/2023	17,284	16,657,455
Altice US Finance I Corp. Initial Term Loan (Luxembourg)(b)	4.25%	12/14/2022	4,893	4,810,871
AMC Entertainment, Inc. Initial Term Loan	4.00%	12/15/2022	19,700	19,716,133
Cequel Communications LLC Term Loan	3.813%	2/14/2019	31,947	31,371,319
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	30,085	29,464,056
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021	13,727	13,451,327
Charter Communications Operating LLC Term Loan I	3.50%	1/24/2023	29,654	29,549,025
Checkout Holding Corp. 2nd Lien Initial Term Loan	7.75%	4/11/2022	5,528	3,152,950
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020	16,549	16,400,362
CSC Holdings LLC Initial Term Loan	5.00%	10/9/2022	56,866	56,460,830
CSC Holdings LLC Term Loan B	2.939%	4/17/2020	29,956	29,756,503
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	17,591	15,289,222
Delta 2 (Lux) S.A.R.L. Facility B3 Term Loan (Luxembourg)(b)	4.75%	7/30/2021	38,318	35,747,715
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	7,098	6,920,636
Gray Television, Inc. Initial Term Loan	3.938%	6/13/2021	9,867	9,786,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Gray Television, Inc. Term Loan C	4.25%	6/13/2021		$6,829	$6,821,398
iHeart Communications, Inc. Tranche D Term Loan	7.189%	1/30/2019		29,145	19,205,539
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019		11,822	10,604,316
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020		38,462	38,470,077
Level 3 Financing, Inc. Tranche B-II 2022 Term Loan	3.50%	5/31/2022		6,420	6,346,170
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019		15,611	15,622,396
Lions Gate Entertainment Corp. 2nd Lien Term Loan (Canada)(b)	5.00%	3/17/2022		19,329	17,879,325
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020		13,336	13,030,290
Mediacom Illinois LLC Tranche E Term Loan	3.40%	10/23/2017		8,107	8,061,019
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020		10,605	10,419,412
Newsday LLC Term Loan	3.939%	10/12/2016		16,186	16,196,347
Numericable U.S. LLC Dollar Denominated Tranche B1 Term Loan	4.50%	5/21/2020		16,409	15,839,900
Numericable U.S. LLC Dollar Denominated Tranche B2 Term Loan	4.50%	5/21/2020		14,194	13,702,046
Regal Cinemas Corp. Term Loan	3.75% - 3.833%	4/1/2022		20,024	20,017,397
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021		11,667	11,483,067
Sinclair Television Group Inc. Tranche B1 Incremental Term Loan	3.50%	7/30/2021		1,586	1,586,000
T-Mobile USA, Inc. Senior Lien Term Loan	3.50%	11/9/2022		19,689	19,733,694
Townsquare Media, Inc. Initial Term Loan	4.25%	4/1/2022		14,510	14,319,793
Tribune Media Co. Term Loan B	3.75%	12/27/2020		36,044	35,803,794
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020		32,210	31,368,364
Virgin Media Investment Holdings Ltd. Facility Term Loan E(a)	4.25%	6/30/2023	GBP	7,206	9,610,233
Virgin Media Investment Holdings Ltd. Facility Term Loan F (United Kingdom)(b)	3.50%	6/30/2023		$8,088	7,846,056
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019		22,632	22,216,985
Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021		35,505	35,083,651
Zayo Group, LLC 2016 Incremental Loan Facility	4.50%	5/6/2021		2,958	2,958,740
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(b)	3.50%	1/15/2022		6,111	5,879,121
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(b)	3.50% - 3.601%	1/15/2022		3,952	3,802,436
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(b)	3.601%	1/15/2022		6,479	6,232,674
Total					761,770,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 1.57%

American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021	$13,879	$12,685,301
Coeur Mining, Inc. Term Loan	9.00%	6/9/2020	6,952	6,256,544
Dynacast International LLC 1st Lien Term Loan B1	4.50%	1/28/2022	11,672	11,380,005
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	9,363	8,520,250
FMG Resources Pty Ltd. Term Loan (Australia)(b)	4.25%	6/30/2019	26,669	20,573,624
Freeport McMoran, Inc. Term Loan	2.94%	5/31/2018	11,662	10,373,349
Novelis, Inc. Initial Term Loan	4.00%	6/2/2022	24,408	22,836,538
Total				92,625,611

Retail 6.88%

Academy, Ltd. Initial Term Loan	5.00%	7/1/2022	28,046	25,998,816
Bass Pro Group LLC 2015 New Term Loan	4.00%	6/5/2020	3,181	3,009,919
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	14,790	14,099,539
Burlington Coat Factory Warehouse Corp. Term Loan B3	4.25%	8/13/2021	30,097	29,939,471
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	5,399	5,304,457
Dollar Tree, Inc. Term Loan B1	3.50%	7/6/2022	25,105	25,167,560
Hudson’s Bay Company Initial Term Loan(Canada)(b)	4.75%	9/30/2022	7,050	7,029,414
J.C. Penney Corp., Inc. Term Loan	6.00%	5/22/2018	30,425	30,158,938
Jo-Ann Stores, Inc. Term Loan B	4.00%	3/16/2018	17,329	16,116,277
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	6,976	6,771,402
Lands’ End, Inc. Initial Term Loan B	4.25%	4/4/2021	17,992	13,193,913
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	13,119	12,687,180
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	29,992	29,687,049
National Vision, Inc. 1st Lien Initial Term Loan	4.00%	3/12/2021	5,857	5,505,694
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	19,534	16,433,229
Party City Holdings Inc. Term Loan	4.25%	8/19/2022	14,429	13,883,824
PetCo Animal Supplies, Inc. Tranche B1 Term Loan	5.75%	1/26/2023	29,588	29,046,049
PetCo Animal Supplies, Inc. Tranche B2 Term Loan	5.619%	1/26/2023	9,867	9,686,138
PetSmart, Inc. Tranche B1 Term Loan	4.25%	3/11/2022	51,726	50,247,041
Rue21, Inc. Term Loan B	5.625%	10/9/2020	16,095	12,588,394
Staples Escrow LLC	4.75%	2/2/2022	37,742	37,532,155
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	13,165	11,552,687
Total				405,639,146

Service 9.39%

Acosta, Inc. Tranche B-1 Term Loan	4.25%	9/26/2021	7,259	6,861,255
ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan	3.75%	10/9/2019	28,516	27,767,615
Advantage Sales & Marketing, Inc. 1st Lien Initial Term Loan	4.25%	7/23/2021	13,306	12,676,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Aramark Corp. US Term Loan F	3.25%	2/24/2021	$35,313	$35,154,595
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	11,761	9,650,163
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	31,447	29,710,825
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	11,794	10,855,620
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	18,051	17,915,209
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	12,138	11,379,268
AVSC Holding Corp. 2nd Lien Initial Term Loan	10.75%	1/24/2022	8,000	7,636,800
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	16,836	15,615,773
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	8,315	7,550,435
DigitalGlobe, Inc. Term Loan	4.75%	1/31/2020	7,858	7,784,188
Evergreen Skills Lux S.A.R.L. 1st Lien Initial Term Loan (Luxembourg)(b)	5.75%	4/28/2021	9,435	6,807,690
First Data Corp. 2018 2nd New Term Loan B	3.934%	9/24/2018	12,176	12,021,608
First Data Corp. 2018 New Dollar Term Loan	3.934%	3/23/2018	113,774	112,507,977
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	21,939	21,390,976
IG Investments Holdings LLC Extended Tranche B Term Loan	6.00%	10/31/2021	20,685	20,572,946
InfoGroup, Inc. Term Loan B	7.00%	5/26/2018	10,371	9,625,913
Kasima LLC Term Loan	3.25%	5/17/2021	30,056	29,698,969
KC MergerSub, Inc. 1st Lien Initial Term Loan	6.00%	8/12/2022	21,488	21,004,662
MH Sub I LLC 1st Lien Initial Term Loan	4.75%	7/8/2021	18,328	17,655,643
Midas Intermediate Holdco II LLC 1st Incremental Closing Date Term Loan	4.50%	8/18/2021	10,410	10,327,914
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	12,911	9,780,082
Nord Anglia Education Finance LLC Initial Term Loan	5.00%	3/31/2021	10,663	10,129,712
PODS LLC 1st Lien Initial Term Loan	4.50%	2/2/2022	6,764	6,704,466
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023	5,195	5,087,986
Sedgwick Claims Management Services, Inc. 2nd Lien New Term Loan	6.75%	2/28/2022	7,351	6,487,258
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019	21,832	21,685,550
Vantiv LLC Term Loan B	3.75%	6/13/2021	11,501	11,508,451
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(b)	4.25%	5/16/2022	519	502,107
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.25%	5/16/2022	2,965	2,868,663
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.00%	4/2/2020	9,275	6,040,509
WP Mustang Holdings LLC 1st Lien Term Loan	5.50%	5/29/2021	10,698	10,614,578
Total				553,581,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation 4.22%

Allison Transmission, Inc. Term Loan B3	3.50%	8/23/2019		$7,640	$7,626,349
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		4,573	4,538,652
FCA US LLC Term Loan B	3.50%	5/24/2017		23,309	23,233,233
FCA US LLC Tranche B Term Loan	3.25%	12/31/2018		57,113	56,714,738
Federal-Mogul Corp. 2014 Tranche B Term Loan	4.00%	4/15/2018		29,033	25,452,548
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	3.75%	4/30/2019		9,194	9,231,775
MPG Holdco I Inc. Tranche B1 Term Loan	3.75%	10/20/2021		12,423	11,902,787
Navistar Financial Corp. 2011 Term Loan	3.50%	12/2/2016		11,298	10,902,386
OSG Bulk Ships, Inc. Initial Term Loan	5.25%	8/5/2019		16,593	14,601,740
TI Group Automotive Systems LLC Initial EUR Term Loan(a)	4.50%	6/30/2022	EUR	9,917	10,500,645
TI Group Automotive Systems LLC Initial US Term Loan	4.50%	6/30/2022		$23,663	22,775,248
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021		6,598	3,629,087
XPO Logistics, Inc. Term Loan	5.50%	11/1/2021		34,249	34,099,332
YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019		17,200	13,699,919
Total					248,908,439

Utility 2.38%

Calpine Construction Finance Co. LP Term Loan B2	3.25%	1/31/2022		4,925	4,613,690
Calpine Corp. Delayed Term Loan	4.00%	10/31/2020		15,836	15,288,766
Calpine Corp. Term Loan	3.50%	5/27/2022		15,841	15,044,025
Calpine Corp. Term Loan	4.00%	10/9/2019		5,065	4,920,240
Dynegy, Inc. Tranche B2 Term Loan	4.00%	4/23/2020		2,920	2,748,597
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%	12/19/2016		18,127	18,075,880
Essential Power LLC Term Loan	4.75%	8/8/2019		19,162	18,347,990
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		26,525	24,137,750
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		27,590	24,003,442
Texas Competitive Electric Holdings Co. LLC 2016 Extended 2011 Revolving Term Loan	4.906%	10/10/2016		19,594	5,327,217
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan(d)	4.906%	10/10/2017		12,454	3,446,516
Texas Competitive Electric Holdings Co. LLC Non-Extending 2014 Term Loan(d)	4.906%	10/10/2016		16,364	4,401,916
Total					140,356,029
Total Floating Rate Loans (cost $5,403,733,896)					5,162,381,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 0.21%

Italy 0.03%

Wind Acquisition Finance SA†	4.125	%#	7/15/2020	EUR	2,000	$2,079,480

United Kingdom 0.18%

Care UK Health & Social Care plc†	5.591	%#	7/15/2019	GBP	3,392	4,066,096
Premier Foods Finance plc†	5.583	%#	3/16/2020	GBP	5,000	6,324,569
Total						10,390,665
Total Foreign Bonds (cost $16,165,924)						12,470,145

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.17%

Great Wolf Trust 2015-WFMZ M†	7.414	%#	5/15/2032		$7,000	6,373,885
Motel 6 Trust 2015-MTL6 E†	5.279%		2/5/2030		4,000	3,805,355
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,957,159)						10,179,240
Total Long-Term Investments (cost $5,900,588,778)						5,613,164,001

SHORT-TERM INVESTMENT 5.05%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $72,080,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; $44,690,000 of U.S. Treasury Note at 1.75% due 4/30/2022 and $163,820,000 of U.S. Treasury Note at 2.00% due 11/30/2022; value: $303,276,713; proceeds: $297,325,479 (cost $297,325,231)					297,325	297,325,231
Total Investments in Securities 100.29% (cost $6,197,914,009)						5,910,489,232
Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (0.29%)						(16,999,584)
Net Assets 100.00%						$5,893,489,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2016.
(d)	Defaulted (non-income producing security).
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	4/19/2016	14,845,000	$21,213,265	$20,665,536	$547,729
euro	Sell	Bank of America	5/16/2016	21,000,000	23,846,781	22,898,180	948,601
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,496,330

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	J.P. Morgan	5/16/2016	400,000	$442,240	$436,156	$(6,084)
euro	Sell	UBS AG	5/16/2016	7,000,000	7,628,698	7,632,727	(4,029)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(10,113)

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2016	143	Long	$17,300,766	$(10,306)
U.S. 10-Year Treasury Note	March 2016	1	Short	(130,906)	(4,557)
U.S. 10-Year Treasury Note	June 2016	516	Short	(67,346,063)	(88,291)
Totals				$(50,176,203)	$(103,154)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Security	$—	$2,697,085	$—		$2,697,085
Common Stock	—	—	61,431	(4)	61,431
Corporate Bonds
Metals/Minerals	—	18,914,795	5	(4)	18,914,800
Other	—	406,459,760	—		406,459,760
Floating Rate Loans(5)
Aerospace	—	134,519,233	13,130,000		147,649,233
Chemicals	—	171,266,421	—		171,266,421
Consumer Durables	—	16,536,888	—		16,536,888
Consumer Non-Durables	—	44,664,133	—		44,664,133
Energy	—	119,962,566	18,301,529		138,264,095
Financial	—	155,183,296	—		155,183,296
Food & Drug	—	232,476,715	10,639,360		243,116,075
Food/Tobacco	—	76,436,399	11,260,773		87,697,172
Forest Products	—	132,438,337	—		132,438,337
Gaming/Leisure	—	404,879,966	13,796,380		418,676,346
Healthcare	—	495,322,142	1,434,450		496,756,592
Housing	—	215,478,569	2,520,943		217,999,512
Information Technology	—	492,394,366	4,905,233		497,299,599
Manufacturing	—	164,151,375	27,801,060		191,952,435
Media/Telecommunications	—	743,891,093	17,879,325		761,770,418
Metals/Minerals	—	84,105,361	8,520,250		92,625,611
Retail	—	405,639,146	—		405,639,146
Service	—	535,662,774	17,918,989		553,581,763
Transportation	—	215,236,574	33,671,865		248,908,439
Utility	—	140,356,029	—		140,356,029
Foreign Bonds	—	12,470,145	—		12,470,145
Non-Agency Commercial Mortgage-Backed Securities	—	10,179,240	—		10,179,240
Repurchase Agreement	—	297,325,231	—		297,325,231
Total	$—	$5,728,647,639	$181,841,593		$5,910,489,232
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,496,330	$—		$1,496,330
Liabilities	—	(10,113)	—		(10,113)
Futures Contracts
Assets	—	—	—		—
Liabilities	(103,154)	—	—		(103,154)
Unfunded Commitments
Assets	—	—	—		—
Liabilities	—	(704)	—		(704)
Total	$(103,154)	$1,485,513	$—		$1,382,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2016

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2015	$62,245	$5	$269,829,646
Accrued discounts/premiums	—	—	181,852
Realized gain (loss)	—	—	(2,832,124)
Change in unrealized appreciation/depreciation	(814)	—	(10,746,174)
Purchases	—	—	35,273,247
Sales	—	—	(12,106,921)
Net transfers in or out of Level 3	—	—	(97,819,369)
Balance as of February 29, 2016	$61,431	$5	$181,780,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 92.84%

COMMON STOCKS 4.16%

Aerospace/Defense 0.18%

Orbital ATK, Inc.		42	$3,478,218
Raytheon Co.		28	3,496,781
Total			6,974,999

Auto Parts & Equipment 0.23%

Chassix Holdings, Inc.		311	9,162,582

Beverages 0.18%

Coca-Cola Co. (The)		84	3,607,652
Constellation Brands, Inc. Class A		26	3,633,337
Total			7,240,989

Building & Construction 0.10%

Granite Construction, Inc.		95	3,941,605

Building Materials 0.09%

Vulcan Materials Co.		38	3,729,163

Chemicals 0.09%

Scotts Miracle-Gro Co. (The) Class A		55	3,793,270

Discount Stores 0.09%

Amazon.com, Inc.*		7	3,606,298

Diversified Capital Goods 0.09%

Eaton Corp. plc		63	3,590,537

Energy: Exploration & Production 0.05%

Seven Generations Energy Ltd. Class A*(a)	CAD	168	1,932,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Shares (000)	Fair Value
Food & Drug Retailers 0.14%

Casey’s General Stores, Inc.	33	$3,449,605
Sprouts Farmers Market, Inc.*	76	2,168,809
Total		5,618,414

Food: Wholesale 0.15%

B&G Foods, Inc.	116	4,026,691
WhiteWave Foods Co. (The)*	49	1,880,359
Total		5,907,050

Gaming 0.19%

Isle of Capri Casinos, Inc.*	148	1,677,201
Wynn Resorts Ltd.	71	5,857,894
Total		7,535,095

Health Facilities 0.09%

Surgical Care Affiliates, Inc.*	88	3,562,830

Integrated Energy 0.16%

First Solar, Inc.*	87	6,283,307

Investments & Miscellaneous Financial Services 0.09%

Intercontinental Exchange, Inc.	15	3,503,454
Penson Technologies Class A Units	4,881	284,572
Total		3,788,026

Machinery 0.09%

Rexnord Corp.*	202	3,656,008

Media: Content 0.10%

Netflix, Inc.*	41	3,874,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Shares (000)		Fair Value
Medical Products 0.38%

ABIOMED, Inc.*		46	$3,653,657
Edwards Lifesciences Corp.*		64	5,529,546
Intuitive Surgical, Inc.*		10	5,756,725
Total			14,939,928

Metals/Mining (Excluding Steel) 0.00%

Mirabela Nickel Ltd.*(a)	AUD	8,607	61,431

Personal & Household Products 0.14%

Clorox Co. (The)		14	1,769,880
Kimberly-Clark Corp.		28	3,661,691
Total			5,431,571

Rail 0.09%

Norfolk Southern Corp.		48	3,538,648

Recreation & Travel 0.18%

Six Flags Entertainment Corp.		70	3,571,186
Vail Resorts, Inc.		30	3,786,115
Total			7,357,301

Restaurants 0.22%

McDonald’s Corp.		31	3,582,967
Shake Shack, Inc. Class A*		123	5,129,107
Total			8,712,074

Software/Services 0.52%

Adobe Systems, Inc.*		44	3,753,923
Alphabet, Inc. Class C*		5	3,554,441
Facebook, Inc. Class A*		52	5,588,815
Microsoft Corp.		72	3,671,043
PayPal Holdings, Inc.*		104	3,952,715
Total			20,520,937

Specialty Retail 0.19%

NIKE, Inc. Class B		63	3,901,542
Ollie’s Bargain Outlet Holdings, Inc.*		178	3,589,944
Total			7,491,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments			Shares (000)	Fair Value

Support: Services 0.14%

Booz Allen Hamilton Holding Corp.			66	$1,818,840
Bright Horizons Family Solutions, Inc.*			58	3,649,795
Total				5,468,635

Telecommunications: Wireline Integrated & Services 0.10%

Equinix, Inc.			13	4,087,364

Trucking & Delivery 0.09%

J.B. Hunt Transport Services, Inc.			47	3,578,230
Total Common Stocks (cost $170,098,392)				165,384,542

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.34%

Air Transportation 0.09%

Echo Global Logistics, Inc.	2.50%	5/1/2020	$3,849	3,678,201

Medical Products 0.11%

NuVasive, Inc.	2.75%	7/1/2017	3,609	4,170,651

Metals/Mining (Excluding Steel) 0.10%

Stillwater Mining Co.	1.75%	10/15/2032	4,000	3,812,500

Pharmaceuticals 0.19%

ALZA Corp.	Zero Coupon	7/28/2020	2,910	4,215,863
Incyte Corp. Ltd.	0.375%	11/15/2018	2,143	3,365,849
Total				7,581,712

Real Estate Investment Trusts 0.09%

Extra Space Storage LP†	3.125%	10/1/2035	3,420	3,727,800

Recreation & Travel 0.09%

Ctrip.com International Ltd. (China)(b)	1.25%	10/15/2018	2,950	3,641,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.19%

FireEye, Inc.†	1.625%	6/1/2035	$4,850	$3,843,625
Twitter, Inc.	1.00%	9/15/2021	4,369	3,675,421
Total				7,519,046

Specialty Retail 0.12%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	879	693,860
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	5,704	4,014,190
Total				4,708,050

Technology Hardware & Equipment 0.27%

Electronics For Imaging, Inc.	0.75%	9/1/2019	3,450	3,488,813
Inphi Corp.†	1.125%	12/1/2020	3,850	3,640,656
NVIDIA Corp.	1.00%	12/1/2018	2,325	3,749,062
Total				10,878,531

Tobacco 0.09%

Vector Group Ltd.	1.75%	4/15/2020	3,331	3,699,492
Total Convertible Bonds (cost $54,288,164)				53,417,389

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.92%

Banking 0.09%

Wells Fargo & Co.	7.50%		3	3,515,370

Electric: Integrated 0.50%

Black Hills Corp. Unit	Zero Coupon		116	7,396,974
Dominion Resources, Inc.	6.00%		64	3,504,137
NextEra Energy, Inc.	6.371%		164	9,107,550
Total				20,008,661

Food: Wholesale 0.24%

Post Holdings, Inc.	5.25%		29	3,661,250
Tyson Foods, Inc.	4.75%		80	5,768,000
Total				9,429,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
Integrated Energy 0.09%

Hess Corp.	8.00%		66	$3,663,744
Total Convertible Preferred Stocks (cost $35,604,835)				36,617,025

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(c) 4.86%

Aerospace/Defense 0.08%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	$3,681	3,368,036

Auto Parts & Equipment 0.15%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	4,351	4,317,877
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021	3,197	1,758,328
Total				6,076,205

Automakers 0.13%

CH Hold Corp. 2nd Restatement Data Incremental Term Loan	6.25%	11/20/2019	5,089	5,038,110

Building Materials 0.16%

Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/30/2021	6,683	6,270,893

Diversified Capital Goods 0.09%

Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	4,085	3,717,350

Electric: Generation 0.56%

Astoria Energy LLC Advanced Term Loan B	5.00%	12/24/2021	2,638	2,515,992
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	7,405	6,738,211
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	4,604	3,970,562
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	4,197	3,819,270
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	6,045	5,259,215
Total				22,303,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.10%

Lully Finance S.A.R.L. 2nd Lien Initial Term Loan B1 (France)(b)	9.50%	10/16/2023	$4,433	$4,100,525

Energy: Exploration & Production 0.18%

Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	424	389,374
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	6,255	3,240,872
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	6,466	2,845,040
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,855	824,775
Total				7,300,061

Gaming 0.91%

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	6,040	5,506,208
Cannery Casino Resorts LLC 2nd Lien Term Loan	12.50%	10/2/2019	8,285	7,956,655
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	12,675	11,914,500
Graton Economic Development Authority Incremental Term Loan B	4.75%	9/1/2022	5,679	5,636,710
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	5,190	5,075,405
Total				36,089,478

Health Services 0.13%

NVA Holdings, Inc. 2nd Lien Term Loan	8.00%	8/14/2022	5,368	4,978,820

Machinery 0.13%

Alison US LLC 2nd Lien Initial Term Loan	9.50%	8/29/2022	6,969	5,296,440

Manufacturing 0.10%

Rexnord LLC/RBS Global, Inc. Term Loan B	4.00%	8/21/2020	4,205	4,033,058

Metals/Mining (Excluding Steel) 0.26%

Coeur Mining, Inc. Term Loan	9.00%	6/23/2020	3,741	3,366,874
FMG Resources Pty Ltd. Term Loan (Australia)(b)	4.25%	6/30/2019	9,068	6,995,280
Total				10,362,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.29%

Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	$2,871	$2,584,286
Consolidated Container Company LLC Term Loan	5.00%	7/3/2019	4,000	3,620,537
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	6,267	5,243,379
Total				11,448,202

Personal & Household Products 0.11%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	6,153	4,354,582

Real Estate Investment Trusts 0.21%

Communications Sales & Leasing, Inc. Term Loan	5.00%	10/24/2022	8,728	8,144,380

Recreation & Travel 0.18%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	4,110	3,572,289
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	3,615	3,618,398
Total				7,190,687

Software/Services 0.10%

EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	4,110	3,765,409

Specialty Retail 0.28%
BDF Acquisition Corp. 2nd Lien Initial Term Loan	9.00%	2/12/2022	6,300	5,985,000
Rue21, Inc. Term Loan B	5.625%	10/9/2020	6,803	5,320,644
Total				11,305,644

Steel Producers/Products 0.15%

Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021	6,710	6,139,650

Support: Services 0.42%

AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	1,850	1,766,010
KC MergerSub, Inc. 2nd Lien Initial Term Loan	10.25%	8/11/2023	8,462	8,186,985
PODS LLC 2nd Lien Initial Term Loan	9.25%	2/2/2023	3,760	3,682,450
Sterling Midco Holdings, Inc. 2nd Lien Initial Term Loan	8.75%	6/19/2023	2,972	2,890,270
Total				16,525,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Transportation 0.14%

YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019			$6,730	$5,360,669
Total Floating Rate Loans (cost $215,353,439)						193,169,318

FOREIGN BONDS(a) 1.19%

Jersey 0.18%

Galaxy Finco Ltd.†	7.875%	11/15/2021		GBP	5,400	6,960,936

Luxembourg 0.10%

Boardriders SA†	8.875%	12/15/2017		EUR	4,100	3,924,965

Netherlands 0.32%

Dutch Lion BV PIK†	11.25%	6/15/2020		EUR	5,535	842,936
Hema Bondco I BV†	6.25%	6/15/2019		EUR	6,425	4,630,713
United Group BV†	7.875%	11/15/2020		EUR	6,400	7,323,792
Total						12,797,441

Spain 0.14%

Banco Popular Espanol SA	11.50%	—	(d)	EUR	5,600	5,683,801

United Kingdom 0.45%

New Look Senior Issuer plc†	8.00%	7/1/2023		GBP	5,500	7,198,087
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	4,250	5,402,206
Stonegate Pub Co. Financing plc†	5.75%	4/15/2019		GBP	3,700	5,130,535
Total						17,730,828
Total Foreign Bonds (cost $65,862,612)						47,097,971

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.62%

Angola 0.09%

Republic of Angola†	9.50%	11/12/2025			$4,290	3,700,125

Argentina 0.31%

City of Buenos Aires†	8.95%	2/19/2021			3,500	3,753,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina (continued)

Republic of Argentina	8.75%	5/7/2024	$7,865	$8,509,930
Total				12,263,680

Ethiopia 0.08%

Federal Republic of Ethiopia†	6.625%	12/11/2024	3,800	3,339,250

Jamaica 0.14%

Government of Jamaica	6.75%	4/28/2028	5,300	5,379,500
Total Foreign Government Obligations (cost $24,457,729)				24,682,555

HIGH YIELD CORPORATE BONDS 79.51%

Advertising 0.67%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	7,720	7,517,350
Lamar Media Corp.†	5.75%	2/1/2026	1,809	1,877,959
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	8,300	8,434,875
Southern Graphics, Inc.†	8.375%	10/15/2020	8,875	8,963,750
Total				26,793,934

Aerospace/Defense 1.07%

ADS Tactical, Inc.†	11.00%	4/1/2018	4,227	4,300,973
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	7,750	7,885,625
CPI International, Inc.	8.75%	2/15/2018	4,933	4,822,007
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	5,799	6,125,194
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	6,421	6,746,031
Orbital ATK, Inc.†	5.50%	10/1/2023	8,236	8,544,850
TransDigm, Inc.	6.50%	7/15/2024	4,074	3,992,520
Total				42,417,200

Air Transportation 0.69%

Air Canada (Canada)†(b)	7.75%	4/15/2021	4,071	3,959,048
Air Canada (Canada)†(b)	8.75%	4/1/2020	5,275	5,453,031
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	4,000	3,945,000
Gol LuxCo SA (Luxembourg)†(b)	8.875%	1/24/2022	4,450	1,373,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)

Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	1/15/2022		$5,803	$5,490,744
United Continental Holdings, Inc.	6.00%	12/1/2020		6,944	7,221,760
Total					27,443,521

Auto Parts & Equipment 1.45%

Affinia Group, Inc.	7.75%	5/1/2021		4,912	5,083,920
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		8,768	6,565,040
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		5,108	4,520,580
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		8,300	7,511,500
MPG Holdco I, Inc.	7.375%	10/15/2022		9,413	8,942,350
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		3,549	3,549,000
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		7,722	7,760,610
Omega US Sub LLC†	8.75%	7/15/2023		10,325	9,395,750
ZF North America Capital, Inc.†	4.50%	4/29/2022		4,465	4,420,350
Total					57,749,100

Automakers 0.07%

General Motors Corp.(e)	—	—	(d)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		2,715	2,796,450
Total					2,797,300

Banking 2.72%

Ally Financial, Inc.	5.75%	11/20/2025		15,575	15,166,156
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	—	(d)	4,000	4,089,084
BankUnited, Inc.	4.875%	11/17/2025		8,750	8,789,961
CIT Group, Inc.	5.375%	5/15/2020		6,694	6,928,290
CIT Group, Inc.	6.00%	4/1/2036		2,695	2,506,350
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		6,225	6,824,156
Credit Suisse Group AG (Switzerland)†(b)	7.50%	—	(d)	4,266	4,123,324
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		7,455	7,124,773
Lloyds Bank plc (United Kingdom)†(b)	12.00%	—	(d)	6,252	8,401,188
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(d)	5,300	4,968,750
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		3,558	3,291,150
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018		3,050	3,126,250
Popular, Inc.	7.00%	7/1/2019		13,618	13,090,303
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		2,654	2,549,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%	12/19/2023		$2,517	$2,546,238
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	—	(d)	9,116	8,249,068
Synovus Financial Corp.	7.875%	2/15/2019		5,855	6,403,906
Washington Mutual Bank(f)	6.875%	6/15/2011		10,000	1,000
Total					108,179,528

Beverages 0.38%

Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022		5,440	5,589,600
Constellation Brands, Inc.	6.00%	5/1/2022		7,017	7,929,210
Cott Beverages, Inc.	5.375%	7/1/2022		1,750	1,745,625
Total					15,264,435

Brokerage 0.16%

Scottrade Financial Services, Inc.†	6.125%	7/11/2021		5,992	6,458,315

Building & Construction 1.77%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		8,368	6,819,920
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020		5,889	5,388,435
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020		4,425	3,473,625
Lennar Corp.	4.75%	11/15/2022		4,200	4,168,500
PulteGroup, Inc.	5.50%	3/1/2026		11,888	12,081,180
PulteGroup, Inc.	6.375%	5/15/2033		8,528	8,655,920
Toll Brothers Finance Corp.	4.375%	4/15/2023		8,075	7,832,750
Toll Brothers Finance Corp.	5.625%	1/15/2024		1,945	1,983,900
WCI Communities, Inc.	6.875%	8/15/2021		8,340	8,423,400
William Lyon Homes, Inc.	7.00%	8/15/2022		4,130	3,799,600
William Lyon Homes, Inc.	8.50%	11/15/2020		7,782	7,782,000
Total					70,409,230

Building Materials 2.41%

Allegion plc (Ireland)(b)	5.875%	9/15/2023		3,923	4,119,150
American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023		5,614	5,796,455
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018		4,452	4,518,780
Beacon Roofing Supply, Inc.†	6.375%	10/1/2023		2,771	2,937,260
Builders FirstSource, Inc.†	7.625%	6/1/2021		4,171	4,254,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Builders FirstSource, Inc.†	10.75%	8/15/2023	$2,878	$2,696,686
CPG Merger Sub LLC†	8.00%	10/1/2021	8,020	7,418,500
Hillman Group, Inc. (The)†	6.375%	7/15/2022	6,338	4,911,950
James Hardie International Finance Ltd. (Ireland)†(b)	5.875%	2/15/2023	8,075	8,075,000
Masonite International Corp.†	5.625%	3/15/2023	4,175	4,342,000
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,374	6,628,960
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	4,723	3,093,565
Ply Gem Industries, Inc.	6.50%	2/1/2022 - 2/1/2022	4,353	3,704,824
Standard Industries, Inc.†	5.375%	11/15/2024	10,138	10,347,147
Standard Industries, Inc.†	5.50%	2/15/2023	5,585	5,682,737
Standard Industries, Inc.†	6.00%	10/15/2025	2,775	2,833,969
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	1,111	997,123
USG Corp.†	5.50%	3/1/2025	6,206	6,353,392
USG Corp.†	5.875%	11/1/2021	4,848	5,054,040
Vulcan Materials Co.	4.50%	4/1/2025	1,748	1,756,740
WESCO Distribution, Inc.	5.375%	12/15/2021	210	198,975
Total				95,721,673

Cable & Satellite Television 7.48%

Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	3,375	3,417,188
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	5,975	5,915,250
Altice Finco SA (Luxembourg)†(b)	8.125%	1/15/2024	3,100	3,030,250
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	8,775	9,389,250
Altice Luxembourg SA (Luxembourg)†(b)	7.75%	5/15/2022	16,400	15,949,000
Cablevision Systems Corp.	5.875%	9/15/2022	10,270	8,241,675
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	9,062	9,016,690
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	18,640	19,082,700
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	15,265	16,066,412
Cogeco Communications, Inc. (Canada)†(b)	4.875%	5/1/2020	5,100	5,176,500
DISH DBS Corp.	5.00%	3/15/2023	4,640	4,118,000
DISH DBS Corp.	5.875%	7/15/2022	24,697	23,709,120
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,308	4,356,465
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	11,553	11,812,943
Neptune Finco Corp.†	10.875%	10/15/2025	62,395	67,542,587
Numericable-SFR SA (France)†(b)	6.00%	5/15/2022	16,825	16,740,875
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	6,910	6,694,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	10,804	10,878,223
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	8,433	8,865,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Unitymedia KabelBW GmbH (Germany)†(b)	6.125%	1/15/2025	$3,899	$4,030,591
UPCB Finance IV Ltd.†	5.375%	1/15/2025	10,500	10,447,500
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	5,250	5,282,813
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	8,528	8,868,600
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	8,290	7,813,325
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	2,265	2,140,001
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	9,120	8,732,400
Total				297,317,612

Chemicals 1.51%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	10,116	11,254,050
Braskem Finance Ltd.†	5.375%	5/2/2022	2,370	2,082,993
Braskem Finance Ltd.	6.45%	2/3/2024	2,307	2,082,068
Celanese US Holdings LLC	5.875%	6/15/2021	6,400	6,816,000
Chemtura Corp.	5.75%	7/15/2021	7,795	7,717,050
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	1,995	2,139,637
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	7,100	6,709,500
Hexion, Inc.	6.625%	4/15/2020	9,277	7,375,215
Huntsman International LLC†	5.125%	11/15/2022	4,044	3,720,480
Momentive Performance Materials, Inc.	3.88%	10/24/2021	4,524	3,098,940
Momentive Performance Materials, Inc.(f)	10.00%	10/15/2020	3,105	311
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022	4,030	3,798,275
WR Grace & Co-Conn†	5.125%	10/1/2021	3,115	3,247,387
Total				60,041,906

Consumer/Commercial/Lease Financing 1.81%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	3.75%	5/15/2019	3,250	3,260,140
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	16,320	16,789,200
Ally Financial, Inc.	8.00%	11/1/2031	4,875	5,386,875
International Lease Finance Corp.	8.25%	12/15/2020	8,000	9,280,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	3,335	2,780,556
National Financial Partners Corp.†	9.00%	7/15/2021	10,070	8,899,362
Navient Corp.	5.875%	3/25/2021	17,424	15,354,900
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	6,302	5,979,023
OneMain Financial Holdings, Inc.†	7.25%	12/15/2021	540	506,925
Springleaf Finance Corp.	5.25%	12/15/2019	1,814	1,591,785
Springleaf Finance Corp.	7.75%	10/1/2021	2,494	2,222,778
Total				72,051,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Discount Stores 0.25%

Dollar Tree, Inc.†	5.75%	3/1/2023	$9,150	$9,779,063

Diversified Capital Goods 0.60%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	3,701	3,099,588
EnerSys†	5.00%	4/30/2023	2,060	1,972,450
General Cable Corp.	5.75%	10/1/2022	4,861	3,560,682
Griffon Corp.	5.25%	3/1/2022	6,425	6,127,844
NANA Development Corp.†	9.50%	3/15/2019	7,699	6,043,715
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	3,869	3,017,820
Total				23,822,099

Electric: Generation 0.98%

Borger Energy Associates LP/Borger Funding Corp.†	7.26%	12/31/2022	713	706,125
DPL, Inc.	7.25%	10/15/2021	5,449	5,380,887
Elwood Energy LLC	8.159%	7/5/2026	8,180	8,793,051
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	10.00%	12/1/2020	15,040	488,800
Illinois Power Generating Co.	7.00%	4/15/2018	9,278	4,244,685
Illinois Power Generating Co.	7.95%	6/1/2032	5,926	2,222,250
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,922	9,412,873
Red Oak Power LLC	8.54%	11/30/2019	4,304	4,325,883
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,502,000
Total				39,076,554

Electric: Integrated 0.21%

AES Corp.	5.50%	4/15/2025	3,059	2,768,395
AES Corp.	7.375%	7/1/2021	1,960	2,053,100
AES El Salvador Trust II†	6.75%	3/28/2023	4,380	3,399,975
Total				8,221,470

Electronics 0.74%

NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	6,230	6,463,625
Qorvo, Inc.†	7.00%	12/1/2025	12,535	12,848,375
Sensata Technologies BV (Netherlands)†(b)	5.625%	11/1/2024	9,961	10,297,184
Total				29,609,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 5.46%

Afren plc (United Kingdom)†(b)(f)	6.625%	12/9/2020	$4,806	$34,843
Afren plc (United Kingdom)†(b)(f)	10.25%	4/8/2019	3,367	24,408
Afren plc (United Kingdom)†(b)(f)	11.50%	2/1/2016	4,294	31,129
Antero Resources Corp.	5.375%	11/1/2021	2,168	1,886,160
Bill Barrett Corp.	7.00%	10/15/2022	4,362	1,722,990
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	15,478	4,682,095
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	4,298	3,945,852
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	9,757	6,976,255
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	3,447	2,688,660
Clayton Williams Energy, Inc.	7.75%	4/1/2019	6,636	3,351,180
Concho Resources, Inc.	5.50%	4/1/2023	10,019	9,367,765
Continental Resources, Inc.	5.00%	9/15/2022	11,168	8,490,472
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	8,850	7,611,000
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	1,850	1,600,250
Denbury Resources, Inc.	5.50%	5/1/2022	11,927	3,786,823
Devon Energy Corp.	3.25%	5/15/2022	1,787	1,378,352
Devon Energy Corp.	4.00%	7/15/2021	2,982	2,438,384
Diamondback Energy, Inc.	7.625%	10/1/2021	8,461	8,587,915
Eclipse Resources Corp.†	8.875%	7/15/2023	2,191	777,805
Energen Corp.	4.625%	9/1/2021	6,875	5,173,438
EP Energy LLC/Everest Acquisition Finance, Inc.	6.375%	6/15/2023	10,171	2,797,025
EXCO Resources, Inc.	8.50%	4/15/2022	8,904	957,180
Genel Energy Finance plc (United Kingdom)†(b)	7.50%	5/14/2019	5,200	3,009,500
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	3,483	2,002,725
Gulfport Energy Corp.	7.75%	11/1/2020	11,715	11,070,675
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	11,611	7,953,535
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	8,870	4,035,850
Kosmos Energy Ltd. †	7.875%	8/1/2021 - 8/1/2021	13,172	10,241,230
Matador Resources Co.	6.875%	4/15/2023	6,901	6,038,375
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	22,810	10,606,650
Memorial Resource Development Corp.	5.875%	7/1/2022	9,491	6,501,335
Newfield Exploration Co.	5.75%	1/30/2022	6,239	5,880,258
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	7,713	7,539,458
PDC Energy, Inc.	7.75%	10/15/2022	6,892	6,444,020
Range Resources Corp.†	4.875%	5/15/2025	8,036	6,981,275
Rice Energy, Inc.	6.25%	5/1/2022	7,649	6,233,935
RSP Permian, Inc.	6.625%	10/1/2022	10,133	9,119,700
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	9,791	8,469,215
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	19,041	18,326,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

SM Energy Co.	6.50%	11/15/2021	$6,531	$2,971,605
YPF SA (Argentina)†(b)	8.50%	7/28/2025	5,259	5,143,302
Total				216,879,586

Environmental 0.10%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	4,090	4,028,650

Food & Drug Retailers 1.35%

Albertson’s Holdings LLC/Safeway, Inc.†	7.75%	10/15/2022	6,938	7,258,883
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	3,670	3,266,300
Ingles Markets, Inc.	5.75%	6/15/2023	4,134	4,175,340
New Albertson’s, Inc.	7.45%	8/1/2029	6,986	5,711,055
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	3,544,770
Rite Aid Corp.†	6.125%	4/1/2023	8,498	9,103,482
Rite Aid Corp.	6.75%	6/15/2021	3,615	3,840,938
Rite Aid Corp.	7.70%	2/15/2027	4,760	5,676,300
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	11,365	10,881,987
Total				53,459,055

Food: Wholesale 2.77%

Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,231	5,191,768
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023	6,902	5,711,405
Diamond Foods, Inc.†	7.00%	3/15/2019	7,580	7,864,250
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	8,165	6,899,425
JBS Investments GmbH (Austria)†(b)	7.25%	4/3/2024	4,250	3,740,000
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,323	6,517,470
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	7,715	7,811,437
Land O’Lakes, Inc.†	6.00%	11/15/2022	5,997	6,266,865
Pilgrim’s Pride Corp.†	5.75%	3/15/2025	1,873	1,828,516
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	5,919	6,022,583
Post Holdings, Inc.†	7.75%	3/15/2024	8,071	8,857,922
Post Holdings, Inc.†	8.00%	7/15/2025	3,342	3,692,910
Southern States Cooperative, Inc.†	10.00%	8/15/2021	4,621	3,696,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Tonon Luxembourg SA (Luxembourg)†(b)(f)	10.50%	5/14/2024	$6,225	$2,801,250
TreeHouse Foods, Inc.†	6.00%	2/15/2024	5,721	6,035,655
WhiteWave Foods Co. (The)	5.375%	10/1/2022	25,304	27,201,800
Total				110,140,056

Forestry/Paper 0.67%

Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	1,750	1,658,125
Mercer International, Inc. (Canada)(b)	7.75%	12/1/2022	12,215	11,298,875
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	6,854	2,296,090
Neenah Paper, Inc.†	5.25%	5/15/2021	7,386	7,275,210
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	4,060	3,912,825
Total				26,441,125

Gaming 4.11%

Boyd Gaming Corp.	6.875%	5/15/2023	7,965	8,223,862
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	8,855	7,681,713
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	12,657	9,999,030
CCM Merger, Inc.†	9.125%	5/1/2019	2,621	2,679,973
Churchill Downs, Inc.†	5.375%	12/15/2021	6,878	7,101,535
Churchill Downs, Inc.	5.375%	12/15/2021	8,673	8,954,872
Eldorado Resorts, Inc.	7.00%	8/1/2023	10,083	10,108,207
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	6,044	5,923,120
Isle of Capri Casinos, Inc.	5.875%	3/15/2021	3,718	3,848,130
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	1,083	1,142,565
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	5,665	5,269,776
MGM Resorts International	6.00%	3/15/2023	20,392	20,952,780
MGM Resorts International	7.75%	3/15/2022	3,949	4,319,219
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	13,690	13,690,000
Penn National Gaming, Inc.	5.875%	11/1/2021	5,547	5,425,632
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5,595	5,511,075
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	10,754	11,614,320
Station Casinos LLC	7.50%	3/1/2021	3,807	3,992,591
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	8,950	8,368,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	3,500	3,495,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	5,355	5,134,106
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	10,665	9,891,787
Total				163,328,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.44%

Energy Transfer Equity LP	5.50%	6/1/2027	$10,571	$8,033,960
Energy Transfer Equity LP	5.875%	1/15/2024	3,675	3,050,250
Genesis Energy LP/Genesis Energy Finance Corp.	5.625%	6/15/2024	2,985	2,253,675
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	4,469	3,753,960
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	5,580	5,301,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,113,774
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	6,105	5,723,438
MPLX LP†	4.50%	7/15/2023	7,030	5,856,897
MPLX LP†	4.875%	12/1/2024	591	483,644
MPLX LP†	5.50%	2/15/2023	3,189	2,850,162
PBF Logistics LP/PBF Logistics Finance Corp.	6.875%	5/15/2023	4,951	4,047,443
Rockies Express Pipeline LLC†	5.625%	4/15/2020	7,597	6,809,761
Rockies Express Pipeline LLC†	6.875%	4/15/2040	4,437	3,128,085
Rockies Express Pipeline LLC†	7.50%	7/15/2038	1,268	957,340
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	1,978	1,830,876
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	14,768	14,140,360
Southern Star Central Corp.†	5.125%	7/15/2022	8,822	7,542,810
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	1,800	1,692,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	5,937	5,491,725
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	5,080	4,699,000
Williams Cos., Inc. (The)	4.55%	6/24/2024	5,404	4,080,020
Total				96,840,180

Health Facilities 3.73%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	2,960	2,949,640
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	9,892	10,188,760
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	1,387	1,435,545
Amsurg Corp.	5.625%	11/30/2020	5,075	5,258,969
Amsurg Corp.	5.625%	7/15/2022	4,360	4,507,150
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	9,344	8,059,200
CTR Partnership LP/CareTrust Capital Corp.	5.875%	6/1/2021	1,393	1,361,658
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	9,440	9,622,900
HCA, Inc.	5.25%	4/15/2025	5,429	5,605,442
HCA, Inc.	5.375%	2/1/2025	1,842	1,878,840
HCA, Inc.	5.875%	3/15/2022	19,861	21,350,575
HCA, Inc.	7.50%	2/15/2022	1,259	1,428,713
HCA, Inc.	7.50%	12/15/2023	10,647	11,232,585
HCA, Inc.	7.69%	6/15/2025	3,385	3,638,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	8.36%	4/15/2024	$10,688	$11,836,960
MEDNAX, Inc.†	5.25%	12/1/2023	4,218	4,381,448
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	5,855	6,052,606
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	4,820	4,822,410
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	5,173	5,056,607
Tenet Healthcare Corp.	6.00%	10/1/2020	5,450	5,815,150
Tenet Healthcare Corp.	6.75%	6/15/2023	15,116	13,774,455
Tenet Healthcare Corp.	8.125%	4/1/2022	7,950	7,855,554
Total				148,114,042

Health Services 0.35%

Air Medical Merger Sub Corp.†	6.375%	5/15/2023	6,056	5,299,000
ExamWorks Group, Inc.	5.625%	4/15/2023	4,268	4,305,345
StoneMor Partners LP/Cornerstone Family Services of WV	7.875%	6/1/2021	4,237	4,321,740
Total				13,926,085

Hotels 0.35%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	4,205	4,383,713
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	6,233	5,827,855
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	3,552	3,587,520
Total				13,799,088

Insurance Brokerage 0.09%

HUB International Ltd.†	9.25%	2/15/2021	3,556	3,644,900

Integrated Energy 0.08%

Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	9.25%	7/6/2024	5,850	3,005,438

Life Insurance 0.50%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	12,205	12,510,125
CNO Financial Group, Inc.	5.25%	5/30/2025	7,694	7,492,033
Total				20,002,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.54%

ATS Automation Tooling Systems, Inc. (Canada)†(b)	6.50%	6/15/2023	$8,268	$8,330,010
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	6,923	5,780,705
MTW Foodservice Escrow Corp.†	9.50%	2/15/2024	7,122	7,540,417
Total				21,651,132

Managed Care 0.56%

Centene Corp.	4.75%	5/15/2022	6,220	6,297,750
Centene Escrow Corp.†	5.625%	2/15/2021	4,027	4,218,282
Centene Escrow Corp.†	6.125%	2/15/2024	6,045	6,430,369
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	5,430	5,484,300
Total				22,430,701

Media: Content 2.34%

AMC Networks, Inc.	4.75%	12/15/2022	25,717	26,199,194
Belo Corp.	7.25%	9/15/2027	7,195	7,302,925
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	4,402	4,446,020
Gray Television, Inc.	7.50%	10/1/2020	1,856	1,958,080
iHeartCommunications, Inc.	9.00%	3/1/2021	5,666	3,881,210
LIN Television Corp.	6.375%	1/15/2021	5,261	5,497,745
Netflix, Inc.	5.375%	2/1/2021	2,029	2,186,248
Netflix, Inc.	5.875%	2/15/2025	17,306	18,214,565
Sirius XM Radio, Inc.†	6.00%	7/15/2024	3,114	3,277,485
Townsquare Media, Inc.†	6.50%	4/1/2023	11,838	11,112,922
Univision Communications, Inc.†	5.125%	2/15/2025	9,060	8,890,125
Total				92,966,519

Media: Diversified 0.13%

Block Communications, Inc.†	7.25%	2/1/2020	5,145	5,042,100

Medical Products 1.31%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	2,700	2,772,900
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	16,635	18,256,912
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	5,101	5,534,585
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	4,371	4,540,376
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	5,968	6,161,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)

Hologic, Inc.†	5.25%	7/15/2022	3,335	3,505,585
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	2,681	2,768,133
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	1,808	1,676,920
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	1,224	952,425
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	4,286	4,039,555
Teleflex, Inc.	5.25%	6/15/2024	1,716	1,746,030
Total				51,955,381

Metals/Mining (Excluding Steel) 2.61%

Alamos Gold, Inc. (Canada)†(b)	7.75%	4/1/2020	4,530	3,861,825
Aleris International, Inc.	7.625%	2/15/2018	1,442	1,276,170
Aleris International, Inc.	7.875%	11/1/2020	3,823	3,020,170
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.75%	10/19/2075	5,450	5,272,875
Cia Minera Milpo SAA (Peru)†(b)	4.625%	3/28/2023	4,544	3,751,981
Coeur Mining, Inc.	7.875%	2/1/2021	5,089	3,638,635
Compass Minerals International, Inc.†	4.875%	7/15/2024	7,990	7,350,800
Freeport-McMoRan, Inc.	2.30%	11/14/2017	14,397	13,245,240
Freeport-McMoRan, Inc.	3.55%	3/1/2022	7,244	4,853,480
Freeport-McMoRan, Inc.	3.875%	3/15/2023	14,767	9,783,137
Hecla Mining Co.	6.875%	5/1/2021	5,322	4,097,940
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	7,153	6,115,815
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	1,194	996,990
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	5,296	4,263,280
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	2,685	2,396,363
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	10,808	8,916,600
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	5,691	4,083,292
Petra Diamonds US Treasury plc (United Kingdom)†(b)	8.25%	5/31/2020	5,845	4,602,937
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	9,918	7,612,065
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	3,366	580,635
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	4,851	3,844,418
Total				103,564,653

Oil Field Equipment & Services 0.48%

FTS International, Inc.†	8.012%#	6/15/2020	5,299	3,241,282
Gulfmark Offshore, Inc.	6.375%	3/15/2022	2,434	657,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Oceaneering International, Inc.	4.65%	11/15/2024	$10,650	$8,664,254
Weatherford International Ltd.	4.50%	4/15/2022	10,123	6,554,642
Total				19,117,358

Oil Refining & Marketing 0.96%

Citgo Holding, Inc.†	10.75%	2/15/2020	14,535	13,245,019
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	7,317	6,146,280
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	10,464	9,783,840
PBF Holding Co. LLC/PBF Finance Corp.†	7.00%	11/15/2023	10,410	8,991,637
Total				38,166,776

Packaging 2.06%

Ball Corp.	4.375%	12/15/2020	7,028	7,357,438
BWAY Holding Co.†	9.125%	8/15/2021	4,299	3,589,665
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	10,150	8,120,000
Graphic Packaging International, Inc.	4.75%	4/15/2021	6,975	7,105,781
Graphic Packaging International, Inc.	4.875%	11/15/2022	3,938	3,987,225
Pactiv LLC	7.95%	12/15/2025	9,375	8,109,375
PaperWorks Industries, Inc.†	9.50%	8/15/2019	10,357	8,777,557
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,448,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	10,800	10,665,000
Sealed Air Corp.†	4.875%	12/1/2022	3,724	3,849,685
Sealed Air Corp.†	5.125%	12/1/2024	5,987	6,241,448
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	6,437	5,503,635
Silgan Holdings, Inc.	5.50%	2/1/2022	3,200	3,296,000
Total				82,051,509

Personal & Household Products 2.15%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	2,163	2,173,815
American Greetings Corp.	7.375%	12/1/2021	4,620	4,729,725
Brunswick Corp.†	4.625%	5/15/2021	5,585	5,626,888
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,136,225
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	7,325	7,480,656
Edgewell Personal Care Co.	4.70%	5/24/2022	3,721	3,776,815
Elizabeth Arden, Inc.	7.375%	3/15/2021	7,703	4,429,225
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	8,520	4,984,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Gibson Brands, Inc.†	8.875%	8/1/2018	$6,275	$3,733,625
Scotts Miracle-Gro Co. (The)†	6.00%	10/15/2023	5,918	6,184,310
Serta Simmons Bedding LLC†	8.125%	10/1/2020	4,248	4,386,060
Springs Industries, Inc.	6.25%	6/1/2021	10,402	10,323,985
Tempur Sealy International, Inc.†	5.625%	10/15/2023	6,924	7,062,480
Vista Outdoor, Inc.†	5.875%	10/1/2023	10,017	10,392,637
Total				85,420,646

Pharmaceuticals 0.68%

Horizon Pharma Financing, Inc.†	6.625%	5/1/2023	5,250	4,646,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,329	6,471,402
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023	6,713	5,957,788
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022	5,584	5,542,120
Quintiles Transnational Corp.†	4.875%	5/15/2023	4,340	4,481,050
Total				27,098,610

Printing & Publishing 0.09%

RR Donnelley & Sons Co.	7.875%	3/15/2021	3,656	3,422,930

Rail 0.63%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	12,436	12,513,725
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	6,560	4,231,200
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	8,525	8,098,750
Total				24,843,675

Real Estate Investment Trusts 0.48%

DuPont Fabros Technology LP	5.625%	6/15/2023	3,645	3,690,563
Qualitytech LP/QTS Finance Corp.	5.875%	8/1/2022	11,206	11,388,097
Vingroup JSC (Vietnam)†(b)	11.625%	5/7/2018	3,875	4,139,837
Total				19,218,497

Recreation & Travel 1.07%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	6,184	6,423,630
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	6,711	6,945,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel (continued)

NCL Corp. Ltd.†	4.625%	11/15/2020	$6,419	$6,274,572
NCL Corp. Ltd.†	5.25%	11/15/2019	3,844	3,863,220
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,971	7,772,665
Six Flags Entertainment Corp.†	5.25%	1/15/2021	4,700	4,828,545
Speedway Motorsports, Inc.	5.125%	2/1/2023	1,169	1,180,690
Viking Cruises Ltd.†	8.50%	10/15/2022	5,592	5,214,540
Total				42,503,747

Restaurants 0.91%

Arcos Dorados Holdings, Inc. (Argentina)†(b)	6.625%	9/27/2023	2,547	2,324,138
Carrols Restaurant Group, Inc.	8.00%	5/1/2022	6,861	7,289,812
CEC Entertainment, Inc.	8.00%	2/15/2022	6,010	5,153,575
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	5,655	4,849,163
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,830	5,830,000
Wendy’s International LLC	7.00%	12/15/2025	2,689	2,742,780
Yum! Brands, Inc.	3.75%	11/1/2021	1,757	1,606,557
Yum! Brands, Inc.	3.875%	11/1/2023	7,119	6,327,011
Total				36,123,036

Software/Services 2.21%

Alliance Data Systems Corp.†	5.375%	8/1/2022	11,568	10,787,160
Alliance Data Systems Corp.†	6.375%	4/1/2020	5,035	5,091,644
Aspect Software, Inc.	10.625%	5/15/2017	3,663	1,098,900
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	3,572	3,554,140
Ensemble S Merger Sub, Inc.†	9.00%	9/30/2023	3,764	3,495,815
First Data Corp.†	5.00%	1/15/2024	3,547	3,611,307
First Data Corp.†	5.75%	1/15/2024	7,067	7,128,836
First Data Corp.†	7.00%	12/1/2023	16,543	16,584,357
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	11,363	9,601,735
Infor US, Inc.†	5.75%	8/15/2020	4,174	4,215,740
Informatica LLC†	7.125%	7/15/2023	3,990	3,690,750
MSCI, Inc.†	5.75%	8/15/2025	10,670	11,563,613
VeriSign, Inc.	4.625%	5/1/2023	3,676	3,639,240
VeriSign, Inc.	5.25%	4/1/2025	3,976	3,926,300
Total				87,989,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 2.47%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	$12,722	$13,040,050
Asbury Automotive Group, Inc.	6.00%	12/15/2024	9,260	9,213,700
Caleres, Inc.	6.25%	8/15/2023	6,191	6,160,045
CST Brands, Inc.	5.00%	5/1/2023	8,059	8,018,705
Dufry Finance SCA (Luxembourg)†(b)	5.50%	10/15/2020	5,125	5,368,438
First Cash Financial Services, Inc.	6.75%	4/1/2021	5,952	5,743,680
Hot Topic, Inc.†	9.25%	6/15/2021	8,639	7,991,075
Jo-Ann Stores LLC†	8.125%	3/15/2019	4,335	3,435,488
L Brands, Inc.†	6.875%	11/1/2035	19,297	20,575,426
Murphy Oil USA, Inc.	6.00%	8/15/2023	2,932	3,012,630
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	9,486	6,734,111
William Carter Co. (The)	5.25%	8/15/2021	8,528	8,741,200
Total				98,034,548

Steel Producers/Products 0.32%

Steel Dynamics, Inc.	5.125%	10/1/2021	7,290	7,144,200
Steel Dynamics, Inc.	5.50%	10/1/2024	5,826	5,476,440
Total				12,620,640

Support: Services 1.83%

ADT Corp. (The)	3.50%	7/15/2022	10,561	8,897,642
AECOM	5.875%	10/15/2024	3,966	3,961,043
Aramark Services, Inc.†	5.125%	1/15/2024	7,176	7,534,800
CEB, Inc.†	5.625%	6/15/2023	8,085	8,226,487
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	2,414	947,495
Iron Mountain, Inc.†	6.00%	10/1/2020	5,306	5,637,625
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	5,623	3,458,145
Leidos Holdings, Inc.	4.45%	12/1/2020	8,625	8,409,375
MasTec, Inc.	4.875%	3/15/2023	7,775	6,589,312
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,510	5,175,450
Sotheby’s†	5.25%	10/1/2022	4,638	4,116,225
United Rentals North America, Inc.	6.125%	6/15/2023	7,615	7,847,334
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	6,025	2,123,813
Total				72,924,746

Technology Hardware & Equipment 0.53%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	7,180	7,377,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	$3,076	$3,183,660
CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	1,256	1,339,210
CommScope Technologies Finance LLC†	6.00%	6/15/2025	5,776	5,747,120
Dell, Inc.	7.10%	4/15/2028	3,685	3,344,137
Total				20,991,577

Telecommunications: Satellite 0.58%

Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,414	3,793,808
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	9,600	9,444,000
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	15,859	9,634,342
Total				22,872,150

Telecommunications: Wireless 2.92%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	8,675	7,785,812
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	5,435	3,913,200
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	4,235	3,631,513
SBA Communications Corp.	4.875%	7/15/2022	8,300	8,476,375
T-Mobile USA, Inc.	6.375%	3/1/2025	2,650	2,686,438
T-Mobile USA, Inc.	6.50%	1/15/2024	7,272	7,508,340
T-Mobile USA, Inc.	6.50%	1/15/2026	11,120	11,324,274
T-Mobile USA, Inc.	6.731%	4/28/2022	12,805	13,459,335
T-Mobile USA, Inc.	6.836%	4/28/2023	29,316	30,635,220
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	4,735	4,439,063
Wind Acquisition Finance SA (Italy)†(b)	4.75%	7/15/2020	5,250	5,092,500
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	18,625	17,228,125
Total				116,180,195

Telecommunications: Wireline Integrated & Services 3.81%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	9,292	9,036,470
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	6,450	6,719,288
Consolidated Communications, Inc.	6.50%	10/1/2022	4,919	4,033,580
CyrusOne LP/CyrusOne Finance Corp.	6.375%	11/15/2022	2,865	2,922,300
Equinix, Inc.	4.875%	4/1/2020	4,832	5,037,360
Equinix, Inc.	5.375%	4/1/2023	4,260	4,578,222
Equinix, Inc.	5.875%	1/15/2026	11,953	12,520,767
FairPoint Communications, Inc.†	8.75%	8/15/2019	4,345	4,198,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)
Frontier Communications Corp.	6.875%	1/15/2025	$6,911	$5,848,434
Frontier Communications Corp.	9.25%	7/1/2021	9,025	9,058,844
Frontier Communications Corp.†	10.50%	9/15/2022	21,701	21,999,389
Frontier Communications Corp.†	11.00%	9/15/2025	28,821	28,965,105
GCI, Inc.	6.875%	4/15/2025	9,869	9,696,292
Sable International Finance Ltd.†	6.875%	8/1/2022	9,375	8,976,562
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	11,560	11,256,550
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	6,563	6,497,370
Total				151,344,889

Theaters & Entertainment 0.27%

Carmike Cinemas, Inc.†	6.00%	6/15/2023	5,723	6,030,612
Cinemark USA, Inc.	4.875%	6/1/2023	4,515	4,531,931
Total				10,562,543

Transportation: Infrastructure/Services 0.45%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019	7,631	5,036,460
Ultrapetrol Bahamas Ltd. (Bahamas)(b)(f)	8.875%	6/15/2021	6,354	1,239,030
XPO Logistics, Inc.†	6.50%	6/15/2022	4,052	3,849,400
XPO Logistics, Inc.†	7.875%	9/1/2019	7,667	7,944,929
Total				18,069,819

Trucking & Delivery 0.15%

DH Services Luxembourg Sarl (Luxembourg)†(b)	7.75%	12/15/2020	5,990	5,960,050
Total High Yield Corporate Bonds (cost $3,382,018,577)				3,159,890,163

MUNICIPAL BONDS 0.09%

Tax Revenue

PR Corp. Sales Tax	5.25%	8/1/2040	3,365	2,096,395
PR Corp. Sales Tax	6.05%	8/1/2037	2,450	1,519,000
Total Municipal Bonds (cost $3,601,282)				3,615,395

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.15%

Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	7/15/2056	2,000	2,078,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Motel 6 Trust 2015-MTL6 F†	5.00%	2/5/2030	$4,250	$3,880,182
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,070,621)				5,958,290
Total Long-Term Investments (cost $3,957,355,651)				3,689,832,648

SHORT-TERM INVESTMENTS 2.85%

CONVERTIBLE BOND 0.08%

Health Services

Illumina, Inc. (cost $3,945,393)	0.25%	3/15/2016	1,885	3,369,447

REPURCHASE AGREEMENT 2.77%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $112,660,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $112,096,700; proceeds: $109,895,932 (cost $109,895,840)			109,896	109,895,840
Total Short-Term Investments (cost $113,841,233)				113,265,287
Total Investments in Securities 95.69% (cost $4,071,196,884)				3,803,097,935
Cash and Other Assets in Excess of Liabilities(g) 4.31%				171,360,023
Net Assets 100.00%				$3,974,457,958

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

(d)	Security is perpetual in nature and has no stated maturity.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Defaulted (non-income producing security).
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 29, 2016(1):

Referenced Index*	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation
Markit CDX.NA.HY.25(4)	5.00%	12/20/2020	$54,000,000	$53,491,968	$ (934,238)	$ 426,206

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.
*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).

Credit Default Swaps - Sell Protection at February 29, 2016(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable/ (Payable) at Fair Value(5)
JC Penney Co., Inc.(6)	5.00%	12/20/2020	$5,813,000	$5,523,238	$(320,812)	$31,050	$(289,762)
New Albertson’s, Inc.(7)	5.00%	3/20/2019	3,000,000	3,239,418	(63,779)	303,197	239,418
					$(384,591)	$334,247	$(50,344)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $334,247. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Barclays Bank plc. Moody’s Credit Rating: Caa2
(7)	Swap Counterparty: Citibank. S&P Credit Rating: B-

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	J.P. Morgan	4/19/2016	29,090,000	$41,569,139	$40,495,819	$1,073,318
British pound	Sell	Morgan Stanley	4/19/2016	185,000	267,700	257,536	10,164
British pound	Sell	Morgan Stanley	4/19/2016	1,335,000	1,909,750	1,858,437	51,313
euro	Sell	Bank of America	5/16/2016	20,500,000	23,279,001	22,352,985	926,016
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,060,811

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays Bank plc	4/19/2016	500,000	$717,405	$696,044	$(21,361)
British pound	Buy	Barclays Bank plc	4/19/2016	600,000	870,411	835,252	(35,159)
British pound	Buy	J.P. Morgan	4/19/2016	2,030,000	2,899,248	2,825,937	(73,311)
British pound	Buy	J.P. Morgan	4/19/2016	665,000	950,564	925,738	(24,826)
British pound	Buy	J.P. Morgan	4/19/2016	888,000	1,299,079	1,236,174	(62,905)
British pound	Buy	J.P. Morgan	4/19/2016	2,536,000	3,639,219	3,530,333	(108,886)
British pound	Buy	Morgan Stanley	4/19/2016	1,916,000	2,757,605	2,667,239	(90,366)
British pound	Buy	Standard Chartered Bank	4/19/2016	875,000	1,259,137	1,218,076	(41,061)
British pound	Buy	State Street Bank and Trust	4/19/2016	1,720,000	2,451,722	2,394,390	(57,332)
British pound	Buy	State Street Bank and Trust	4/19/2016	1,000,000	1,424,573	1,392,087	(32,486)
Canadian dollar	Sell	J.P. Morgan	5/19/2016	3,000,000	2,193,431	2,217,545	(24,114)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(571,807)

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2016	735	Short	$(70,909,125)	$(2,639,714)
U.S. Long Bond	June 2016	415	Long	68,280,469	(363,855)
U.S. 5-Year Treasury Note	June 2016	1	Long	120,984	(72)
U.S. 10-Year Treasury Note	June 2016	372	Long	48,551,813	(251,186)
Totals				$46,044,141	$(3,254,827)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks
Auto Parts & Equipment	$—	$9,162,582	$—		$9,162,582
Investments & Miscellaneous Financial Services	3,503,454	—	284,572	(4)	3,788,026
Metals/Mining (Excluding Steel)	—	—	61,431	(4)	61,431
Remaining Industries	152,372,503	—	—		152,372,503
Convertible Bonds	—	56,786,836	—		56,786,836
Convertible Preferred Stocks	36,617,025	—	—		36,617,025
Floating Rate Loans(5)
Aerospace/Defense	—	3,368,036	—		3,368,036
Auto Parts & Equipment	—	—	6,076,205		6,076,205
Automakers	—	5,038,110	—		5,038,110
Building Materials	—	6,270,893	—		6,270,893
Diversified Capital Goods	—	—	3,717,350		3,717,350
Electric: Generation	—	22,303,250	—		22,303,250
Electronics	—	4,100,525	—		4,100,525
Energy: Exploration & Production	—	4,455,021	2,845,040		7,300,061
Gaming	—	18,538,268	17,551,210		36,089,478
Health Services	—	4,978,820	—		4,978,820
Machinery	—	5,296,440	—		5,296,440
Manufacturing	—	4,033,058	—		4,033,058
Metals/Mining (Excluding Steel)	—	10,362,154	—		10,362,154
Packaging	—	11,448,202	—		11,448,202
Personal & Household Products	—	4,354,582	—		4,354,582
Real Estate Investment Trusts	—	8,144,380	—		8,144,380
Recreation & Travel	—	7,190,687	—		7,190,687
Software/Services	—	3,765,409	—		3,765,409
Specialty Retail	—	11,305,644	—		11,305,644
Steel Producers/Products	—	6,139,650	—		6,139,650
Support: Services	—	14,759,705	1,766,010		16,525,715
Transportation	—	5,360,669	—		5,360,669
Foreign Bonds
Netherlands	—	11,954,505	842,936	(6)	12,797,441
Remaining Industries	—	34,300,530	—		34,300,530
Foreign Government Obligations	—	24,682,555	—		24,682,555
High Yield Corporate Bonds
Automakers	—	2,796,450	850	(4)	2,797,300
Banking	—	108,178,528	1,000	(4)	108,179,528
Chemicals	—	60,041,595	311	(4)	60,041,906
Metals/Mining (Excluding Steel)	—	103,564,648	5	(4)	103,564,653
Software/Services	—	86,890,637	1,098,900	(4)	87,989,537
Remaining Industries	—	2,797,317,239	—		2,797,317,239
Municipal Bonds	—	3,615,395	—		3,615,395
Non-Agency Commercial Mortgage-Backed Securities	—	5,958,290	—		5,958,290
Repurchase Agreement	—	109,895,840	—		109,895,840
Total	$192,492,982	$3,576,359,133	$34,245,820		$3,803,097,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$426,206	$—	$426,206
Liabilities	—	—	—	—
Credit Default Swaps
Assets	—	239,418	—	239,418
Liabilities	—	(289,762)	—	(289,762)
Forward Foreign Currency Exchange Contracts
Assets	—	2,060,811	—	2,060,811
Liabilities	—	(571,807)	—	(571,807)
Futures Contracts
Assets	—	—	—	—
Liabilities	(3,254,827)	—	—	(3,254,827)
Total	$(3,254,827)	$1,864,866	$—	$(1,389,961)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	Foreign Bonds	High Yield Corporate Bonds
Balance as of December 1, 2015	$346,817	$69,430,038	$844,776	$2,165
Accrued discounts/premiums	—	76,462	1,853	(8,863)
Realized gain (loss)	—	(1,679,008)	—	—
Change in unrealized appreciation/depreciation	(814)	(1,638,905)	(54,464)	(1,969,156)
Purchases	—	13,857,750	50,771	—
Sales	—	(8,067,661)	—	—
Net transfers in or out of Level 3	—	(40,022,861)	—	3,076,920
Balance as of February 29, 2016	$346,003	$31,955,815	$842,936	$1,101,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.83%

ASSET-BACKED SECURITIES 14.16%

Automobiles 6.55%

AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	$1,130	$1,128,796
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,644,952
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	1,825	1,826,144
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	1,800	1,817,451
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	1,804	1,827,890
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	5,428	5,463,483
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,523,951
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,390,324
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,287	1,281,643
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,255	2,245,912
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	541	539,923
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	11,090	11,021,219
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,288,164
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	2,798	2,800,528
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	1,311	1,321,137
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,152,101
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,546,010
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,471,615
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	4,921	4,915,307
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,888	2,891,076
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	669	668,820
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,065	1,063,937
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,493	1,492,378
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	235	234,849
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	4,448	4,449,369
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	3,002,958
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	2,230	2,230,218
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,792,569
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	831,719
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	2,275	2,277,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	$1,191		$1,188,539
GM Financial Automobile Leasing Trust 2014- 2A A3†	1.22%	1/22/2018	6,940		6,941,307
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	366		365,789
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	778		777,479
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	—	(a)	149
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	2,457		2,455,888
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	467		466,716
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	3,045		3,082,540
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	1,946		1,943,228
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	8,898		8,896,553
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,196		4,134,289
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257		247,714
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	388		379,038
Total					115,021,234

Credit Cards 1.71%

Citibank Credit Card Issuance Trust 2006-A3	5.30%	3/15/2018	4,330		4,338,530
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	6,992		7,007,289
First National Master Note Trust 2015-1 A	1.197%#	9/15/2020	421		421,405
Synchrony Credit Card Master Note Trust 2011-2 A	0.911%#	5/15/2019	5,900		5,901,363
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	2,670		2,668,916
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	9,582		9,581,039
Total					29,918,542

Other 5.90%

Apollo Credit Funding IV Ltd. 4A A1†	1.791%#	4/15/2027	3,000		2,953,328
Avenue CLO VI Ltd. 2007-6A A2†	0.665%#	7/17/2019	3,000		2,982,317
Avery Point IV CLO Ltd. 2014-1A A†	1.84%#	4/25/2026	5,000		4,902,955
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.465%#	4/18/2025	2,500		2,462,375
Cent CLO Ltd. 2013-18A A†	1.436%#	7/23/2025	2,500		2,447,009
Cent CLO Ltd. 2013-19A A1A†	1.654%#	10/29/2025	2,600		2,541,380
CIFC Funding I Ltd. 2013-1A A1†	1.467%#	4/16/2025	4,755		4,673,338
CIFC Funding II Ltd. 2014-2A A1L†	1.862%#	5/24/2026	4,250		4,195,786
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	2,230		2,249,190
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	1,356		1,354,588
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	1,819		1,831,504
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	5,500		5,504,537
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.815%#	10/19/2025	4,500		4,451,113
Gleneagles CLO Ltd. 2005-1A B†	1.166%#	11/1/2017	1,433		1,423,485
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.615%#	4/17/2022	1,382		1,381,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

JFIN Revolver CLO Ltd. 2014-2A A2†	1.67	%#	2/20/2022		$4,000	$3,952,280
JFIN Revolver CLO Ltd. 2015-4A A†	1.47	%#	4/22/2020		1,956	1,938,192
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020		3,275	3,256,306
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019		4,428	4,426,252
Oaktree CLO Ltd. 2014-2A A1A†	1.847	%#	10/20/2026		3,500	3,434,647
Oaktree EIF I Ltd. 2015-A1 B†	3.245	%#	10/18/2027		4,900	4,884,712
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.841	%#	4/15/2026		3,175	3,131,808
OHA Loan Funding Ltd. 2015-1A A†	1.862	%#	2/15/2027		2,000	1,968,056
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025		3,651	3,571,989
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029		899	898,697
OZLM Funding Ltd. 2012-1A A2R†	2.67	%#	7/22/2027		3,500	3,480,875
OZLM VII Ltd. 2014-7A A1B†	1.805	%#	7/17/2026		3,500	3,451,905
Recette CLO LLC 2015-1A B1†	2.515	%#	10/20/2027		1,050	999,643
Shackleton CLO Ltd. 2014-5A A†	1.844	%#	5/7/2026		3,200	3,147,780
SLM Private Education Loan Trust 2011-B A1†	1.281	%#	12/16/2024		706	705,460
SLM Private Education Loan Trust 2012-C A1†	1.527	%#	8/15/2023		1,493	1,491,743
SLM Private Education Loan Trust 2012-E A1†	1.177	%#	10/16/2023		1,083	1,082,389
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.635	%#	4/17/2021		2,000	1,963,781
Venture XVII CLO Ltd. 2014-17A A†	1.801	%#	7/15/2026		6,000	5,914,921
Venture XVIII CLO Ltd. 2014-18A A†	1.771	%#	10/15/2026		2,250	2,202,073
Westchester CLO Ltd. 2007-1A A1A†	0.554	%#	8/1/2022		2,339	2,308,536
Total						103,566,352
Total Asset-Backed Securities (cost $249,674,474)						248,506,128

				Shares
				(000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR* (cost $42,968)					28	5,339

				Principal
				Amount
				(000)
CONVERTIBLE BONDS 0.05%

Oil 0.00%

Oleo e Gas Participacoes SA(b)(c)	10.00%		6/1/2016	BRL	23	40,111
Oleo e Gas Participacoes SA(b)(c)	10.00%		6/1/2016	BRL	18	31,703
Total						71,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Retail 0.05%

Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		$562	$395,508
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		563	444,418
Total					839,926
Total Convertible Bonds (cost $968,842)					911,740

CORPORATE BONDS 67.28%

Aerospace/Defense 0.18%

Harris Corp.	5.55%	10/1/2021		2,863	3,195,560

Air Transportation 0.22%

Air Canada (Canada)†(d)	7.75%	4/15/2021		1,742	1,694,095
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		2,115	2,128,194
Total					3,822,289

Auto Parts: Original Equipment 0.24%

International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		2,000	1,770,000
Schaeffler Holding Finance BV PIK (Netherlands)†(d)	6.875%	8/15/2018		2,450	2,517,375
Total					4,287,375

Automotive 2.21%

Ford Motor Co.	6.375%	2/1/2029		6,906	7,727,552
Ford Motor Co.	6.625%	10/1/2028		7,115	8,166,604
Ford Motor Credit Co. LLC	3.00%	6/12/2017		4,925	4,973,255
General Motors Co.	5.00%	4/1/2035		5,505	4,833,731
General Motors Co.	6.60%	4/1/2036		7,945	8,252,392
Volkswagen Group of America Finance LLC†	2.125%	5/23/2019		5,000	4,831,770
Total					38,785,304

Banks: Regional 8.29%

ABN AMRO Bank NV (Netherlands)†(d)	4.75%	7/28/2025		3,900	3,792,407
Bank of America Corp.	3.875%	8/1/2025		6,120	6,292,039
Bank of America Corp.	4.20%	8/26/2024		2,372	2,378,523
Bank of America Corp.	4.25%	10/22/2026		8,847	8,749,648
Bank of America Corp.	4.45%	3/3/2026		6,910	6,910,000
Bank of America Corp.	6.50%	—	(e)	6,717	6,859,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of New York Mellon Corp. (The)	4.95%	—	(e)	$6,900	$6,756,825
Barclays plc (United Kingdom)(d)	3.65%	3/16/2025		6,800	6,262,820
Barclays plc (United Kingdom)(d)	4.375%	1/12/2026		2,141	2,070,191
Citigroup, Inc.	5.95%	—	(e)	10,583	9,998,929
Citigroup, Inc.	6.125%	—	(e)	11,948	11,783,715
Commonwealth Bank of Australia (Australia)†(d)	4.50%	12/9/2025		10,000	9,874,180
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		5,910	6,774,970
Intesa Sanpaolo SpA (Italy)†(d)	5.71%	1/15/2026		2,460	2,351,032
JPMorgan Chase & Co.	5.30%	—	(e)	6,124	5,980,392
JPMorgan Chase & Co.	6.75%	—	(e)	6,515	6,914,044
Macquarie Bank Ltd. (Australia)†(d)	4.875%	6/10/2025		3,350	3,254,800
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021		5,946	6,728,030
Morgan Stanley	5.55%	—	(e)	5,869	5,700,266
PNC Financial Services Group, Inc. (The)	6.75%	—	(e)	7,875	8,434,125
Popular, Inc.	7.00%	7/1/2019		2,476	2,380,055
Santander Bank NA	8.75%	5/30/2018		1,000	1,127,217
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029		5,730	7,662,345
Wells Fargo & Co.	5.875%	—	(e)	6,172	6,542,628
Total					145,578,917

Beverages 0.74%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036		3,105	3,261,392
Anheuser-Busch InBev Finance, Inc.	4.90%	2/1/2046		3,425	3,679,022
Beam Suntory, Inc.	6.625%	7/15/2028		755	916,371
Central American Bottling Corp. (Guatemala)†(d)	6.75%	2/9/2022		4,920	5,055,300
Total					12,912,085

Biotechnology Research & Production 1.06%

Amgen, Inc.	6.40%	2/1/2039		15,654	18,538,203

Building Materials 0.03%

GCP Applied Technologies, Inc.†	9.50%	2/1/2023		434	465,465

Business Services 0.61%

Chicago Parking Meters LLC†	5.489%	12/30/2020		3,147	3,457,033
Lender Processing Services, Inc.	5.75%	4/15/2023		5,604	5,814,150
Western Union Co. (The)	3.35%	5/22/2019		1,370	1,397,790
Total					10,668,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.60%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	$3,948	$4,392,150
Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,082,458
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	1,000	945,000
Montell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	9,245	11,759,622
NewMarket Corp.	4.10%	12/15/2022	1,643	1,670,574
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	7,317	8,313,268
Total				28,163,072

Computer Hardware 1.28%

Dell, Inc.	7.10%	4/15/2028	3,725	3,380,437
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	8,607	8,183,785
Leidos, Inc.	7.125%	7/1/2032	4,702	4,744,229
Seagate HDD Cayman†	4.875%	6/1/2027	8,905	6,186,072
Total				22,494,523

Computer Software 0.17%

Aspect Software, Inc.	10.625%	5/15/2017	758	227,400
Audatex North America, Inc.†	6.00%	6/15/2021	140	141,925
Audatex North America, Inc.†	6.125%	11/1/2023	1,117	1,132,359
Emdeon, Inc.	11.00%	12/31/2019	1,481	1,523,579
Total				3,025,263

Containers 0.23%

Coveris Holding Corp.†	10.00%	6/1/2018	1,750	1,505,000
Coveris Holdings SA (Luxembourg)†(d)	7.875%	11/1/2019	1,625	1,300,000
PaperWorks Industries, Inc.†	9.50%	8/15/2019	1,460	1,237,350
Total				4,042,350

Drugs 2.29%

Actavis Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	15,270	15,409,705
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	2,284	2,295,420
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	3,075	3,084,609
Express Scripts Holding Co.	6.125%	11/15/2041	6,375	6,712,512
Perrigo Co. plc (Ireland)(d)	4.00%	11/15/2023	4,000	3,983,144
Perrigo Finance Unlimited Co. (Ireland)(d)	4.90%	12/15/2044	1,100	1,060,847
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	3,940	4,327,152
Zoetis, Inc.	4.70%	2/1/2043	3,721	3,272,270
Total				40,145,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.05%

AES El Salvador Trust II†	6.75%	3/28/2023	$1,060	$822,825
Appalachian Power Co.	7.00%	4/1/2038	760	977,746
Dominion Resources, Inc.	5.75%	10/1/2054	4,953	4,717,732
Dominion Resources, Inc.	7.00%	6/15/2038	4,000	4,898,044
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	2,836,009
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	2,679,488
Exelon Generation Co. LLC	6.25%	10/1/2039	6,250	6,220,962
FirstEnergy Solutions Corp.	6.05%	8/15/2021	6,491	6,902,056
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%	12/15/2017	1,750	1,841,242
Puget Sound Energy, Inc.(f)	6.974%	6/1/2067	3,106	2,259,615
Red Oak Power LLC	8.54%	11/30/2019	1,858	1,867,767
Total				36,023,486

Electrical Equipment 0.38%

KLA-Tencor Corp.	4.65%	11/1/2024	6,750	6,648,926

Electronics 0.05%

Kemet Corp.	10.50%	5/1/2018	1,138	837,853

Engineering & Contracting Services 0.06%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	1,500	982,500

Entertainment 0.68%

CCM Merger, Inc.†	9.125%	5/1/2019	1,250	1,278,125
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	2,564	2,570,410
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	1,500	1,567,500
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	2,234	2,337,322
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,498	1,542,940
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,350	1,458,000
WMG Holdings Corp.†	13.75%	10/1/2019	333	353,396
WMG Holdings Corp.	13.75%	10/1/2019	734	778,958
Total				11,886,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 1.98%

Air Lease Corp.	4.25%	9/15/2024	$1,140	$1,060,200
Jefferies Group LLC	6.875%	4/15/2021	3,980	4,462,643
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,000	1,890,000
Navient Corp.	4.875%	6/17/2019	3,948	3,760,470
Navient Corp.	5.50%	1/15/2019	2,492	2,473,310
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	7,100	7,392,875
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,318	2,283,230
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	10,600	11,424,924
Total				34,747,652

Food 1.11%

Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	2,020	2,004,850
FAGE Dairy Industry SA/FAGE USA Dairy
Industry, Inc. (Greece)†(d)	9.875%	2/1/2020	1,415	1,463,641
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	2,919	2,838,727
Kraft Foods Group, Inc.	6.875%	1/26/2039	3,585	4,413,390
Kraft Heinz Foods Co.†	5.00%	7/15/2035	5,250	5,489,410
Kraft Heinz Foods Co.	6.75%	3/15/2032	965	1,155,434
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	618,101
US Foods, Inc.	8.50%	6/30/2019	1,515	1,549,996
Total				19,533,549

Health Care Products 0.31%

Immucor, Inc.	11.125%	8/15/2019	2,885	2,178,175
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	2,092	1,627,837
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	1,747	1,628,276
Total				5,434,288

Health Care Services 0.44%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,745	1,657,750
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,723	2,600,465
Tenet Healthcare Corp.	8.00%	8/1/2020	3,366	3,416,490
Total				7,674,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Insurance 2.54%

Aon Corp.	8.205%	1/1/2027		$7,745	$9,429,537
CNO Financial Group, Inc.	5.25%	5/30/2025		4,199	4,088,776
Protective Life Corp.	8.45%	10/15/2039		5,090	6,767,257
Prudential Financial, Inc.	5.625%	6/15/2043		11,689	11,563,343
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		11,330	11,545,270
Willis North America, Inc.	7.00%	9/29/2019		989	1,121,108
Total					44,515,291

Leasing 0.33%

Aviation Capital Group Corp.†	6.75%	4/6/2021		5,330	5,763,063

Leisure 0.62%

Carnival plc (United Kingdom)(d)	7.875%	6/1/2027		5,500	6,961,444
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		3,525	3,930,375
Total					10,891,819

Lodging 1.04%

Caesar’s Entertainment Resort Properties
LLC/Caesar’s Entertainment Resort
Properties Finance, Inc.	11.00%	10/1/2021		533	462,378
Hyatt Hotels Corp.†	6.875%	8/15/2019		5,804	6,599,200
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034		5,000	4,558,025
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021		1,300	1,215,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022		5,436	5,429,205
Total					18,264,308

Machinery: Agricultural 1.07%

Altria Group, Inc.	9.95%	11/10/2038		6,084	9,990,573
Reynolds American, Inc.	5.70%	8/15/2035		3,673	4,158,677
Reynolds American, Inc.	8.125%	5/1/2040		3,214	4,053,641
Southern States Cooperative, Inc.†	10.00%	8/15/2021		656	524,800
Total					18,727,691

Manufacturing 1.21%

General Electric Co.	5.00%	—	(e)	13,696	13,918,560
Trinity Industries, Inc.	4.55%	10/1/2024		8,531	7,291,002
Total					21,209,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 5.27%

21st Century Fox America, Inc.	6.75%	1/9/2038	$13,671	$15,984,079
21st Century Fox America, Inc.	6.90%	8/15/2039	1,000	1,128,451
Altice Financing SA (Luxembourg)†(d)	7.875%	12/15/2019	1,000	1,047,500
Block Communications, Inc.†	7.25%	2/1/2020	500	490,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	4,794	4,991,752
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,575	1,610,162
CCO Safari II LLC†	6.384%	10/23/2035	2,850	2,983,423
Cox Communications, Inc.†	8.375%	3/1/2039	6,098	6,672,535
Discovery Communications LLC	6.35%	6/1/2040	5,960	5,753,295
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	2,295	2,260,575
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	2,250	2,368,125
Neptune Finco Corp.†	10.875%	10/15/2025	2,143	2,319,798
Time Warner Cable, Inc.	6.55%	5/1/2037	2,560	2,585,802
Time Warner Cable, Inc.	7.30%	7/1/2038	11,059	11,701,119
Time Warner, Inc.	7.625%	4/15/2031	10,500	12,776,599
Univision Communications, Inc.†	8.50%	5/15/2021	1,900	1,916,625
Viacom, Inc.	4.85%	12/15/2034	865	684,545
Viacom, Inc.	6.875%	4/30/2036	9,947	9,390,953
VTR Finance BV (Netherlands)†(d)	6.875%	1/15/2024	3,000	2,827,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	1,520	1,455,400
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	1,769	1,618,635
Total				92,566,873

Metals & Minerals: Miscellaneous 1.45%

Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	4,799	3,808,808
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,150,323
BHP Billiton Finance USA Ltd. (Australia)†(d)	6.75%	10/19/2075	11,000	10,642,500
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	4,360	3,048,948
Glencore Funding LLC†	4.625%	4/29/2024	479	365,333
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	2,500	2,171,615
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	4,407	3,162,022
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	1,250	1,054,688
Total				25,404,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.41%

Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	$6,955	$7,198,425

Natural Gas 0.70%

SourceGas LLC†	5.90%	4/1/2017	4,150	4,299,147
Southern Star Central Corp.†	5.125%	7/15/2022	6,909	5,907,195
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,005,138
Total				12,211,480

Oil 4.99%

Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	976	7,075
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,049	14,857
Alberta Energy Co., Ltd. (Canada)(d)	8.125%	9/15/2030	4,965	3,506,169
Anadarko Holding Co.	7.95%	4/15/2029	4,307	3,980,073
Apache Corp.	6.00%	1/15/2037	7,193	5,975,239
Bill Barrett Corp.	7.00%	10/15/2022	985	389,075
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	5,512	1,667,380
Canadian Oil Sands Ltd. (Canada)†(d)	7.90%	9/1/2021	1,250	1,368,030
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	1,975	1,540,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,027	152,025
Citgo Holding, Inc.†	10.75%	2/15/2020	1,465	1,334,981
Continental Resources, Inc.	4.90%	6/1/2044	1,275	783,968
Continental Resources, Inc.	7.125%	4/1/2021	2,000	1,637,500
Eni SpA (Italy)†(d)	5.70%	10/1/2040	11,355	10,002,177
EOG Resources, Inc.	4.15%	1/15/2026	5,000	4,941,215
Exxon Mobil Corp.	3.043%	3/1/2026	3,500	3,500,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(d)	7.50%	2/11/2020	1,900	1,092,500
Gulfport Energy Corp.	7.75%	11/1/2020	2,385	2,253,825
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	3,298	3,195,937
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,550	2,196,187
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	2,760,026
Kerr-McGee Corp.	7.875%	9/15/2031	3,932	3,566,147
Kunlun Energy Co., Ltd. (Hong Kong)†(d)	3.75%	5/13/2025	635	623,583
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	5,609	2,678,297
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	490	227,850
Memorial Resource Development Corp.	5.875%	7/1/2022	493	337,705
Newfield Exploration Co.	5.75%	1/30/2022	1,875	1,767,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	$1,800	$36
PDC Energy, Inc.	7.75%	10/15/2022	2,499	2,336,565
Range Resources Corp.†	4.875%	5/15/2025	4,925	4,278,594
Rowan Cos., Inc.	7.875%	8/1/2019	2,089	1,689,575
RSP Permian, Inc.	6.625%	10/1/2022	1,190	1,071,000
Seven Generations Energy Ltd. (Canada)†(d)	8.25%	5/15/2020	2,000	1,925,000
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	6,347	7,351,806
SM Energy Co.	6.125%	11/15/2022	3,100	1,364,000
Valero Energy Corp.	10.50%	3/15/2039	4,697	6,113,432
Total				87,629,517

Oil: Crude Producers 6.42%

Buckeye Partners LP	4.875%	2/1/2021	5,950	5,439,532
Columbia Pipeline Group, Inc.†	4.50%	6/1/2025	1,310	1,193,149
DCP Midstream LLC†	5.85%	5/21/2043	5,000	2,675,000
DCP Midstream LLC†	9.75%	3/15/2019	3,055	2,857,950
Enbridge Energy Partners LP	8.05%	10/1/2037	5,055	3,450,038
Energy Transfer Partners LP	6.125%	12/15/2045	602	496,544
Energy Transfer Partners LP	6.625%	10/15/2036	4,305	3,596,552
Energy Transfer Partners LP	7.50%	7/1/2038	6,625	5,923,883
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,036,190
Enterprise Products Operating LLC	7.55%	4/15/2038	8,178	9,124,996
Enterprise Products Operating LLC(g)	8.375%	8/1/2066	5,000	3,762,500
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	7,625	7,065,165
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	4,709	4,415,304
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,975	7,589,058
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	600	557,439
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	915	845,406
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,035	960,191
Kinder Morgan, Inc.	7.75%	1/15/2032	15,298	14,709,715
Kinder Morgan, Inc.	7.80%	8/1/2031	620	590,629
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	4,757,000
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	1,666,385
Ruby Pipeline LLC†	6.00%	4/1/2022	9,231	9,897,515
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,000	5,745,000
Southeast Supply Header LLC†	4.25%	6/15/2024	6,450	6,062,890
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,546	1,575,107
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,890	5,684,250
Total				112,677,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 1.34%

Cameron International Corp.	7.00%	7/15/2038	$2,052	$2,348,460
Halliburton Co.	6.70%	9/15/2038	2,560	2,684,032
Oceaneering International, Inc.	4.65%	11/15/2024	7,726	6,285,449
Schlumberger Holdings Corp.†	4.00%	12/21/2025	6,900	6,858,407
Weatherford International Ltd.	9.875%	3/1/2039	7,475	5,419,375
Total				23,595,723

Paper & Forest Products 0.96%

Georgia-Pacific LLC	8.875%	5/15/2031	7,983	11,452,460
International Paper Co.	7.30%	11/15/2039	2,955	3,225,843
Mercer International, Inc. (Canada)(d)	7.75%	12/1/2022	2,388	2,208,900
Total				16,887,203

Real Estate Investment Trusts 2.69%

American Tower Corp.	4.40%	2/15/2026	1,497	1,531,614
CBRE Services, Inc.	4.875%	3/1/2026	2,637	2,663,789
EPR Properties	5.25%	7/15/2023	9,021	9,256,232
HCP, Inc.	3.40%	2/1/2025	2,350	2,102,098
Hospitality Properties Trust	4.65%	3/15/2024	4,500	4,322,515
Host Hotels & Resorts LP	5.25%	3/15/2022	1,969	2,106,787
Host Hotels & Resorts LP	6.00%	10/1/2021	3,835	4,270,503
Omega Healthcare Investors, Inc.	4.50%	4/1/2027	3,865	3,658,134
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	1,315	1,346,390
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,873	2,924,599
Senior Housing Properties Trust	6.75%	12/15/2021	5,741	6,305,851
Vereit Operating Partnership LP	3.00%	2/6/2019	4,632	4,423,560
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,374,903
Total				47,286,975

Retail 1.38%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,650	1,130,849
McDonald’s Corp.	4.70%	12/9/2035	2,686	2,788,557
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	500	354,950
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	1,000	607,500
New Albertson’s, Inc.	7.45%	8/1/2029	986	806,055
PVH Corp.	7.75%	11/15/2023	5,967	6,802,380
QVC, Inc.	4.375%	3/15/2023	1,403	1,330,563
QVC, Inc.	5.125%	7/2/2022	2,438	2,478,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Rite Aid Corp.	9.25%	3/15/2020	$181	$191,181
Serta Simmons Bedding LLC†	8.125%	10/1/2020	1,502	1,550,815
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	4,890	4,426,526
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	1,800,424
Total				24,268,527

Savings & Loan 0.16%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,485	2,855,541

Steel 0.38%

Allegheny Technologies, Inc.	9.375%	6/1/2019	4,650	3,906,000
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	4,000	2,710,000
Total				6,616,000

Technology 1.36%

Amazon.com, Inc.	4.80%	12/5/2034	14,687	15,917,330
Expedia, Inc.	4.50%	8/15/2024	2,518	2,366,054
Expedia, Inc.†	5.00%	2/15/2026	5,920	5,650,930
Total				23,934,314

Telecommunications 6.33%

AT&T, Inc.	6.30%	1/15/2038	21,151	22,990,312
AT&T, Inc.	6.50%	9/1/2037	13,535	15,129,301
CenturyLink, Inc.	6.875%	1/15/2028	3,500	2,773,750
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	1,750	1,260,000
Digicel Ltd. (Jamaica)†(d)	6.75%	3/1/2023	924	792,330
Frontier Communications Corp.	6.875%	1/15/2025	5,510	4,662,837
Frontier Communications Corp.†	10.50%	9/15/2022	1,340	1,358,425
GTE Corp.	6.94%	4/15/2028	37,496	44,288,738
GTE Corp.	8.75%	11/1/2021	1,105	1,396,301
Motorola Solutions, Inc.	3.75%	5/15/2022	2,890	2,682,423
Orange SA (France)(d)	9.00%	3/1/2031	2,545	3,571,765
Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,005	2,328,875
T-Mobile USA, Inc.	6.00%	3/1/2023	2,463	2,549,205
T-Mobile USA, Inc.	6.464%	4/28/2019	794	819,805
T-Mobile USA, Inc.	6.542%	4/28/2020	2,206	2,294,240
U.S. Cellular Corp.	6.70%	12/15/2033	2,656	2,279,778
Total				111,178,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.42%

Aquarion Co.†	4.00%	8/15/2024	$7,250	$7,318,397
Total Corporate Bonds (cost $1,268,265,319)				1,180,895,067

FLOATING RATE LOANS(h) 1.14%

Business Services 0.11%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	2,624	1,987,944

Electric: Power 0.08%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	1,367	1,243,970
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	149	130,053
Total				1,374,023

Entertainment 0.17%

Kasima LLC Term Loan	3.25%	5/17/2021	2,927	2,891,990

Financial: Miscellaneous 0.02%

Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	408	397,812

Gaming 0.20%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	3,438	3,425,493

Lodging 0.36%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	6,340	6,318,444

Media 0.18%

AMC Networks, Inc. Term Loan A	1.928%	12/31/2019	3,240	3,195,333

Oil 0.02%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	4,000	420,000
Total Floating Rate Loans (cost $24,285,907)				20,011,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
FOREIGN BONDS(c) 0.64%

Brazil 0.03%

BRF SA†	7.75%		5/22/2018	BRL	2,500		$516,741

Mexico 0.10%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250		1,715,868

United Kingdom 0.51%

Old Mutual plc	8.00%		6/3/2021	GBP	5,000		7,013,430
R&R Ice Cream plc PIK†	9.25%		5/15/2018	EUR	1,750		1,915,656
Total							8,929,086

Total Foreign Bonds (cost $14,371,948)							11,161,695

FOREIGN GOVERNMENT OBLIGATION(d) 0.01%

Argentina

Provincia de Neuquen† (cost $127,549)	7.875%		4/26/2021		$128		126,080

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.63%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(i)	10/15/2020		—	(a)	758
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022		4		3,502
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(i)	8/15/2021		—	(a)	394
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(i)	12/15/2020		—	(a)	673
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(i)	12/15/2020		—	(a)	793
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(i)	2/15/2021		—	(a)	603
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(i)	2/15/2021		—	(a)	545
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(i)	4/15/2021		—	(a)	300
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(i)	4/15/2021		—	(a)	510
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(i)	4/15/2021		—	(a)	1,960
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(i)	5/15/2021		—	(a)	1,726
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021		6		6,205
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(i)	9/15/2021		—	(a)	764
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021		6		6,367
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(i)	11/15/2021		—	(a)	506
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(i)	2/15/2022		—	(a)	180
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(i)	4/15/2022		—	(a)	245
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022		38		36,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	$13		$13,031
Federal National Mortgage Assoc. 94 2 IO	9.50	%(i)	8/25/2021	3		459
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	2		1,572
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(i)	12/25/2021	—	(a)	621
Government National Mortgage Assoc. 2013-48 IO	0.593	%#(i)	7/16/2054	20,142		1,006,797
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049	9,699		10,002,923
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,966,419)						11,088,249

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.58%

Federal National Mortgage Assoc.(j)	3.00%		TBA	31,410		32,266,675
Federal National Mortgage Assoc.(j)	3.50%		TBA	62,640		65,633,197
Total Government Sponsored Enterprises Pass-Throughs (cost $97,651,062)						97,899,872

MUNICIPAL BONDS 1.94%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%		4/1/2057	4,250		5,003,440
New York City Indus Dev Agy†	11.00%		3/1/2029	9,669		13,129,922
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,423,928
North Texas Tollway Auth	8.91%		2/1/2030	6,250		7,588,875
Port Auth of NY & NJ	4.823%		6/1/2045	5,575		5,860,273
Total Municipal Bonds (cost $32,748,532)						34,006,438

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.30%

Banc of America Commercial Mortgage Trust 2015-UBS7 B	4.367	%#	9/15/2048	999		1,030,524
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.367	%#	9/15/2048	501		473,154
Citigroup Commercial Mortgage Trust 2015-GC33 AS	4.114%		9/10/2058	2,024		2,083,670
Citigroup Commercial Mortgage Trust 2015-GC33 B	4.572	%#	9/10/2058	2,206		2,266,946
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	5,100		4,919,053
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646	%#	10/10/2053	1,500		1,414,935
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646	%#	10/10/2053	3,186		2,407,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.941	%#	9/15/2039	$1,300	$1,355,547
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	377	366,265
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	657	641,962
DBWF Mortgage Trust 2015-LCM A2†	3.421	%#	6/10/2034	1,419	1,439,571
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	1,490	1,265,836
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2019	1,472	1,396,484
GS Mortgage Securities Trust 2013-G1 A2†	3.557%		4/10/2031	2,512	2,554,247
GS Mortgage Securities Trust 2013-GC12 XA IO	1.722	%#	6/10/2046	28,688	2,217,794
GS Mortgage Securities Trust 2013-GC12 XB IO	0.542	%#	6/10/2046	47,400	1,704,243
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	1,022	963,916
GS Mortgage Securities Trust 2015-GS1 XB IO	0.185	%#	11/10/2048	30,000	603,150
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	708	704,468
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#	8/5/2034	16,028	781,445
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	3,500	3,584,901
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	3,294	3,165,979
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#	8/5/2034	18,308	591,806
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.256	%#	4/15/2047	6,715	311,017
JPMorgan Chase Commercial Mortgage
Securities Trust 2014-C19 XB IO	0.281	%#	4/15/2047	1,896	47,400
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312	%#	7/15/2048	824	721,695
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.637	%#	3/18/2051	3,810	4,094,998
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,353	1,150,932
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	4,585	4,702,732
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	818	809,401
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%		1/5/2035	2,129	2,006,774
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	840	871,694
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.298	%#	7/15/2046	2,256	1,919,801
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	973	985,396
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202	%#	5/15/2047	13,260	829,964
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573	%#	5/15/2047	2,617	116,680
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%		11/15/2047	1,500	1,502,269
Total Non-Agency Commercial Mortgage-Backed Securities (cost $57,856,169)					58,003,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.18%

Electric: Power

SCE Trust III (cost $2,990,000)	5.75%		120	$3,158,636

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
U.S. TREASURY OBLIGATIONS 3.92%

U.S. Treasury Note	1.375%	1/31/2021	$43,453	43,738,138
U.S. Treasury Note	1.75%	10/31/2020	16,301	16,682,737
U.S. Treasury Note	2.625%	11/15/2020	7,926	8,422,770
Total U.S. Treasury Obligations (cost $68,300,135)				68,843,645
Total Long-Term Investments (cost $1,828,249,324)				1,734,617,869

SHORT-TERM INVESTMENTS 4.05%

FLOATING RATE LOAN(h) 0.03%

Air Transportation

Delta Air Lines, Inc. 2014 Term Loan B2 (cost $481,281)	2.686%	10/18/2016	481	481,387

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $72,360,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $71,998,200; proceeds: $70,583,992 (cost $70,583,933)			70,584	70,583,933
Total Short-Term Investments (cost $71,065,214)				71,065,320
Total Investments in Securities 102.88% (cost $1,899,314,538)				1,805,683,189
Liabilities in Excess of Cash & Other Assets(k) (2.88%)				(50,631,209)
Net Assets 100.00%				$1,755,051,980

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Amount is less than $1,000.
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2016.
(i)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Liabilities in Excess of Cash & Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Brazilian real	Buy	Morgan Stanley	4/13/2016	24,180,000	$5,806,916	$5,955,358	$148,442
Chilean peso	Buy	J.P. Morgan	3/10/2016	3,840,000,000	5,414,933	5,505,892	90,959
Chilean peso	Buy	J.P. Morgan	3/10/2016	1,125,000,000	1,597,444	1,613,054	15,610
Chilean peso	Buy	Morgan Stanley	3/10/2016	3,840,000,000	5,415,315	5,505,892	90,577
Colombian peso	Buy	Goldman Sachs	5/12/2016	13,600,000,000	3,993,540	4,090,160	96,620
Colombian peso	Buy	J.P. Morgan	3/10/2016	6,468,000,000	1,953,370	1,963,896	10,526
Hungarian forint	Buy	Morgan Stanley	3/10/2016	147,000,000	509,823	515,606	5,783
Hungarian forint	Buy	State Street Bank and Trust	4/13/2016	2,590,000,000	8,871,534	9,081,865	210,331
Indonesian rupiah	Buy	Bank of America	5/12/2016	37,100,000,000	2,672,295	2,738,852	66,557
Indonesian rupiah	Buy	Deutsche Bank AG	3/10/2016	122,000,000,000	8,624,956	9,120,394	495,438
Indonesian rupiah	Buy	Morgan Stanley	4/13/2016	27,800,000,000	1,957,071	2,065,817	108,746
Mexican peso	Buy	J.P. Morgan	5/12/2016	119,700,000	6,319,724	6,564,163	244,439
Philippine peso	Buy	J.P. Morgan	4/13/2016	423,000,000	8,875,740	8,897,348	21,608
Philippine peso	Buy	Standard Chartered Bank	4/13/2016	216,000,000	4,463,732	4,543,326	79,594
Philippine peso	Buy	State Street Bank and Trust	3/10/2016	105,500,000	2,224,800	2,225,386	586
Philippine peso	Buy	State Street Bank and Trust	5/12/2016	69,000,000	1,430,645	1,446,693	16,048
Polish zloty	Buy	Goldman Sachs	4/13/2016	28,350,000	7,059,064	7,094,383	35,319
Russian ruble	Buy	J.P. Morgan	5/12/2016	107,000,000	1,326,063	1,392,339	66,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Russian ruble	Buy	State Street Bank and Trust	4/13/2016	342,000,000	$4,379,562	$4,492,649	$113,087
South African rand	Buy	State Street Bank and Trust	4/13/2016	106,500,000	6,202,679	6,657,452	454,773
South Korean won	Buy	State Street Bank and Trust	5/12/2016	152,530,000	122,835	122,848	13
Thai baht	Buy	J.P. Morgan	3/10/2016	149,500,000	4,153,932	4,195,029	41,097
Thai baht	Buy	J.P. Morgan	3/10/2016	212,190,000	5,883,625	5,954,134	70,509
Thai baht	Buy	State Street Bank and Trust	4/12/2016	174,000,000	4,755,398	4,878,311	122,913
Turkish lira	Buy	J.P. Morgan	3/10/2016	5,220,000	1,747,045	1,755,832	8,787
Turkish lira	Buy	Standard Chartered Bank	4/13/2016	20,300,000	6,522,401	6,762,257	239,857
Argentine peso	Sell	Bank of America	3/17/2016	11,800,000	808,219	736,767	71,452
Argentine peso	Sell	Bank of America	3/17/2016	18,800,000	1,228,758	1,173,833	54,925
Argentine peso	Sell	Citibank N.A.	3/2/2016	58,288,000	3,772,686	3,689,114	83,572
Australian dollar	Sell	Standard Chartered Bank	3/10/2016	2,670,000	1,931,644	1,905,012	26,632
Brazilian real	Sell	Morgan Stanley	3/10/2016	1,125,000	281,955	279,546	2,409
British pound	Sell	J.P. Morgan	4/19/2016	1,715,000	2,450,707	2,387,430	63,277
British pound	Sell	Standard Chartered Bank	3/11/2016	3,560,000	5,393,838	4,955,070	438,768
Chilean peso	Sell	Bank of America	3/10/2016	280,160,000	403,514	401,701	1,813
euro	Sell	Bank of America	5/16/2016	1,154,000	1,310,437	1,258,309	52,128
euro	Sell	J.P. Morgan	4/13/2016	2,220,000	2,424,722	2,418,066	6,656
Singapore dollar	Sell	State Street Bank and Trust	5/12/2016	3,700,000	2,647,206	2,626,778	20,428
South African rand	Sell	Bank of America	3/10/2016	5,900,000	387,669	371,250	16,419
Taiwan dollar	Sell	J.P. Morgan	3/10/2016	138,800,000	4,218,845	4,170,450	48,395
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,741,369

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	Bank of America	3/10/2016	19,226,000	$1,286,020	$1,208,031	$(77,989)
Argentine peso	Buy	Bank of America	3/17/2016	54,686,000	3,695,000	3,414,480	(280,520)
Argentine peso	Buy	Citibank N.A.	5/31/2016	50,500,000	3,098,160	2,984,122	(114,038)
Argentine peso	Buy	J.P. Morgan	3/2/2016	38,619,000	2,572,028	2,444,241	(127,787)
Argentine peso	Buy	J.P. Morgan	3/2/2016	19,669,000	1,285,976	1,244,873	(41,103)
Argentine peso	Buy	J.P. Morgan	3/10/2016	39,071,000	2,571,983	2,454,956	(117,027)
Argentine peso	Buy	J.P. Morgan	3/17/2016	51,000,000	3,556,237	3,184,334	(371,903)
Australian dollar	Buy	J.P. Morgan	3/10/2016	200,000	142,933	142,697	(236)
Brazilian real	Buy	Goldman Sachs	3/10/2016	12,175,000	3,150,255	3,025,312	(124,943)
British pound	Buy	Standard Chartered Bank	3/11/2016	140,000	198,636	194,862	(3,773)
Colombian peso	Buy	J.P. Morgan	3/10/2016	21,750,000,000	6,827,535	6,604,011	(223,524)
Hungarian forint	Buy	Standard Chartered Bank	5/12/2016	895,000,000	3,205,998	3,137,847	(68,151)
Indian rupee	Buy	Bank of America	3/10/2016	404,800,000	5,985,509	5,922,108	(63,401)
Indian rupee	Buy	J.P. Morgan	5/12/2016	385,000,000	5,578,902	5,570,712	(8,190)
Indian rupee	Buy	Morgan Stanley	4/13/2016	274,000,000	4,057,276	3,982,475	(74,800)
Indonesian rupiah	Buy	J.P. Morgan	5/12/2016	2,610,000,000	192,905	192,679	(225)
Malaysian ringgit	Buy	J.P. Morgan	4/13/2016	740,000	176,321	176,310	(11)
Mexican peso	Buy	Bank of America	4/13/2016	80,000,000	4,420,793	4,397,223	(23,570)
Mexican peso	Buy	Deutsche Bank AG	3/10/2016	32,755,000	1,913,472	1,805,514	(107,957)
Mexican peso	Buy	J.P. Morgan	5/12/2016	2,560,000	140,542	140,386	(155)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Polish zloty	Buy	Bank of America	3/10/2016	2,850,000	$713,804	$713,390	$(414)
Polish zloty	Buy	Bank of America	5/12/2016	17,500,000	4,428,866	4,378,363	(50,503)
Polish zloty	Buy	Citibank N.A.	5/12/2016	6,800,000	1,722,525	1,701,307	(21,218)
Russian ruble	Buy	Barclays Bank plc	5/12/2016	12,000,000	156,998	156,150	(848)
Russian ruble	Buy	J.P. Morgan	3/10/2016	551,000,000	7,765,485	7,302,040	(463,445)
South African rand	Buy	Deutsche Bank AG	3/10/2016	71,000,000	4,779,922	4,467,584	(312,337)
South Korean won	Buy	Bank of America	3/10/2016	4,620,000,000	3,956,191	3,727,009	(229,182)
South Korean won	Buy	Barclays Bank plc	3/10/2016	4,200,000,000	3,574,468	3,388,190	(186,278)
South Korean won	Buy	J.P. Morgan	5/12/2016	2,980,000,000	2,448,423	2,400,095	(48,328)
South Korean won	Buy	Morgan Stanley	4/14/2016	3,330,000,000	2,783,350	2,683,730	(99,620)
South Korean won	Buy	State Street Bank and Trust	5/12/2016	3,770,000,000	3,119,312	3,036,361	(82,950)
Taiwan dollar	Buy	J.P. Morgan	3/10/2016	7,000,000	210,558	210,325	(233)
Turkish lira	Buy	Morgan Stanley	5/12/2016	16,150,000	5,381,181	5,336,491	(44,690)
Brazilian real	Sell	J.P. Morgan	3/10/2016	1,325,000	324,722	329,243	(4,521)
Chilean peso	Sell	J.P. Morgan	3/10/2016	205,000,000	286,089	293,934	(7,845)
Indonesian rupiah	Sell	Goldman Sachs	3/10/2016	5,440,000,000	404,920	406,680	(1,760)
Japanese yen	Sell	Standard Chartered Bank	5/12/2016	198,700,000	1,763,046	1,766,056	(3,010)
Malaysian ringgit	Sell	Morgan Stanley	4/13/2016	10,040,000	2,274,323	2,392,091	(117,768)
Mexican peso	Sell	Bank of America	3/10/2016	5,430,000	298,850	299,311	(461)
Philippine peso	Sell	J.P. Morgan	3/10/2016	18,500,000	388,036	390,234	(2,198)
Russian ruble	Sell	Standard Chartered Bank	3/10/2016	30,600,000	403,854	405,522	(1,668)
South African rand	Sell	Citibank N.A.	3/10/2016	7,225,000	449,769	454,624	(4,855)
Thai baht	Sell	Standard Chartered Bank	3/10/2016	20,800,000	581,358	583,656	(2,298)
Thai baht	Sell	Standard Chartered Bank	3/10/2016	170,000,000	4,677,397	4,770,266	(92,869)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,608,602)

Open Futures Contracts at February 29, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	June 2016	291	Short	$(63,597,141)	$35,877
U.S. 10-Year Treasury Note	March 2016	6	Short	(785,437)	646
Ultra Long U.S. Treasury Bond	June 2016	74	Short	(12,813,563)	52,479
Totals				$(77,196,141)	$89,002

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	June 2016	4,585	Long	$554,713,360	$(313,736)
U.S. 10-Year Treasury Note	June 2016	3,689	Short	(481,472,141)	(625,601)
Totals				$73,241,219	$(939,337)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

Credit Default Swaps on Indexes - Buy Protection at February 29, 2016(1):

							Credit
							Default
							Swap
							Agreements
Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized	Receivable at
Index*	Pays	Date	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.8(6)	.50%	10/17/2057	$8,877,000	$9,433,199	$437,402	$118,797	556,199

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $118,797. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $0.
(5)	Includes upfront payments paid.
(6)	Swap Counterparty: Morgan Stanley
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities.(See Note 2(n)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$—	$102,667,655	$898,697	(4)	$103,566,352
Remaining Industries	—	144,939,776	—		144,939,776
Common Stock	5,339	—	—		5,339
Convertible Bonds
Oil	—	—	71,814	(5)	71,814
Retail	—	839,926	—		839,926
Corporate Bonds
Computer Software	—	2,797,863	227,400	(5)	3,025,263
Remaining Industries	—	1,177,869,804	—		1,177,869,804
Floating Rate Loans(6)
Air Transportation	—	481,387	—		481,387
Business Services	—	—	1,987,944		1,987,944
Electric: Power	—	1,374,023	—		1,374,023
Entertainment	—	2,891,990	—		2,891,990
Financial: Miscellaneous	—	—	397,812		397,812
Gaming	—	3,425,493	—		3,425,493
Lodging	—	6,318,444	—		6,318,444
Media	—	3,195,333	—		3,195,333
Oil	—	420,000	—		420,000
Foreign Bonds	—	11,161,695	—		11,161,695
Foreign Government Obligation	—	126,080	—		126,080
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,088,249	—		11,088,249
Government Sponsored Enterprises Pass-Throughs	—	97,899,872	—		97,899,872
Municipal Bonds	—	34,006,438	—		34,006,438
Non-Agency Commercial Mortgage-Backed Securities	—	52,850,431	5,153,510	(4)(7)	58,003,941
Preferred Stock	3,158,636	—	—		3,158,636
U.S. Treasury Obligations	—	68,843,645	—		68,843,645
Repurchase Agreement	—	70,583,933	—		70,583,933
Total	$3,163,975	$1,793,782,037	$8,737,177		$1,805,683,189
Other Financial Instruments
Credit Default Swap
Assets	$—	$556,199	$—		$556,199
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contracts
Assets	—	3,741,369	—		3,741,369
Liabilities	—	(3,608,602)	—		(3,608,602)
Futures Contracts
Assets	89,002	—	—		89,002
Liabilities	(939,337)	—	—		(939,337)
Total	$(850,335)	$688,966	$—		$(161,369)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2016

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Non-Agency Commercial Mortgage-Back Securities categorized as Level 3 investment includes DBWF Mortgage Trust 2015-LCM D, Hudsons Bay Simon JV Trust 2015-HB7 D7 and JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2015	$1,969,236	$71,814	$500,625	$4,241,232	$613,155
Accrued discounts/premiums	15	—	(5,225)	1,023	2,596
Realized gain (loss)	—	—	—	47	—
Change in unrealized appreciation/depreciation	(1,349)	—	(404,720)	(409,382)	(235,516)
Purchases	16,803,670	—	—	—	—
Sales	—	—	(500,000)	(12,137)	—
Net transfers in or out of Level 3	(34,011,809)	—	636,720	(1,435,027)	4,773,275
Balance as of February 29, 2016	$898,697	$71,814	$227,400	$2,385,756	$5,153,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 91.11%

ASSET-BACKED SECURITIES 13.85%

Automobiles 6.88%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$745	$744,183
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	795	795,377
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	402	403,127
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	464	463,768
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	685,822
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	694	700,728
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	695	704,204
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	2,090	2,103,662
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	694	687,763
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	495	492,940
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	901	897,369
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	349	348,611
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	564	563,614
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	116	116,291
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	741	740,077
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	1,986	1,983,492
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,004	2,985,369
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	696,392
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	1,031	1,031,932
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	514	517,975
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	424,780
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,111	1,112,183
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	208	208,179
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	266	266,107
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	789	788,756
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	110,470
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	371	370,005
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	877	877,086
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	734	733,321
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	1,247	1,245,543
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,587	1,573,984
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,175	1,172,005
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	899,795
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	780	780,878
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	440	438,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	$1,640	$1,640,309
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	1,360	1,362,124
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	1,024	1,023,332
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,390	1,388,978
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	511	510,813
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	175	176,462
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	382	381,767
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	693	692,342
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	818	811,800
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	207	207,586
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	1,136	1,150,005
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	678	677,034
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	399	399,093
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	596	597,860
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	218,340
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	137,901
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	130	126,997
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	489	486,181
Total				40,653,557

Credit Cards 0.73%

Bank of America Credit Card Trust 2014-A3 A	0.721%#	1/15/2020	770	770,479
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	331	331,754
Capital One Multi-Asset Execution Trust 2015-A3	0.831%#	3/15/2023	2,740	2,737,238
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	169	169,906
First National Master Note Trust 2015-1 A	1.197%#	9/15/2020	162	162,156
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	179	178,927
Total				4,350,460

Home Equity 0.41%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.587%#	5/25/2036	1,434	1,345,577
FBR Securitization Trust 2005-4 AV24	1.127%#	10/25/2035	857	759,639
Home Equity Asset Trust 2006-7 2A2	0.537%#	1/25/2037	67	67,422
New Century Home Equity Loan Trust 2005-A A6	4.954%	8/25/2035	235	230,483
Total				2,403,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 5.83%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.537	%#	4/16/2021	$514	$506,067
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	510	509,743
Avenue CLO VI Ltd. 2007-6A A2†	0.665	%#	7/17/2019	500	497,053
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.465	%#	4/18/2025	750	738,712
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.821	%#	10/15/2026	375	370,528
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.816	%#	10/23/2026	2,130	2,083,293
Cent CDO XI Ltd. 2006-11A A1†	0.58	%#	4/25/2019	866	853,589
Cent CLO Ltd. 2013-17A A1†	1.622	%#	1/30/2025	2,500	2,438,738
Cent CLO Ltd. 2013-18A A†	1.436	%#	7/23/2025	1,000	978,803
CIFC Funding II Ltd. 2014-2A A1L†	1.862	%#	5/24/2026	850	839,157
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	866,392
Crown Point CLO Ltd. 2012-1A A1LB†	1.87	%#	11/21/2022	673	671,427
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	507	506,472
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	616	620,129
Fortress Credit BSL Ltd. 2013-1A A†	1.495	%#	1/19/2025	2,500	2,442,849
Gleneagles CLO Ltd. 2005-1A B†	1.166	%#	11/1/2017	354	351,478
Jackson Mill CLO Ltd. 2015-1A A†	1.861	%#	4/15/2027	700	680,912
JFIN Revolver CLO Ltd. 2013-1A A†	1.567	%#	1/20/2021	347	347,052
JFIN Revolver CLO Ltd. 2015-4A A†	1.47	%#	4/22/2020	2,641	2,616,559
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	1,757	1,756,307
Oaktree CLO Ltd. 2014-2A A1A†	1.847	%#	10/20/2026	800	785,062
Octagon Loan Funding Ltd. 2014-1A A1†	1.814	%#	11/18/2026	300	295,172
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.566	%#	3/14/2022	416	411,195
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	256	250,460
OZLM VII Ltd. 2014-7A A1B†	1.805	%#	7/17/2026	300	295,878
OZLM VIII Ltd. 2014-8A A1A†	1.755	%#	10/17/2026	1,990	1,960,151
SLM Private Education Loan Trust 2010-A 2A†	3.681	%#	5/16/2044	816	837,546
SLM Private Education Loan Trust 2012-A A1†	1.831	%#	8/15/2025	230	230,849
SLM Private Education Loan Trust 2012-E A1†	1.177	%#	10/16/2023	185	184,569
SLM Private Education Loan Trust 2013-B A1†	1.077	%#	7/15/2022	779	774,837
SLM Student Loan Trust 2011-1 A1	0.956	%#	3/25/2026	212	208,281
Stone Tower CLO V Ltd. 2006-5A A2B†	0.647	%#	7/16/2020	2,500	2,473,979
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.635	%#	4/17/2021	900	883,702
Venture XVII CLO Ltd. 2014-17A A†	1.801	%#	7/15/2026	1,500	1,478,730
Venture XVIII CLO Ltd. 2014-18A A†	1.771	%#	10/15/2026	1,250	1,223,374
Westchester CLO Ltd. 2007-1A A1A†	0.554	%#	8/1/2022	585	577,134
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	276	272,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Westgate Resorts LLC 2014-1A B†	3.25%	12/20/2026		$643	$636,207
Total					34,454,929
Total Asset-Backed Securities (cost $82,059,782)					81,862,067

			Shares
			(000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR* (cost $5,370)				4	667

			Principal
			Amount
			(000)
CONVERTIBLE BONDS 0.03%

Oil 0.00%

Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	3	5,080
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	2	3,853
Total					8,933

Retail 0.03%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		$114	89,989
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		115	80,931
Total					170,920
Total Convertible Bonds (cost $186,980)					179,853

CORPORATE BONDS 42.39%

Aerospace/Defense 0.17%

BAE Systems plc (United Kingdom)†(c)	3.50%	10/11/2016		200	202,625
Harris Corp.	4.25%	10/1/2016		578	587,105
Litton Industries, Inc.	6.75%	4/15/2018		200	219,080
Total					1,008,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.30%

International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018	$353	$312,405
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018	1,257	1,291,567
Tenneco, Inc.	6.875%	12/15/2020	150	156,375
Total				1,760,347

Automotive 2.02%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	750	740,053
Ford Motor Credit Co. LLC	3.157%	8/4/2020	2,084	2,077,400
Ford Motor Credit Co. LLC	6.625%	8/15/2017	2,250	2,386,172
General Motors Co.	3.50%	10/2/2018	1,300	1,305,850
General Motors Financial Co., Inc.	2.40%	4/10/2018	1,300	1,277,830
General Motors Financial Co., Inc.	3.00%	9/25/2017	217	217,356
General Motors Financial Co., Inc.	3.10%	1/15/2019	999	988,997
General Motors Financial Co., Inc.	3.25%	5/15/2018	200	200,478
General Motors Financial Co., Inc.	4.75%	8/15/2017	380	389,550
Hyundai Capital America†	2.40%	10/30/2018	700	702,245
Kia Motors Corp. (South Korea)†(c)	3.625%	6/14/2016	200	201,196
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	400	393,106
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	350	342,211
Volkswagen Group of America Finance LLC†	2.40%	5/22/2020	400	379,627
Volkswagen Group of America Finance LLC†	2.45%	11/20/2019	340	329,659
Total				11,931,730

Banks: Money Center 0.10%

Export-Import Bank of Korea (South Korea)(c)	1.376%#	9/17/2016	400	400,642
Export-Import Bank of Korea (South Korea)(c)	3.75%	10/20/2016	200	203,267
Total				603,909

Banks: Regional 4.81%

Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	150	152,257
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	107	107,535
Banco do Brasil SA	3.875%	1/23/2017	200	203,620
Bank of America Corp.	2.625%	10/19/2020	515	511,071
Bank of America Corp.	5.42%	3/15/2017	379	392,285
Bank of America Corp.	5.70%	5/2/2017	700	728,057
Bank of America Corp.	5.75%	8/15/2016	510	519,970
Bank of America Corp.	7.80%	9/15/2016	1,500	1,549,839
Bank of America NA	5.30%	3/15/2017	2,020	2,088,922
Barclays plc (United Kingdom)(c)	3.25%	1/12/2021	490	473,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

BBVA Banco Continental SA (Peru)†(c)	2.25%	7/29/2016	$600	$600,450
Capital One Financial Corp.	5.25%	2/21/2017	125	128,789
Capital One Financial Corp.	6.15%	9/1/2016	100	102,292
CIT Group, Inc.	3.875%	2/19/2019	160	159,600
CIT Group, Inc.	4.25%	8/15/2017	1,000	1,022,000
CIT Group, Inc.†	5.50%	2/15/2019	437	453,387
Citigroup, Inc.	1.80%	2/5/2018	390	387,608
Citigroup, Inc.	2.65%	10/26/2020	123	122,768
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(c)	3.125%	12/10/2020	942	925,905
Discover Bank	2.60%	11/13/2018	610	609,737
Discover Bank	8.70%	11/18/2019	796	912,983
Fifth Third Bancorp	5.45%	1/15/2017	350	362,328
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	128,139
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	451	506,646
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	4,102	4,418,912
Huntington Bancshares, Inc.	2.60%	8/2/2018	321	323,785
Huntington Bancshares, Inc.	7.00%	12/15/2020	462	548,713
Huntington National Bank (The)	1.30%	11/20/2016	320	320,090
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	504,058
Intesa Sanpaolo SpA (Italy)(c)	2.375%	1/13/2017	1,431	1,435,847
Itau Unibanco Holding SA†	2.85%	5/26/2018	500	485,625
JPMorgan Chase & Co.	2.25%	1/23/2020	340	339,182
KEB Hana Bank (South Korea)†(c)	2.50%	6/12/2019	300	303,627
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	275	289,525
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	155	159,882
Morgan Stanley	5.50%	7/24/2020	300	332,434
National City Corp.	6.875%	5/15/2019	124	138,946
Popular, Inc.	7.00%	7/1/2019	231	222,049
Regions Financial Corp.	2.00%	5/15/2018	87	86,275
Santander Bank NA	2.00%	1/12/2018	833	817,715
Santander Holdings USA, Inc.	4.625%	4/19/2016	250	250,904
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%	1/8/2021	234	232,701
Swedbank Hypotek AB (Sweden)†(c)	2.95%	3/28/2016	170	170,232
TC Ziraat Bankasi AS (Turkey)†(c)	4.25%	7/3/2019	200	198,620
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	300	298,977
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	1,200	1,224,400
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%	4/15/2018	300	297,442
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	4/24/2017	500	514,871
UBS AG (Jersey)(c)	7.25%	2/22/2022	525	544,111
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.95%	9/24/2020	409	409,176
Wilmington Trust Corp.	8.50%	4/2/2018	350	394,884
Total				28,412,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.65%

Anheuser-Busch InBev Finance, Inc.	1.90%	2/1/2019	$1,250	$1,262,287
Anheuser-Busch InBev Finance, Inc.	2.65%	2/1/2021	1,250	1,272,100
Central American Bottling Corp. (Guatemala)†(c)	6.75%	2/9/2022	30	30,825
Pernod Ricard SA (France)†(c)	2.95%	1/15/2017	500	505,112
Pernod Ricard SA (France)†(c)	5.75%	4/7/2021	700	781,975
Total				3,852,299

Biotechnology Research & Production 0.05%

Biogen, Inc.	2.90%	9/15/2020	300	303,622

Building Materials 0.36%

Cemex SAB de CV (Mexico)†(c)	5.372%#	10/15/2018	500	482,500
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	346	346,930
Martin Marietta Materials, Inc.	1.703%#	6/30/2017	525	519,020
Martin Marietta Materials, Inc.	6.60%	4/15/2018	400	428,161
Owens Corning	6.50%	12/1/2016	12	12,293
Owens Corning	9.00%	6/15/2019	148	171,244
Standard Industries, Inc.†	5.125%	2/15/2021	139	142,475
Total				2,102,623

Business Services 0.48%

Chicago Parking Meters LLC†	5.489%	12/30/2020	200	219,703
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	550	437,250
United Rentals North America, Inc.	8.25%	2/1/2021	60	63,300
Verisk Analytics, Inc.	4.875%	1/15/2019	41	43,257
Western Union Co. (The)	2.875%	12/10/2017	1,000	1,017,698
Western Union Co. (The)	3.35%	5/22/2019	625	637,678
Western Union Co. (The)	5.93%	10/1/2016	416	425,916
Total				2,844,802

Chemicals 1.00%

Blue Cube Spinco, Inc.†	9.75%	10/15/2023	155	173,213
LyondellBasell Industries NV	5.00%	4/15/2019	2,550	2,692,180
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	1,728	1,792,800
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	1,125	1,278,178
Total				5,936,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.09%

Korea Resources Corp. (South Korea)†(c)	2.25%	4/29/2020	$500	$501,840

Computer Hardware 1.18%

Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	3,872	4,082,985
Hewlett-Packard Enterprise Co.†	2.85%	10/5/2018	1,800	1,801,555
Hewlett-Packard Enterprise Co.†	3.60%	10/15/2020	1,100	1,096,320
Total				6,980,860

Computer Software 0.50%

Aspect Software, Inc.	10.625%	5/15/2017	267	80,100
Audatex North America, Inc.†	6.00%	6/15/2021	89	90,224
Audatex North America, Inc.†	6.125%	11/1/2023	573	580,878
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	763,101
Emdeon, Inc.	11.00%	12/31/2019	445	457,794
Fidelity National Information Services, Inc.	2.85%	10/15/2018	901	909,269
Fidelity National Information Services, Inc.	5.00%	3/15/2022	72	74,434
Total				2,955,800

Containers 0.50%

Coveris Holding Corp.†	10.00%	6/1/2018	1,050	903,000
Novelis, Inc.	8.75%	12/15/2020	900	839,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,000	1,001,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	200	201,260
Total				2,944,760

Drugs 2.65%

Actavis Funding SCS (Luxembourg)(c)	2.35%	3/12/2018	400	402,654
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	1,109	1,114,545
Baxalta, Inc.†	2.875%	6/23/2020	925	906,379
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	713	715,228
Express Scripts Holding Co.	2.65%	2/15/2017	435	439,412
Express Scripts Holding Co.	3.30%	2/25/2021	203	204,470
Forest Laboratories LLC†	4.375%	2/1/2019	4,595	4,836,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

McKesson Corp.	7.50%	2/15/2019	$30	$34,408
Medco Health Solutions, Inc.	7.125%	3/15/2018	150	164,037
Mylan NV†	3.00%	12/15/2018	400	399,322
Mylan, Inc.	1.35%	11/29/2016	1,166	1,158,135
Mylan, Inc.	1.80%	6/24/2016	1,275	1,275,398
Mylan, Inc.	2.55%	3/28/2019	424	417,875
Mylan, Inc.	2.60%	6/24/2018	1,997	1,980,732
Perrigo Co. plc (Ireland)(c)	2.30%	11/8/2018	800	787,606
Zoetis, Inc.	1.875%	2/1/2018	815	806,597
Total				15,643,725

Electric: Power 1.77%

Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	1,755	2,060,761
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	194	221,689
Entergy Corp.	4.70%	1/15/2017	1,391	1,418,884
Entergy Corp.	5.125%	9/15/2020	2	2,177
Exelon Generation Co. LLC	4.00%	10/1/2020	548	566,658
Exelon Generation Co. LLC	5.20%	10/1/2019	23	24,840
FirstEnergy Solutions Corp.	6.05%	8/15/2021	25	26,583
Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	400	418,226
Jersey Central Power & Light Co.	7.35%	2/1/2019	300	338,251
Metropolitan Edison Co.	7.70%	1/15/2019	300	337,248
NextEra Energy Capital Holdings, Inc.	2.056%	9/1/2017	400	401,741
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	1,100	1,022,255
Pennsylvania Electric Co.	6.05%	9/1/2017	200	212,560
Pepco Holdings, Inc.	6.125%	6/1/2017	200	207,443
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	525	552,373
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	3.90%	5/1/2016	1,728	1,731,197
Progress Energy, Inc.	7.05%	3/15/2019	100	113,339
Public Service Co. of New Mexico	7.95%	5/15/2018	635	713,243
TECO Finance, Inc.	6.572%	11/1/2017	102	109,434
Total				10,478,902

Electrical Equipment 0.30%

KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,252,920
KLA-Tencor Corp.	3.375%	11/1/2019	500	508,073
Total				1,760,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.29%

Jabil Circuit, Inc.	7.75%	7/15/2016	$791	$806,820
Jabil Circuit, Inc.	8.25%	3/15/2018	525	570,282
Kemet Corp.	10.50%	5/1/2018	437	321,741
Total				1,698,843

Engineering & Contracting Services 0.07%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	675	442,125

Entertainment 0.83%

CCM Merger, Inc.†	9.125%	5/1/2019	500	511,250
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	422	423,055
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	538	548,760
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	527	550,715
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	673	704,126
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	552	568,560
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	495	512,325
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	345	353,625
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	465	502,200
WMG Holdings Corp.†	13.75%	10/1/2019	67	71,104
WMG Holdings Corp.	13.75%	10/1/2019	167	177,229
Total				4,922,949

Financial Services 3.44%

Air Lease Corp.	5.625%	4/1/2017	3,890	3,995,030
Alliance Data Systems Corp.†	6.375%	4/1/2020	300	303,375
Countrywide Financial Corp.	6.25%	5/15/2016	1,000	1,010,446
Discover Financial Services	6.45%	6/12/2017	291	305,707
E*TRADE Financial Corp.	5.375%	11/15/2022	71	73,974
International Lease Finance Corp.	5.875%	4/1/2019	115	121,756
International Lease Finance Corp.	6.25%	5/15/2019	500	537,500
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,893,330
Jefferies Group LLC	5.125%	4/13/2018	1,466	1,514,221
Jefferies Group LLC	5.50%	3/15/2016	325	325,370
Jefferies Group LLC	8.50%	7/15/2019	1,347	1,524,298
Lazard Group LLC	4.25%	11/14/2020	334	343,046
Lazard Group LLC	6.85%	6/15/2017	179	188,252
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	1,723	1,876,833
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	116	130,844
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	830	858,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Navient Corp.	4.875%	6/17/2019	$533	$507,683
Navient Corp.	5.50%	1/15/2019	899	892,257
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,450	1,509,812
Raymond James Financial, Inc.	8.60%	8/15/2019	500	601,134
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	816	803,760
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	544	540,397
Utility Contract Funding LLC†	7.944%	10/1/2016	435	442,760
Total				20,299,798

Food 0.97%

Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	925	918,062
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(c)	9.875%	2/1/2020	700	724,062
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021 - 6/1/2021	1,556	1,513,210
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	200	203,800
Mondelez International, Inc.	1.136%#	2/1/2019	25	24,549
Tesco plc (United Kingdom)†(c)	5.50%	11/15/2017	625	648,855
US Foods, Inc.	8.50%	6/30/2019	968	990,361
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	700	691,471
Total				5,714,370

Health Care Products 0.67%

Becton, Dickinson & Co.	6.375%	8/1/2019	225	254,246
Boston Scientific Corp.	2.65%	10/1/2018	23	23,315
Boston Scientific Corp.	6.00%	1/15/2020	1,720	1,923,792
Immucor, Inc.	11.125%	8/15/2019	876	661,380
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	871	677,747
Life Technologies Corp.	6.00%	3/1/2020	375	419,397
Total				3,959,877

Health Care Services 0.59%

Centene Escrow Corp.†	5.625%	2/15/2021	221	231,498
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,100	1,045,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,050	1,002,750
Tenet Healthcare Corp.	8.00%	8/1/2020	782	793,730
Universal Health Services, Inc.†	3.75%	8/1/2019	141	143,996
Vantage Oncology LLC/Vantage Oncology Finance Co.†	9.50%	6/15/2017	237	239,814
Total				3,456,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.87%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	$376	$385,400
CNO Financial Group, Inc.	4.50%	5/30/2020	258	257,678
Fidelity National Financial, Inc.	6.60%	5/15/2017	863	904,768
Kemper Corp.	6.00%	5/15/2017	500	518,037
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	354	356,061
Torchmark Corp.	6.375%	6/15/2016	625	633,670
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,696,298
Willis Towers Watson plc (United Kingdom)(c)	4.125%	3/15/2016	375	375,198
Total				5,127,110

Leasing 0.53%

Aviation Capital Group Corp.†	3.875%	9/27/2016	500	501,250
Aviation Capital Group Corp.†	4.625%	1/31/2018	2,000	2,032,660
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	50	49,838
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	502	498,655
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	63	64,059
Total				3,146,462

Lodging 0.09%

Hyatt Hotels Corp.†	6.875%	8/15/2019	50	56,850
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	200	219,512
Studio City Finance Ltd. (Hong Kong)†(c)	8.50%	12/1/2020	279	273,420
Total				549,782

Machinery: Agricultural 0.80%

Imperial Brands Finance plc (United Kingdom)†(c)	2.95%	7/21/2020	800	812,176
Reynolds American, Inc.	3.50%	8/4/2016	100	100,799
Reynolds American, Inc.	7.75%	6/1/2018	525	599,246
Reynolds American, Inc.	8.125%	6/23/2019	2,538	2,993,414
Southern States Cooperative, Inc.†	10.00%	8/15/2021	263	210,400
Total				4,716,035

Machinery: Industrial/Specialty 0.07%

Stanley Black & Decker, Inc.	2.451%	11/17/2018	400	404,937

Manufacturing 0.01%

Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	71	72,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.70%

Altice Financing SA (Luxembourg)†(c)	7.875%	12/15/2019	$1,500	$1,571,250
Block Communications, Inc.†	7.25%	2/1/2020	350	343,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	1,569	1,633,721
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	384	392,573
Cox Communications, Inc.†	5.875%	12/1/2016	451	463,471
Cox Communications, Inc.†	6.25%	6/1/2018	106	113,573
Cox Communications, Inc.†	9.375%	1/15/2019	1,060	1,235,864
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	421,000
Neptune Finco Corp.†	10.125%	1/15/2023	500	539,375
Sirius XM Radio, Inc.†	5.25%	8/15/2022	150	158,813
Time Warner Cable, Inc.	8.25%	4/1/2019	422	482,792
Time Warner Cable, Inc.	8.75%	2/14/2019	465	536,324
Univision Communications, Inc.†	8.50%	5/15/2021	947	955,286
Viacom, Inc.	2.75%	12/15/2019	300	299,091
Viacom, Inc.	3.875%	12/15/2021	218	216,831
Viacom, Inc.	6.125%	10/5/2017	45	47,253
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	709	648,735
Total				10,058,952

Metals & Minerals: Miscellaneous 1.21%

Anglo American Capital plc (United Kingdom)†(c)	1.572%#	4/15/2016	250	246,391
Barrick North America Finance LLC	4.40%	5/30/2021	700	687,195
BHP Billiton Finance USA Ltd. (Australia)(c)	3.25%	11/21/2021	368	368,473
BHP Billiton Finance USA Ltd. (Australia)(c)	5.40%	3/29/2017	146	151,045
BHP Billiton Finance USA Ltd. (Australia)(c)	6.50%	4/1/2019	34	37,342
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017	671	647,771
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	178	176,302
Glencore Funding LLC†	1.70%	5/27/2016	500	496,250
Glencore Funding LLC†	1.796%#	5/27/2016	1,100	1,093,812
Glencore Funding LLC†	1.982%#	1/15/2019	111	91,852
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021	100	97,380
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	2,500	2,490,625
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	653	550,969
Total				7,135,407

Natural Gas 0.06%

CenterPoint Energy, Inc.	5.95%	2/1/2017	250	258,845
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	110	110,283
Total				369,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 3.42%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	$195	$1,415
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	195	1,415
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	390	2,830
Anadarko Petroleum Corp.	5.95%	9/15/2016	1,278	1,284,485
Anadarko Petroleum Corp.	6.375%	9/15/2017	189	191,907
Anadarko Petroleum Corp.	6.95%	6/15/2019	306	307,761
Anadarko Petroleum Corp.	8.70%	3/15/2019	110	112,219
Bill Barrett Corp.	7.00%	10/15/2022	60	23,700
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	56	16,940
Canadian Natural Resources Ltd. (Canada)(c)	5.70%	5/15/2017	758	759,165
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	724	766,696
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	484	377,520
Chaparral Energy, Inc.	8.25%	9/1/2021	528	39,600
Chaparral Energy, Inc.	9.875%	10/1/2020	780	70,200
Cimarex Energy Co.	5.875%	5/1/2022	335	323,944
Clayton Williams Energy, Inc.	7.75%	4/1/2019	101	51,005
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	300	296,760
CNPC General Capital Ltd. (China)†(c)	1.45%	4/16/2016	400	399,972
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	200	202,363
Concho Resources, Inc.	6.50%	1/15/2022	350	337,750
Concho Resources, Inc.	7.00%	1/15/2021	180	177,300
ConocoPhillips	5.75%	2/1/2019	164	170,726
ConocoPhillips	6.00%	1/15/2020	582	612,328
ConocoPhillips Co.	1.05%	12/15/2017	200	193,056
ConocoPhillips Co.	1.50%	5/15/2018	52	49,831
Continental Resources, Inc.	7.125%	4/1/2021	1,383	1,132,331
Continental Resources, Inc.	7.375%	10/1/2020	1,834	1,488,979
Denbury Resources, Inc.	5.50%	5/1/2022	578	183,515
Devon Energy Corp.	6.30%	1/15/2019	790	749,596
EOG Resources, Inc.	5.625%	6/1/2019	165	174,138
Gulfport Energy Corp.	7.75%	11/1/2020	85	80,325
Harvest Operations Corp. (Canada)†(c)	2.125%	5/14/2018	200	200,858
Hess Corp.	1.30%	6/15/2017	50	47,647
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	538,281
Marathon Petroleum Corp.	2.70%	12/14/2018	1,000	969,083
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	500	243,750
Memorial Resource Development Corp.	5.875%	7/1/2022	700	479,500
Noble Energy, Inc.	5.625%	5/1/2021	620	560,491
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	225	5
Petroleos Mexicanos (Mexico)(c)	2.64%#	7/18/2018	800	772,000
Pioneer Natural Resources Co.	6.65%	3/15/2017	193	196,114
Pioneer Natural Resources Co.	6.875%	5/1/2018	325	336,868
Pioneer Natural Resources Co.	7.50%	1/15/2020	30	31,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Range Resources Corp.	5.00%	8/15/2022	$301	$252,840
Range Resources Corp.	5.75%	6/1/2021	470	399,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	215	218,316
Rowan Cos., Inc.	7.875%	8/1/2019	215	173,891
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	466	448,525
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	502,008
Sinopec Group Overseas Development 2014 Ltd.†	1.397%#	4/10/2017	700	697,609
Sinopec Group Overseas Development 2015 Ltd.†	2.50%	4/28/2020	500	496,863
SM Energy Co.	6.125%	11/15/2022	185	81,400
SM Energy Co.	6.50%	11/15/2021	181	82,355
SM Energy Co.	6.50%	1/1/2023	69	27,773
Total Capital SA (France)(c)	4.45%	6/24/2020	25	26,679
Valero Energy Corp.	9.375%	3/15/2019	1,600	1,859,440
Total				20,223,514

Oil: Crude Producers 3.80%

Buckeye Partners LP	4.875%	2/1/2021	250	228,552
Buckeye Partners LP	6.05%	1/15/2018	225	230,823
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	1,035	970,012
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	2,055	2,038,389
DCP Midstream LLC†	9.75%	3/15/2019	625	584,687
Enbridge Energy Partners LP	5.20%	3/15/2020	300	285,519
Enbridge Energy Partners LP	9.875%	3/1/2019	125	134,610
Energy Transfer Partners LP	9.00%	4/15/2019	2,327	2,393,738
Energy Transfer Partners LP	9.70%	3/15/2019	1,773	1,858,219
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	1,931	1,475,954
Enterprise Products Operating LLC	6.30%	9/15/2017	84	88,230
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	4	4,155
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	125	139,594
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	366	334,204
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	2,750	2,765,757
Kinder Morgan, Inc.	7.00%	6/15/2017	376	387,540
Kinder Morgan, Inc.	7.25%	6/1/2018	300	306,570
Magellan Midstream Partners LP	5.65%	10/15/2016	175	178,820
Magellan Midstream Partners LP	6.55%	7/15/2019	135	147,557
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	672,370
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	500	522,687
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	40	41,111
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,275	1,188,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass LNG LP	6.50%	11/1/2020	$761	$806,432
Sabine Pass LNG LP	7.50%	11/30/2016	300	312,563
Spectra Energy Partners LP	2.95%	6/15/2016	310	310,379
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	400	401,549
TransCanada PipeLines Ltd. (Canada)(c)	3.125%	1/15/2019	450	451,721
Williams Cos., Inc. (The)	7.875%	9/1/2021	225	194,625
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	883	721,629
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	2,555	2,252,064
Total				22,428,998

Oil: Integrated Domestic 0.94%

Cameron International Corp.	1.15%	12/15/2016	90	89,516
Cameron International Corp.	1.40%	6/15/2017	40	39,351
Halliburton Co.	2.70%	11/15/2020	134	131,636
Halliburton Co.	3.25%	11/15/2021	179	176,908
Halliburton Co.	6.15%	9/15/2019	250	272,522
Schlumberger Holdings Corp.†	2.35%	12/21/2018	1,450	1,433,364
Schlumberger Holdings Corp.†	3.00%	12/21/2020	1,113	1,094,155
Weatherford International Ltd.	9.625%	3/1/2019	2,675	2,300,500
Western Atlas, Inc.	6.00%	6/1/2018	33	34,880
Total				5,572,832

Paper & Forest Products 0.08%

Georgia-Pacific LLC†	5.40%	11/1/2020	46	50,971
Mercer International, Inc. (Canada)(c)	7.00%	12/1/2019	446	417,010
Total				467,981

Real Estate Investment Trusts 2.28%

American Tower Corp.	2.80%	6/1/2020	69	68,609
American Tower Corp.	7.25%	5/15/2019	2,687	3,063,779
DDR Corp.	7.50%	4/1/2017	300	316,704
DDR Corp.	7.50%	7/15/2018	481	533,398
DDR Corp.	9.625%	3/15/2016	130	130,363
Digital Realty Trust LP†	3.40%	10/1/2020	210	213,881
Digital Realty Trust LP	5.875%	2/1/2020	1,794	1,996,509
EPR Properties	7.75%	7/15/2020	1,100	1,300,248
HCP, Inc.	3.75%	2/1/2019	51	52,184
HCP, Inc.	6.00%	1/30/2017	100	103,594
HCP, Inc.	6.30%	9/15/2016	128	131,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Healthcare Realty Trust, Inc.	5.75%	1/15/2021	$200	$223,622
Hospitality Properties Trust	6.30%	6/15/2016	500	500,464
Kilroy Realty LP	4.80%	7/15/2018	494	520,110
Reckson Operating Partnership LP	6.00%	3/31/2016	250	250,827
Regency Centers LP	5.875%	6/15/2017	19	19,966
Senior Housing Properties Trust	3.25%	5/1/2019	794	802,341
Senior Housing Properties Trust	6.75%	4/15/2020	450	492,187
SL Green Realty Corp.	7.75%	3/15/2020	600	707,794
Ventas Realty LP	1.55%	9/26/2016	150	150,088
Vereit Operating Partnership LP	2.00%	2/6/2017	500	493,250
Vereit Operating Partnership LP	3.00%	2/6/2019	1,415	1,351,325
Weyerhaeuser Co.	7.375%	10/1/2019	68	77,139
Total				13,499,468

Retail 0.47%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,538	374,031
Dollar General Corp.	4.125%	7/15/2017	321	331,268
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	92	65,311
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	550	334,125
QVC, Inc.	3.125%	4/1/2019	147	146,233
Rite Aid Corp.	9.25%	3/15/2020	98	103,513
Serta Simmons Bedding LLC†	8.125%	10/1/2020	877	905,502
Yum! Brands, Inc.	6.25%	4/15/2016	500	502,625
Total				2,762,608

Steel 0.18%

Allegheny Technologies, Inc.	9.375%	6/1/2019	1,243	1,044,120

Technology 0.58%

Alibaba Group Holding Ltd. (China)(c)(d)	1.625%	11/28/2017	1,000	995,216
Baidu, Inc. (China)(c)	2.25%	11/28/2017	200	200,843
Baidu, Inc. (China)(c)	2.75%	6/9/2019	200	200,553
Baidu, Inc. (China)(c)	3.25%	8/6/2018	500	509,816
Expedia, Inc.	7.456%	8/15/2018	1,396	1,544,030
Total				3,450,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.38%

America Movil SAB de CV (Mexico)(c)	1.502%#	9/12/2016	$600	$600,143
AT&T, Inc.	2.80%	2/17/2021	500	505,927
AT&T, Inc.	5.50%	2/1/2018	375	399,865
CenturyLink, Inc.	5.625%	4/1/2020	28	28,455
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	400	314,000
Embarq Corp.	7.082%	6/1/2016	775	783,138
Frontier Communications Corp.	8.50%	4/15/2020	780	796,575
Frontier Communications Corp.†	8.875%	9/15/2020	1,492	1,546,085
Frontier Communications Corp.	9.25%	7/1/2021	175	175,656
Sable International Finance Ltd.†	8.75%	2/1/2020	750	785,625
T-Mobile USA, Inc.	6.464%	4/28/2019	1,555	1,605,537
T-Mobile USA, Inc.	6.625%	11/15/2020	609	636,405
Total				8,177,411

Transportation: Miscellaneous 0.08%

Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%	5/11/2016	300	302,250
Ryder System, Inc.	5.85%	11/1/2016	175	180,306
Total				482,556

Wholesale 0.05%

HD Supply, Inc.	11.50%	7/15/2020	252	279,720
Total Corporate Bonds (cost $262,706,229)				250,488,602

FLOATING RATE LOANS(e) 4.22%

Biotechnology Research & Production 0.04%

Amgen, Inc. Term Loan	1.607%	9/18/2018	248	247,996

Business Services 0.17%

Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	913	890,175
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	125	94,655
Total				984,830

Computer Software 0.33%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	1,074	1,075,566
First Data Corp. 2018 New Dollar Term Loan	3.934%	3/23/2018	898	888,010
Total				1,963,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.08%

Owens-Illinois Inc. Facility B Term Loan	3.50%	9/1/2022	$507	$506,667

Drugs 0.21%

Express Scripts Holding Co. 2 Year Term Loan	1.564%	4/28/2017	400	399,252
Express Scripts Holding Co. 5 Year Term Loan	1.689%	4/28/2020	731	729,118
Warner Chilcott Corp. 3 Year Term Loan	1.933%	8/1/2016	104	103,320
Total				1,231,690

Electric: Power 0.28%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	636	578,760
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	356	320,400
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	197	171,206
Texas Competitive Electric Holdings Co. LLC DIP Term Loan	3.75%	11/7/2016	583	578,995
Total				1,649,361

Electrical Equipment 0.25%

Avago Technologies Cayman Holdings Ltd. Term B1 Dollar Loan	4.25%	2/1/2023	1,250	1,234,569
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021	237	233,680
Total				1,468,249

Entertainment 0.24%

Kasima LLC Term Loan	3.25%	5/17/2021	1,420	1,403,428

Financial Services 0.18%

Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%	3/6/2021	632	628,644
Synchrony Financial Term Loan	2.329%	8/5/2019	415	414,201
Total				1,042,845

Food/Beverage 0.07%

Aramark Corp. Term Loan E	3.25%	9/7/2019	397	396,148

Government 0.25%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	1,503	1,497,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.35%

Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(c)	3.25%	3/19/2021	$1,300	$1,275,841
Zimmer Holdings, Inc. Term Loan A	1.803% - 1.804%	5/29/2019	819	816,952
Total				2,092,793

Health Care Services 0.11%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.993%	10/30/2017	212	210,422
Laboratory Corp. of America Holdings Term Loan	1.689%	12/19/2019	426	425,863
Total				636,285

Household Equipment/Products 0.06%

Dell International LLC Term Loan B2	4.00%	4/29/2020	352	350,452

Lodging 0.46%

Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	98	88,403
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,625	2,615,975
Total				2,704,378

Media 0.64%

AMC Networks, Inc. Term Loan A	1.928%	12/16/2019	3,070	3,027,747
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	787	770,733
Total				3,798,480

Miscellaneous 0.23%

Harris Corp. 3 Year Tranche Term Loan	1.94%	3/16/2018	282	282,192
Harris Corp. 5 Year Tranche Term Loan	1.94%	3/16/2020	1,064	1,063,750
Total				1,345,942

Oil 0.01%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	425	44,625

Retail 0.08%

Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	500	499,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)			Fair Value
Telecommunications 0.18%

AT&T, Inc. 1st Lien Delayed Draw Term Loan	1.416%	3/2/2018		$250		$249,375
DigitalGlobe, Inc. Term Loan	4.75%	1/31/2020		817		808,947
Total						1,058,322
Total Floating Rate Loans (cost $25,570,440)						24,923,026

FOREIGN BONDS(b) 0.06%

France 0.02%

SMCP SAS†	8.875%	6/15/2020	EUR	131		150,514

United Kingdom 0.04%

R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	200		218,932
Total Foreign Bonds (cost $426,086)						369,446

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.17%

Argentina 0.05%

City of Buenos Aires†	9.95%	3/1/2017		$200		208,785
Provincia de Neuquen†	7.875%	4/26/2021		96		94,560
Total						303,345

Brazil 0.09%

Federal Republic of Brazil	8.00%	1/15/2018		489		517,000

Dominican Republic 0.01%

Dominican Republic†	9.04%	1/23/2018		52		55,611

Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024		—	(f)	732

Peru 0.02%

Republic of Peru	8.375%	5/3/2016		100		101,225
Total Foreign Government Obligations (cost $976,168)						977,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.22%

Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161	%#	9/25/2044	$135	$138,328
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.028	%#	11/25/2044	300	308,698
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	100	102,659
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751	%#	2/25/2045	500	498,478
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741	%#	4/25/2045	1,225	1,248,000
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741	%#	4/25/2045	1,693	1,729,913
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821	%#	6/25/2047	200	204,288
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.369	%#	5/25/2045	300	302,064
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	127	129,187
Government National Mortgage Assoc. 2013-171 IO	1.021	%#	6/16/2054	8,477	662,417
Government National Mortgage Assoc. 2013-193 IO	1.088	%#	1/16/2055	3,552	278,225
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	466	485,762
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	662	671,491
Government National Mortgage Assoc. 2014-15 IO	0.996	%#	8/16/2054	9,145	640,972
Government National Mortgage Assoc. 2014-64 IO	1.307	%#	12/16/2054	57,960	4,881,582
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	41	41,625
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	314	315,037
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	461	474,607
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,182,800)					13,113,333

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.86%

Federal Home Loan Mortgage Corp.	2.267	%#	2/1/2038	490	516,837
Federal Home Loan Mortgage Corp.	2.474	%#	5/1/2036	137	143,804
Federal Home Loan Mortgage Corp.	2.479	%#	4/1/2037	156	163,052
Federal Home Loan Mortgage Corp.	2.497	%#	10/1/2038	111	116,747
Federal Home Loan Mortgage Corp.	2.51	%#	12/1/2036	394	416,248
Federal Home Loan Mortgage Corp.	2.653	%#	9/1/2036	354	374,197
Federal Home Loan Mortgage Corp.	2.813	%#	2/1/2037	323	342,945
Federal Home Loan Mortgage Corp.	3.137	%#	11/1/2043	2,842	2,963,043
Federal National Mortgage Assoc.	2.108	%#	6/1/2038	733	769,540
Federal National Mortgage Assoc.	2.274	%#	10/1/2035	579	612,814
Federal National Mortgage Assoc.	2.314	%#	3/1/2039	267	278,585
Federal National Mortgage Assoc.	2.37	%#	8/1/2037	30	31,481
Federal National Mortgage Assoc.	2.43	%#	8/1/2038	145	152,199
Federal National Mortgage Assoc.	2.439	%#	9/1/2038	274	288,637
Federal National Mortgage Assoc.	2.554	%#	1/1/2038	360	375,630
Federal National Mortgage Assoc.	2.561	%#	3/1/2038	142	150,100
Federal National Mortgage Assoc.	2.562	%#	12/1/2038	165	174,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.58%	11/1/2018	$489	$502,615
Federal National Mortgage Assoc.	2.72%#	12/1/2045	506	522,133
Federal National Mortgage Assoc.	2.735%#	12/1/2045	1,794	1,850,430
Federal National Mortgage Assoc.	2.844%#	10/1/2045	553	575,222
Federal National Mortgage Assoc.	3.146%#	3/1/2042	3,725	3,934,816
Federal National Mortgage Assoc.	3.365%#	12/1/2040	342	359,355
Federal National Mortgage Assoc.	3.41%#	12/1/2040	669	704,979
Federal National Mortgage Assoc.	3.454%#	10/1/2040	237	251,165
Federal National Mortgage Assoc.	3.964%#	4/1/2040	327	346,663
Total Government Sponsored Enterprises Pass-Throughs (cost $16,916,942)				16,917,795

MUNICIPAL BONDS 0.47%

Miscellaneous

IL State GO	2.77%	4/1/2018	350	352,075
IL State GO	4.35%	6/1/2018	100	102,651
IL State GO	4.833%	2/1/2017	100	102,573
IL State GO	5.365%	3/1/2017	100	103,562
IL State GO	5.665%	3/1/2018	150	158,681
IL State GO	5.877%	3/1/2019	300	325,167
New Jersey Econ Dev Auth	2.421%	6/15/2018	500	499,415
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	100	92,018
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	500	499,520
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	300	324,747
NYC IDA - American Airlines AMT	2.00%	8/1/2028	200	200,514
Total Municipal Bonds (cost $2,749,144)				2,760,923

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.24%

Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	857	889,356
Aventura Mall Trust 2013-AVM A†	3.743%#	12/5/2032	1,200	1,268,103
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%#	6/15/2028	350	350,582
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%#	6/15/2028	620	613,230
BAMLL-DB Trust 2012-OSI A1†	2.343%	4/13/2029	301	301,482
BAMLL-DB Trust 2012-OSI A2FX†	3.352%	4/13/2029	527	530,640
Banc of America Commercial Mortgage Trust 2007-2 AM	5.618%#	4/10/2049	2,500	2,563,669
Banc of America Commercial Mortgage Trust 2007-3 AM	5.543%#	6/10/2049	500	515,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	$700	$719,896
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.59	%#	6/24/2050	1,000	1,037,383
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	384,380
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.942	%#	2/15/2051	230	234,216
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	250	249,207
BBCMS Trust 2015-STP XB IO†	0.205	%#	9/10/2028	88,000	838,640
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	520	518,259
BBCMS Trust 2015-VFM X IO†	0.498	%#	3/12/2036	94,263	2,813,285
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	595	643,563
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.669	%#	11/11/2041	595	643,589
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.721	%#	6/11/2040	2,000	2,065,094
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.885	%#	6/11/2050	2,000	2,090,576
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	158	171,393
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#	3/10/2033	47,800	1,640,850
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	24	24,079
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.574	%#	12/15/2047	204	235,168
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.377	%#	6/15/2031	475	473,889
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.491	%#	6/15/2031	661	2,353
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	490,475
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	365,104
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786	%#	4/10/2028	170	154,318
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.705	%#	12/10/2049	4,000	4,048,788
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	162,171
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	316	316,936
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	500	494,318
Citigroup Commercial Mortgage Trust 2014-388G B†	1.477	%#	6/15/2033	452	437,209
Citigroup Commercial Mortgage Trust 2014-388G C†	1.827	%#	6/15/2033	250	240,552
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%		6/15/2033	20,000	18,800
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.226	%#	7/10/2047	3,452	66,012
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.476	%#	6/10/2048	6,181	200,184
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.567	%#	7/25/2036	483	456,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	$220	$227,211
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	2,040	2,109,440
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	750	822,088
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.004	%#	7/10/2046	100	110,080
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399	%#	2/10/2029	12,000	121,016
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.929	%#	10/15/2045	5,710	485,586
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	716	712,471
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,200
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.488	%#	3/10/2046	11,243	752,091
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.70	%#	6/10/2046	19,345	573,759
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	1,640	1,681,228
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	519	512,607
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.289	%#	8/10/2047	3,598	245,050
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.032	%#	7/13/2031	935	898,959
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.329	%#	6/11/2027	1,115	1,088,470
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.729	%#	6/11/2027	1,000	966,434
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	2.079	%#	6/11/2027	600	576,030
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.577	%#	6/15/2034	355	347,451
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.177	%#	6/15/2034	621	605,102
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.827	%#	6/15/2034	621	601,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.373	%#	6/15/2034	$11,208	$111,192
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#	5/10/2048	2,000	2,021,790
Commercial Mortgage Trust 2006-GG7 AM	5.892	%#	7/10/2038	2,475	2,477,285
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.067	%#	2/15/2041	1,035	1,090,297
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	100	103,855
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	537	584,353
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	1,260	1,378,862
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.952	%#	9/15/2039	225	234,614
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.777	%#	9/15/2038	232	223,944
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.227	%#	9/15/2038	653	625,553
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	40,000	1,798,200
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.747	%#	4/15/2029	225	222,405
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.281	%#	4/15/2029	683	655,335
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.004	%#	6/15/2057	82,732	385,531
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	444	460,867
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	175	187,991
DBUBS Mortgage Trust 2011-LC2A D†	5.49	%#	7/10/2044	400	406,534
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	554	572,005
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#	6/10/2034	1,108	26,108
EQTY Mortgage Trust 2014-INNS C†	2.028	%#	5/8/2031	100	95,630
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,200	1,196,459
Extended Stay America Trust 2013-ESH7 D7†	4.036	%#	12/5/2031	900	900,294
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	830	861,710
Great Wolf Trust 2015-WOLF A†	1.877	%#	5/15/2034	230	226,179
Great Wolf Trust 2015-WOLF C†	2.927	%#	5/15/2034	230	217,238
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.312	%#	11/10/2045	1,897	180,746
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	1,395	1,401,526
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	200	206,393
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	613	620,252
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,795	1,802,620
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	219,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	$505	$511,687
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	508,993
GS Mortgage Securities Trust 2010-C1 D†	6.076	%#	8/10/2043	100	99,303
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	136	141,024
GS Mortgage Securities Trust 2013-GC12 XA IO	1.722	%#	6/10/2046	24,780	1,915,702
H/2 Asset Funding 2014-1 Ltd.	2.334%		3/19/2037	900	862,360
H/2 Asset Funding 2015-1A-AFL	2.084%		6/24/2049	1,133	1,080,297
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	566	555,573
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	512,985
HILT Mortgage Trust 2014-ORL B†	1.627	%#	7/15/2029	100	95,355
HILT Mortgage Trust 2014-ORL C†	2.027	%#	7/15/2029	500	477,850
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,774	1,774,041
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	270,287
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.699	%#	2/12/2049	775	793,548
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.26	%#	12/15/2047	13,476	786,015
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.846	%#	7/15/2045	7,180	227,149
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.544	%#	4/15/2046	1,954	137,417
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.331	%#	4/15/2027	115	113,676
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.681	%#	4/15/2027	250	244,472
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	516	535,004
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.256	%#	4/15/2047	3,518	162,948
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281	%#	4/15/2047	1,000	25,000
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.081	%#	11/15/2047	3,201	187,609
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	2,035	2,083,254
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	1,323	1,320,225
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	2,906	39,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	$1,292	$3,385
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.531	%#	12/15/2030	500	494,601
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.347	%#	6/15/2029	1,494	1,472,663
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.131	%#	6/15/2029	200	197,178
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.957	%#	5/15/2048	2,984	143,702
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.637	%#	3/18/2051	1,395	1,499,350
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.782	%#	6/18/2049	372	384,394
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	410	409,198
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	3.622	%#	11/14/2027	329	330,176
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	6,000	6,097,147
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	3,443	3,524,990
LMREC, Inc. 2015-CRE1 B†	3.934	%#	2/22/2032	100	96,252
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	3,096	79,448
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	453	458,686
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	93	90,780
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	78	75,986
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	788	803,458
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	50	51,632
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.763	%#	7/15/2050	7,461	341,566
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.715	%#	4/12/2049	2,896	2,986,142
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.918	%#	6/11/2049	2,267	2,359,079
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	1,265	1,400,892
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.591	%#	3/15/2045	20,588	1,609,743
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	417	415,610
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	104,052
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	60,000	375,600
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.794	%#	8/12/2045	5,000	5,122,306
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	602	596,318
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	302	305,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NorthStar Real Estate CDO Ltd. 2013 -1A†	2.286	%#	8/25/2029	$374	$375,684
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.436	%#	8/25/2029	1,750	1,765,138
PFP III Ltd. 2014-1 AS†	2.077	%#	6/14/2031	500	499,991
PFP III Ltd. 2014-1 B†	2.777	%#	6/14/2031	500	500,222
PFP III Ltd. 2014-1 C†	3.327	%#	6/14/2031	1,000	999,544
Prima Capital Ltd.	2.214%		5/24/2021	1,451	1,447,612
RAIT Trust 2014-FL2 B†	2.577	%#	5/13/2031	500	489,873
RBSCF Trust 2010-RR3 WBTB†	5.953	%#	2/16/2051	930	958,639
RBSSP Resecuritization Trust 2013-3 1A1	0.587	%#	11/26/2036	552	529,053
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	309	311,513
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%		10/8/2020	941	932,460
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.48	%#	4/15/2032	324	322,431
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	143	143,360
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	117	117,459
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.077	%#	3/10/2046	11,520	645,262
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.296	%#	4/10/2046	19,339	1,276,081
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	254	260,879
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	410	413,974
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	1,233	1,250,456
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	2,155	2,207,013
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	5,300	5,447,068
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.612	%#	11/15/2043	120	126,265
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.772	%#	6/15/2048	3,980	202,150
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018	%#	6/15/2048	58,000	233,966
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	37	36,833
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	950	999,239
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	93	93,755
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.519	%#	6/15/2045	11,959	852,175
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	281	281,501
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.413	%#	5/15/2045	12,469	850,478
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202	%#	5/15/2047	6,932	433,918
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573	%#	5/15/2047	1,368	60,993
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.608	%#	8/15/2047	15,000	729,635
Total Non-Agency Commercial Mortgage-Backed Securities (cost $142,002,053)					137,343,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 1.60%

U.S. Treasury Note (cost $9,488,362)	0.875%	10/15/2017	$9,454	$9,468,399
Total Long-Term Investments (cost $556,270,356)				538,405,530

SHORT-TERM INVESTMENTS 6.54%

CORPORATE BONDS 0.97%

Automotive 0.11%

Ford Motor Credit Co. LLC	8.00%	12/15/2016	400	419,254
Volkswagen International Finance NV (Netherlands)†(c)	2.875%	4/1/2016	200	200,146
Total				619,400

Banks: Regional 0.04%

Goldman Sachs Group, Inc. (The)	2.625%#	8/24/2016	250	249,621

Building Materials 0.02%

Lafarge SA (France)(c)	6.50%	7/15/2016	100	101,756

Electric: Power 0.07%

Jersey Central Power & Light Co.	5.625%	5/1/2016	178	179,106
Ohio Power Co.	6.00%	6/1/2016	250	253,009
Total				432,115

Financial Services 0.07%

International Lease Finance Corp.†	6.75%	9/1/2016	200	203,750
Raymond James Financial, Inc.	4.25%	4/15/2016	203	203,687
Total				407,437

Insurance 0.03%

Symetra Financial Corp.†	6.125%	4/1/2016	200	200,775

Machinery: Agricultural 0.13%

Bunge Ltd. Finance Corp.	4.10%	3/15/2016	750	750,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.03%

Viacom, Inc.	2.50%	12/15/2016	$125	$125,559
Viacom, Inc.	6.25%	4/30/2016	30	30,233
Total				155,792

Natural Gas 0.02%

Sempra Energy	6.50%	6/1/2016	100	101,179

Office Furniture & Business Equipment 0.17%

Xerox Corp.	6.40%	3/15/2016	175	175,292
Xerox Corp.	7.20%	4/1/2016	850	853,198
Total				1,028,490

Oil 0.10%

Noble Holding International Ltd.	3.05%	3/1/2016	475	475,000
Pioneer Natural Resources Co.	5.875%	7/15/2016	125	125,486
Total				600,486

Oil: Crude Producers 0.00%

Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	25	25,125

Paper & Forest Products 0.02%

International Paper Co.	5.25%	4/1/2016	123	123,367

Real Estate Investment Trusts 0.15%

BioMed Realty LP	3.85%	4/15/2016	350	350,332
Brandywine Operating Partnership LP	6.00%	4/1/2016	225	225,768
Liberty Property LP	5.50%	12/15/2016	125	128,607
Welltower, Inc.	6.20%	6/1/2016	200	202,413
Total				907,120

Telecommunications 0.01%

Qwest Corp.	8.375%	5/1/2016	50	50,557
Total Corporate Bonds (cost $5,758,570)				5,754,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(e) 0.03%

Air Transportation

Delta Air Lines, Inc. 2014 Term Loan B2 (cost $173,658)	2.686%	4/18/2016	$174	$173,696

REPURCHASE AGREEMENT 4.17%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $25,290,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $25,163,550; proceeds: $24,666,652 (cost $24,666,632)			24,667	24,666,632

U.S. TREASURY OBLIGATIONS 1.37%

U.S. Treasury Note	0.875%	9/15/2016	1,617	1,620,127
U.S. Treasury Note	1.00%	9/30/2016	6,464	6,481,298
Total U.S. Treasury Obligations (cost $8,100,025)				8,101,425
Total Short-Term Investments (cost $38,698,885)				38,695,858
Total Investments in Securities 97.65% (cost $594,969,241)				577,101,388
Cash and Other Assets in Excess of Liabilities(g) 2.35%				13,887,706
Net Assets 100.00%				$590,989,094

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
*	Non-income producing security.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2016.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at February 29, 2016.
(f)	Amount is less than $1,000.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	5/16/2016	341,000	$387,226	$371,823	$15,403

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2016	439	Short	$(53,112,141)	$50,673

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2016	824	Long	$180,082,626	$(213,519)

Open Consumer Price Index (“CPI”) Swaps at February 29, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	$20,000,000	$20,560,832	$560,832
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	15,087,366	87,366
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	25,314,480	314,480
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	20,207,048	207,048
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	10,073,447	73,447
Bank of America N.A.	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	20,040,577	40,577
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,546,235	1,546,235
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	26,276,475	1,276,475
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,697,506	697,506
Barclays Bank plc	CPI Urban Consumer NSA	1.6725%	9/26/2016	30,000,000	30,851,941	851,941
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	10,092,267	92,267
Barclays Bank plc	CPI Urban Consumer NSA	1.4225%	11/28/2016	30,000,000	30,603,632	603,632
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	30,048,972	48,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Open Consumer Price Index (“CPI”) Swaps at February 29, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	$30,000,000	$31,775,445	$1,775,445
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,503,437	503,437
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,439,669	439,669
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,652,201	652,201
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	15,203,064	203,064
Deutsche Bank AG	CPI Urban Consumer NSA	1.506%	10/30/2016	40,000,000	40,901,625	901,625
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	20,078,266	78,266
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	20,031,798	31,798
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	20,038,737	38,737
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,911,994	2,911,994
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,980,750	980,750
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	41,265,018	1,265,018
Goldman Sachs & Co.	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,000,000	—
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,859,904	859,904
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	5,079,245	79,245
J.P. Morgan	0.8225%	CPI Urban Consumer NSA	8/27/2017	15,000,000	15,030,306	30,306
JPMorgan Chase Bank N.A.	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	10,072,435	72,435
Merrill Lynch International Bank Ltd.	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	20,112,541	112,541
Morgan Stanley	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	20,086,048	86,048
Morgan Stanley & Co.	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	20,065,510	65,510
Morgan Stanley & Co.	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	15,011,015	11,015
Unrealized Appreciation on CPI Swaps						$17,499,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Open Consumer Price Index (“CPI”) Swaps at February 29, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	$10,000,000	$9,989,767	$(10,233)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,973,976	(26,024)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,521,714	(478,286)
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	13,941,783	(1,058,217)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	35,796,693	(4,203,307)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	26,803,484	(3,196,516)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,507,109	(492,891)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	35,158,850	(4,841,150)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,434,670	(565,330)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,037,183	(962,817)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,953,634	(46,366)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,908,479	(91,521)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,771,503	(228,497)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,527,680	(472,320)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,474,882	(525,118)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,246,123	(2,753,877)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	26,799,826	(3,200,174)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,444,221	(1,555,779)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,451,429	(2,548,571)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	9,900,169	(5,099,831)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,392,853	(607,147)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,012,133	(3,987,867)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Open Consumer Price Index (“CPI”) Swaps at February 29, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	$8,000,000	$5,850,339	$(2,149,661)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,984,146	(15,854)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,981,748	(18,252)
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	19,912,631	(87,369)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,790,410	(209,590)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,072,496	(927,504)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,225,353	(1,774,647)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,434,927	(565,073)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,697,384	(302,616)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,271,647	(728,353)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	17,980,778	(2,019,222)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,186,584	(813,416)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,124,428	(875,572)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,742,938	(257,062)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	8,864,623	(1,135,377)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,079,827	(920,173)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,113,526	(1,886,474)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,170,558	(829,442)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,375,448	(624,552)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,375,858	(1,624,142)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,166,994	(1,833,006)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Open Consumer Price Index (“CPI”) Swaps at February 29, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	$9,000,000	$7,778,673	$(1,221,327)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,255,320	(744,680)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,163,120	(1,836,880)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	12,918,674	(2,081,326)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,103,592	(1,896,408)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	25,832,022	(4,167,978)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	25,815,372	(4,184,628)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,556,851	(1,443,149)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,735,695	(1,264,305)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,436,811	(3,563,189)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	10,536,976	(4,463,024)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	26,840,088	(3,159,912)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	26,722,576	(3,277,424)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,031,798	(968,202)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,118,533	(1,881,467)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	16,918,781	(3,081,219)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	9,842,174	(5,157,826)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,095,475	(2,904,525)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	32,634,226	(2,365,774)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,031,842	(968,158)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,786,161	(1,213,839)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	26,466,874	(3,533,126)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Open Consumer Price Index (“CPI”) Swaps at February 29, 2016:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	$5,000,000	$4,380,878	$(619,122)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,581,923	(2,418,077)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,416,610	(1,583,390)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	12,958,832	(2,041,168)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	25,798,200	(4,201,800)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,212,931	(1,787,069)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,716,197	(1,283,803)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,436,821	(563,179)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,793,856	(1,206,144)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,715,032	(284,968)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,022,385	(977,615)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,173,272	(1,826,728)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,564,984	(1,435,016)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	3,962,951	(1,037,049)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	27,905,764	(2,094,236)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	8,887,043	(1,112,957)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,759,455	(1,240,545)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,465,872	(1,534,128)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,162,106	(1,837,894)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,479,127	(2,520,873)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,513,734	(3,486,266)
Unrealized Depreciation on CPI Swaps						$(147,019,589)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Credit Default Swaps on Indexes - Sell Protection at February 29, 2016(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$141,781	$299,997	$(15,129)	$15,126	$(3)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	236,302	499,995	(11,414)	11,409	(5)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	880,718	996,100	(33,164)	29,264	(3,900)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,761,435	1,992,200	(68,049)	60,249	(7,800)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	455,800	499,609	(36,789)	36,398	(391)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	141,781	299,997	(15,134)	15,131	(3)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	236,302	499,995	(25,222)	25,218	(5)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	88,072	99,610	(7,249)	6,859	(390)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	708,905	1,499,985	(39,362)	39,347	(15)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	176,144	199,220	(15,507)	14,727	(780)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	440,359	498,050	(38,780)	36,830	(1,950)
						$(305,799)	$290,558	$(15,242)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $290,558. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.
*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(m)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$81,862,067	$—		$81,862,067
Common Stock	667	—	—		667
Convertible Bonds
Oil	—	—	8,933	(4)	8,933
Retail	—	170,920	—		170,920
Corporate Bonds	—
Computer Software	—	2,875,700	80,100	(4)	2,955,800
Remaining Industries	—	253,286,907	—		253,286,907
Floating Rate Loans(6)
Air Transportation	—	173,696	—		173,696
Biotechnology Research & Production	—	247,996	—		247,996
Business Services	—	890,175	94,655		984,830
Computer Software	—	1,963,576	—		1,963,576
Containers	—	506,667	—		506,667
Drugs	—	729,118	502,572		1,231,690
Electric: Power	—	1,328,961	320,400		1,649,361
Electrical Equipment	—	1,468,249	—		1,468,249
Entertainment	—	1,403,428	—		1,403,428
Financial Services	—	1,042,845	—		1,042,845
Food/Beverage	—	396,148	—		396,148
Government	—	1,497,426	—		1,497,426
Health Care Products	—	1,275,841	816,952		2,092,793
Health Care Services	—	—	636,285		636,285
Household Equipment/Products	—	350,452	—		350,452
Lodging	—	2,704,378	—		2,704,378
Media	—	3,798,480	—		3,798,480
Miscellaneous	—	—	1,345,942		1,345,942
Oil	—	44,625	—		44,625
Retail	—	499,533	—		499,533
Telecommunications	—	808,947	249,375		1,058,322
Foreign Bonds	—	369,446	—		369,446
Foreign Government Obligations	—	977,913	—		977,913
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,383,420	1,729,913	(5)	13,113,333
Government Sponsored Enterprises Pass-Throughs	—	16,917,795	—		16,917,795
Municipal Bonds	—	2,760,923	—		2,760,923
Non-Agency Commercial Mortgage-Backed Securities	—	127,802,842	9,540,664	(5)(7)	137,343,506
U.S. Treasury Obligations	—	17,569,824	—		17,569,824
Repurchase Agreement	—	24,666,632	—		24,666,632
Total	$667	$561,774,930	$15,325,791		$577,101,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
CPI Swaps
Assets	$—	$17,499,786	$—	$17,499,786
Liabilities	—	(147,019,589)	—	(147,019,589)
Credit Default Swaps
Assets	—	—	—	—
Liabilities	—	(15,242)	—	(15,242)
Forward Foreign Currency Exchange Contracts
Assets	—	15,403	—	15,403
Liabilities	—	—	—	—
Futures Contracts
Assets	50,673	—	—	50,673
Liabilities	(213,519)	—	—	(213,519)
Total	$(162,846)	$(129,519,642)	$—	$(129,682,488)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Non-Agency Commercial Mortgage-Back Securities categorized as Level 3 investment includes Banc of America Re-REMIC Trust 2009-UB1 A4B, Citigroup Commercial Mortgage Trust 2010-RR2 CA3B, Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC, H/2 Asset Funding 2014-1 Ltd., H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX,H/2 Asset Funding 2015-1A-BFX, HILT Mortgage Trust 2014-ORL B, NorthStar Real Estate CDO Ltd. 2013 -1B and Prima Capital Ltd.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Convertible Bonds	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2015	$729,717	$8,933	$752,812	$4,848,455	$2,362,558	$6,191,057
Accrued discounts/premiums	—	—	(3,682)	112	(256)	477
Realized gain (loss)	—	—	—	(8,705)	—	—
Change in unrealized appreciation/depreciation	—	—	(143,310)	(35,911)	9,079	(124,898)
Purchases	—	—	—	970,200	—	—
Sales	—	—	(750,000)	(1,343,476)	—	(556,157)
Net transfers in or out of Level 3	(729,717)	—	224,280	(464,494)	(641,468)	4,030,185
Balance as of February 29, 2016	$—	$8,933	$80,100	$3,966,181	$1,729,913	$9,540,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.67%

EXCHANGE-TRADED FUND 0.85%

WisdomTree Japan Hedged Equity Fund (cost $21,710,441)	392,381	$16,331

INVESTMENTS IN UNDERLYING FUNDS(a) 98.47%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	10,853,150	184,938
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	12,083,517	207,353
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	19,455,182	194,941
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,001,792	76,039
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	28,802,500	141,708
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	64,842,546	436,390
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	837,171	9,401
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	46,252,772	293,243
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	9,620,127	220,782
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	31,450,068	134,292
Total Investments in Underlying Funds (cost $2,144,216,760)		1,899,087

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.35%

Tax Revenue

PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	$1,905	1,187
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	2,520	1,570
PR Corp. Sales Tax	6.00%	8/1/2032	Caa3	1,815	1,125
PR Corp. Sales Tax	6.05%	8/1/2037	Caa3	1,870	1,159
PR Corp. Sales Tax	6.35%	8/1/2057	Caa3	2,895	1,766
Total Municipal Bonds (cost $6,707,717)					6,807
Total Long-Term Investments (cost $2,172,634,918)					1,922,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $520,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $517,400; proceeds: $503,574 (cost $503,574)	$504	$504
Total Investments in Securities 99.70% (cost $2,173,138,492)		1,922,729
Other Assets in Excess of Liabilities(k) 0.30%		5,881
Net Assets 100.00%		$1,928,610

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 29, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation
Markit CDX. NA.HY.25(4)	5.00%	12/20/2020	$28,125,000	$27,860,400	$274,689	$(539,289)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2016

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Standard Chartered Bank	5/31/2016	3,489,000	$2,480,199	$2,480,231	$32
British pound	Buy	Standard Chartered Bank	5/31/2016	1,337,000	1,861,073	1,861,541	468
Australian dollar	Sell	Standard Chartered Bank	5/31/2016	52,935,000	37,919,828	37,629,996	289,832
British pound	Sell	Bank of America	4/28/2016	1,363,000	1,957,417	1,897,462	59,955
Canadian dollar	Sell	State Street Bank and Trust	5/31/2016	24,500,000	18,119,131	18,110,536	8,595
euro	Sell	State Street Bank and Trust	5/31/2016	90,840,000	100,370,933	99,101,551	1,269,382
Japanese yen	Sell	State Street Bank and Trust	5/31/2016	1,815,000,000	16,167,105	16,140,997	26,108
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,654,372

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Standard Chartered Bank	5/31/2016	3,213,000	$2,375,409	$2,375,067	$(342)
euro	Buy	Standard Chartered Bank	5/31/2016	2,652,000	2,893,526	2,893,189	(337)
Australian dollar	Sell	Standard Chartered Bank	4/28/2016	978,000	683,281	696,238	(12,957)
British pound	Sell	Standard Chartered Bank	5/31/2016	21,700,000	30,205,662	30,213,498	(7,836)
euro	Sell	Goldman Sachs	4/28/2016	3,031,000	3,299,747	3,302,981	(3,234)
Japanese yen	Sell	Morgan Stanley	4/28/2016	280,100,000	2,370,130	2,488,535	(118,405)
Swiss franc	Sell	Standard Chartered Bank	4/28/2016	975,000	962,404	979,242	(16,838)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(159,949)

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2016	607	Short	$(58,560,325)	$137,826

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2016	84	Short	$(10,963,344)	$(14,406)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$16,331	$—	$—	$16,331
Investments in Underlying Funds	1,899,087	—	—	1,899,087
Municipal Bonds	—	6,807	—	6,807
Repurchase Agreement	—	504	—	504
Total	$1,915,418	$7,311	$—	$1,922,729
Other Financial Instruments
Credit Default Swap
Assets	$—	$—	$—	$—
Liabilities	—	(539)	—	(539)
Forward Foreign Currency Exchange Contracts
Assets	—	1,654	—	1,654
Liabilities	—	(160)	—	(160)
Futures Contracts
Assets	138	—	—	138
Liabilities	(14)	—	—	(14)
Total	$124	$955	$—	$1,079

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 29, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.56%

EXCHANGE-TRADED FUND 0.85%

WisdomTree Japan Hedged Equity Fund (cost $12,218,303)	220,826	$9,191

INVESTMENTS IN UNDERLYING FUNDS(a) 98.36%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,837,960	38,511
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	6,524,658	111,180
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	9,912,077	170,091
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,484,746	37,844
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	37,359,848	251,432
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	522,949	5,873
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	34,089,249	216,126
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	8,108,596	186,092
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	10,823,109	46,215
Total Investments in Underlying Funds (cost $1,203,434,450)		1,063,364

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.35%

Tax Revenue

PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	$1,060	660
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	1,400	872
PR Corp. Sales Tax	6.00%	8/1/2032	Caa3	1,025	636
PR Corp. Sales Tax	6.05%	8/1/2037	Caa3	1,050	651
PR Corp. Sales Tax	6.35%	8/1/2057	Caa3	1,630	994
Total Municipal Bonds (cost $3,757,169)					3,813
Total Investments in Securities 99.56% (cost $1,219,409,922)					1,076,368
Other Assets in Excess of Liabilities(j) 0.44%					4,731
Net Assets 100.00%					$1,081,099

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 29, 2016

(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 29, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation
Markit CDX. NA.HY.25(4)	5.00%	12/20/2020	$22,525,000	$22,313,085	$227,456	$(439,371)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Standard Chartered Bank	5/31/2016	1,957,000	$1,391,158	$1,391,176	$18
British pound	Buy	Standard Chartered Bank	5/31/2016	750,000	1,043,983	1,044,245	262
Australian dollar	Sell	Standard Chartered Bank	5/31/2016	36,470,000	26,125,175	25,925,493	199,682
British pound	Sell	Bank of America	4/28/2016	759,000	1,090,007	1,056,620	33,387
Canadian dollar	Sell	State Street Bank and Trust	5/31/2016	13,400,000	9,910,055	9,905,355	4,700
euro	Sell	State Street Bank and Trust	5/31/2016	61,930,000	68,427,696	67,562,297	865,399
Japanese yen	Sell	State Street Bank and Trust	5/31/2016	1,222,000,000	10,884,960	10,867,382	17,578
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,121,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 29, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Standard Chartered Bank	5/31/2016	1,802,000	$1,332,240	$1,332,048	$(192)
euro	Buy	Standard Chartered Bank	5/31/2016	1,488,000	1,623,517	1,623,328	(189)
Australian dollar	Sell	Standard Chartered Bank	4/28/2016	545,000	380,765	387,985	(7,220)
British pound	Sell	Standard Chartered Bank	5/31/2016	15,125,000	21,053,486	21,058,947	(5,461)
euro	Sell	Goldman Sachs	4/28/2016	1,688,000	1,837,668	1,839,470	(1,802)
Japanese yen	Sell	Morgan Stanley	4/28/2016	156,000,000	1,320,029	1,385,974	(65,945)
Swiss franc	Sell	Standard Chartered Bank	4/28/2016	543,000	535,985	545,362	(9,377)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(90,186)

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2016	341	Short	$(32,897,975)	$77,643

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2016	106	Short	$(13,834,656)	$(18,140)

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$9,191	$—	$—	$9,191
Investments in Underlying Funds	1,063,364	—	—	1,063,364
Municipal Bonds	—	3,813	—	3,813
Total	$1,072,555	$3,813	$—	$1,076,368
Other Financial Instruments
Credit Default Swap
Assets	$—	$—	$—	$—
Liabilities	—	(439)	—	(439)
Forward Foreign Currency Exchange Contracts
Assets	—	1,121	—	1,121
Liabilities	—	(90)	—	(90)
Futures Contracts
Assets	78	—	—	78
Liabilities	(18)	—	—	(18)
Total	$60	$592	$—	$652

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2016

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.85%

EXCHANGE-TRADED FUND 0.90%

WisdomTree Japan Hedged Equity Fund (cost $23,040,795)	416,425	$17,331

INVESTMENTS IN UNDERLYING FUNDS(a) 98.56%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	3,336,150	57,248
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	19,746,509	197,860
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	6,249,172	67,866
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	30,817,340	151,621
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	93,989,049	632,546
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	856,855	9,623
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	28,865,536	183,008
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	3,081,953	70,731
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	123,217,119	526,137
Total Investments in Underlying Funds (cost $2,190,657,980)		1,896,640

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
MUNICIPAL BONDS 0.39%

Tax Revenue

PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	$2,150	1,339
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	2,755	1,716
PR Corp. Sales Tax	6.00%	8/1/2032	Caa3	1,930	1,197
PR Corp. Sales Tax	6.05%	8/1/2037	Caa3	2,085	1,293
PR Corp. Sales Tax	6.35%	8/1/2057	Caa3	3,180	1,940
Total Municipal Bonds (cost $7,377,101)					7,485
Total Investments in Securities 99.85% (cost $2,221,075,876)					1,921,456
Other Assets in Excess of Liabilities(k) 0.15%					2,817
Net Assets 100.00%					$1,924,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2016

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 29, 2016(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation
Markit CDX. NA.HY.25(4)	5.00%	12/20/2020	$30,350,000	$30,064,467	$301,853	$(587,386)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2016

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Standard Chartered Bank	5/31/2016	3,478,000	$2,472,380	$2,472,412	$32
British pound	Buy	Standard Chartered Bank	5/31/2016	1,333,000	1,855,505	1,855,972	467
Australian dollar	Sell	Standard Chartered Bank	5/31/2016	58,800,000	42,121,204	41,799,259	321,945
British pound	Sell	Bank of America	4/28/2016	1,395,000	2,003,372	1,942,009	61,363
Canadian dollar	Sell	State Street Bank and Trust	5/31/2016	27,400,000	20,263,844	20,254,233	9,611
euro	Sell	State Street Bank and Trust	5/31/2016	100,925,000	111,514,051	110,103,744	1,410,307
Japanese yen	Sell	State Street Bank and Trust	5/31/2016	2,015,000,000	17,948,603	17,919,619	28,984
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,832,709

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Standard Chartered Bank	5/31/2016	3,203,000	$2,368,016	$2,367,675	$(341)
euro	Buy	Standard Chartered Bank	5/31/2016	2,644,000	2,884,797	2,884,462	(335)
Australian dollar	Sell	Standard Chartered Bank	4/28/2016	1,001,000	699,350	712,612	(13,262)
British pound	Sell	Standard Chartered Bank	5/31/2016	24,000,000	33,407,184	33,415,850	(8,666)
euro	Sell	Goldman Sachs	4/28/2016	3,103,000	3,378,131	3,381,442	(3,311)
Japanese yen	Sell	Morgan Stanley	4/28/2016	286,700,000	2,425,977	2,547,172	(121,195)
Swiss franc	Sell	Standard Chartered Bank	4/28/2016	998,000	985,107	1,002,342	(17,235)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(164,345)

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2016	612	Short	$(59,042,700)	$132,594

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2016	96	Short	$(12,529,500)	$(16,427)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$17,331	$—	$—	$17,331
Investments in Underlying Funds	1,896,640	—	—	1,896,640
Municipal Bonds	—	7,485	—	7,485
Total	$1,913,971	$7,485	$—	$1,921,456
Other Financial Instruments
Credit Default Swap
Assets	$—	$—	$—	$—
Liabilities	—	(587)	—	(587)
Forward Foreign Currency Exchange Contracts
Assets	—	1,833	—	1,833
Liabilities	—	(164)	—	(164)
Futures Contracts
Assets	133	—	—	133
Liabilities	(16)	—	—	(16)
Total	$117	$1,082	$—	$1,199

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment type.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.67%

ASSET-BACKED SECURITIES 13.08%

Automobiles 6.34%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$80,645	$80,599,324
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	57,055	57,082,027
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	18,144	18,194,870
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	9,305	9,300,279
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,147,956
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	50,000	49,825,240
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	28,196	28,469,355
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	31,195	31,608,106
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	76,159	76,656,851
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	6,660	6,715,746
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	28,652	28,394,516
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	43,106	42,926,571
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	35,070	34,928,664
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	11,338	11,336,101
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	19,911	19,890,299
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	4,553	4,547,815
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	27,787	27,752,882
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	35,260	35,206,979
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	48,645	48,576,055
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	22,997	22,993,173
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	17,912,213
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,242,322
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	50,200	50,245,361
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	22,702	22,877,541
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,515,748
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	6,485	6,523,957
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	50,948	50,889,058
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	46,940	46,990,001
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,320,851
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	24,118,761
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,308,525
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	9,761	9,769,418
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,805	1,803,585
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	73,666	73,545,602
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	8,913	8,906,803
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	3,808	3,806,507
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	34,234	34,242,801
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,951,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	$26,255	$26,184,584
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	36,453	36,456,569
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	4,984	4,927,955
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,829,647
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	31,230	31,201,122
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	53,077	53,014,995
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	67,552	66,997,966
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	53,590	53,453,388
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	41,033,430
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	42,105	42,152,410
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	57,534	57,425,220
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	39,989	39,712,666
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	20,943	20,895,422
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	57,260	57,270,788
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	57,902	57,992,408
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	48,261	48,229,500
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	73,214	73,184,520
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	17,994	17,994,323
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	7,453	7,515,267
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	16,866	16,855,727
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	28,819	28,791,619
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	33,758,159
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	28,251	28,331,029
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	53,187	53,842,711
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	38,694	38,638,877
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,230	8,204,090
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,686,317
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	19,245	19,249,469
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	28,800	28,889,899
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,619,468
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,683,124
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	7,357	7,187,068
Total				2,134,332,787

Credit Cards 1.00%

American Express Credit Account Master Trust 2013-1 A	0.851%#	2/16/2021	16,050	16,084,952
Bank of America Credit Card Trust 2014-A3 A	0.721%#	1/15/2020	77,899	77,947,430
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	26,421	26,481,171
Capital One Multi-Asset Execution Trust 2015-A3	0.831%#	3/15/2023	113,310	113,195,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Chase Issuance Trust 2012-A4	1.58%		8/16/2021	$14,915	$14,966,478
Citibank Credit Card Issuance Trust 2014-A5	2.68%		6/7/2023	43,883	45,271,296
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,634,382
First National Master Note Trust 2015-1 A	1.197	%#	9/15/2020	7,307	7,314,028
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	24,532	24,522,045
Total					335,417,588

Home Equity 0.12%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.587	%#	5/25/2036	20,097	18,853,405
FBR Securitization Trust 2005-4 AV24	1.127	%#	10/25/2035	17,565	15,570,316
Home Equity Asset Trust 2006-7 2A2	0.537	%#	1/25/2037	995	995,822
Meritage Mortgage Loan Trust 2004-2 M3	1.402	%#	1/25/2035	7,014	6,616,122
Total					42,035,665

Other 5.62%

ALM XIV Ltd. 2014-14A A1†	1.753	%#	7/28/2026	5,500	5,437,150
AMAC CDO Funding I 2006-1A A2†	0.734	%#	11/23/2050	3,196	3,210,598
AMAC CDO Funding I 2006-1A B†	0.814	%#	11/23/2050	12,500	12,545,990
Apollo Credit Funding IV Ltd. 4A A1†	1.791	%#	4/15/2027	21,500	21,165,514
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.537	%#	4/16/2021	18,034	17,750,301
Ares XI CLO Ltd. 2007-11A A1B†	0.581	%#	10/11/2021	28,235	27,825,040
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	24,083	24,070,862
Avenue CLO VI Ltd. 2007-6A A2†	0.665	%#	7/17/2019	11,750	11,680,740
Avery Point IV CLO Ltd. 2014-1A A†	1.84	%#	4/25/2026	5,000	4,902,955
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	29,796	30,389,366
Benefit Street Partners CLO Ltd. 2012-IA A2R†	2.571	%#	10/15/2025	23,000	22,674,364
BlueMountain CLO Ltd. 2014-3A A1†	1.801	%#	10/15/2026	41,750	41,303,379
BlueMountain CLO Ltd. 2015-3A A1†	1.813	%#	10/20/2027	24,750	24,442,469
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.465	%#	4/18/2025	19,500	19,206,523
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.821	%#	10/15/2026	6,050	5,977,851
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	1.793	%#	4/27/2027	9,550	9,433,692
Cedar Funding IV CLO Ltd. 2014-4A A1†	1.816	%#	10/23/2026	22,120	21,634,953
Cent CDO Ltd. 2007-14A A2B†	0.651	%#	4/15/2021	15,000	14,285,310
Cent CDO XI Ltd. 2006-11A A1†	0.58	%#	4/25/2019	9,521	9,389,476
Cent CLO Ltd. 2013-17A A1†	1.622	%#	1/30/2025	38,500	37,556,561
Cent CLO Ltd. 2013-19A A1A†	1.654	%#	10/29/2025	19,050	18,620,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Cent CLO Ltd. 2014-21A A1B†	1.713	%#	7/27/2026	$38,900	$38,115,768
Cerberus Onshore II CLO LLC 2013-1A A1†	2.321	%#	10/15/2023	22,564	22,547,726
CIFC Funding II Ltd. 2014-2A A1L†	1.862	%#	5/24/2026	72,650	71,723,255
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,418,724
Cornerstone CLO Ltd. 2007-1A A1S†	0.541	%#	7/15/2021	8,277	8,196,610
Crown Point CLO Ltd. 2012-1A A1LB†	1.87	%#	11/21/2022	3,500	3,491,421
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	22,853	22,829,205
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	31,342	31,549,277
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	37,855	37,886,230
Fore CLO Ltd. 2007-1A A2†	0.767	%#	7/20/2019	8,504	8,458,059
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.815	%#	10/19/2025	26,695	26,404,994
Fortress Credit BSL Ltd. 2013-1A A†	1.495	%#	1/19/2025	46,720	45,651,957
Gleneagles CLO Ltd. 2005-1A B†	1.166	%#	11/1/2017	10,293	10,228,002
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.615	%#	4/17/2022	38,660	38,633,200
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.898	%#	8/15/2056	29,933	26,859,862
Grayson CLO Ltd. 2006-1A A1A†	0.574	%#	11/1/2021	14,560	14,169,510
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	1.72	%#	7/25/2027	27,750	26,919,173
Jackson Mill CLO Ltd. 2015-1A A†	1.861	%#	4/15/2027	34,600	33,656,513
Jefferson Mill CLO Ltd. 2015-1A A1†	1.799	%#	7/20/2027	27,000	26,417,588
JFIN CLO Ltd. 2007-1A A2†	0.557	%#	7/20/2021	13,980	13,904,726
JFIN Revolver CLO Ltd. 2013-1A A†	1.567	%#	1/20/2021	17,725	17,734,348
JFIN Revolver CLO Ltd. 2014-2A A2†	1.67	%#	2/20/2022	34,900	34,483,646
JFIN Revolver CLO Ltd. 2015-3A A1†	1.817	%#	4/20/2023	46,820	46,629,021
JFIN Revolver CLO Ltd. 2015-4A A†	1.47	%#	4/22/2020	14,622	14,487,985
KKR Financial CLO Ltd. 2007-1A A†	0.712	%#	5/15/2021	11,423	11,332,813
KKR Financial CLO Ltd. 2007-1A B†	1.112	%#	5/15/2021	8,000	7,963,638
Marathon CLO IV Ltd. 2012-4A A1†	1.76	%#	5/20/2023	14,888	14,849,747
Mountain View CLO Ltd. 2015-9A A1A†	1.781	%#	7/15/2027	21,000	20,383,161
MT Wilson CLO II Ltd. 2007-2A A2†	0.661	%#	7/11/2020	7,287	7,216,040
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	74,381	74,351,642
Nomura CRE CDO Ltd. 2007-2A A2†	0.898	%#	5/21/2042	5,939	5,912,492
NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.716	%#	2/1/2041	5,757	5,651,316
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.786	%#	2/1/2041	11,000	10,595,693
Northwoods Capital XI Ltd. 2014-11A A†	1.921	%#	4/15/2025	23,200	22,775,062
NZCG Funding Ltd. 2015-2A A1†	1.873	%#	4/27/2027	20,080	19,782,864
Oaktree CLO Ltd. 2014-2A A1A†	1.847	%#	10/20/2026	44,975	44,135,209
Oaktree CLO Ltd. 2015-1A A1†	1.994	%#	10/20/2027	31,000	30,193,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Oaktree EIF I Ltd. 2015-A1 A†	2.265	%#	10/18/2027	$16,750	$16,671,777
OCP CLO Ltd. 2014-6A A1A†	1.765	%#	7/17/2026	15,000	14,758,816
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.841	%#	4/15/2026	20,408	20,130,372
Octagon Loan Funding Ltd. 2014-1A A1†	1.814	%#	11/18/2026	3,925	3,861,837
OHA Loan Funding Ltd. 2013-2A A†	1.648	%#	8/23/2024	28,500	28,136,292
OHA Loan Funding Ltd. 2015-1A A†	1.862	%#	2/15/2027	15,650	15,400,038
OHA Park Avenue CLO I Ltd. 2007-1A A1B†	0.566	%#	3/14/2022	9,568	9,457,484
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	47,681	46,649,135
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	16,808	16,802,336
OZLM Funding Ltd. 2012-1A A1R†	1.84	%#	7/22/2027	20,000	19,930,546
OZLM VIII Ltd. 2014-8A A1A†	1.755	%#	10/17/2026	93,065	91,669,062
OZLM XI Ltd. 2015-11A A1A†	1.872	%#	1/30/2027	9,750	9,632,267
SLM Private Education Loan Trust 2010-A 2A†	3.681	%#	5/16/2044	38,891	39,927,855
SLM Private Education Loan Trust 2012-A A1†	1.831	%#	8/15/2025	6,132	6,145,571
SLM Private Education Loan Trust 2012-E A1†	1.177	%#	10/16/2023	8,554	8,552,752
SLM Private Education Loan Trust 2013-B A1†	1.077	%#	7/15/2022	24,219	24,090,381
SLM Student Loan Trust 2011-1 A1	0.956	%#	3/25/2026	13,842	13,625,066
Stone Tower CLO V Ltd. 2006-5A A2B†	0.647	%#	7/16/2020	40,500	40,078,456
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.535	%#	4/17/2021	4,952	4,908,854
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.635	%#	4/17/2021	4,411	4,331,012
Tryon Park CLO Ltd. 2013-1A A1†	1.441	%#	7/15/2025	8,150	7,925,374
Venture XVII CLO Ltd. 2014-17A A†	1.801	%#	7/15/2026	31,000	30,560,423
Venture XVIII CLO Ltd. 2014-18A A†	1.771	%#	10/15/2026	45,250	44,286,130
Voya CLO II Ltd. 2006-2A A1R†	0.589	%#	8/1/2020	621	621,520
Voya CLO Ltd. 2012-3A AR†	1.641	%#	10/15/2022	200	198,890
Westchester CLO Ltd. 2007-1A A1A†	0.554	%#	8/1/2022	19,183	18,930,152
Westgate Resorts LLC 2014-1A A†	Zero Coupon		12/20/2026	9,133	9,018,695
Westgate Resorts LLC 2014-1A B†	Zero Coupon		12/20/2026	7,355	7,277,591
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	7,440	7,388,783
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	13,108	13,071,062
Total					1,890,081,790
Total Asset-Backed Securities (cost $4,412,321,155)					4,401,867,830

				Shares (000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR* (cost $743,600)				490	92,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.03%

Oil 0.00%

Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	313	$548,415
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	395	692,219
Total					1,240,634

Retail 0.03%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019		$6,687	5,278,551
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020		6,684	4,703,865
Total					9,982,416
Total Convertible Bonds (cost $12,208,525)					11,223,050

CORPORATE BONDS 43.46%

Aerospace/Defense 0.17%

BAE Systems plc (United Kingdom)†(c)	3.50%	10/11/2016		1,250	1,266,407
Harris Corp.	2.70%	4/27/2020		9,672	9,642,365
Harris Corp.	4.25%	10/1/2016		40,753	41,394,982
Litton Industries, Inc.	6.75%	4/15/2018		3,470	3,801,028
Total					56,104,782

Air Transportation 0.05%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		6,914	6,956,748
Continental Airlines 2009-1 Pass-Through Trust	9.00%	1/8/2018		9,764	10,032,635
Total					16,989,383

Auto Parts: Original Equipment 0.21%

BorgWarner, Inc.	5.75%	11/1/2016		1,280	1,316,081
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		11,965	10,589,025
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018		46,944	48,234,960
Tenneco, Inc.	6.875%	12/15/2020		9,623	10,031,977
Total					70,172,043

Automotive 2.01%

Ford Motor Credit Co. LLC	1.50%	1/17/2017		2,259	2,249,831
Ford Motor Credit Co. LLC	1.724%	12/6/2017		62,560	61,730,267
Ford Motor Credit Co. LLC	2.24%	6/15/2018		48,100	47,430,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	3.157%	8/4/2020	$77,251	$77,006,346
Ford Motor Credit Co. LLC	4.25%	2/3/2017	24,600	25,094,214
Ford Motor Credit Co. LLC	6.625%	8/15/2017	21,250	22,536,071
Ford Motor Credit Co. LLC	8.125%	1/15/2020	4,740	5,522,361
General Motors Co.	3.50%	10/2/2018	83,993	84,370,968
General Motors Financial Co., Inc.	2.40%	4/10/2018	57,933	56,945,011
General Motors Financial Co., Inc.	3.00%	9/25/2017	9,655	9,670,844
General Motors Financial Co., Inc.	3.10%	1/15/2019	52,673	52,145,585
General Motors Financial Co., Inc.	3.20%	7/13/2020	44,930	43,471,887
General Motors Financial Co., Inc.	3.25%	5/15/2018	9,645	9,668,061
General Motors Financial Co., Inc.	4.75%	8/15/2017	19,860	20,359,121
Hyundai Capital America†	2.40%	10/30/2018	33,300	33,406,793
Kia Motors Corp. (South Korea)†(c)	3.625%	6/14/2016	13,600	13,681,301
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	12,793	12,572,513
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	22,825	22,317,075
Volkswagen Group of America Finance LLC†	2.125%	5/23/2019	1,000	966,354
Volkswagen Group of America Finance LLC†	2.40%	5/22/2020	27,775	26,360,336
Volkswagen Group of America Finance LLC†	2.45%	11/20/2019	51,030	49,477,871
Total				676,983,547

Banks: Money Center 0.18%

Export-Import Bank of China (The) (China)†(c)	2.50%	7/31/2019	34,500	35,017,466
Export-Import Bank of Korea (South Korea)(c)	1.374%#	1/14/2017	11,250	11,276,336
Export-Import Bank of Korea (South Korea)(c)	1.376%#	9/17/2016	6,100	6,109,791
Export-Import Bank of Korea (South Korea)(c)	3.75%	10/20/2016	6,675	6,784,049
Total				59,187,642

Banks: Regional 7.05%

ABN AMRO Bank NV (Netherlands)(c)	6.25%	9/13/2022	19,600	20,403,384
Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	7,850	7,968,143
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(c)	7.875%	9/25/2017	10,000	10,470,200
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,268,350
Banco de Bogota SA (Colombia)†(c)	5.00%	1/15/2017	5,100	5,182,875
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	10,593	10,645,965
Banco de Credito e Inversiones (Chile)†(c)	3.00%	9/13/2017	7,000	7,079,905
Banco del Estado de Chile (Chile)†(c)	2.00%	11/9/2017	34,000	33,971,304
Banco do Brasil SA	3.875%	1/23/2017	14,800	15,067,880
Banco Nacional de Costa Rica (Costa Rica)†(c)	4.875%	11/1/2018	6,000	5,925,000
Banco Santander Chile (Chile)†(c)	2.327%#	6/7/2018	22,000	21,934,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bangkok Bank PCL (Hong Kong)†(c)	3.30%	10/3/2018	$11,000	$11,290,609
Bank of America Corp.	2.625%	10/19/2020	24,140	23,955,836
Bank of America Corp.	5.42%	3/15/2017	95,402	98,746,222
Bank of America Corp.	5.49%	3/15/2019	49,802	54,378,505
Bank of America Corp.	5.70%	5/2/2017	36,522	37,985,838
Bank of America Corp.	5.75%	8/15/2016	29,252	29,823,847
Bank of America Corp.	6.05%	5/16/2016	74,324	75,050,294
Bank of America Corp.	7.80%	9/15/2016	62,659	64,740,908
Bank of America NA	5.30%	3/15/2017	142,095	146,943,281
Bank of America NA	6.10%	6/15/2017	36,802	38,644,823
Bank of Nova Scotia (The) (Canada)†(c)	2.15%	8/3/2016	14,450	14,516,961
Barclays plc (United Kingdom)(c)	3.25%	1/12/2021	24,153	23,354,405
BBVA Banco Continental SA (Peru)†(c)	2.25%	7/29/2016	12,655	12,664,491
Capital One Financial Corp.	5.25%	2/21/2017	350	360,608
Capital One Financial Corp.	6.15%	9/1/2016	18,525	18,949,519
CIT Group, Inc.	3.875%	2/19/2019	18,173	18,127,568
CIT Group, Inc.	4.25%	8/15/2017	21,101	21,565,222
CIT Group, Inc.	5.00%	5/15/2017	4,912	5,040,940
CIT Group, Inc.	5.25%	3/15/2018	5,925	6,110,156
CIT Group, Inc.†	5.50%	2/15/2019	50,745	52,647,937
Citigroup, Inc.	1.80%	2/5/2018	21,203	21,072,962
Citigroup, Inc.	2.65%	10/26/2020	14,461	14,433,727
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)†(c)	3.125%	12/10/2020	53,551	52,636,028
Discover Bank	2.00%	2/21/2018	23,515	23,242,602
Discover Bank	2.60%	11/13/2018	28,891	28,878,548
Discover Bank	7.00%	4/15/2020	2,223	2,508,533
Discover Bank	8.70%	11/18/2019	23,473	26,922,662
Fifth Third Bancorp	2.875%	7/27/2020	39,542	39,950,469
Fifth Third Bancorp	5.45%	1/15/2017	9,935	10,284,931
First Midwest Bancorp, Inc.	5.875%	11/22/2016	17,650	18,093,227
Goldman Sachs Group, Inc. (The)	2.625%#	8/24/2016	3,350	3,344,921
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	54,512	56,317,983
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	17,050	18,188,292
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	29,093	32,682,582
Grupo Aval Ltd.†	5.25%	2/1/2017	8,000	8,184,000
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	231,757	249,662,082
Huntington Bancshares, Inc.	2.60%	8/2/2018	14,475	14,600,600
Huntington Bancshares, Inc.	7.00%	12/15/2020	19,767	23,477,088
Huntington National Bank (The)	1.30%	11/20/2016	14,750	14,754,145
Huntington National Bank (The)	2.20%	11/6/2018	7,000	6,974,884
Huntington National Bank (The)	2.875%	8/20/2020	18,050	18,167,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	$24,500	$24,698,867
Intesa Sanpaolo SpA (Italy)(c)	2.375%	1/13/2017	57,356	57,550,265
Itau Unibanco Holding SA†	2.85%	5/26/2018	24,500	23,795,625
JPMorgan Chase & Co.	2.25%	1/23/2020	35,668	35,582,218
KEB Hana Bank (South Korea)†(c)	2.50%	6/12/2019	9,500	9,614,865
Korea Development Bank (The) (South Korea)(c)	1.246%#	1/22/2017	23,100	23,104,019
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	30,111	31,701,463
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	6,055	6,245,708
Morgan Stanley	5.50%	7/24/2020	15,665	17,358,606
National City Corp.	6.875%	5/15/2019	28,145	31,537,401
National Savings Bank (Sri Lanka)†(c)	8.875%	9/18/2018	15,100	15,477,500
PNC Funding Corp.	5.625%	2/1/2017	6,960	7,193,418
Popular, Inc.	7.00%	7/1/2019	11,957	11,493,666
Regions Bank	7.50%	5/15/2018	18,225	20,098,603
Regions Financial Corp.	2.00%	5/15/2018	3,667	3,636,428
Royal Bank of Scotland Group plc (The) (United Kingdom)(c)	6.40%	10/21/2019	8,270	8,937,769
Royal Bank of Scotland NV (Netherlands)(c)	4.65%	6/4/2018	12,218	12,325,702
Royal Bank of Scotland plc (The) (United Kingdom)(c)	9.50%	3/16/2022	126,728	133,590,321
Santander Bank NA	2.00%	1/12/2018	33,567	32,951,079
Santander Bank NA	8.75%	5/30/2018	1,262	1,422,548
Santander Holdings USA, Inc.	4.625%	4/19/2016	38,243	38,381,248
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%	10/16/2020	24,153	23,727,907
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%	1/8/2021	11,547	11,482,880
Standard Chartered Bank (United Kingdom)†(c)	6.40%	9/26/2017	39,371	41,593,454
Swedbank Hypotek AB (Sweden)†(c)	2.95%	3/28/2016	16,900	16,923,052
Synovus Financial Corp.	7.875%	2/15/2019	24,158	26,422,812
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	9,500	9,467,605
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	29,500	30,099,823
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	3.75%	4/15/2018	6,700	6,642,883
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	4/24/2017	29,700	30,583,337
UBS AG (Jersey)(c)	7.25%	2/22/2022	13,675	14,172,784
UBS Group Funding Jersey Ltd. (Jersey)†(c)	2.95%	9/24/2020	14,192	14,198,103
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	12,332,781
Total				2,371,537,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.66%

Anheuser-Busch InBev Finance, Inc.	1.90%	2/1/2019	$66,325	$66,976,975
Anheuser-Busch InBev Finance, Inc.	2.65%	2/1/2021	71,750	73,018,540
Beam Suntory, Inc.	1.875%	5/15/2017	13,353	13,397,666
Pernod Ricard SA (France)†(c)	2.95%	1/15/2017	27,050	27,326,532
Pernod Ricard SA (France)†(c)	5.75%	4/7/2021	37,973	42,419,904
Total				223,139,617

Biotechnology Research & Production 0.05%

Biogen, Inc.	2.90%	9/15/2020	15,551	15,738,763

Building Materials 0.34%

Cemex SAB de CV (Mexico)†(c)	5.372%#	10/15/2018	12,000	11,580,000
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	14,469	14,507,907
Martin Marietta Materials, Inc.	1.703%#	6/30/2017	49,719	49,152,651
Martin Marietta Materials, Inc.	6.60%	4/15/2018	21,137	22,625,108
Owens Corning	6.50%	12/1/2016	221	226,405
Owens Corning	9.00%	6/15/2019	6,772	7,835,549
Standard Industries, Inc.†	5.125%	2/15/2021	8,200	8,405,000
Total				114,332,620

Business Services 0.45%

Chicago Parking Meters LLC†	5.489%	12/30/2020	16,550	18,180,456
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	13,800	13,748,085
Korea Expressway Corp. (South Korea)†(c)	1.625%	4/28/2017	4,800	4,798,181
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	19,613	15,592,335
United Rentals North America, Inc.	8.25%	2/1/2021	5,788	6,106,340
Verisk Analytics, Inc.	4.875%	1/15/2019	2,330	2,458,236
Western Union Co. (The)	2.875%	12/10/2017	45,708	46,516,940
Western Union Co. (The)	3.35%	5/22/2019	24,500	24,996,983
Western Union Co. (The)	5.93%	10/1/2016	17,943	18,370,689
Total				150,768,245

Chemicals 0.79%

Blue Cube Spinco, Inc.†	9.75%	10/15/2023	8,872	9,914,460
LyondellBasell Industries NV	5.00%	4/15/2019	93,028	98,214,962
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	94,370	97,908,875
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	53,925	61,267,320
Total				267,305,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.07%

Korea Resources Corp. (South Korea)†(c)	2.25%	4/29/2020	$23,500	$23,586,480

Computer Hardware 1.17%

Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	205,064	216,237,937
Hewlett-Packard Enterprise Co.†	2.85%	10/5/2018	112,445	112,542,153
Hewlett-Packard Enterprise Co.†	3.60%	10/15/2020	64,569	64,352,952
Total				393,133,042

Computer Software 0.48%

Aspect Software, Inc.	10.625%	5/15/2017	14,479	4,343,700
Audatex North America, Inc.†	6.00%	6/15/2021	4,523	4,585,191
Audatex North America, Inc.†	6.125%	11/1/2023	26,769	27,137,074
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	34,771,689
Emdeon, Inc.	11.00%	12/31/2019	41,711	42,910,191
Fidelity National Information Services, Inc.	2.85%	10/15/2018	42,571	42,961,717
Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,377	3,491,163
Total				160,200,725

Containers 0.45%

Coveris Holding Corp.†	10.00%	6/1/2018	48,575	41,774,500
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	2,915	2,332,000
Novelis, Inc.	8.75%	12/15/2020	39,853	37,162,922
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	56,720	56,790,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	14,600	14,691,980
Total				152,752,302

Drugs 2.81%

AbbVie, Inc.	2.50%	5/14/2020	33,385	33,455,743
Actavis Funding SCS (Luxembourg)(c)	2.35%	3/12/2018	19,315	19,443,174
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	68,079	68,419,395
Baxalta, Inc.†	2.875%	6/23/2020	45,439	44,524,267
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	52,042	52,204,631
Express Scripts Holding Co.	2.65%	2/15/2017	24,292	24,538,394
Express Scripts Holding Co.	3.30%	2/25/2021	11,566	11,649,773
Express Scripts Holding Co.	7.25%	6/15/2019	4,145	4,750,601
Forest Laboratories LLC†	4.375%	2/1/2019	199,223	209,712,091
McKesson Corp.	7.50%	2/15/2019	2,320	2,660,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Medco Health Solutions, Inc.	7.125%	3/15/2018	$26,460	$28,936,047
Mylan NV†	3.00%	12/15/2018	19,290	19,257,284
Mylan NV†	3.75%	12/15/2020	19,290	19,235,236
Mylan, Inc.	1.35%	11/29/2016	80,630	80,086,151
Mylan, Inc.	1.80%	6/24/2016	57,103	57,120,816
Mylan, Inc.	2.55%	3/28/2019	27,206	26,812,955
Mylan, Inc.	2.60%	6/24/2018	94,865	94,092,230
Perrigo Co. plc (Ireland)(c)	1.30%	11/8/2016	59,479	59,142,944
Perrigo Co. plc (Ireland)(c)	2.30%	11/8/2018	50,127	49,350,432
Zoetis, Inc.	1.875%	2/1/2018	39,267	38,862,118
Total				944,255,160

Electric: Power 1.51%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	11,296	11,666,757
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	14,991	17,602,777
Dominion Resources, Inc.	1.25%	3/15/2017	1,488	1,482,591
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	9,316	10,645,635
Entergy Corp.	4.70%	1/15/2017	63,947	65,228,882
Entergy Texas, Inc.	7.125%	2/1/2019	2,702	3,065,689
Exelon Generation Co. LLC	2.95%	1/15/2020	33,119	33,159,604
Exelon Generation Co. LLC	4.00%	10/1/2020	42,171	43,606,838
Exelon Generation Co. LLC	5.20%	10/1/2019	1,453	1,569,240
FirstEnergy Solutions Corp.	6.05%	8/15/2021	1,034	1,099,480
Israel Electric Corp. Ltd. (Israel)†(c)	6.70%	2/10/2017	16,600	17,356,362
Jersey Central Power & Light Co.	5.625%	5/1/2016	28,140	28,314,778
Jersey Central Power & Light Co.	5.65%	6/1/2017	3,375	3,512,619
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,737,768
Majapahit Holding BV (Netherlands)†(c)	7.75%	10/17/2016	13,835	14,422,987
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	20,142,699
NextEra Energy Capital Holdings, Inc.	2.056%	9/1/2017	19,100	19,183,123
NiSource Finance Corp.	6.80%	1/15/2019	1,625	1,813,279
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	55,120	51,224,284
Pennsylvania Electric Co.	6.05%	9/1/2017	2,422	2,574,102
Pepco Holdings, Inc.	6.125%	6/1/2017	22,992	23,847,624
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	14,085	14,819,364
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	3.90%	5/1/2016	68,553	68,679,823
Progress Energy, Inc.	7.05%	3/15/2019	5,770	6,539,666
Public Service Co. of New Mexico	7.95%	5/15/2018	19,955	22,413,795
Red Oak Power LLC	8.54%	11/30/2019	14,015	14,085,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

TECO Finance, Inc.	6.572%	11/1/2017	$5,247	$5,629,428
Total				508,424,495

Electrical Equipment 0.29%

KLA-Tencor Corp.	2.375%	11/1/2017	36,745	36,889,849
KLA-Tencor Corp.	3.375%	11/1/2019	58,284	59,225,112
Total				96,114,961

Electronics 0.25%

Jabil Circuit, Inc.	7.75%	7/15/2016	44,365	45,252,300
Jabil Circuit, Inc.	8.25%	3/15/2018	26,185	28,443,456
Kemet Corp.	10.50%	5/1/2018	15,786	11,622,443
Total				85,318,199

Engineering & Contracting Services 0.05%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,293	15,911,915

Entertainment 0.77%

CCM Merger, Inc.†	9.125%	5/1/2019	33,532	34,286,470
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	25,939	26,003,847
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	35,087	35,788,740
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	39,477	41,253,465
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	25,877	27,073,811
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	27,865	28,700,950
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	20,597	21,317,895
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	9,503	9,740,575
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	23,039	24,882,120
WMG Holdings Corp.	13.75%	10/1/2019	7,539	8,000,764
WMG Holdings Corp.†	13.75%	10/1/2019	934	991,208
Total				258,039,845

Financial Services 3.07%

Air Lease Corp.	5.625%	4/1/2017	262,403	269,487,881
Alliance Data Systems Corp.†	6.375%	4/1/2020	21,757	22,001,766
Countrywide Financial Corp.	6.25%	5/15/2016	39,082	39,490,251
Discover Financial Services	6.45%	6/12/2017	12,204	12,820,766
E*TRADE Financial Corp.	5.375%	11/15/2022	12,688	13,219,500
International Lease Finance Corp.	5.875%	4/1/2019	4,824	5,107,410
International Lease Finance Corp.	6.25%	5/15/2019	39,840	42,828,000
International Lease Finance Corp.†	7.125%	9/1/2018	80,955	88,240,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Jefferies Group LLC	5.125%	4/13/2018	$32,539	$33,609,305
Jefferies Group LLC	5.50%	3/15/2016	15,745	15,762,934
Jefferies Group LLC	6.875%	4/15/2021	10,790	12,098,471
Jefferies Group LLC	8.50%	7/15/2019	97,984	110,881,046
Lazard Group LLC	4.25%	11/14/2020	15,820	16,248,469
Lazard Group LLC	6.85%	6/15/2017	17,040	17,920,729
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	21,622	23,552,455
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	6,526	7,361,106
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	49,100	50,757,125
Navient Corp.	4.875%	6/17/2019	39,103	37,245,607
Navient Corp.	5.50%	1/15/2019	42,648	42,328,140
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	76,786	79,953,422
Raymond James Financial, Inc.	8.60%	8/15/2019	21,256	25,555,409
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	39,867	39,268,995
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	18,594	18,477,279
Utility Contract Funding LLC†	7.944%	10/1/2016	9,593	9,760,989
Total				1,033,978,005

Food 0.92%

Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	21,556	21,394,330
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(c)	9.875%	2/1/2020	32,219	33,326,528
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021 - 6/1/2021	77,231	75,107,147
Kraft Heinz Foods Co.†	1.60%	6/30/2017	8,566	8,559,567
Kraft Heinz Foods Co.†	2.00%	7/2/2018	14,124	14,115,497
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	4,820	4,911,580
Mondelez International, Inc.	1.136%#	2/1/2019	3,408	3,346,496
Tesco plc (United Kingdom)†(c)	5.50%	11/15/2017	63,337	65,754,447
US Foods, Inc.	8.50%	6/30/2019	58,642	59,996,630
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	24,300	24,003,905
Total				310,516,127

Health Care Products 0.90%

Becton, Dickinson & Co.	6.375%	8/1/2019	21,724	24,547,707
Boston Scientific Corp.	2.65%	10/1/2018	963	976,178
Boston Scientific Corp.	2.85%	5/15/2020	24,026	24,214,460
Boston Scientific Corp.	5.125%	1/12/2017	7,800	8,026,215
Boston Scientific Corp.	6.00%	1/15/2020	68,944	77,112,761
Immucor, Inc.	11.125%	8/15/2019	46,454	35,072,770
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	45,990	35,785,969
Life Technologies Corp.	6.00%	3/1/2020	20,160	22,546,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products (continued)

Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	$38,740	$38,590,463
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	34,565	34,632,644
Total				301,505,970

Health Care Services 0.60%

Centene Escrow Corp.†	5.625%	2/15/2021	12,048	12,620,280
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	62,445	59,322,750
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	59,851	57,157,705
Tenet Healthcare Corp.	8.00%	8/1/2020	44,388	45,053,820
Universal Health Services, Inc.†	3.75%	8/1/2019	12,613	12,881,026
Vantage Oncology LLC/Vantage Oncology Finance Co.†	9.50%	6/15/2017	14,334	14,504,216
Total				201,539,797

Insurance 0.85%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	41,688	42,730,200
CNO Financial Group, Inc.	4.50%	5/30/2020	15,910	15,890,112
Fidelity National Financial, Inc.	6.60%	5/15/2017	33,420	35,037,495
Kemper Corp.	6.00%	5/15/2017	14,250	14,764,055
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	8,308	8,500,397
Lincoln National Corp.	8.75%	7/1/2019	12,993	15,532,222
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	48,183	48,463,521
Willis North America, Inc.	6.20%	3/28/2017	46,561	48,603,910
Willis Towers Watson plc (United Kingdom)(c)	4.125%	3/15/2016	58,392	58,422,831
Total				287,944,743

Leasing 0.62%

Aviation Capital Group Corp.†	2.875%	9/17/2018	48,130	46,986,912
Aviation Capital Group Corp.†	3.875%	9/27/2016	44,054	44,164,135
Aviation Capital Group Corp.†	4.625%	1/31/2018	45,897	46,646,498
Aviation Capital Group Corp.†	7.125%	10/15/2020	12,067	13,234,482
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	4,475	4,414,355
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	6,345	6,324,487
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	43,175	42,887,282
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	2,569	2,612,198
Total				207,270,349

Lodging 0.09%

Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,724,840
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	11,268	12,367,284
Studio City Finance Ltd. (Hong Kong)†(c)	8.50%	12/1/2020	11,726	11,491,480
Total				29,583,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.73%

Imperial Brands Finance plc (United Kingdom)†(c)	2.95%	7/21/2020	$65,805	$66,806,552
Reynolds American, Inc.	3.50%	8/4/2016	2,300	2,318,368
Reynolds American, Inc.	6.75%	6/15/2017	16,321	17,525,735
Reynolds American, Inc.	6.875%	5/1/2020	65,779	76,961,430
Reynolds American, Inc.	7.75%	6/1/2018	20,319	23,192,553
Reynolds American, Inc.	8.125%	6/23/2019	44,986	53,058,198
Southern States Cooperative, Inc.†	10.00%	8/15/2021	8,514	6,811,200
Total				246,674,036

Machinery: Industrial/Specialty 0.08%

CNH Industrial Capital LLC	6.25%	11/1/2016	2,000	2,045,000
Stanley Black & Decker, Inc.	2.451%	11/17/2018	19,320	19,558,448
Xylem, Inc.	3.55%	9/20/2016	6,870	6,903,704
Total				28,507,152

Manufacturing 0.01%

Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	2,990	3,032,539
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	2,100	2,136,750
Total				5,169,289

Media 1.65%

Altice Financing SA (Luxembourg)†(c)	7.875%	12/15/2019	72,848	76,308,280
Block Communications, Inc.†	7.25%	2/1/2020	18,453	18,083,940
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	90,780	94,524,675
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	13,924	14,234,853
Cox Communications, Inc.†	5.875%	12/1/2016	40,603	41,725,714
Cox Communications, Inc.†	6.25%	6/1/2018	5,015	5,373,267
Cox Communications, Inc.†	9.375%	1/15/2019	17,676	20,608,607
Discovery Communications LLC	5.625%	8/15/2019	3,975	4,304,285
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	15,783	16,611,607
Neptune Finco Corp.†	10.125%	1/15/2023	38,800	41,855,500
Numericable-SFR SA (France)†(c)	6.00%	5/15/2022	1,000	995,000
Sirius XM Radio, Inc.†	5.25%	8/15/2022	14,587	15,443,986
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018	1,389	1,636,566
Time Warner Cable, Inc.	8.25%	4/1/2019	18,619	21,301,216
Time Warner Cable, Inc.	8.75%	2/14/2019	20,144	23,233,787
Univision Communications, Inc.†	8.50%	5/15/2021	63,749	64,306,804
Viacom, Inc.	2.20%	4/1/2019	1,753	1,721,402
Viacom, Inc.	2.75%	12/15/2019	19,115	19,057,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Viacom, Inc.	3.50%	4/1/2017	$13,944	$14,085,434
Viacom, Inc.	3.875%	12/15/2021	27,305	27,158,591
Viacom, Inc.	6.125%	10/5/2017	6,524	6,850,702
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	29,357	26,861,655
Total				556,282,953

Metals & Minerals: Miscellaneous 0.99%

Anglo American Capital plc (United Kingdom)†(c)	1.572%#	4/15/2016	11,250	11,087,595
Barrick North America Finance LLC	4.40%	5/30/2021	42,375	41,599,834
Barrick North America Finance LLC	6.80%	9/15/2018	1,000	1,044,165
BHP Billiton Finance USA Ltd. (Australia)(c)	3.25%	11/21/2021	24,327	24,358,236
BHP Billiton Finance USA Ltd. (Australia)(c)	5.40%	3/29/2017	7,466	7,724,010
BHP Billiton Finance USA Ltd. (Australia)(c)	6.50%	4/1/2019	1,927	2,116,397
Glencore Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017	35,492	34,263,303
Glencore Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	9,671	9,578,719
Glencore Funding LLC†	1.70%	5/27/2016	36,440	36,166,700
Glencore Funding LLC†	1.796%#	5/27/2016	29,623	29,456,371
Glencore Funding LLC†	1.982%#	1/15/2019	11,784	9,751,260
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021	8,628	8,401,981
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	77,837	77,545,111
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	46,843	39,523,781
Total				332,617,463

Natural Gas 0.14%

CenterPoint Energy, Inc.	5.95%	2/1/2017	32,948	34,113,700
SourceGas LLC†	5.90%	4/1/2017	3,180	3,294,286
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	9,765	9,790,087
Total				47,198,073

Oil 3.13%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	8,099	58,721
Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	11,027	79,945
Afren plc (United Kingdom)†(a)(c)	11.50%	2/1/2016	16,833	122,040
Anadarko Petroleum Corp.	5.95%	9/15/2016	74,399	74,776,501
Anadarko Petroleum Corp.	6.375%	9/15/2017	9,655	9,803,513
Anadarko Petroleum Corp.	6.95%	6/15/2019	46,919	47,189,066
Anadarko Petroleum Corp.	8.70%	3/15/2019	6,532	6,663,744
Bill Barrett Corp.	7.00%	10/15/2022	2,921	1,153,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Bonanza Creek Energy, Inc.	6.75%	4/15/2021	$3,403	$1,029,408
Canadian Natural Resources Ltd. (Canada)(c)	5.70%	5/15/2017	67,351	67,454,518
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	28,636	30,324,722
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	49,423	38,549,940
Chaparral Energy, Inc.	8.25%	9/1/2021	18,815	1,411,125
Chaparral Energy, Inc.	9.875%	10/1/2020	31,305	2,817,450
Cimarex Energy Co.	5.875%	5/1/2022	15,729	15,209,912
Clayton Williams Energy, Inc.	7.75%	4/1/2019	4,828	2,438,140
CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	9,700	9,595,240
CNPC General Capital Ltd. (China)†(c)	1.45%	4/16/2016	16,600	16,598,838
CNPC General Capital Ltd. (China)†(c)	1.518%#	5/14/2017	27,800	27,754,213
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	9,800	9,915,767
Concho Resources, Inc.	6.50%	1/15/2022	2,464	2,377,760
Concho Resources, Inc.	7.00%	1/15/2021	7,719	7,603,215
ConocoPhillips	5.75%	2/1/2019	8,839	9,201,514
ConocoPhillips	6.00%	1/15/2020	33,024	34,744,881
ConocoPhillips Co.	1.05%	12/15/2017	7,670	7,403,713
ConocoPhillips Co.	1.50%	5/15/2018	6,034	5,782,346
Continental Resources, Inc.	7.125%	4/1/2021	104,375	85,457,031
Continental Resources, Inc.	7.375%	10/1/2020	85,836	69,688,102
Delek & Avner Tamar Bond Ltd. (Israel)†(c)	2.803%	12/30/2016	10,000	9,986,300
Denbury Resources, Inc.	5.50%	5/1/2022	24,328	7,724,140
Devon Energy Corp.	6.30%	1/15/2019	49,953	47,398,204
EOG Resources, Inc.	5.625%	6/1/2019	26,322	27,779,739
Gulfport Energy Corp.	7.75%	11/1/2020	4,819	4,553,955
Harvest Operations Corp. (Canada)†(c)	2.125%	5/14/2018	4,800	4,820,587
Hess Corp.	1.30%	6/15/2017	3,275	3,120,892
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	29,071	25,037,399
Korea National Oil Corp. (South Korea)†(c)	2.75%	1/23/2019	10,000	10,212,900
Marathon Petroleum Corp.	2.70%	12/14/2018	48,200	46,709,801
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	26,657	12,995,287
Memorial Resource Development Corp.	5.875%	7/1/2022	12,232	8,378,920
Noble Energy, Inc.	5.625%	5/1/2021	26,450	23,911,250
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	31,150	623
Petroleos Mexicanos (Mexico)(c)	2.64%#	7/18/2018	14,600	14,089,000
Pioneer Natural Resources Co.	6.65%	3/15/2017	9,134	9,281,395
Pioneer Natural Resources Co.	6.875%	5/1/2018	17,835	18,486,281
Pioneer Natural Resources Co.	7.50%	1/15/2020	2,764	2,943,248
Range Resources Corp.	5.00%	8/15/2022	15,451	12,978,840
Range Resources Corp.	5.75%	6/1/2021	21,246	18,059,100
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	3,551	3,602,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Rowan Cos., Inc.	7.875%	8/1/2019	$8,119	$6,566,615
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	19,199	18,479,037
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,595,162
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,578,331
Sinopec Group Overseas Development 2014 Ltd.†	1.397%#	4/10/2017	37,800	37,670,913
Sinopec Group Overseas Development 2015 Ltd.†	2.50%	4/28/2020	14,500	14,409,012
SM Energy Co.	6.125%	11/15/2022	4,635	2,039,400
SM Energy Co.	6.50%	11/15/2021	12,078	5,495,490
SM Energy Co.	6.50%	1/1/2023	4,506	1,813,665
Southwestern Energy Co.	3.30%	1/23/2018	13,837	10,031,825
Sunoco, Inc.	5.75%	1/15/2017	12,908	13,022,984
Total Capital SA (France)(c)	4.45%	6/24/2020	3,973	4,239,815
Valero Energy Corp.	9.375%	3/15/2019	12,258	14,245,635
Total				1,054,463,121

Oil: Crude Producers 3.56%

Buckeye Partners LP	4.875%	2/1/2021	8,650	7,907,891
Buckeye Partners LP	6.05%	1/15/2018	12,483	12,806,060
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	43,974	41,212,873
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	113,845	112,924,791
DCP Midstream LLC†	9.75%	3/15/2019	35,992	33,670,480
Enbridge Energy Partners LP	5.20%	3/15/2020	11,550	10,992,481
Enbridge Energy Partners LP	6.50%	4/15/2018	3,525	3,563,215
Enbridge Energy Partners LP	9.875%	3/1/2019	47,637	51,299,428
Energy Transfer Partners LP	2.50%	6/15/2018	14,444	13,268,229
Energy Transfer Partners LP	9.00%	4/15/2019	92,778	95,438,873
Energy Transfer Partners LP	9.70%	3/15/2019	51,882	54,375,708
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	85,409	65,282,113
Enterprise Products Operating LLC	6.30%	9/15/2017	4,694	4,930,362
Enterprise Products Operating LLC	6.50%	1/31/2019	1,000	1,073,576
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	629	653,342
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,175	3,545,678
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	1,300	1,320,224
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	30,796	28,120,597
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	160,205	161,122,975
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	8,003	8,083,606
Kinder Morgan, Inc.	7.00%	6/15/2017	15,568	16,045,813
Kinder Morgan, Inc.	7.25%	6/1/2018	42,923	43,863,014
Magellan Midstream Partners LP	5.65%	10/15/2016	12,293	12,561,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Magellan Midstream Partners LP	6.55%	7/15/2019	$9,712	$10,615,362
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	36,179,470
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	9,443	9,617,799
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	9,427	9,854,731
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	4,401	4,523,291
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	68,966	64,310,795
Sabine Pass LNG LP	6.50%	11/1/2020	41,124	43,579,103
Sabine Pass LNG LP	7.50%	11/30/2016	18,300	19,066,312
Spectra Energy Partners LP	2.95%	6/15/2016	24,171	24,200,585
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	17,395	17,462,371
TransCanada PipeLines Ltd. (Canada)(c)	3.125%	1/15/2019	24,085	24,177,125
Williams Cos., Inc. (The)	7.875%	9/1/2021	21,000	18,165,000
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	37,253	30,444,902
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	114,446	100,876,596
Total				1,197,136,078

Oil: Integrated Domestic 0.92%

Cameron International Corp.	1.15%	12/15/2016	10,390	10,334,154
Cameron International Corp.	1.40%	6/15/2017	9,353	9,201,173
Cameron International Corp.	6.375%	7/15/2018	5,515	5,888,845
Halliburton Co.	2.70%	11/15/2020	12,563	12,341,326
Halliburton Co.	3.25%	11/15/2021	9,635	9,522,425
Halliburton Co.	6.15%	9/15/2019	14,950	16,296,830
Schlumberger Holdings Corp.†	2.35%	12/21/2018	75,710	74,841,379
Schlumberger Holdings Corp.†	3.00%	12/21/2020	70,696	69,498,975
Weatherford International Ltd.	9.625%	3/1/2019	116,403	100,106,580
Western Atlas, Inc.	6.00%	6/1/2018	1,700	1,796,832
Total				309,828,519

Paper & Forest Products 0.07%

Georgia-Pacific LLC†	5.40%	11/1/2020	2,658	2,945,255
Mercer International, Inc. (Canada)(c)	7.00%	12/1/2019	24,003	22,442,805
Total				25,388,060

Real Estate Investment Trusts 2.27%

American Tower Corp.	2.80%	6/1/2020	44,701	44,447,858
American Tower Corp.	3.30%	2/15/2021	25,745	25,773,809
American Tower Corp.	7.25%	5/15/2019	82,583	94,163,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Boston Properties LP	5.625%	11/15/2020	$781	$871,176
DDR Corp.	7.50%	4/1/2017	13,676	14,437,480
DDR Corp.	7.50%	7/15/2018	1,880	2,084,798
DDR Corp.	9.625%	3/15/2016	7,531	7,552,034
Digital Realty Trust LP†	3.40%	10/1/2020	9,650	9,828,322
Digital Realty Trust LP	5.875%	2/1/2020	77,543	86,296,131
EPR Properties	7.75%	7/15/2020	69,399	82,032,672
Goodman Funding Pty Ltd. (Australia)†(c)	6.375%	11/12/2020	9,383	10,755,564
HCP, Inc.	3.75%	2/1/2019	5,744	5,877,376
HCP, Inc.	5.625%	5/1/2017	575	598,612
HCP, Inc.	6.00%	1/30/2017	2,180	2,258,358
HCP, Inc.	6.30%	9/15/2016	5,614	5,749,359
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	15,044	16,820,832
Hospitality Properties Trust	6.30%	6/15/2016	28,827	28,853,723
Hospitality Properties Trust	6.70%	1/15/2018	5,210	5,465,415
Kilroy Realty LP	4.80%	7/15/2018	21,148	22,265,777
Kilroy Realty LP	6.625%	6/1/2020	6,167	7,114,621
Reckson Operating Partnership LP	6.00%	3/31/2016	6,716	6,738,210
Regency Centers LP	5.875%	6/15/2017	1,540	1,618,337
Senior Housing Properties Trust	3.25%	5/1/2019	15,331	15,492,052
Senior Housing Properties Trust	6.75%	4/15/2020	43,603	47,690,738
Senior Housing Properties Trust	6.75%	12/15/2021	4,525	4,970,210
SL Green Realty Corp.	5.00%	8/15/2018	11,525	12,012,196
SL Green Realty Corp.	7.75%	3/15/2020	34,295	40,456,302
Ventas Realty LP	1.55%	9/26/2016	500	500,292
Vereit Operating Partnership LP	2.00%	2/6/2017	59,135	58,336,677
Vereit Operating Partnership LP	3.00%	2/6/2019	102,084	97,490,220
Weyerhaeuser Co.	7.375%	10/1/2019	4,381	4,969,824
Total				763,522,011

Retail 0.44%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	71,738	17,446,207
Dollar General Corp.	4.125%	7/15/2017	41,813	43,150,431
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	10,081	7,156,502
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	23,771	14,440,882
QVC, Inc.	3.125%	4/1/2019	6,335	6,301,957
Rite Aid Corp.	9.25%	3/15/2020	4,651	4,912,619
Serta Simmons Bedding LLC†	8.125%	10/1/2020	50,814	52,465,455
Walgreen Co.	5.25%	1/15/2019	1,000	1,076,618
Yum! Brands, Inc.	6.25%	4/15/2016	1,698	1,706,914
Total				148,657,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.18%

Allegheny Technologies, Inc.	9.375%	6/1/2019	$70,746	$59,426,640

Technology 0.79%

Alibaba Group Holding Ltd. (China)(c)(d)	1.625%	11/28/2017	48,570	48,337,641
Alibaba Group Holding Ltd. (China)(c)	2.50%	11/28/2019	63,412	63,056,639
Baidu, Inc. (China)(c)	2.25%	11/28/2017	18,800	18,879,204
Baidu, Inc. (China)(c)(d)	2.75%	6/9/2019	14,800	14,840,952
Baidu, Inc. (China)(c)	3.25%	8/6/2018	14,500	14,784,664
Expedia, Inc.	7.456%	8/15/2018	46,996	51,979,409
Tencent Holdings Ltd. (China)†(c)	2.00%	5/2/2017	14,800	14,849,506
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	25,350	26,036,808
Tencent Holdings Ltd. (China)†(c)	4.625%	12/12/2016	13,100	13,409,671
Total				266,174,494

Telecommunications 1.50%

America Movil SAB de CV (Mexico)(c)	1.502%#	9/12/2016	19,400	19,404,637
AT&T, Inc.	2.45%	6/30/2020	39,130	38,923,667
AT&T, Inc.	2.80%	2/17/2021	73,114	73,980,620
AT&T, Inc.	5.50%	2/1/2018	20,226	21,567,125
AT&T, Inc.	5.80%	2/15/2019	8,504	9,389,368
CenturyLink, Inc.	5.625%	4/1/2020	1,359	1,381,084
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	19,300	15,150,500
Embarq Corp.	7.082%	6/1/2016	44,024	44,486,252
Frontier Communications Corp.	8.50%	4/15/2020	44,387	45,330,224
Frontier Communications Corp.†	8.875%	9/15/2020	74,815	77,527,044
Frontier Communications Corp.	9.25%	7/1/2021	19,325	19,397,469
Sable International Finance Ltd.†	8.75%	2/1/2020	25,052	26,241,970
T-Mobile USA, Inc.	6.464%	4/28/2019	66,220	68,372,150
T-Mobile USA, Inc.	6.625%	11/15/2020	36,626	38,274,170
VimpelCom Holdings BV (Netherlands)†(c)	5.20%	2/13/2019	4,800	4,782,960
Total				504,209,240

Transportation: Miscellaneous 0.08%

Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%	5/11/2016	12,700	12,795,250
Ryder System, Inc.	5.85%	11/1/2016	14,750	15,197,205
Total				27,992,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wholesale 0.06%

HD Supply, Inc.	11.50%	7/15/2020	$17,059	$18,935,490
Total Corporate Bonds (cost $15,222,140,053)				14,624,518,576

FLOATING RATE LOANS(e) 4.41%

Air Transportation 0.02%

Delta Air Lines, Inc. 2014 Term Loan B2	2.686%	4/18/2016	8,233	8,235,190

Biotechnology Research & Production 0.10%

Amgen, Inc. Term Loan	1.607%	9/18/2018	32,857	32,801,834

Business Services 0.15%

Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	37,237	36,306,199
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	16,958	12,845,364
Total				49,151,563

Computer Software 0.36%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	69,455	69,563,505
First Data Corp. 2018 2nd New Term Loan B	3.934%	9/24/2018	1,950	1,925,274
First Data Corp. 2018 New Dollar Term Loan	3.934%	3/23/2018	49,006	48,460,622
Total				119,949,401

Containers 0.07%

Owens-Illinois Inc. Facility B Term Loan	3.50%	9/1/2022	23,368	23,365,511

Drugs 0.21%

Allergan plc Term Loan A1	2.183%	10/31/2017	2,045	2,045,335
Express Scripts Holding Co. 2 Year Term Loan	1.564%	4/28/2017	27,400	27,348,762
Express Scripts Holding Co. 5 Year Term Loan	1.689%	4/28/2020	32,906	32,810,328
Warner Chilcott Corp. 3 Year Term Loan	1.933%	8/1/2016	5,007	4,998,077
Warner Chilcott Corp. 5 Year Term Loan A	2.058%	8/1/2018	3,518	3,511,354
Total				70,713,856

Electric: Power 0.20%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	25,515	23,218,320
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	15,299	13,769,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	$9,149	$7,959,524
Texas Competitive Electric Holdings Co. LLC DIP Term Loan	3.75%	11/7/2016	22,533	22,378,247
Total				67,325,518

Electrical Equipment 0.34%

Avago Technologies Cayman Holdings Ltd. Term B1 Dollar Loan	4.25%	2/1/2023	86,450	85,382,775
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(c)	3.00%	10/14/2021	30,906	30,503,308
Total				115,886,083

Entertainment 0.17%

Kasima LLC Term Loan	3.25%	5/17/2021	58,064	57,374,717

Financial Services 0.26%

Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%	3/6/2021	66,290	65,938,000
Synchrony Financial Term Loan	2.329%	8/5/2019	21,561	21,520,943
Total				87,458,943

Financial: Miscellaneous 0.05%

Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	15,879	15,482,074

Food/Beverage 0.13%

Aramark Corp. Term Loan E	3.25%	9/7/2019	42,220	42,129,914

Gaming 0.29%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	99,234	98,861,738

Health Care Products 0.35%

Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(c)	3.25%	3/19/2021	77,469	76,016,794
Zimmer Holdings, Inc. Term Loan A	1.804% - 1.994%	5/29/2019	40,450	40,349,074
Total				116,365,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.18%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.993%	10/30/2017	$44,081	$43,805,420
Laboratory Corp. of America Holdings Term Loan	1.689%	12/19/2019	16,385	16,395,740
Total				60,201,160

Household Equipment/Products 0.04%

Dell International LLC Term Loan B2	4.00%	4/29/2020	13,704	13,658,544

Lodging 0.44%

Jack Ohio Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,933	2,652,080
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	145,475	144,984,179
Total				147,636,259

Media 0.71%

AMC Networks, Inc. Term Loan A	1.928%	12/16/2019	132,624	130,801,263
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	72,900	71,396,289
CSC Holdings LLC Term Loan B	2.939%	4/17/2020	38,187	37,932,324
Total				240,129,876

Miscellaneous 0.17%

Harris Corp. 3 Year Tranche Term Loan	1.94%	5/29/2018	11,730	11,730,442
Harris Corp. 5 Year Tranche Term Loan	1.94%	5/29/2020	44,567	44,566,500
Total				56,296,942

Oil 0.00%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	7,322	768,810

Retail 0.07%

Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	24,090	24,067,476

Telecommunications 0.10%

AT&T, Inc. 1st Lien Delayed Draw Term Loan	1.416%	3/2/2018	19,465	19,416,338
DigitalGlobe, Inc. Term Loan	4.75%	1/31/2020	15,851	15,702,672
Total				35,119,010
Total Floating Rate Loans (cost $1,506,708,265)				1,482,980,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)			Fair Value
FOREIGN BONDS(b) 0.05%

France 0.02%

SMCP SAS†	8.875%	6/15/2020	EUR	6,469		$7,432,639

United Kingdom 0.03%

R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	9,176		10,044,604
Total Foreign Bonds (cost $20,255,344)						17,477,243

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.17%

Argentina 0.03%

City of Buenos Aires†	9.95%	3/1/2017		$8,100		8,455,793
Provincia de Neuquen†	7.875%	4/26/2021		2,109		2,077,168
Total						10,532,961

Brazil 0.02%

Federal Republic of Brazil	8.00%	1/15/2018		5,178		5,475,500

Dominican Republic 0.02%

Dominican Republic†	9.04%	1/23/2018		6,068		6,432,312

Gabon 0.00%

Republic of Gabon†	6.375%	12/12/2024		—	(f)	212

Ghana 0.05%

Republic of Ghana†	8.50%	10/4/2017		16,925		16,337,533

Indonesia 0.04%

Republic of Indonesia†	6.875%	1/17/2018		11,823		12,878,640

Peru 0.01%

Republic of Peru	8.375%	5/3/2016		3,900		3,947,775
Total Foreign Government Obligations (cost $55,991,945)						55,604,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.16%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536	%#	10/25/2030	$51,714	$53,671,815
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161	%#	9/25/2044	4,165	4,267,673
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.028	%#	11/25/2044	6,835	7,033,173
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	6,970	7,155,339
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751	%#	2/25/2045	6,800	6,779,307
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741	%#	4/25/2045	31,200	31,785,783
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741	%#	4/25/2045	8,343	8,524,907
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821	%#	6/25/2047	11,400	11,644,411
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562	%#	8/25/2045	17,975	18,214,263
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562	%#	8/25/2045	20,300	20,378,866
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.104	%#	3/25/2045	5,000	5,059,987
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.369	%#	5/25/2045	12,100	12,183,249
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165	%#	4/25/2046	35,440	35,410,875
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009	%#	10/25/2047	37,094	36,619,130
Federal Home Loan Mortgage Corp. K503 X1 IO	0.617	%#	8/25/2019	296,129	4,478,156
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	12,279	12,488,060
Government National Mortgage Assoc. 2013-171 IO	1.021	%#	6/16/2054	50,862	3,974,503
Government National Mortgage Assoc. 2013-193 IO	1.088	%#	1/16/2055	130,428	10,217,678
Government National Mortgage Assoc. 2014-15 IO	0.996	%#	8/16/2054	68,590	4,807,293
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	17,714	17,898,553
Government National Mortgage Assoc. 2014-64 IO	1.307	%#	12/16/2054	73,899	6,224,017
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	7,871	8,033,532
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	11,920	11,959,415
Government National Mortgage Assoc. 2014-78 IO	0.80	%#	3/16/2056	69,145	4,377,060
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	49,049	49,829,543
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	25,617	26,707,206
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	20,292	20,570,021
Government National Mortgage Assoc. 2014-164 AK	2.90%		3/16/2055	18,978	19,814,051
Government National Mortgage Assoc. 2014-172 A	3.05%		1/16/2049	13,997	14,596,932
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	47,295	48,685,742
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	45,600	46,986,045
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	45,312	46,545,478
Government National Mortgage Assoc. 2015-33 AS	2.90%		5/16/2054	40,666	42,067,083
Government National Mortgage Assoc. 2015-41 AD	2.90%		8/16/2055	45,660	47,229,099
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	19,538	20,149,889
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $724,186,461)					726,368,134

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.17%

Federal Home Loan Mortgage Corp.	2.267	%#	2/1/2038	10,463	11,044,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.458	%#	12/1/2039	$21,087	$22,216,378
Federal Home Loan Mortgage Corp.	2.474	%#	5/1/2036	11,301	11,894,701
Federal Home Loan Mortgage Corp.	2.479	%#	4/1/2037	21,114	22,129,878
Federal Home Loan Mortgage Corp.	2.497	%#	10/1/2038	13,042	13,752,132
Federal Home Loan Mortgage Corp.	2.498	%#	5/1/2037	14,904	15,797,627
Federal Home Loan Mortgage Corp.	2.51	%#	12/1/2036	29,793	31,467,874
Federal Home Loan Mortgage Corp.	2.567	%#	6/1/2041	8,094	8,565,975
Federal Home Loan Mortgage Corp.	2.621	%#	9/1/2035	9,515	10,032,154
Federal Home Loan Mortgage Corp.	2.653	%#	9/1/2036	26,649	28,152,773
Federal Home Loan Mortgage Corp.	2.778	%#	12/1/2035	10,284	10,942,761
Federal Home Loan Mortgage Corp.	2.813	%#	2/1/2037	13,151	13,947,211
Federal Home Loan Mortgage Corp.	3.084	%#	10/1/2043	8,051	8,354,993
Federal Home Loan Mortgage Corp.	3.137	%#	11/1/2043	7,736	8,066,382
Federal Home Loan Mortgage Corp.	3.199	%#	12/1/2040	6,673	6,987,111
Federal Home Loan Mortgage Corp.	3.394	%#	6/1/2042	36,145	38,462,254
Federal Home Loan Mortgage Corp.	3.708	%#	12/1/2040	13,547	14,314,159
Federal National Mortgage Assoc.	2.108	%#	6/1/2038	9,154	9,603,989
Federal National Mortgage Assoc.	2.274	%#	10/1/2035	29,177	30,871,742
Federal National Mortgage Assoc.	2.314	%#	3/1/2039	13,568	14,171,155
Federal National Mortgage Assoc.	2.324	%#	2/1/2036	16,225	16,944,209
Federal National Mortgage Assoc.	2.328	%#	12/1/2035	30,852	32,464,245
Federal National Mortgage Assoc.	2.338	%#	8/1/2034	22,364	23,608,751
Federal National Mortgage Assoc.	2.359	%#	9/1/2036	11,408	11,985,777
Federal National Mortgage Assoc.	2.362	%#	11/1/2036	13,525	14,301,009
Federal National Mortgage Assoc.	2.37	%#	8/1/2037	16,068	16,948,820
Federal National Mortgage Assoc.	2.406	%#	3/1/2038	19,124	20,130,263
Federal National Mortgage Assoc.	2.413	%#	4/1/2038	23,245	24,431,106
Federal National Mortgage Assoc.	2.43	%#	8/1/2038	10,713	11,271,560
Federal National Mortgage Assoc.	2.439	%#	1/1/2038 - 9/1/2038	22,310	23,510,867
Federal National Mortgage Assoc.	2.455	%#	12/1/2036	11,344	11,922,873
Federal National Mortgage Assoc.	2.46	%#	10/1/2036	20,738	21,890,510
Federal National Mortgage Assoc.	2.491	%#	7/1/2040	15,545	16,450,183
Federal National Mortgage Assoc.	2.551	%#	10/1/2036	12,776	13,471,437
Federal National Mortgage Assoc.	2.554	%#	1/1/2038	9,729	10,159,325
Federal National Mortgage Assoc.	2.561	%#	3/1/2038	10,479	11,073,131
Federal National Mortgage Assoc.	2.562	%#	12/1/2038	9,876	10,464,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.563	%#	11/1/2038	$19,866	$20,908,511
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,908	15,329,743
Federal National Mortgage Assoc.	2.72	%#	12/1/2045	23,915	24,662,245
Federal National Mortgage Assoc.	2.735	%#	12/1/2045	21,842	22,531,185
Federal National Mortgage Assoc.	2.844	%#	10/1/2045	25,950	26,980,700
Federal National Mortgage Assoc.	2.893	%#	6/1/2042	21,695	22,507,805
Federal National Mortgage Assoc.	2.936	%#	5/1/2042	45,351	47,063,859
Federal National Mortgage Assoc.	3.146	%#	3/1/2042	31,852	33,650,771
Federal National Mortgage Assoc.	3.317	%#	1/1/2041	32,544	34,131,741
Federal National Mortgage Assoc.	3.365	%#	12/1/2040	14,963	15,739,593
Federal National Mortgage Assoc.	3.41	%#	12/1/2040	30,303	31,937,907
Federal National Mortgage Assoc.	3.454	%#	10/1/2040	10,020	10,625,941
Federal National Mortgage Assoc.	3.459	%#	8/1/2041	18,546	19,356,101
Federal National Mortgage Assoc.	3.485	%#	11/1/2040	45,409	48,000,341
Federal National Mortgage Assoc.	3.692	%#	1/1/2042	28,380	29,946,752
Federal National Mortgage Assoc.	3.695	%#	1/1/2041	17,012	17,974,509
Federal National Mortgage Assoc.	3.964	%#	4/1/2040	11,760	12,473,388
Federal National Mortgage Assoc.	4.179	%#	7/1/2040	8,177	8,678,381
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,775	2,012,549
Total Government Sponsored Enterprises Pass-Throughs (cost $1,068,214,348)					1,066,316,173

MUNICIPAL BONDS 0.66%

Miscellaneous

IL State GO	2.42%		4/1/2017	3,935	3,957,823
IL State GO	2.77%		4/1/2018	9,500	9,556,335
IL State GO	4.35%		6/1/2018	6,690	6,867,352
IL State GO	4.833%		2/1/2017	3,675	3,769,558
IL State GO	5.297%		4/1/2018	3,375	3,558,229
IL State GO	5.365%		3/1/2017	6,285	6,508,872
IL State GO	5.375%		7/1/2018	700	741,034
IL State GO	5.665%		3/1/2018	6,515	6,892,023
IL State GO	5.877%		3/1/2019	10,535	11,418,781
IL State GO (AGM)	5.09%		4/1/2017	400	414,844
Kentucky Pub Transprtn Infrast Auth	3.22%		7/1/2017	3,855	3,927,705
New Jersey Bldg Auth	2.033%		6/15/2017	775	777,898
New Jersey Econ Dev Auth	1.096%		6/15/2016	29,030	29,063,384
New Jersey Econ Dev Auth	1.348%		3/1/2017	1,900	1,898,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS (continued)

New Jersey Econ Dev Auth	1.648%	3/1/2018	$1,000	$991,990
New Jersey Econ Dev Auth	1.802%	6/15/2017	2,425	2,431,111
New Jersey Econ Dev Auth	2.421%	6/15/2018	20,745	20,720,728
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	13,255	12,196,986
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2020	14,750	13,056,700
New Jersey Econ Dev Auth (NPFGC)	Zero Coupon	2/15/2017	4,900	4,827,725
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	32,800	32,768,512
New Jersey Transp Tr Fnd Auth	1.758%	12/15/2018	7,165	7,026,572
New Jersey Transp Tr Fnd Auth	3.60%	12/15/2017	280	287,983
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2018	1,140	1,219,105
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	10,940	11,842,441
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2019	6,900	7,571,094
NJ Trans Trust Fund	5.00%	6/15/2019	1,000	1,086,200
NYC IDA - American Airlines AMT	2.00%	8/1/2028	9,600	9,624,672
San Luis Opispo Cnty CA	7.45%	9/1/2019	6,450	7,575,138
Total Municipal Bonds (cost $221,856,084)				222,578,990

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.07%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%#	8/10/2035	214,200	4,822,413
A10 Bridge Asset Financing LLC 2015-AA A†	2.477%#	5/15/2030	102,496	102,496,489
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	39,476	40,964,933
Aventura Mall Trust 2013-AVM A†	3.743%#	12/5/2032	51,464	54,384,716
Aventura Mall Trust 2013-AVM D†	3.743%#	12/5/2032	5,000	4,989,532
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	1.827%#	6/15/2028	10,000	9,961,762
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%#	6/15/2028	215,533	218,724,052
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%#	6/15/2028	23,050	23,088,332
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%#	6/15/2028	23,040	22,788,424
BAMLL-DB Trust 2012-OSI A2FX†	3.352%	4/13/2029	30,134	30,356,218
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%	10/10/2045	139,012	141,032,456
Banc of America Commercial Mortgage Trust 2007-2 AM	5.618%#	4/10/2049	125,968	129,175,646
Banc of America Commercial Mortgage Trust 2007-3 AM	5.543%#	6/10/2049	45,215	46,647,339
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%	6/10/2049	24,919	25,627,263
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.59%#	6/24/2050	25,851	26,817,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.091	%#	12/24/2049	$7,504	$7,730,763
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	23,312	23,625,394
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.942	%#	2/15/2051	9,770	9,949,095
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.652	%#	2/17/2051	10,000	10,585,000
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	32,275	32,172,630
BB-UBS Trust 2012-TFT B†	3.468	%#	6/5/2030	7,850	7,701,112
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,599,429
BBCMS Trust 2015-STP C†	4.284	%#	9/10/2028	23,900	23,874,353
BBCMS Trust 2015-STP XA IO†	0.962	%#	9/10/2028	336,700	13,846,787
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	22,199	22,137,464
BCAP LLC Trust 2013-RR3 4A1†	0.587	%#	11/26/2036	5,773	5,607,165
BCAP LLC Trust 2014-RR1 5A1†	0.577	%#	5/26/2037	3,687	3,676,447
BCRR Trust 2009-1 1A2†	5.794	%#	8/17/2045	21,298	22,023,585
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,254,776
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.721	%#	6/11/2040	29,308	30,261,860
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.885	%#	6/11/2050	7,154	7,477,990
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,615	6,072,865
Boca Hotel Portfolio Trust 2013-BOCA D†	3.481	%#	8/15/2026	26,640	26,466,113
Boca Hotel Portfolio Trust 2013-BOCA E†	4.181	%#	8/15/2026	30,000	29,857,449
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#	3/10/2033	103,040	3,537,095
Carefree Portfolio Trust 2014-CARE A†	1.747	%#	11/15/2019	31,596	31,532,378
Carefree Portfolio Trust 2014-CARE B†	2.277	%#	11/15/2019	19,350	19,043,620
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	196	196,499
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.574	%#	12/15/2047	8,307	9,576,168
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.377	%#	6/15/2031	17,783	17,741,423
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.491	%#	6/15/2031	39,333	140,025
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,822,152
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,157,783
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.786	%#	4/10/2028	8,000	7,650,879
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786	%#	4/10/2028	7,519	6,825,399
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.705	%#	12/10/2049	153,472	155,343,392
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	7,938,343
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	13,531,146
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.166	%#	9/10/2045	218,445	2,231,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	$40,010	$40,128,474
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.852	%#	4/10/2046	603,347	41,524,968
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	19,981,977
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	11,909,121
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	8,600	8,502,274
Citigroup Commercial Mortgage Trust 2014-388G B†	1.477	%#	6/15/2033	25,448	24,615,255
Citigroup Commercial Mortgage Trust 2014-388G C†	1.827	%#	6/15/2033	16,250	15,635,899
Citigroup Commercial Mortgage Trust 2014-388G XCP IO†	0.643%		6/15/2033	753,631	708,413
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.299	%#	5/10/2047	270,988	21,014,422
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.226	%#	7/10/2047	120,131	2,297,241
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.442	%#	2/10/2048	128,045	11,935,622
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.476	%#	6/10/2048	254,890	8,254,835
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.911	%#	11/10/2048	183,017	10,976,538
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.356	%#	2/10/2049	103,932	10,043,469
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.567	%#	7/25/2036	9,870	9,317,314
Citigroup Mortgage Loan Trust 2013-A A†	3.00%		5/25/2042	7,376	7,329,856
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461%		4/15/2047	19,780	20,428,373
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	84,035	86,895,501
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	11,440	11,774,361
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.004	%#	7/10/2046	17,961	19,771,519
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	4,983,703
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399	%#	2/10/2029	525,000	5,294,468
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.929	%#	10/15/2045	271,193	23,063,465
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.381	%#	12/10/2044	85,981	7,788,202
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	31,070	30,914,814
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	15,240	15,663,770
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	115,710	116,123,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	$50,205	$50,385,538
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.488	%#	3/10/2046	333,053	22,279,132
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,086,221
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.70	%#	6/10/2046	603,421	17,897,175
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	21,652	22,196,314
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	62,485	62,684,046
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	29,707	29,366,326
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	1.428	%#	6/8/2030	985	983,583
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.028	%#	6/8/2030	14,775	14,735,617
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.428	%#	6/8/2030	29,195	29,103,535
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.078	%#	6/8/2030	15,297	15,245,541
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256	%#	3/10/2031	265,903	5,143,202
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.289	%#	8/10/2047	116,799	7,954,467
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.011	%#	12/10/2047	139,775	8,495,972
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.032	%#	7/13/2031	10,279	9,880,758
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.577	%#	10/15/2031	8,869	8,775,842
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.329	%#	6/11/2027	37,500	36,607,740
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.729	%#	6/11/2027	20,050	19,377,006
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	2.079	%#	6/11/2027	30,247	29,038,611
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.008	%#	10/10/2047	157,815	7,959,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.577	%#	6/15/2034	$12,896	$12,631,856
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.177	%#	6/15/2034	19,574	19,072,908
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.827	%#	6/15/2034	31,139	30,174,722
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.373	%#	6/15/2034	411,391	4,081,209
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,350,975
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.093	%#	9/10/2047	267,482	15,694,947
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#	5/10/2048	6,900	6,975,175
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.794	%#	7/10/2050	193,066	9,260,130
Commercial Mortgage Trust 2006-GG7 AM	5.892	%#	7/10/2038	78,860	78,932,550
Core Industrial Trust 2015-CALW A†	3.04%		2/10/2034	6,440	6,524,618
Core Industrial Trust 2015-CALW XA IO†	0.81	%#	2/10/2034	99,819	4,376,564
Core Industrial Trust 2015-WEST XA IO†	0.935	%#	2/10/2037	183,565	13,502,124
Core Industrial Trust 2015-WEST XB IO†	0.703	%#	2/10/2037	90,323	5,116,346
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	33,690	34,179,236
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.067	%#	2/15/2041	31,550	33,235,616
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,600	2,700,231
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,669,767
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,634,924
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	78,151	79,110,008
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.952	%#	9/15/2039	11,500	11,991,379
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.777	%#	12/16/2049	21,825	22,731,330
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.537	%#	2/27/2037	6,951	6,624,639
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.739	%#	6/26/2036	9,316	9,396,357
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%		7/27/2036	4,508	4,382,974
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%		6/27/2037	28,453	27,800,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.754	%#	11/22/2046	$65,221	$59,172,845
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.777	%#	9/15/2038	9,616	9,282,092
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.227	%#	9/15/2038	29,782	28,530,197
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	115,519	5,193,154
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.747	%#	4/15/2029	9,507	9,397,351
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.281	%#	4/15/2029	28,546	27,389,736
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	14,422,032
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,103,347
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	5,686	5,701,210
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	19,513	20,256,186
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	12,484	12,502,883
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	6,825	7,331,663
DBUBS Mortgage Trust 2011-LC2A C†	5.49	%#	7/10/2044	5,000	5,319,579
DBUBS Mortgage Trust 2011-LC2A D†	5.49	%#	7/10/2044	8,790	8,933,648
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	3,200	3,295,002
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	23,001	23,750,456
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#	6/10/2034	45,452	1,071,065
EQTY Mortgage Trust 2014-INNS C†	2.028	%#	5/8/2031	4,150	3,968,634
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	15,045	15,022,915
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	59,885	59,708,297
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	64,273	64,045,371
Extended Stay America Trust 2013-ESH7 D7†	4.036	%#	12/5/2031	25,115	25,123,193
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382	%#	12/15/2019	19,935	19,829,406
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382	%#	12/15/2019	31,980	29,454,843
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	12,555	13,034,664
GRACE Mortgage Trust 2014-GRCE B†	3.52%		6/10/2028	4,450	4,554,600
Great Wolf Trust 2015-WOLF A†	1.877	%#	5/15/2034	9,500	9,342,183
Great Wolf Trust 2015-WOLF C†	2.927	%#	5/15/2034	9,500	8,972,853
Great Wolf Trust 2015-WOLF F†	5.427	%#	5/15/2034	5,000	4,568,886
GS Mortgage Securities Corp. II 2012-GCJ9 XA IO	2.312	%#	11/10/2045	118,107	11,250,537
GS Mortgage Securities Corp. II 2012-GCJ9 XB IO†	0.403	%#	11/10/2045	93,111	2,219,533
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	22,360	22,660,891
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	19,505	19,596,240
GS Mortgage Securities Corp. II 2013-KING C†	3.435	%#	12/10/2027	19,750	19,658,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2013-KING E†	3.435%#	12/10/2027	$3,000	$2,813,913
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%	6/5/2031	3,510	3,622,205
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%	6/5/2031	25,715	26,019,234
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	35,200	35,349,435
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	13,750	13,857,755
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%	1/10/2030	40,000	40,316,832
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%	1/10/2030	16,122	16,038,633
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%	1/10/2031	12,370	12,547,377
GS Mortgage Securities Trust 2006-GG8 AM	5.591%	11/10/2039	61,563	62,378,168
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	12/14/2049	15,553	15,832,742
GS Mortgage Securities Trust 2010-C1 D†	6.076%#	8/10/2043	2,309	2,292,680
GS Mortgage Securities Trust 2010-C2 A1†	3.849%	12/10/2043	6,606	6,839,684
GS Mortgage Securities Trust 2011-GC3 C†	5.637%#	3/10/2044	5,000	5,330,445
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.048%#	1/10/2045	205,829	17,700,372
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	18,153	17,909,881
GS Mortgage Securities Trust 2013-GC12 A2	2.011%	6/10/2046	93,161	93,480,524
GS Mortgage Securities Trust 2013-GC12 XA IO	1.722%#	6/10/2046	576,707	44,584,037
GS Mortgage Securities Trust 2014-GC26 XA IO	1.101%#	11/10/2047	105,899	7,136,091
GS Mortgage Securities Trust 2015-GS1 XA IO	0.844%#	11/10/2048	96,801	6,222,041
H/2 Asset Funding 2014-1 Ltd.	2.103%	3/19/2037	91,280	87,462,451
H/2 Asset Funding 2015-1A-AFL	1.846%	6/24/2049	46,808	44,636,305
H/2 Asset Funding 2015-1A-AFX	3.353%	6/24/2049	23,393	22,964,331
H/2 Asset Funding 2015-1A-BFX	3.993%	6/24/2049	23,250	21,184,528
HILT Mortgage Trust 2014-ORL B†	1.627%#	7/15/2029	7,600	7,246,950
HILT Mortgage Trust 2014-ORL C†	2.027%#	7/15/2029	9,550	9,126,927
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%#	8/5/2034	150,785	16,121,178
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%#	8/5/2034	171,661	12,746,688
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	53,587	53,598,669
Irvine Core Office Trust 2013-IRV XA IO†	1.105%#	5/15/2048	109,195	4,364,236
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	23,675	24,054,915
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	16,735	17,068,880
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.699%#	2/12/2049	14,309	14,651,449
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.446%#	12/5/2027	5,730	6,620,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	$9,835	$10,131,508
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	1,500	1,580,527
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	11,946	12,602,947
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.26	%#	12/15/2047	417,771	24,366,478
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	79,404	80,830,183
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.846	%#	7/15/2045	211,753	6,699,535
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	35,500	36,243,146
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.544	%#	4/15/2046	141,862	9,975,100
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.331	%#	4/15/2027	19,385	19,161,766
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.681	%#	4/15/2027	14,300	13,983,800
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	41,818	43,358,169
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.256	%#	4/15/2047	128,444	5,949,185
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281	%#	4/15/2047	34,361	859,025
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.081	%#	11/15/2047	121,810	7,138,743
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.006	%#	11/15/2047	210,497	12,896,510
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.179	%#	1/15/2048	208,414	13,623,664
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	129,292	133,933,234
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	18,837	19,283,661
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	13,129	13,101,459
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#	6/10/2027	5,000	4,838,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	$102,274	$1,373,028
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	45,476	119,147
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.631	%#	12/15/2030	9,750	9,653,349
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.531	%#	12/15/2030	19,000	18,794,836
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.527	%#	7/15/2031	10,400	10,017,973
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.347	%#	6/15/2029	37,625	37,087,655
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.131	%#	6/15/2029	8,650	8,527,942
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	3,055,389
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.957	%#	5/15/2048	107,651	5,185,022
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.721	%#	7/15/2048	151,972	6,175,821
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,212,092
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.377	%#	1/15/2032	5,350	5,035,509
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,036,015
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621	%#	9/5/2032	10,900	10,915,421
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688	%#	9/5/2032	242,750	7,009,406
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	13,639	13,669,030
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.637	%#	3/18/2051	51,570	55,427,565
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.782	%#	6/18/2049	18,100	18,703,040
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898	%#	5/15/2031	2,000	2,004,604
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857	%#	11/14/2027	190,968	196,037,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	$16,023	$15,991,664
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	3.622	%#	11/14/2027	12,889	12,935,088
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.876	%#	6/15/2038	75,239	75,719,341
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	61,361	62,354,305
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	124,616	127,583,605
LMREC, Inc. 2015-CRE1 A†	2.184	%#	2/22/2032	52,185	51,304,639
LMREC, Inc. 2015-CRE1 B†	3.934	%#	2/22/2032	6,700	6,448,884
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	114,898	2,948,633
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	19,014	19,252,664
Madison Avenue Trust 2013-650M D†	4.034	%#	10/12/2032	5,175	5,089,729
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	5,776	5,644,575
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	6,005	5,868,288
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	41,048	41,853,203
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	170,262	172,430,406
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	21,221	21,057,110
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	27,620	28,385,637
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,730	45,157,588
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	71,022	71,584,398
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.324	%#	5/15/2046	274,626	16,071,861
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.335	%#	5/15/2046	119,710	2,621,541
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.158	%#	12/15/2047	170,340	10,856,919
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.715	%#	4/12/2049	77,035	79,432,822
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.918	%#	6/11/2049	60,273	62,721,120
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.591	%#	3/15/2045	281,439	22,005,334
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	32,285	32,209,768
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	7,225	7,517,727
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	260,000	1,627,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2014-MP A†	3.469%	8/11/2029	$5,630	$5,845,976
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.794%#	8/12/2045	96,745	99,111,499
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.794%#	8/15/2045	89,797	93,011,283
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%	3/27/2051	33,106	32,791,622
Motel 6 Trust 2015-MTL6 A2†	2.605%	2/5/2030	133,911	133,333,817
Motel 6 Trust 2015-MTL6 B†	3.298%	2/5/2030	25,047	24,791,220
Motel 6 Trust 2015-MTL6 C†	3.644%	2/5/2030	24,382	23,927,305
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	26,120	25,294,180
Motel 6 Trust 2015-MTL6 E†	5.279%	2/5/2030	21,600	20,548,916
Motel 6 Trust 2015-MTL6 F†	5.00%	2/5/2030	5,250	4,793,167
MSCG Trust 2015-ALDR A1†	2.612%	6/7/2035	12,562	12,698,075
NLY Commercial Mortgage Trust 2014-FL1 B†	2.177%#	11/15/2030	13,811	13,736,147
NLY Commercial Mortgage Trust 2014-FL1 C†	3.027%#	11/15/2030	3,954	3,924,779
NLY Commercial Mortgage Trust 2014-FL1 D†	4.227%#	11/15/2030	4,943	4,918,980
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.286%#	8/25/2029	11,603	11,646,206
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.436%#	8/25/2029	51,750	52,197,643
PFP III Ltd. 2014-1 AS†	2.077%#	6/14/2031	13,335	13,334,748
PFP III Ltd. 2014-1 B†	2.777%#	6/14/2031	6,500	6,502,885
PFP III Ltd. 2014-1 C†	3.327%#	6/14/2031	29,786	29,772,427
Prima Capital CRE Securization 2006-1	2.55%	8/24/2049	144,461	142,727,468
Prima Capital Ltd.	2.214%	5/24/2021	43,880	43,790,266
RAIT Trust 2014-FL2 B†	2.577%#	5/13/2031	6,695	6,559,399
RBSCF Trust 2009-RR2 CWB†	5.223%	8/16/2048	14,900	15,091,535
RBSCF Trust 2010-RR3 MSCB†	5.917%#	6/16/2049	5,390	5,650,519
RBSCF Trust 2010-RR3 WBTB†	5.953%#	2/16/2051	22,942	23,648,487
RBSSP Resecuritization Trust 2013-3 1A1	0.587%#	11/26/2036	7,051	6,762,890
RCMC LLC 2012-CRE1 A†	5.624%	11/15/2044	13,594	13,706,591
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	10/8/2020	35,820	35,505,448
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%	6/25/2055	37,154	37,726,958
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.48%#	4/15/2032	11,549	11,500,031
Selkirk Ltd. 1 A†	1.329%	2/20/2041	9,524	9,489,631
Selkirk Ltd. 3 A†	1.86%	12/20/2041	18,128	18,242,666
Sequoia Mortgage Trust 2012-4 A2	3.00%	9/25/2042	5,582	5,591,044
Structured Asset Securities Corp. 2005-14 2A1	5.75%	7/25/2035	2,815	2,792,252
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	12,674	12,775,562
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	7,714	7,767,572
TimberStar Trust I 2006-1A A†	5.668%	10/15/2036	66,428	67,526,281
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.664%#	5/10/2063	115,577	7,067,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.077%#	3/10/2046	$389,230	$21,801,772
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.296%#	4/10/2046	457,852	30,211,212
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%	1/10/2045	4,900	5,564,434
Vornado DP LLC Trust 2010-VNO A1†	2.97%	9/13/2028	17,777	18,261,539
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%	9/13/2028	14,787	15,802,290
Vornado DP LLC Trust 2010-VNO C†	5.28%	9/13/2028	6,120	6,581,020
Vornado DP LLC Trust 2010-VNO D†	6.356%	9/13/2028	9,926	10,911,487
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.303%#	10/15/2044	10,650	10,652,436
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	55,107	55,641,103
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	25,625	26,013,657
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	45,451	46,094,450
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	90,213	92,390,381
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.63%#	12/15/2043	50,000	47,167,740
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	213,053	218,964,611
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.506%#	1/25/2036	7,256	6,925,480
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%	11/15/2043	5,940	6,436,738
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.772%#	6/15/2048	155,703	7,908,307
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%	12/15/2048	9,888	10,307,321
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.603%#	12/15/2048	66,103	73,629,732
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74%#	12/15/2048	82,301	92,396,534
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.828%#	12/15/2047	172,343	9,468,640
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	3,310	3,430,585
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	3,057	3,057,138
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	29,045	30,555,682
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	2/15/2044	6,351	7,041,481
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	2,573	2,572,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%	6/15/2044	$8,469	$8,486,148
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	660	695,851
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,405,049
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.736%#	12/15/2045	66,263	5,383,213
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	7,575	7,670,183
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.519%#	6/15/2045	370,628	26,409,814
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	15,893	15,921,344
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.155%#	8/15/2045	70,352	5,792,162
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	49,000	49,224,670
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%	5/15/2045	28,000	28,102,242
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.413%#	5/15/2045	311,491	21,245,588
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%	9/15/2046	35,085	36,271,638
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%#	5/15/2047	256,847	16,076,749
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%#	5/15/2047	50,603	2,256,159
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.608%#	8/15/2047	77,369	3,763,382
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.949%#	9/15/2057	99,757	5,565,646
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.453%#	9/15/2057	37,769	1,265,390
WFCG Commercial Mortgage Trust 2015-BXRP C†	2.199%#	11/15/2029	4,017	3,846,539
WFCG Commercial Mortgage Trust 2015-BXRP D†	2.998%#	11/15/2029	2,089	2,016,084
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,646,517,230)				8,435,634,262

U.S. TREASURY OBLIGATION 1.41%

U.S. Treasury Note (cost $475,024,011)	0.875%	10/15/2017	473,310	474,030,851
Total Long-Term Investments (cost $32,366,167,021)				31,518,692,726

SHORT-TERM INVESTMENTS 5.35%

CORPORATE BONDS 0.74%

Automotive 0.18%

Ford Motor Credit Co. LLC	8.00%	12/15/2016	46,150	48,371,430
Hyundai Capital Services, Inc. (South Korea)†(c)	4.375%	7/27/2016	800	809,369
Volkswagen International Finance NV (Netherlands)†(c)	2.875%	4/1/2016	11,325	11,333,245
Total				60,514,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.00%

Lafarge SA (France)(c)	6.50%	7/15/2016	$500	$508,779

Financial Services 0.06%

International Lease Finance Corp.†	6.75%	9/1/2016	9,668	9,849,275
Raymond James Financial, Inc.	4.25%	4/15/2016	8,719	8,748,505
Total				18,597,780

Insurance 0.06%

Symetra Financial Corp.†	6.125%	4/1/2016	18,399	18,470,278
Unum Group	7.125%	9/30/2016	300	309,095
Total				18,779,373

Lodging 0.01%

Marriott International, Inc.	6.20%	6/15/2016	275	278,901
Wyndham Worldwide Corp.	6.00%	12/1/2016	3,770	3,910,255
Total				4,189,156

Machinery: Agricultural 0.11%

Bunge Ltd. Finance Corp.	4.10%	3/15/2016	36,641	36,684,236

Media 0.01%

Viacom, Inc.	2.50%	12/15/2016	3,430	3,445,339
Viacom, Inc.	6.25%	4/30/2016	751	756,832
Total				4,202,171

Natural Gas 0.02%

Sempra Energy	6.50%	6/1/2016	8,343	8,441,347

Office Furniture & Business Equipment 0.03%

Xerox Corp.	6.40%	3/15/2016	9,700	9,716,218
Xerox Corp.	7.20%	4/1/2016	1,763	1,769,633
Total				11,485,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.14%

Canadian Natural Resources Ltd. (Canada)(c)	0.978%#	3/30/2016	$1,000	$998,576
Canadian Natural Resources Ltd. (Canada)(c)	6.00%	8/15/2016	7,291	7,408,633
Marathon Petroleum Corp.	3.50%	3/1/2016	751	751,000
Noble Holding International Ltd.	3.05%	3/1/2016	26,506	26,506,000
Pioneer Natural Resources Co.	5.875%	7/15/2016	11,750	11,795,719
Total				47,459,928

Oil: Crude Producers 0.02%

ONEOK Partners LP	6.15%	10/1/2016	357	360,891
Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	3,008	3,023,091
TransCanada PipeLines Ltd. (Canada)(c)	7.69%	6/30/2016	2,150	2,190,268
Total				5,574,250

Paper & Forest Products 0.03%

International Paper Co.	5.25%	4/1/2016	9,715	9,743,960

Real Estate Investment Trusts 0.07%

BioMed Realty LP	3.85%	4/15/2016	14,090	14,103,343
Brandywine Operating Partnership LP	6.00%	4/1/2016	3,852	3,865,155
Liberty Property LP	5.50%	12/15/2016	928	954,780
Welltower, Inc.	6.20%	6/1/2016	3,071	3,108,055
Total				22,031,333

Telecommunications 0.00%

Qwest Corp.	8.375%	5/1/2016	1,200	1,213,380
Total Corporate Bonds (cost $249,643,527)				249,425,588

U.S. TREASURY OBLIGATIONS 1.61%

U.S. Treasury Note	0.875%	9/15/2016	250,570	251,054,602
U.S. Treasury Note	1.00%	9/30/2016	291,161	291,940,147
Total U.S. Treasury Obligations (cost $542,900,822)				542,994,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 3.00%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $100,000,000 of U.S. Treasury Note at 0.597% due 1/31/2018; $233,815,000 of U.S. Treasury Note at 1.125% due 2/28/2021; $22,000,000 of U.S. Treasury Note at 1.25% due 11/15/2018; $25,000,000 of U.S. Treasury Note at 1.375% due 6/30/2018; $125,000,000 of U.S. Treasury Note at 1.50% due 3/31/2019; $5,130,000 of U.S. Treasury Note at 1.75% due 12/31/2020; $200,590,000 of U.S. Treasury Note at 1.875% due 9/30/2017 and $272,675,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $1,020,245,945; proceeds: $1,000,241,056	$1,000,240	$1,000,240,222
Repurchase Agreement dated 2/29/2016, 0.24% due 3/1/2016 with J.P. Morgan Chase & Co. collateralized by $10,130,000 of Federal National Mortgage Assoc. at 1.625% due 2/22/2019; value: $10,216,472; proceeds: $10,000,067	10,000	10,000,000
Total Repurchase Agreement (cost $1,010,240,222)		1,010,240,222
Total Short-Term Investments (cost $1,802,784,571)		1,802,660,559
Total Investments in Securities 99.02% (cost $34,168,951,592)		33,321,353,285
Cash and Other Assets in Excess of Liabilities(g) 0.98%		331,047,167
Net Assets 100.00%		$33,652,400,452

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
IO	Interest Only.
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2016.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2016.
(f)	Amount is less than $1,000.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	5/16/2016	15,387,000	$17,472,877	$16,777,823	$695,054

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2016	23,694	Short	$(2,866,603,781)	$2,734,951

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2016	39,903	Long	$8,720,675,993	$(10,172,171)

Credit Default Swaps on Indexes - Sell Protection at February 29, 2016(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$11,342,472	$23,999,760	$(547,879)	$547,639	(240)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	11,673,295	24,699,753	(1,245,629)	1,245,382	(247)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	11,815,075	24,999,750	(585,018)	584,768	(250)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	20,256,503	22,910,300	(762,778)	673,078	(89,700)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	20,256,503	22,910,300	(782,561)	692,861	(89,700)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	26,892,195	29,476,955	(2,170,541)	2,147,496	(23,045)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	11,058,911	$23,399,766	$(1,180,410)	$1,180,176	$(234)
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	23,393,849	49,499,505	(2,497,021)	2,496,526	(495)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	8,719,103	9,861,390	(717,662)	679,052	(38,610)
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	10,869,869	22,999,770	(603,557)	603,327	(230)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	13,034,619	14,742,280	(1,147,492)	1,089,772	(57,720)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	21,577,579	24,404,450	(1,900,214)	1,804,664	(95,550)
						$(14,140,762)	$13,744,741	$(396,021)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,744,741. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.
*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(m)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$—	$1,873,279,454	$16,802,336	(4)	$1,890,081,790
Remaining Industries	—	2,511,786,040	—		2,511,786,040
Common Stock	92,397	—	—		92,397
Convertible Bonds
Oil	—	—	1,240,634	(5)	1,240,634
Retail	—	9,982,416	—		9,982,416
Corporate Bonds
Computer Software	—	155,857,025	4,343,700	(5)	160,200,725
Remaining Industries	—	14,713,743,439	—		14,713,743,439
Floating Rate Loans(6)
Air Transportation	—	8,235,190	—		8,235,190
Biotechnology Research & Production	—	32,801,834	—		32,801,834
Business Services	—	36,306,199	12,845,364		49,151,563
Computer Software	—	119,949,401	—		119,949,401
Containers	—	23,365,511	—		23,365,511
Drugs	—	32,810,328	37,903,528		70,713,856
Electric: Power	—	53,556,091	13,769,427		67,325,518
Electrical Equipment	—	115,886,083	—		115,886,083
Entertainment	—	57,374,717	—		57,374,717
Financial Services	—	87,458,943	—		87,458,943
Financial: Miscellaneous	—	—	15,482,074		15,482,074
Food/Beverage	—	42,129,914	—		42,129,914
Gaming	—	98,861,738	—		98,861,738
Health Care Products	—	76,016,794	40,349,074		116,365,868
Health Care Services	—	—	60,201,160		60,201,160
Household Equipment/Products	—	13,658,544	—		13,658,544
Lodging	—	147,636,259	—		147,636,259
Media	—	240,129,876	—		240,129,876
Miscellaneous	—	—	56,296,942		56,296,942
Oil	—	768,810	—		768,810
Retail	—	24,067,476	—		24,067,476
Telecommunications	—	15,702,672	19,416,338		35,119,010
Foreign Bonds	—	17,477,243	—		17,477,243
Foreign Government Obligations	—	55,604,933	—		55,604,933
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	697,464,361	28,903,773	(4)(7)	726,368,134
Government Sponsored Enterprises Pass-Throughs	—	1,066,316,173	—		1,066,316,173
Municipal Bonds	—	222,578,990	—		222,578,990
Non-Agency Commercial Mortgage-Backed Securities	—	7,751,756,515	683,877,747	(4)(8)	8,435,634,262
U.S. Treasury Obligations	—	1,017,025,600	—		1,017,025,600
Repurchase Agreement	—	1,010,240,222	—		1,010,240,222
Total	$92,397	$32,329,828,791	$991,432,097		$33,321,353,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(396,021)	—	(396,021)
Forward Foreign Currency Exchange Contracts
Assets	—	695,054	—	695,054
Liabilities	—	—	—	—
Futures Contracts
Assets	2,734,951	—	—	2,734,951
Liabilities	(10,172,171)	—	—	(10,172,171)
Total	$(7,437,220)	$299,033	$—	$(7,138,187)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Government Sponsored Enterprises Collateralized Mortgage Obligations categorized as Level 3 investment includes Federal Home Loan Mortgage Corp. 2012-K709 C and Federal Home Loan Mortgage Corp. 2012-K711 C.
(8)	Non-Agency Commercial Mortgage-Back Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Banc of America Re-REMIC Trust 2009-UB1 A4B, Citigroup Commercial Mortgage Trust 2009-RR1 CA4B, Citigroup Commercial Mortgage Trust 2010-RR2 CA3B, Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC, Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA, H/2 Asset Funding 2014-1 Ltd., H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, HILT Mortgage Trust 2014-ORL B, JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO, NorthStar Real Estate CDO Ltd. 2013 -1B, Prima Capital CRE Securization 2006-1, Prima Capital Ltd. and ReadyCap Commercial Mortgage Trust 2015-2 A.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Convertible Bonds	Corporate Bonds	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2015	$34,011,809	$1,240,631	$42,359,519	$260,385,180	$47,033,031	$715,235,787
Accrued discounts/premiums	15	—	(200,033)	31,923	3,315	(286,345)
Realized gain (loss)	—	—	—	49,507	—	103,132
Change in unrealized appreciation/depreciation	(1,349)	3	(7,773,146)	(3,811,242)	(354,488)	(10,073,717)
Purchases	16,803,670	—	—	48,270,713	—	13,978,469
Sales	—	—	(42,205,000)	(24,548,949)	—	(19,233,026)
Net transfers in or out of Level 3	(34,011,809)	—	12,162,360	(24,113,225)	(17,778,085)	(15,846,553)
Balance as of February 29, 2016	$16,802,336	$1,240,634	$4,343,700	$256,263,907	$28,903,773	$683,877,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 103.40%

ASSET-BACKED SECURITIES 20.41%

Automobiles 11.33%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$4,587	$4,536,945
AmeriCredit Automobile Receivables Trust 2012-4 C	1.93%	8/8/2018	1,500	1,502,584
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	1,619	1,619,083
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	334	333,333
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	4,275	4,266,870
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,624,811
AmeriCredit Automobile Receivables Trust 2014-4 D	3.07%	11/9/2020	5,171	5,198,888
AmeriCredit Automobile Receivables Trust 2015-3 D	3.34%	8/8/2021	3,967	3,988,651
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	3,150	3,166,085
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	3,375	3,376,783
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	2,477	2,501,014
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	2,437	2,469,272
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	5,919	5,957,692
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,248,979
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,555,756
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	6,444	6,417,177
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	5,880	5,865,587
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	3,880	3,864,363
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	6,320	6,323,791
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	418	417,498
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	1,187	1,186,703
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	2,567	2,566,714
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	8,601	8,547,656
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,861,484
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	8,044	8,071,728
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	732	720,981
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	4,771	4,768,409
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,171,522
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	8,284	8,333,764
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	7,535	7,526,283
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	3,160	3,163,366
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	140	140,208
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	926	924,959
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	5,716	5,713,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	$3,961	$3,956,479
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	876	874,889
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	1,627	1,626,209
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	1,234	1,233,690
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	1,012	1,011,640
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	6,809	6,799,329
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	5,843	5,844,635
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,523	1,518,915
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	2,081	2,041,803
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	3,877	3,877,380
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,660	3,650,670
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,753,094
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	1,661	1,652,099
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	5,847	5,834,061
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	1,972	1,969,195
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	3,730	3,730,703
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,950,132
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	293	292,972
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	2,291	2,290,323
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	4,023	4,019,962
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	660	659,768
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1	1,032
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	2,184	2,183,272
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	2,372	2,372,403
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	5,349	5,361,090
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	2,124	2,123,646
Nissan Auto Receivables Owner Trust 2013-B A3	0.84%	11/15/2017	2,703	2,702,651
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	14,923	14,916,790
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	2,450	2,458,881
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	2,820	2,821,547
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	1,717	1,718,251
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	4,178	4,212,905
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	12,530	12,522,368
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	2,240	2,236,809
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,700	4,630,877
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	8,500	8,477,955
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	12,242	12,203,460
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,173,971
World Omni Auto Receivables Trust 2014-B A2A	0.60%	1/16/2018	1,389	1,388,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	$1,159	$1,159,003
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	2,858	2,855,486
Total				285,040,467

Credit Cards 3.02%

Chase Issuance Trust 2014-A1	1.15%	1/15/2019	12,223	12,249,077
Chase Issuance Trust 2014-A3	0.631%#	5/15/2018	4,288	4,288,183
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	5,460	5,474,464
Citibank Credit Card Issuance Trust 2006-A3	5.30%	3/15/2018	9,417	9,435,551
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	8,457	8,475,492
Citibank Credit Card Issuance Trust 2014-A2	1.02%	2/22/2019	8,388	8,389,028
Discover Card Execution Note Trust 2013-A5	1.04%	4/15/2019	3,049	3,052,612
Synchrony Credit Card Master Note Trust 2011-2 A	0.911%#	5/15/2019	5,890	5,891,361
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	3,012	3,010,778
Synchrony Credit Card Master Note Trust 2015-3 A	1.74%	9/15/2021	3,463	3,465,051
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	12,296	12,294,767
Total				76,026,364

Home Equity 0.06%

Home Equity Asset Trust 2006-7 2A2	0.537%#	1/25/2037	67	67,422
New Century Home Equity Loan Trust 2005-A A6	4.954%	8/25/2035	1,320	1,294,252
Total				1,361,674

Other 6.00%

Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	0.537%#	4/16/2021	1,028	1,012,134
Avenue CLO VI Ltd. 2007-6A A2†	0.665%#	7/17/2019	1,000	994,106
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	1.793%#	4/27/2027	6,550	6,470,228
Cent CLO Ltd. 2013-18A A†	1.436%#	7/23/2025	1,130	1,106,048
CIFC Funding II Ltd. 2014-2A A1L†	1.862%#	5/24/2026	5,800	5,726,013
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	2,430	2,450,911
CNH Wholesale Master Note Trust 2013-2A A†	1.031%#	8/15/2019	4,046	4,042,378
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	1,647	1,645,285
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	2,034	2,047,275
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	6,454	6,459,325
Fore CLO Ltd. 2007-1A A2†	0.767%#	7/20/2019	1,001	995,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	$2,219	$2,202,363
Goldentree Loan Opportunities VI Ltd. 2012-6A A†	1.615	%#	4/17/2022	2,074	2,072,103
Grayson CLO Ltd. 2006-1A A1A†	0.574	%#	11/1/2021	947	921,808
Hempstead CLO LP 2013-1A A1†	1.821	%#	1/15/2026	6,000	5,850,386
Jackson Mill CLO Ltd. 2015-1A A†	1.861	%#	4/15/2027	8,300	8,073,672
JFIN Revolver CLO Ltd. 2013-1A A†	1.567	%#	1/20/2021	1,214	1,214,681
JFIN Revolver CLO Ltd. 2014-2A A2†	1.67	%#	2/20/2022	4,000	3,952,280
JFIN Revolver CLO Ltd. 2015-3A A1†	1.817	%#	4/20/2023	6,000	5,975,526
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	2,168	2,165,968
KKR Financial CLO Ltd. 2007-1A A†	0.712	%#	5/15/2021	629	623,825
KKR Financial CLO Ltd. 2007-1A B†	1.112	%#	5/15/2021	1,000	995,455
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,112,134
Marathon CLO IV Ltd. 2012-4A A1†	1.76	%#	5/20/2023	5,701	5,686,446
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	4,970	4,968,038
NZCG Funding Ltd. 2015-2A A1†	1.873	%#	4/27/2027	4,670	4,600,895
Oaktree CLO Ltd. 2014-2A A1A†	1.847	%#	10/20/2026	4,000	3,925,310
Oaktree EIF I Ltd. 2015-A1 B†	3.245	%#	10/18/2027	5,750	5,732,060
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.841	%#	4/15/2026	3,378	3,332,046
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	2,816	2,755,059
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	1,982,332
OZLM Funding Ltd. 2012-1A A2R†	2.67	%#	7/22/2027	3,500	3,480,875
OZLM VIII Ltd. 2014-8A A1A†	1.755	%#	10/17/2026	3,010	2,964,851
Recette CLO LLC 2015-1A B1†	2.515	%#	10/20/2027	2,000	1,904,083
Shackleton CLO Ltd. 2014-5A A†	1.844	%#	5/7/2026	3,400	3,344,517
Sheridan Square CLO Ltd. 2013-1A A1†	1.371	%#	4/15/2025	3,900	3,803,575
SLM Private Education Loan Trust 2010-A 2A†	3.681	%#	5/16/2044	2,238	2,297,966
SLM Private Education Loan Trust 2011-B A1†	1.281	%#	12/16/2024	1,495	1,494,284
SLM Private Education Loan Trust 2012-A A1†	1.831	%#	8/15/2025	436	436,741
SLM Private Education Loan Trust 2012-C A1†	1.527	%#	8/15/2023	1,910	1,908,091
SLM Private Education Loan Trust 2012-E A1†	1.177	%#	10/16/2023	2,692	2,691,374
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.635	%#	4/17/2021	1,500	1,472,836
Tryon Park CLO Ltd. 2013-1A A1†	1.441	%#	7/15/2025	5,000	4,862,193
Venture XVI CLO Ltd. 2014-16A A1L†	1.821	%#	4/15/2026	6,236	6,121,677
Venture XVIII CLO Ltd. 2014-18A A†	1.771	%#	10/15/2026	2,250	2,202,073
Voya CLO Ltd. 2015-1A A1†	1.795	%#	4/18/2027	8,000	7,880,405
Westchester CLO Ltd. 2007-1A A1A†	0.554	%#	8/1/2022	1,053	1,038,841
Total					150,995,538
Total Asset-Backed Securities (cost $515,352,851)					513,424,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments			Shares (000)		Fair Value
Common Stock 0.00%

Oil

OGX Petroleo e Gas SA ADR* (cost $41,297)				27	$5,131

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.00%

Oil

Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	17	30,477
Oleo e Gas Participacoes SA(a)(b)	10.00%	6/1/2016	BRL	22	38,360
Total Convertible Bonds (cost $123,390)					68,837

CORPORATE BONDS 30.01%

Air Transportation 0.08%

Air Canada (Canada)†(c)	7.75%	4/15/2021		$458	445,405
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		1,646	1,656,009
Total					2,101,414

Auto Parts: Original Equipment 0.05%

International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		1,446	1,279,710

Automotive 0.56%

Ford Motor Co.	6.375%	2/1/2029		1,489	1,666,134
Ford Motor Co.	6.625%	10/1/2028		2,973	3,412,412
General Motors Co.	5.00%	4/1/2035		3,702	3,250,586
General Motors Co.	6.60%	4/1/2036		5,440	5,650,474
Total					13,979,606

Banks: Regional 3.64%

Agricola Senior Trust†	6.75%	6/18/2020		1,250	1,232,812
Banco Nacional de Comercio Exterior SNC (Mexico)†(c)	4.375%	10/14/2025		1,000	992,500
Bank of America Corp.	3.95%	4/21/2025		2,550	2,462,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	4.20%	8/26/2024	$9,308	$9,333,597
Bank of America Corp.	4.25%	10/22/2026	1,950	1,928,542
Barclays plc (United Kingdom)(c)	3.65%	3/16/2025	5,425	4,996,441
Barclays plc (United Kingdom)(c)	4.375%	1/12/2026	2,801	2,708,363
BBVA Banco Continental SA (Peru)†(c)	5.25%	9/22/2029	1,100	1,046,650
Citigroup, Inc.	5.50%	9/13/2025	6,297	6,757,443
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	2,098	2,521,284
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,700	4,241,521
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026	3,251	3,106,994
Itau Unibanco Holding SA†	5.50%	8/6/2022	600	566,250
JPMorgan Chase & Co.	3.875%	9/10/2024	11,352	11,386,590
JPMorgan Chase & Co.	4.25%	10/1/2027	4,004	4,083,592
Lloyds Banking Group plc (United Kingdom)†(c)	4.582%	12/10/2025	4,425	4,367,409
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025	3,715	3,609,427
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	2,775	3,139,974
Morgan Stanley	4.00%	7/23/2025	2,525	2,609,880
Morgan Stanley	5.00%	11/24/2025	334	352,002
Morgan Stanley	7.25%	4/1/2032	523	687,241
Popular, Inc.	7.00%	7/1/2019	1,000	961,250
Santander UK Group Holdings plc (United Kingdom)†(c)	4.75%	9/15/2025	5,755	5,444,288
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029	4,469	5,976,094
Wells Fargo & Co.	4.10%	6/3/2026	5,215	5,392,659
Wells Fargo Bank NA	5.85%	2/1/2037	1,422	1,716,179
Total				91,621,252

Beverages 0.56%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(c)	3.375%	11/1/2022	1,500	1,265,873
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	3,150	3,308,659
Anheuser-Busch InBev Finance, Inc.	4.90%	2/1/2046	2,675	2,873,397
Central American Bottling Corp. (Guatemala)†(c)	6.75%	2/9/2022	4,671	4,799,452
JB y Cia SA de CV (Mexico)†(c)	3.75%	5/13/2025	1,900	1,857,068
Total				14,104,449

Biotechnology Research & Production 0.55%

Amgen, Inc.	4.95%	10/1/2041	975	973,301
Amgen, Inc.	6.40%	2/1/2039	8,973	10,626,248
Gilead Sciences, Inc.	4.60%	9/1/2035	2,186	2,278,179
Total				13,877,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.38%

GCP Applied Technologies, Inc.†	9.50%	2/1/2023	$603	$646,717
Standard Industries, Inc.†	5.50%	2/15/2023	1,692	1,721,610
Standard Industries, Inc.†	6.00%	10/15/2025	6,892	7,038,455
Votorantim Cimentos SA (Brazil)†(c)	7.25%	4/5/2041	100	67,760
Total				9,474,542

Business Services 0.10%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(c)	5.875%	8/12/2020	1,500	1,550,625
Western Union Co. (The)	3.35%	5/22/2019	903	921,317
Total				2,471,942

Chemicals 0.74%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	6,799	7,563,888
Braskem America Finance Co.†	7.125%	7/22/2041	200	156,740
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	2,400	2,268,000
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	1,364	1,387,870
Montell Finance Co. BV (Netherlands)†(c)	8.10%	3/15/2027	3,956	5,032,024
NewMarket Corp.	4.10%	12/15/2022	839	853,081
OCP SA (Morocco)†(c)	6.875%	4/25/2044	1,395	1,360,564
Total				18,622,167

Computer Hardware 0.45%

Dell, Inc.	7.10%	4/15/2028	2,106	1,911,195
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	2,750	2,899,848
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	6,869	6,531,244
Total				11,342,287

Computer Software 0.29%

Audatex North America, Inc.†	6.00%	6/15/2021	397	402,459
Audatex North America, Inc.†	6.125%	11/1/2023	1,707	1,730,471
Fidelity National Information Services, Inc.	5.00%	10/15/2025	3,182	3,312,376
First Data Corp.†	5.75%	1/15/2024	1,928	1,944,870
Total				7,390,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.14%

Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	$1,450	$1,160,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,450	2,453,062
Total				3,613,062

Diversified 0.09%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	2,300	2,357,500

Drugs 0.85%

Actavis Funding SCS (Luxembourg)(c)	4.55%	3/15/2035	1,300	1,311,894
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	4,129	4,149,645
Express Scripts Holding Co.	6.125%	11/15/2041	6,962	7,330,589
Forest Laboratories LLC†	5.00%	12/15/2021	6,978	7,666,331
Zoetis, Inc.	4.70%	2/1/2043	1,114	979,658
Total				21,438,117

Electric: Power 0.92%

AES El Salvador Trust II†	6.75%	3/28/2023	1,060	822,825
AES Gener SA (Chile)†(c)	5.00%	7/14/2025	200	191,124
Appalachian Power Co.	7.00%	4/1/2038	3,000	3,859,524
Calpine Corp.	5.75%	1/15/2025	1,476	1,333,935
Dominion Resources, Inc.	7.00%	6/15/2038	1,707	2,090,240
Empresa Electrica Guacolda SA (Chile)†(c)	4.56%	4/30/2025	200	182,271
Entergy Corp.	5.125%	9/15/2020	4,389	4,777,703
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,270,753
Exelon Generation Co. LLC	6.25%	10/1/2039	4,148	4,128,728
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	946	1,297,560
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	1,500	1,393,985
Red Oak Power LLC	8.54%	11/30/2019	860	863,843
Total				23,212,491

Engineering & Contracting Services 0.15%

China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023	2,849	2,931,667
Odebrecht Finance Ltd.†	5.25%	6/27/2029	1,200	534,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	689	317,801
Total				3,783,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.24%

CCM Merger, Inc.†	9.125%	5/1/2019	$1,658	$1,695,305
Eldorado Resorts, Inc.	7.00%	8/1/2023	648	649,620
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,005	1,007,513
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	1,697	1,775,486
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	800	824,000
Total				5,951,924

Financial Services 0.90%

Air Lease Corp.	4.25%	9/15/2024	947	880,710
Jefferies Group LLC	6.875%	4/15/2021	3,080	3,453,502
Lazard Group LLC	6.85%	6/15/2017	379	398,589
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,265	2,140,425
Navient Corp.	5.50%	1/15/2019	4,250	4,218,125
Navient Corp.	8.45%	6/15/2018	2,809	3,000,377
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,694	3,846,378
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,325	4,661,584
Total				22,599,690

Food 0.42%

Gruma SAB de CV (Mexico)†(c)	4.875%	12/1/2024	1,100	1,148,455
Kraft Foods Group, Inc.	6.875%	1/26/2039	4,725	5,816,810
US Foods, Inc.	8.50%	6/30/2019	3,489	3,569,596
Total				10,534,861

Health Care Services 0.45%

Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	316	327,060
Centene Escrow Corp.†	6.125%	2/15/2024	1,006	1,070,132
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	3,192	2,753,100
HCA, Inc.	7.50%	11/6/2033	870	933,075
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,467	2,355,985
Tenet Healthcare Corp.	6.75%	6/15/2023	1,900	1,731,375
Tenet Healthcare Corp.	8.00%	8/1/2020	2,228	2,261,420
Total				11,432,147

Household Equipment/Products 0.16%

Central Garden & Pet Co.	6.125%	11/15/2023	3,250	3,331,250
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(c)	4.25%	5/9/2020	625	607,219
Total				3,938,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.54%

CNO Financial Group, Inc.	5.25%	5/30/2025	$3,208	$3,123,790
Symetra Financial Corp.†	6.125%	4/1/2016	1,574	1,580,098
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,797	5,907,143
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,896,289
Total				13,507,320

Leasing 0.38%

Aviation Capital Group Corp.†	6.75%	4/6/2021	8,783	9,496,619

Leisure 0.40%

Carnival plc (United Kingdom)(c)	7.875%	6/1/2027	3,957	5,008,442
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,590	5,117,850
Total				10,126,292

Lodging 0.78%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	721	625,468
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,789,651
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	3,250	2,962,716
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,140,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	11,087	11,073,141
Total				19,591,676

Machinery: Agricultural 0.35%

Altria Group, Inc.	9.95%	11/10/2038	3,353	5,505,981
Reynolds American, Inc.	5.70%	8/15/2035	1,305	1,477,559
Reynolds American, Inc.	8.125%	5/1/2040	1,400	1,765,743
Total				8,749,283

Manufacturing 0.18%

General Electric Co.	6.75%	3/15/2032	1,302	1,738,241
Trinity Industries, Inc.	4.55%	10/1/2024	3,221	2,752,821
Total				4,491,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 2.53%

21st Century Fox America, Inc.	6.20%	12/15/2034	$1,560	$1,742,358
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,134,644
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	953	992,311
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	654	668,601
CCO Safari II LLC†	6.384%	10/23/2035	6,471	6,773,940
CCOH Safari LLC†	5.75%	2/15/2026	1,732	1,740,885
Cox Communications, Inc.†	8.375%	3/1/2039	3,800	4,158,025
Discovery Communications LLC	6.35%	6/1/2040	3,281	3,167,208
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	4/11/2022	3,825	3,461,625
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(c)	5.307%	5/11/2022	3,550	3,496,750
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	2,500	2,435,400
Neptune Finco Corp.†	10.875%	10/15/2025	2,545	2,754,963
Numericable-SFR SA (France)†(c)	6.00%	5/15/2022	1,666	1,657,670
Time Warner Cable, Inc.	7.30%	7/1/2038	9,023	9,546,902
Time Warner, Inc.	7.625%	4/15/2031	5,199	6,326,242
Univision Communications, Inc.†	5.125%	2/15/2025	524	514,175
Univision Communications, Inc.†	8.50%	5/15/2021	3,368	3,397,470
Viacom, Inc.	4.85%	12/15/2034	285	225,544
Viacom, Inc.	6.875%	4/30/2036	3,034	2,864,396
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	3,890	3,666,325
Total				63,725,434

Metals & Minerals: Miscellaneous 0.42%

ALROSA Finance SA (Luxembourg)†(c)	7.75%	11/3/2020	200	214,196
Barrick Gold Corp. (Canada)(c)	4.10%	5/1/2023	250	233,743
Barrick International Barbados Corp. (Barbados)†(c)	6.35%	10/15/2036	1,711	1,357,964
Glencore Finance Canada Ltd. (Canada)†(c)	6.00%	11/15/2041	3,437	2,403,494
Glencore Funding LLC†	4.625%	4/29/2024	453	345,503
Goldcorp, Inc. (Canada)(c)	5.45%	6/9/2044	1,466	1,273,435
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(c)	6.625%	10/14/2022	1,900	1,954,625
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	3,704	2,657,620
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	69	58,219
Total				10,498,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.47%

Dominion Gas Holdings LLC	4.60%	12/15/2044	$3,300	$3,117,949
Fermaca Enterprises S de RL de CV (Mexico)†(c)	6.375%	3/30/2038	2,546	2,265,876
GNL Quintero SA (Chile)†(c)	4.634%	7/31/2029	1,650	1,566,891
SourceGas LLC†	5.90%	4/1/2017	3,984	4,127,181
Transportadora de Gas del Peru SA (Peru)†(c)	4.25%	4/30/2028	800	746,000
Total				11,823,897

Oil 2.09%

Afren plc (United Kingdom)†(a)(c)	10.25%	4/8/2019	2,537	18,395
Apache Corp.	6.00%	1/15/2037	3,613	3,001,326
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	2,047	2,167,716
Canadian Oil Sands Ltd. (Canada)†(c)	7.90%	9/1/2021	876	958,715
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	563	439,140
Continental Resources, Inc.	4.90%	6/1/2044	1,257	772,900
Eni SpA (Italy)†(c)	5.70%	10/1/2040	10,550	9,293,084
Exxon Mobil Corp.	3.043%	3/1/2026	4,750	4,750,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(c)	7.50%	2/11/2020	1,685	968,875
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	247	239,356
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,068	1,781,065
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	890,331
Kerr-McGee Corp.	7.875%	9/15/2031	2,702	2,450,592
Kunlun Energy Co., Ltd. (Hong Kong)†(c)	3.75%	5/13/2025	1,615	1,585,962
LUKOIL International Finance BV (Netherlands)†(c)	6.656%	6/7/2022	500	521,440
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	650	310,375
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	6,876	3,197,340
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	1,730	35
PDC Energy, Inc.	7.75%	10/15/2022	2,859	2,673,165
Petrobras Global Finance BV (Netherlands)(c)	4.375%	5/20/2023	2,026	1,385,784
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(c)	9.75%	8/14/2019	1,000	1,015,000
Rowan Cos., Inc.	7.875%	8/1/2019	1,004	812,031
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	1,400	1,211,000
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	2,786	2,681,525
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	2,150	2,490,371
SM Energy Co.	6.125%	11/15/2022	3,408	1,499,520
Valero Energy Corp.	10.50%	3/15/2039	1,753	2,281,637
YPF SA (Argentina)†(c)	8.50%	7/28/2025	3,147	3,077,766
Total				52,474,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.19%

Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	$3,192	$2,991,574
Enbridge Energy Partners LP	9.875%	3/1/2019	4,721	5,083,960
Energy Transfer Partners LP	6.125%	12/15/2045	770	635,114
Energy Transfer Partners LP	6.625%	10/15/2036	1,260	1,052,649
Energy Transfer Partners LP	7.50%	7/1/2038	4,526	4,047,018
Enterprise Products Operating LLC	7.55%	4/15/2038	3,519	3,926,493
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	2,041	1,913,705
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,188,942
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,900	1,755,488
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	1,500	1,391,582
Kinder Morgan, Inc.	7.75%	1/15/2032	5,466	5,255,805
Kinder Morgan, Inc.	7.80%	8/1/2031	1,138	1,084,091
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	3,240	2,850,627
Ruby Pipeline LLC†	6.00%	4/1/2022	3,557	3,813,830
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	5,935	5,682,762
Southeast Supply Header LLC†	4.25%	6/15/2024	1,554	1,460,734
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,527	1,555,749
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.70%	3/20/2022	2,634	2,591,197
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,707	3,883,275
Total				55,164,595

Oil: Integrated Domestic 0.50%

Cameron International Corp.	7.00%	7/15/2038	561	642,050
Halliburton Co.	6.70%	9/15/2038	613	642,700
Halliburton Co.	7.45%	9/15/2039	2,173	2,508,700
Oceaneering International, Inc.	4.65%	11/15/2024	2,781	2,262,469
Schlumberger Holdings Corp.†	4.00%	12/21/2025	3,192	3,172,758
Weatherford International Ltd.	9.875%	3/1/2039	4,749	3,443,025
Total				12,671,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.50%

Georgia-Pacific LLC	8.875%	5/15/2031	$7,478	$10,727,984
Mercer International, Inc. (Canada)(c)	7.75%	12/1/2022	1,872	1,731,600
Total				12,459,584

Real Estate Investment Trusts 1.76%

CBRE Services, Inc.	4.875%	3/1/2026	5,269	5,322,528
CBRE Services, Inc.	5.25%	3/15/2025	568	589,012
EPR Properties	5.25%	7/15/2023	6,862	7,040,933
Equinix, Inc.	5.375%	4/1/2023	6,578	7,069,377
Equinix, Inc.	5.875%	1/15/2026	1,348	1,412,030
Hospitality Properties Trust	4.65%	3/15/2024	1,218	1,169,961
Hospitality Properties Trust	5.00%	8/15/2022	1,250	1,267,162
Host Hotels & Resorts LP	5.25%	3/15/2022	2,000	2,139,956
Iron Mountain, Inc.	6.00%	8/15/2023	775	825,375
Kilroy Realty LP	6.625%	6/1/2020	517	596,442
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	665	680,874
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	2,904,240
PLA Administradora Industrial S de RL de CV (Mexico)†(c)	5.25%	11/10/2022	1,000	913,000
Senior Housing Properties Trust	6.75%	12/15/2021	2,380	2,614,166
Trust F/1401 (Mexico)†(c)	5.25%	1/30/2026	1,100	1,034,550
Vereit Operating Partnership LP	3.00%	2/6/2019	9,042	8,635,110
Total				44,214,716

Retail 0.59%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,023	978,367
McDonald’s Corp.	4.70%	12/9/2035	976	1,013,266
New Albertson’s, Inc.	7.45%	8/1/2029	1,297	1,060,297
Pacific Emerald Pte Ltd. (Singapore)(c)	9.75%	7/25/2018	775	756,594
PVH Corp.	7.75%	11/15/2023	2,290	2,610,600
QVC, Inc.	4.375%	3/15/2023	515	488,410
QVC, Inc.	5.125%	7/2/2022	896	910,968
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	3,016	2,887,820
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	3,000	2,715,660
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,606	1,467,757
Total				14,889,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.09%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	$1,995	$2,292,476

Steel 0.21%

Allegheny Technologies, Inc.	7.625%	8/15/2023	2,798	1,944,610
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	3,431,400
Total				5,376,010

Technology 1.03%

Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	6,600	6,486,777
Amazon.com, Inc.	4.80%	12/5/2034	11,962	12,964,057
Expedia, Inc.	4.50%	8/15/2024	3,025	2,842,459
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	3,500	3,594,826
Total				25,888,119

Telecommunications 2.81%

AT&T, Inc.	6.30%	1/15/2038	8,099	8,803,297
AT&T, Inc.	6.50%	9/1/2037	7,043	7,872,602
CenturyLink, Inc.	5.625%	4/1/2025	5,136	4,538,940
CenturyLink, Inc.	6.875%	1/15/2028	1,425	1,129,313
Digicel Group Ltd. (Jamaica)†(c)	7.125%	4/1/2022	1,000	720,000
Digicel Ltd. (Jamaica)†(c)	6.75%	3/1/2023	1,077	923,528
Frontier Communications Corp.	7.625%	4/15/2024	1,445	1,271,600
Frontier Communications Corp.	9.25%	7/1/2021	5,522	5,542,707
Frontier Communications Corp.†	10.50%	9/15/2022	1,377	1,395,934
Frontier Communications Corp.†	11.00%	9/15/2025	2,289	2,300,445
GTE Corp.	6.94%	4/15/2028	9,758	11,525,750
Millicom International Cellular SA (Luxembourg)†(c)	4.75%	5/22/2020	2,500	2,293,000
Motorola Solutions, Inc.	3.75%	5/15/2022	3,153	2,926,533
MTN Mauritius Investments Ltd. (Mauritius)†(c)	4.755%	11/11/2024	1,865	1,627,212
T-Mobile USA, Inc.	6.00%	3/1/2023	6,396	6,619,860
T-Mobile USA, Inc.	6.464%	4/28/2019	56	57,820
T-Mobile USA, Inc.	6.542%	4/28/2020	2,766	2,876,640
Verizon Communications, Inc.	5.85%	9/15/2035	7,627	8,335,319
Total				70,760,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.13%

Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035		$200	$206,600
Florida East Coast Holdings Corp.†	6.75%	5/1/2019		2,960	2,978,500
Total					3,185,100

Utilities 0.19%

Aquarion Co.†	4.00%	8/15/2024		4,741	4,785,727

Utilities: Electrical 0.15%

Tennessee Valley Authority	3.50%	12/15/2042		3,740	3,716,270
Total Corporate Bonds (cost $804,204,021)					755,016,368

FLOATING RATE LOAN(d) 0.07%

Gaming

Seminole Tribe of Florida Initial Term Loan (cost $1,766,588)	3.00%	4/29/2020		1,770	1,763,226

FOREIGN BONDS(b) 0.09%

Brazil 0.02%

BRF SA†	7.75%	5/22/2018	BRL	2,500	516,741

Mexico 0.07%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,715,868
Total Foreign Bonds (cost $3,748,146)					2,232,609

FOREIGN GOVERNMENT OBLIGATIONS 3.38%

Angola 0.05%

Republic of Angola†(c)	9.50%	11/12/2025		$1,505	1,298,063

Argentina 0.29%

City of Buenos Aires†(c)	9.95%	3/1/2017		800	835,140
Provincia de Buenos Aires†(c)	9.95%	6/9/2021		1,675	1,762,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina (continued)

Provincia de Neuquen†(c)	7.875%	4/26/2021	$320	$315,200
Republic of Argentina(a)(c)	8.28%	12/31/2033	1,901	2,242,422
Republic of Argentina(c)	8.75%	5/7/2024	1,870	2,023,340
Total				7,179,040

Bahamas 0.09%

Commonwealth of Bahamas†(c)	6.95%	11/20/2029	1,943	2,269,424

Bermuda 0.19%

Bermuda Government†	5.603%	7/20/2020	4,450	4,899,450

Brazil 0.13%

Federal Republic of Brazil(c)	4.25%	1/7/2025	1,000	856,250
Federal Republic of Brazil(c)	5.00%	1/27/2045	1,000	712,500
Federal Republic of Brazil†(c)	5.333%	2/15/2028	2,000	1,570,000
Total				3,138,750

Cayman Islands 0.04%

Cayman Islands Government†	5.95%	11/24/2019	800	904,000

Chile 0.03%

Republic of Chile(c)	3.125%	3/27/2025	713	746,868

Dominican Republic 0.21%

Dominican Republic†(c)	5.50%	1/27/2025	2,395	2,317,162
Dominican Republic†(c)	6.60%	1/28/2024	800	828,000
Dominican Republic†(c)	6.85%	1/27/2045	1,550	1,453,125
Dominican Republic†(c)	9.04%	1/23/2018	628	665,475
Total				5,263,762

El Salvador 0.05%

Republic of EI Salvador†(c)	6.375%	1/18/2027	1,489	1,269,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ethiopia 0.03%

Federal Republic of Ethiopia†(c)	6.625%	12/11/2024	$800	$703,000

Gabon 0.01%

Republic of Gabon†(c)	6.375%	12/12/2024	400	325,212

Ghana 0.09%

Republic of Ghana†(c)	7.875%	8/7/2023	3,100	2,320,381

Honduras 0.19%

Honduras Government†(c)	7.50%	3/15/2024	4,626	4,862,736

Hungary 0.13%

Republic of Hungary(c)	5.375%	3/25/2024	2,946	3,280,003

Indonesia 0.19%

Perusahaan Penerbit SBSN†(c)	4.00%	11/21/2018	1,700	1,772,250
Perusahaan Penerbit SBSN†(c)	4.325%	5/28/2025	2,275	2,226,770
Republic of Indonesia†(c)	5.875%	1/15/2024	670	742,359
Total				4,741,379

Ivory Coast 0.04%

Ivory Coast Bond†(c)	6.375%	3/3/2028	1,175	1,060,214

Latvia 0.09%

Republic of Latvia†(c)	5.25%	6/16/2021	2,047	2,330,151

Lithuania 0.19%

Republic of Lithuania†(c)	7.375%	2/11/2020	4,078	4,823,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.25%

United Mexican States(c)	4.00%	10/2/2023	$4,421	$4,558,051
United Mexican States(c)	5.55%	1/21/2045	1,214	1,270,147
United Mexican States(c)	5.95%	3/19/2019	400	445,900
Total				6,274,098

Panama 0.03%

Republic of Panama(c)	4.00%	9/22/2024	348	361,920
Republic of Panama(c)	4.30%	4/29/2053	550	506,000
Total				867,920

Paraguay 0.17%

Republic of Paraguay†(c)	4.625%	1/25/2023	3,150	3,134,250
Republic of Paraguay†(c)	6.10%	8/11/2044	1,170	1,143,675
Total				4,277,925

Peru 0.04%

Republic of Peru(c)	4.125%	8/25/2027	942	968,847

Philippines 0.12%

Republic of Philippines(c)	7.50%	9/25/2024	1,979	2,631,061
Republic of Philippines(c)	9.50%	10/21/2024	300	450,171
Total				3,081,232

Romania 0.02%

Republic of Romania†(c)	6.125%	1/22/2044	320	385,367

Russia 0.12%

Russia Eurobonds†(c)	4.875%	9/16/2023	2,900	2,999,107

South Africa 0.10%

Republic of South Africa(c)	4.665%	1/17/2024	1,020	997,323
Republic of South Africa(c)	5.50%	3/9/2020	1,400	1,466,132
Total				2,463,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.04%

Republic of Sri Lanka†(c)	6.85%	11/3/2025	$1,100	$1,025,333

Trinidad And Tobago 0.08%

Republic of Trinidad & Tobago†(c)	4.375%	1/16/2024	1,830	1,903,200

Turkey 0.32%

Republic of Turkey(c)	4.25%	4/14/2026	600	569,861
Republic of Turkey(c)	5.625%	3/30/2021	3,124	3,320,393
Republic of Turkey(c)	5.75%	3/22/2024	2,625	2,793,066
Republic of Turkey(c)	7.00%	6/5/2020	1,300	1,451,418
Total				8,134,738

Uruguay 0.05%

Republic of Uruguay PIK(c)	7.875%	1/15/2033	968	1,226,940
Total Foreign Government Obligations (cost $86,429,813)				85,023,940

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.97%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.359%#	2/25/2032	18,326	3,298,427
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	516	517,827
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	10,637	10,915,877
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	7,377	7,607,942
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	1,946	2,010,322
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $24,209,497)				24,350,395

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.81%

Federal Home Loan Mortgage Corp.	3.50%#	3/1/2046	11,076	11,676,477
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	9,055	9,853,433
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	3,499	3,753,253
Federal National Mortgage Assoc. (e)	3.00%	TBA	234,270	241,090,104
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 2/1/2046	169,668	178,296,683
Federal National Mortgage Assoc.(e)	3.50%	TBA	13,840	14,501,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	$26,636	$28,635,436
Federal National Mortgage Assoc.(e)	4.00%	TBA	47,480	50,668,203
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 4/1/2036	9,032	10,237,431
Total Government Sponsored Enterprises Pass-Throughs (cost $546,570,483)				548,712,352

MUNICIPAL BONDS 0.16%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,900	2,236,832
North Texas Tollway Auth	8.91%	2/1/2030	1,475	1,790,974
Total Municipal Bonds (cost $3,690,790)				4,027,806

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.41%

Banc of America Commercial Mortgage Trust 2015-UBS7 B	4.367%#	9/15/2048	1,163	1,199,699
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.367%#	9/15/2048	546	515,653
Bear Stearns ALT-A Trust 2004-8 1A	1.127%#	9/25/2034	1,727	1,666,362
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%	10/10/2047	1,070	1,092,228
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533%#	10/10/2047	1,215	1,105,574
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.188%#	10/10/2047	50,626	878,721
Citigroup Commercial Mortgage Trust 2015-GC33 AS	4.114%	9/10/2058	2,389	2,459,431
Citigroup Commercial Mortgage Trust 2015-GC33 B	4.572%#	9/10/2058	2,608	2,680,052
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%	2/10/2049	1,050	1,099,669
Citigroup Commercial Mortgage Trust 2016-GC36 B	4.759%	2/10/2049	3,600	3,756,979
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%	2/10/2049	7,900	4,843,456
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	5,643	5,442,402
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.289%#	8/10/2047	5,459	371,792
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%#	10/10/2053	1,750	1,650,757
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%#	10/10/2053	3,663	2,767,705
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443%#	7/10/2050	1,140	1,135,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBWF Mortgage Trust 2015-LCM A2†	3.421	%#	6/10/2034	$1,578	$1,600,876
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	1,620	1,376,278
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2019	1,732	1,643,145
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,400	1,410,752
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	1,230	1,160,094
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	1,261	1,254,709
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#	8/5/2034	19,156	933,951
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,328,512
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	3,741	3,595,126
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#	8/5/2034	22,024	711,926
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%		4/15/2047	2,500	2,680,573
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.256	%#	4/15/2047	5,650	261,691
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.281	%#	4/15/2047	1,595	39,875
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	3,750	3,986,435
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312	%#	7/15/2048	978	856,574
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.619	%#	8/15/2048	3,364	3,022,959
JPMorgan Chase Commercial Mortgage Securities Trust 2016-C1 B	4.905	%#	3/15/2049	2,885	2,804,393
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	419	409,475
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	444	434,206
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,268	1,078,423
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	6,289	6,090,165
MSCG Trust 2015-ALDR B†	3.462	%#	6/7/2035	1,875	1,853,917
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	736	728,461
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%		1/5/2035	2,495	2,351,762
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%		1/5/2035	450	421,322
UBS-BAMLL Trust 2012-WRM E†	4.238	%#	6/10/2030	3,905	3,631,005
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71	%#	3/18/2028	2,405	2,262,010
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.298	%#	7/15/2046	1,450	1,498,279
Wells Fargo Commercial Mortgage Trust 2013-LC12 C	4.298	%#	7/15/2046	4,894	4,667,938
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.298	%#	7/15/2046	5,195	4,421,035
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.138	%#	5/15/2048	7,460	5,079,648
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%		4/15/2050	2,653	2,515,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.883%#	1/15/2059	$2,748	$1,824,250
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%#	5/15/2047	11,170	699,152
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%#	5/15/2047	2,205	98,311
WF-RBS Commercial Mortgage Trust 2014-C23 C	3.849%#	10/15/2057	608	533,926
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.705%#	10/15/2057	69,188	2,805,384
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	10/15/2057	100,000	2,175,850
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	11/15/2047	1,000	1,001,513
Total Non-Agency Commercial Mortgage-Backed Securities (cost $113,172,502)				110,915,623

U.S. TREASURY OBLIGATIONS 22.09%

U.S. Treasury Bond	3.00%	5/15/2045	40,801	44,037,988
U.S. Treasury Bond	3.00%	11/15/2045	41,275	44,593,139
U.S. Treasury Note	0.875%	10/15/2017	61,973	62,067,385
U.S. Treasury Note	1.25%	11/30/2018	179,982	181,823,936
U.S. Treasury Note	1.375%	1/31/2021	154,056	155,066,915
U.S. Treasury Note	1.75%	10/31/2020	32,349	33,106,549
U.S. Treasury Note	2.625%	11/15/2020	33,059	35,131,006
Total U.S. Treasury Obligations (cost $550,882,267)				555,826,918
Total Long-Term Investments (cost $2,650,191,645)				2,601,367,248

SHORT-TERM INVESTMENTS 9.59%

U.S. TREASURY OBLIGATION 2.45%

U.S. Treasury Note (cost $61,645,927)	1.50%	7/31/2016	61,371	61,632,502

REPURCHASE AGREEMENT 7.14%

Repurchase Agreement dated 2/29/2016, 0.03% due 3/1/2016 with Fixed Income Clearing Corp. collateralized by $184,055,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $183,134,725; proceeds: $179,543,968 (cost $179,543,818)			179,544	179,543,818
Total Short-Term Investments (cost $241,189,745)				241,176,320
Total Investments in Securities 112.99% (cost $2,891,381,390)				2,842,543,568
Liabilities in Excess of Other Assets(f) (12.99%)				(326,781,345)
Net Assets 100.00%				$2,515,762,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2016.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Defaulted (non-income producing security).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2016.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Liabilities in Excess of Other Assets include TBA Sale Commitment and net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

TBA SALE COMMITMENT	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Government Sponsored Enterprises Pass-Throughs

Federal National Mortgage Assoc.(1) (proceeds $14,482,263)	3.50%	TBA	13,840	$(14,501,332)

(1)	Refer to Note 2(g) in the Notes to Schedule of Investments.

Open Forward Foreign Currency Exchange Contracts at February 29, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Bank of America	5/12/2016	2,385,000	$594,989	$582,557	$12,432

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	J.P. Morgan	5/12/2016	31,570,000	$1,666,781	$1,731,250	$(64,469)

Open Futures Contracts at February 29, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2016	1,379	Long	$166,837,453	$(99,389)
U.S. 10-Year Treasury Note	March 2016	1	Short	(130,906)	(4,556)
U.S. 10-Year Treasury Note	June 2016	816	Short	(106,501,056)	(139,922)
Totals				$60,205,491	$(243,867)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$—	$149,013,206	$1,982,332	(4)	$150,995,538
Remaining Industries	—	362,428,505	—		362,428,505
Common Stock	—	5,131	—		5,131
Convertible Bonds	—	—	68,837	(5)	68,837
Corporate Bonds	—	755,016,368	—		755,016,368
Floating Rate Loan	—	1,763,226	—		1,763,226
Foreign Bonds	—	2,232,609	—		2,232,609
Foreign Government Obligations	—	85,023,940	—		85,023,940
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	24,350,395	—		24,350,395
Government Sponsored Enterprises Pass-Throughs	—	548,712,352	—		548,712,352
Municipal Bonds	—	4,027,806	—		4,027,806
Non-Agency Commercial Mortgage-Backed Securities	—	100,244,189	10,671,434	(4)(6)	110,915,623
U.S. Treasury Obligations	—	617,459,420	—		617,459,420
Repurchase Agreement	—	179,543,818	—		179,543,818
Total	$—	$2,829,820,965	$12,722,603		$2,842,543,568
Liabilities
TBA Sale Commitment	$—	$(14,501,332)	$—		$(14,501,332)
Total	$—	$(14,501,332)	$—		$(14,501,332)
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$12,432	$—		$12,432
Liabilities	—	(64,469)	—		(64,469)
Futures Contracts
Assets	—	—	—		—
Liabilities	(243,867)	—	—		(243,867)
Total	$(243,867)	$(52,037)	$—		$(295,904)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 29, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Non-Agency Commercial Mortgage-Back Securities categorized as Level 3 investment includes Citigroup Commercial Mortgage Trust 2016-GC36 D, DBWF Mortgage Trust 2015-LCM D, Hudsons Bay Simon JV Trust 2015-HB7 D7 and JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2015	$2,409,066	$68,836	$—
Accrued discounts/premiums	2	—	4,174
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(159)	1	(127,231)
Purchases	1,982,489	—	4,706,108
Sales	—	—	—
Net transfers in or out of Level 3	(2,409,066)	—	6,088,383
Balance as of February 29, 2016	$1,982,332	$68,837	$10,671,434

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 29, 2016, the following Funds had unfunded loan commitments:

Notes to Schedule of Investments (unaudited)(continued)

Security Name	Fund Name

Floating Rate Fund
Midas Intermediate Holdco II, LLC	$815,333

(m)	Inflation-Linked Derivatives-Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Also, Core Plus Bond Fund entered into credit default swaps based on CDX indexes, which are comprised at a basket of emerging market sovereign issuers.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Notes to Schedule of Investments (unaudited)(continued)

(o)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 29, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of February 29, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$616,090,707	$1,602,948,403	$11,774,444
Gross unrealized gain	11,216,309	9,965,302	55,020
Gross unrealized loss	(42,325,118)	(23,857,600)	(205,148)
Net unrealized security loss	$(31,108,809)	$(13,892,298)	$(150,128)

Notes to Schedule of Investments (unaudited)(continued)

	Diversified Equity Strategy Fund	Floating Rate Fund	High Yield Fund
Tax cost	$263,416,965	$6,200,210,814	$4,091,981,888
Gross unrealized gain	8,297,110	11,359,869	46,096,765
Gross unrealized loss	(26,102,264)	(301,081,451)	(334,980,718)
Net unrealized security loss	$(17,805,154)	$(289,721,582)	$(288,883,953)

	Income Fund	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$1,918,593,331	$613,545,068	$2,183,281,245
Gross unrealized gain	19,841,615	1,914,343	44,086,106
Gross unrealized loss	(132,751,757)	(38,358,023)	(304,637,898)
Net unrealized security loss	$(112,910,142)	$(36,443,680)	$(260,551,792)

	Multi-Asset Growth Fund	Multi-Asset Income Fund	Short Duration Income Fund
Tax cost	$1,223,483,950	$2,236,361,165	$34,879,187,834
Gross unrealized gain	28,492,452	115,778	111,894,418
Gross unrealized loss	(175,608,092)	(315,020,552)	(1,669,728,967)
Net unrealized security loss	$(147,115,640)	$(314,904,774)	$(1,557,834,549)

	Total Return Fund
Tax cost	$2,903,114,153
Gross unrealized gain	20,210,461
Gross unrealized loss	(80,781,046)
Net unrealized security loss	$(60,570,585)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended February 29, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended February 29, 2016 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(continued)

Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended February 29, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended February 29, 2016 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended February 29, 2016 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

High Yield Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the period then ended February 29, 2016 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of February 29, 2016, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Core Fixed Income Fund
Liability Derivatives	Interest Rate Contracts
Futures Contracts	$27,998

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Futures Contracts	$1,575	—
Liability Derivatives
Credit Default Swaps	—	$101,399
Futures Contracts	$1,921	—

Notes to Schedule of Investments (unaudited)(continued)

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$1,496,330
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$10,113
Futures Contracts	$103,154	—

	High Yield Fund
	Equity	Interest	Foreign
	Index	Rate	Currency
Asset Derivatives	Contracts	Contracts	Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	—	—	—	$426,206
Credit Default Swaps	—	—	—	239,418
Forward Foreign Currency Exchange Contracts	—	—	$2,060,811	—
Liability Derivatives
Credit Default Swaps	—	—	—	$289,762
Forward Foreign Currency Exchange Contracts	—	—	$571,807	—
Futures Contracts	$2,639,714	$615,113	—	—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	—	—	$556,199
Forward Foreign Currency Exchange Contracts	—	$3,741,369	—
Futures Contracts	$89,002	—	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$3,608,602	—
Futures Contracts	$939,337	—	—

	Inflation Focused Fund
		Foreign
	Interest Rate	Currency	Inflation Linked
Asset Derivatives	Contracts	Contracts	Contracts	Credit Contracts
CPI Swaps	—	—	$17,499,786	—
Forward Foreign Currency Exchange Contracts	—	$15,403	—	—
Futures Contracts	$50,673	—	—	—
Liability Derivatives
CPI Swaps	—	—	$147,019,589	—
Credit Default Swaps	—	—	—	$15,242
Futures Contracts	$213,519	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Balanced Opportunity Fund
	Equity Index		Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Credit Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	—	—	$1,654,372
Futures Contracts	$137,826	—	—	—
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	$539,289	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	$159,949
Futures Contracts	—	—	$14,406	—

	Multi-Asset Growth Fund
	Equity Index		Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Credit Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	—	—	$1,121,026
Futures Contracts	$77,643	—	—	—
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	$439,371	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	$90,186
Futures Contracts	—	—	$18,140	—

	Multi-Asset Income Fund
	Equity Index		Interest Rate	Foreign Currency
Asset Derivatives	Contracts	Credit Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	—	—	$1,832,709
Futures Contracts	$132,594	—	—	—
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	$587,386	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	$164,345
Futures Contracts	—	—	$16,427	—

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$695,054	—
Futures Contracts	$2,734,951	—	—
Liability Derivatives
Credit Default Swaps	—	—	$396,021
Futures Contracts	$10,172,171	—	—

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	—	$12,432
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$64,469
Futures Contracts	$243,867	—

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 29, 2016:

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2016	Fair Value at 2/29/2016	Net Realized Gain 12/1/2015 to 2/29/2016		Dividend Income 12/1/2015 to 2/29/2016
Lord Abbett Affiliated Fund, Inc.-Class I	3,767,325	97,366	(218,770)	3,645,921	$49,475,142	$1,260,199		$362,769
Lord Abbett Developing Growth Fund, Inc.-Class I	619,969	54,593	—	674,562	12,013,953	—		—
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3,412,032	—	(50,597)	3,361,435	37,244,699	173,599		—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,783,493	31,603	(55,583)	1,759,513	36,474,691	594,807		—
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,735,255	236,028	—	1,971,283	37,060,121	4,406,854	(a)	—
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,590,240	56,289	(64,107)	2,582,422	29,000,603	236,903		511,934
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,256,785	62,740	(34,523)	1,285,002	19,480,633	944,435	(b)	174,679
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1,453,390	2,544	(23,793)	1,432,141	24,861,970	130,263		—
Total					$245,611,812	$7,747,060		$1,049,382

(a)	Includes $4,406,854 of distributed capital gains.
(b)	Includes $756,280 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2016	Fair Value at 2/29/2016	Net Realized Gain (Loss) 12/1/2015 to 2/29/2016	Dividend Income 12/1/2015 to 2/29/2016
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	11,074,939	—	(221,789)	10,853,150	$184,937,676	$481,510	$—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	14,180,045	—	(2,096,528)	12,083,517	207,353,158	940,534	—
Lord Abbett Investment Trust-Convertible Fund-Class I	19,586,686	416,062	(547,566)	19,455,182	194,940,928	328,673	4,380,177
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	7,659,403	100,135	(757,746)	7,001,792	76,039,459	274,872 (a)	515,415
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	35,934,980	1,150,950	(8,283,430)	28,802,500	141,708,300	(9,549,490)	1,283,145
Lord Abbett Investment Trust-High Yield Fund - Class I	67,902,973	1,056,133	(4,116,560)	64,842,546	436,390,337	(2,955,134)	7,274,588
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	837,171	—	837,171	9,401,429	—	—
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	49,688,475	294,195	(3,729,898)	46,252,772	293,242,574	(5,414,225)	2,000,529
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	9,547,063	140,711	(67,647)	9,620,127	220,781,907	479,563	2,474,599
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	22,437,988	16,626,836	(7,614,756)	31,450,068	134,291,788	(1,150,898)	1,079,475
Total					$1,899,087,556	$(16,564,595)	$19,007,928

(a)	Includes $168,035of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2016	Fair Value at 2/29/2016	Net Realized Gain (Loss) 12/1/2015 to 2/29/2016	Dividend Income 12/1/2015 to 2/29/2016
Lord Abbett Affiliated Fund, Inc.-Class I	2,858,812	19,611	(40,463)	2,837,960	$38,511,114	$(91,533)	$277,495
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7,269,790	—	(745,132)	6,524,658	111,180,170	87,696	—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10,802,391	—	(890,314)	9,912,077	170,091,235	(38,029)	—
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3,500,619	75,403	(91,276)	3,484,746	37,844,344	89,784 (a)	246,239
Lord Abbett Investment Trust-High Yield Fund-Class I	39,486,925	663,881	(2,790,957)	37,359,849	251,431,781	(1,818,892)	4,206,687
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	522,949	—	522,949	5,872,714	—	—
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	36,354,126	367,948	(2,632,825)	34,089,249	216,125,841	(2,901,251)	1,462,462
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,974,265	134,331	—	8,108,596	186,092,278	—	2,066,929
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	9,482,732	4,105,768	(2,765,391)	10,823,109	46,214,674	(402,627)	379,941
Total					$1,063,364,151	$(5,074,852)	$8,639,753

(a)	Includes $79,097 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2015	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2016	Fair Value at 2/29/2016	Net Realized Gain (Loss) 12/1/2015 to 2/29/2016	Dividend Income 12/1/2015 to 2/29/2016
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,370,589	—	(2,034,439)	3,336,150	$57,248,336	$(9,331,487)	$—
Lord Abbett Investment Trust-Convertible Fund-Class I	20,039,313	421,182	(713,986)	19,746,509	197,860,018	(1,394,823)	4,500,096
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	7,344,648	57,234	(1,152,710)	6,249,172	67,866,011	140,064 (a)	468,885
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	39,780,715	344,276	(9,307,651)	30,817,340	151,621,311	(11,657,656)	1,415,427
Lord Abbett Investment Trust-High Yield Fund-Class I	104,719,451	1,562,122	(12,292,524)	93,989,049	632,546,299	(13,856,803)	10,763,132
Lord Abbett Securities Trust-International Core Equity Fund-Class I	—	856,855	—	856,855	9,622,480	—	—
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	35,383,579	199,569	(6,717,612)	28,865,536	183,007,498	(18,662,960)	1,357,067
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,114,547	33,821	(66,415)	3,081,953	70,730,817	62,741	807,291
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	126,992,872	17,360,577	(21,136,330)	123,217,119	526,137,099	(5,157,406)	5,469,310
Total					$1,896,639,869	$(59,858,330)	$24,781,208

(a)	Includes $155,274 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of February 29, 2016, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	20.14%
Lord Abbett Developing Growth Fund, Inc. - Class I	4.89%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	15.17%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	14.85%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	15.09%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.81%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	7.93%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.12%

Multi-Asset Balanced Opportunity Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	9.74%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	10.92%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.26%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.00%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	7.46%
Lord Abbett Investment Trust - High Yield Fund - Class I	22.98%
Lord Abbettt Securities Trust - International Core Equity Fund Class I	0.50%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	15.44%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	11.63%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	7.07%

Multi-Asset Growth Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	3.62%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	10.46%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	16.00%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3.56%
Lord Abbett Investment Trust - High Yield Fund - Class I	23.64%
Lord Abbett Securities Trust - International Core Equity Fund Class I	0.55%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20.32%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	17.50%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	4.35%

Multi-Asset Income Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	3.02%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.43%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3.58%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	7.99%
Lord Abbett Investment Trust - High Yield Fund - Class I	33.35%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	0.51%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	9.65%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	3.73%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	27.74%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 29, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.45%
Pfizer, Inc.	3.28%
JPMorgan Chase & Co.	3.14%
General Electric Co.	2.95%
Intel Corp.	2.42%
QUALCOMM, Inc.	2.15%
Ford Motor Co.	1.88%
Reynolds American, Inc.	1.79%
AT&T, Inc.	1.76%
Target Corp.	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.83%
Consumer Staples	9.58%
Energy	10.12%
Financials	22.97%
Health Care	8.29%
Industrials	12.70%
Information Technology	12.49%
Materials	4.26%
Telecommunication Services	3.10%
Utilities	6.20%
Repurchase Agreement	0.46%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.64%
General Electric Co.	3.61%
Chevron Corp.	3.55%
Pfizer, Inc.	3.47%
Citigroup, Inc.	2.67%
AT&T, Inc.	2.58%
Exxon Mobil Corp.	2.55%
Johnson & Johnson	2.49%
Intel Corp.	2.34%
PPL Corp.	2.01%

Holdings by Sector*	% of Investments
Consumer Discretionary	5.38%
Consumer Staples	7.04%
Energy	11.91%
Financials	28.74%
Health Care	11.81%
Industrials	10.88%
Information Technology	11.18%
Materials	2.49%
Telecommunication Services	3.27%
Utilities	6.87%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Whirlpool Corp.	2.37%
XL Group plc	2.06%
SCANA Corp.	2.04%
Invesco Ltd.	2.00%
M&T Bank Corp.	1.99%
Public Service Enterprise Group, Inc.	1.89%
Fifth Third Bancorp	1.86%
Everest Re Group Ltd.	1.74%
Fidelity National Information Services, Inc.	1.73%
Stanley Black & Decker, Inc.	1.64%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.09%
Consumer Staples	4.56%
Energy	7.57%
Financials	33.57%
Health Care	5.46%
Industrials	9.58%
Information Technology	10.08%
Materials	5.45%
Telecommunication Services	1.21%
Utilities	13.43%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Intel Corp., 2.95%, 12/15/2035	4.40%
Wells Fargo & Co., 7.50%	4.29%
Yahoo!, Inc. , 12/1/2018	4.12%
Allergan plc, 5.50%	3.32%
Teva Pharmaceutical Industries Ltd., 7.00%	2.72%
MGIC Investment Corp., 9.00%, 04/1/2063	2.21%
Tesla Motors, Inc., 0.25%, 03/1/2019	2.13%
Newmont Mining Corp., 1.625%, 07/15/2017	2.13%
VeriSign, Inc., 4.345%, 08/15/2037	1.80%
VEREIT, Inc., 3.00%, 08/1/2018	1.79%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.72%
Consumer Staples	4.32%
Energy	4.09%
Financials	13.48%
Healthcare	16.26%
Industrials	4.51%
Materials	4.98%
Media	2.66%
Technology	31.07%
Telecommunications	6.21%
Transportation	0.74%
Utilities	2.33%
Repurchase Agreement	1.63%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/30.2018	8.22%
U.S. Treasury Note, 0.88%, 10/15/2017	6.22%
U.S. Treasury Note, 1.375%, 1/31/2021	6.16%
Federal National Mortgage Assoc., 3.00%, TBA	4.11%
Federal National Mortgage Assoc., 3.50%, 2/1/2046	3.49%
Federal National Mortgage Assoc., 4.00%, TBA	2.58%
U.S. Treasury Note, 1.50%, 7/31/2016	2.57%
Federal National Mortgage Assoc., 3.00%, TBA	2.36%
Federal National Mortgage Assoc., 3.00%, TBA	2.30%
U.S. Treasury Bond, 3.00%, 11/15/2045	2.04%

Holdings by Sector*	% of Investments
Auto	0.45%
Basic Industry	0.22%
Capital Goods	0.16%
Consumer Cyclicals	0.54%
Consumer Services	1.64%
Consumer Staples	0.59%
Energy	2.93%
Financial Services	27.46%
Foreign Government	1.48%
Health Care	1.26%
Integrated Oil	0.36%
Materials and Processing	0.52%
Municipal	0.21%
Producer Durables	0.58%
Technology	1.12%
Telecommunications	1.40%
Transportation	0.30%
U.S. Government	51.77%
Utilities	0.83%
Repurchase Agreement	6.18%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Panera Bread Co. Class A	2.15%
MarketAxess Holdings, Inc.	1.68%
IDEXX Laboratories, Inc.	1.58%
WebMD Health Corp.	1.55%
Stamps.com, Inc.	1.55%
Pool Corp.	1.51%
Align Technology, Inc.	1.39%
Sinclair Broadcast Group, Inc. Class A	1.37%
Ellie Mae, Inc.	1.37%
BroadSoft, Inc.	1.36%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.60%
Consumer Staples	4.82%
Energy	0.39%
Financials	7.08%
Health Care	16.84%
Industrials	11.66%
Information Technology	33.87%
Materials	0.75%
Utilities	2.27%
Repurchase Agreement	2.72%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional, Zero Coupon, 7/1/2017	1.57%
Laclede Group, Inc. (The), 1.368%, 8/15/2017	0.97%
Federal National Mortgage Assoc., 3.48%, 11/1/2040	0.97%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.303%, 10/15/2044	0.94%
Martin Marietta Materials, Inc., 1.703%, 6/30/2017	0.93%
U.S. Treasury Note, 0.875%, 10/15/2017	0.85%
Hewlett-Packard Enterprise Co., 2.353%, 10/5/2017	0.81%
U.S. Treasury Note, 1.375, 1/31/2021	.079%
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A, 3.429%, 6/10/2027	0.71%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 3/15/2022	0.70%

Holdings by Sector*	% of Investments
Asset Backed	14.67%
Automotive	1.55%
Banking	3.90%
Basic Industry	2.98%
Capital Goods	2.01%
Consumer Goods	2.05%
Energy	11.32%
Financial Services	2.67%
Foreign Government	1.60%
Healthcare	3.43%
Insurance	1.57%
Leisure	2.51%
Media	3.39%
Mortgage Backed	32.41%
Municipal	0.47%
Real Estate	3.96%
Retail	0.42%
Technology & Electronics	2.41%
Telecommunications	1.08%
Transportation	1.83%
U.S. Government	1.64%
Utility	2.13%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
General Electric Co.	4.96%
Pfizer, Inc.	4.85%
JPMorgan Chase & Co.	3.66%
Johnson & Johnson	3.63%
Microsoft Corp.	3.22%
Exxon Mobil Corp.	3.17%
Cisco Systems, Inc.	2.81%
AT&T, Inc.	2.80%
Mondelez International, Inc. Class A	2.78%
Chubb Ltd.	2.76%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.13%
Consumer Staples	6.44%
Energy	10.90%
Financials	24.56%
Health Care	12.56%
Industrials	12.37%
Information Technology	11.37%
Materials	3.18%
Telecommunication Services	3.82%
Utilities	4.25%
Repurchase Agreement	2.42%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	6.42%
Facebook, Inc. Class A	6.40%
Microsoft Corp.	4.44%
Amazon.com, Inc.	3.09%
Apple, Inc.	3.03%
Visa, Inc. Class A	2.62%
McDonald’s Corp.	2.52%
Bristol-Myers Squibb Co.	2.03%
PepsiCo, Inc.	1.98%
Home Depot, Inc. (The)	1.93%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.53%
Consumer Staples	11.00%
Financials	2.66%
Health Care	13.20%
Industrials	10.53%
Information Technology	35.74%
Telecommunications Services	2.67%
Utilities	0.98%
Repurchase Agreement	0.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Dollar General Corp.	2.33%
Intercontinental Exchange, Inc.	2.08%
AutoZone, Inc.	1.92%
Red Hat, Inc.	1.78%
Mettler-Toledo International, Inc.	1.71%
Zoetis, Inc.	1.65%
Dollar Tree, Inc.	1.64%
Fiserv, Inc.	1.56%
Alliance Data Systems Corp.	1.55%
Chipotle Mexican Grill, Inc.	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	23.52%
Consumer Staples	9.23%
Financials	5.97%
Health Care	16.79%
Industrials	16.11%
Information Technology	21.50%
Materials	5.80%
Telecommunications Services	0.91%
Repurchase Agreement	0.17%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Neptune Finco Corp., 10.875%, 10/15/2025	1.78%
T-Mobile USA, Inc., 6.836%, 04/28/2023	0.81%
Frontier Communications Corp., 11.00%, 09/15/2025	0.76%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.72%
AMC Networks, Inc., 4.75%, 12/15/2022	0.69%
DISH DBS Corp., 5.875%, 07/15/2022	0.62%
Frontier Communications Corp., 10.50%, 09/15/2022	0.58%
HCA, Inc., 5.875%, 03/15/2022	0.56%
MGM Resorts International, 6.00%, 03/15/2023	0.55%
L Brands, Inc., 6.875%, 11/1/2035	0.54%

Holdings by Sector*	% of Investments
Automotive	2.13%
Banking	3.09%
Basic Industry	10.70%
Capital Goods	5.58%
Consumer Goods	6.63%
Energy	10.34%
Financial Services	2.32%
Foreign Sovereign	0.65%
Healthcare	7.94%
Insurance	0.62%
Leisure	7.68%
Media	11.48%
Municipal	0.10%
Real Estate	0.82%
Retail	6.85%
Services	2.78%
Technology & Electronics	4.87%
Telecommunications	7.74%
Transportation	2.43%
Utility	2.36%
Repurchase Agreement	2.89%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Danone SA	2.49%
Imperial Tobacco Group plc	2.37%
Snam SpA	2.22%
National Grid plc	1.95%
Roche Holding AG	1.94%
Honda Motor Co., Ltd.	1.83%
BT Group plc	1.72%
Deutsche Telekom AG Registered Shares	1.67%
Teva Pharmaceutical Industries Ltd. ADR	1.66%
Astellas Pharma, Inc.	1.66%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.32%
Consumer Staples	13.17%
Energy	5.29%
Financials	19.09%
Health Care	12.34%
Industrials	11.29%
Information Technology	8.92%
Materials	2.17%
Telecommunication Services	6.60%
Utilities	5.33%
Repurchase Agreement	3.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Grid plc	2.91%
Snam SpA	2.70%
Imperial Brands Finance plc	2.67%
Enagas SA	2.41%
Crescent Point Energy Corp.	2.03%
Spark New Zealand Ltd.	1.91%
Bezeq The Israeli Telecommunication Corp., Ltd.	1.82%
National Australia Bank Ltd.	1.82%
Vivendi SA	1.78%
Mirvac Group	1.76%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.45%
Consumer Staples	9.38%
Energy	10.55%
Financials	24.04%
Health Care	5.48%
Industrials	7.52%
Information Technology	2.79%
Materials	1.58%
Telecommunication Services	13.63%
Utilities	11.98%
Repurchase Agreement	1.60%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Loomis AB Class B	1.80%
Ebro Foods SA	1.76%
Amer Sports OYJ	1.61%
UDG Healthcare plc	1.60%
Elior Participations SCA	1.56%
Cairn Homes plc	1.53%
Takara Leben Co., Ltd.	1.51%
Frutarom Industries Ltd.	1.49%
Sundrug Co., Ltd.	1.46%
SCSK Corp.	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.79%
Consumer Staples	10.89%
Energy	0.84%
Financials	20.36%
Health Care	4.48%
Industrials	18.28%
Information Technology	13.88%
Materials	4.31%
Telecommunication Services	1.83%
Utilities	3.56%
Repurchase Agreement	2.78%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Edison International	2.84%
PPL Corp.	2.65%
XL Group plc	2.30%
Hartford Financial Services Group, Inc. (The)	2.12%
Portland General Electric Co.	2.08%
M&T Bank Corp.	2.02%
Sempra Energy	2.02%
Whirlpool Corp.	1.99%
UDR, Inc.	1.94%
Harris Corp.	1.91%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.37%
Consumer Staples	3.08%
Energy	8.04%
Financials	32.58%
Health Care	8.21%
Industrials	6.19%
Information Technology	13.00%
Materials	3.82%
Utilities	13.15%
Repurchase Agreement	1.20%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 10/15/2017	1.42%
U.S. Treasury Note, 1.00%, 9/30/2016	0.88%
Air Lease Corp., 5.625%, 4/1/2017	0.81%
U.S. Treasury Note, 0.875%, 9/15/2016	0.75%
HBOS plc, 6.75%, 5/21/2018	0.75%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.59%, 4/15/2047	0.66%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 6/15/2028	0.66%
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/2020	0.65%
Forest Laboratories LLC, 4.3751/2019%, 2/1/2019	0.63%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.857%, 11/14/2027	0.59%

Holdings by Sector*	% of Investments
Auto	2.24%
Basic Industry	0.72%
Capital Goods	0.32%
Consumer Cyclicals	1.60%
Consumer Discretionary	1.12%
Consumer Services	2.08%
Consumer Staples	1.52%
Energy	9.38%
Financial Services	55.69%
Foreign Government	0.88%
Health Care	3.69%
Integrated Oils	0.80%
Materials & Processing	2.24%
Municipal	2.49%
Producer Durables	1.20%
Technology	2.41%
Telecommunications	1.44%
Transportation	1.04%
U.S. Government	6.57%
Utilities	2.41%
Repurchase Agreement	0.16%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
RenaissanceRe Holdings Ltd.	2.82%
Federal Realty Investment Trust	2.82%
American Water Works Co., Inc.	2.54%
AECOM	2.13%
STERIS plc	2.05%
Pinnacle Foods, Inc.	2.05%
Booz Allen Hamilton Holding Corp.	2.03%
CMS Energy Corp.	2.02%
Reliance Steel & Aluminum Co.	1.97%
Jarden Corp.	1.94%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.57%
Consumer Staples	2.67%
Energy	4.27%
Financials	24.24%
Health Care	9.06%
Industrials	11.70%
Information Technology	17.32%
Materials	6.29%
Telecommunication Services	1.59%
Utilities	7.80%
Repurchase Agreement	2.49%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2016